Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments

As of December 31, 2024 (Unaudited)

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Senior Secured Loans — 82.2%

Business Services — 8.8%
Accordion Partners LLC	Delayed Draw	1.00%			11/15/2031	USD	8,478,261	$(84,011)	$(82,016)	[1,2,3]
Accordion Partners LLC	First Lien Term Loan	9.58%	SOFR	525	11/15/2031	USD	49,869,565	49,377,196	49,387,145	[1,3,4]
Accordion Partners LLC	Revolver	0.50%			11/15/2031	USD	5,652,174	(55,495)	(54,677)	[1,2,3]
Actium Midco 3 (UK) Limited	Delayed Draw	1.00%			8/29/2031	GBP	546,809	290,734	264,157	[1,2,3,5]
Actium Midco 3 (UK) Limited	First Lien Term Loan	10.20%	SONIA	525	8/29/2031	GBP	2,535,513	3,274,239	3,118,605	[1,3,4,5]
Alert SRC Newco LLC	Delayed Draw	1.00%			12/11/2030	USD	1,307,948	(19,528)	(19,619)	[1,2,3]
Alert SRC Newco LLC	First Lien Term Loan	9.45%	SOFR	500	12/11/2030	USD	4,054,638	3,994,233	3,993,818	[1,3,4]
Alert SRC Newco LLC	Revolver	0.50%			12/11/2030	USD	392,384	(5,830)	(5,886)	[1,2,3]
ALKU Intermediate Holdings, LLC	First Lien Term Loan	10.50%	SOFR	625	5/23/2029	USD	22,275,000	21,831,310	22,171,850	[1,3,4]
ALKU Intermediate Holdings, LLC	First Lien Term Loan	9.75%	SOFR	550	5/23/2029	USD	2,462,625	2,419,638	2,438,648	[1,3,4]
AMCP Clean Acquisition Company, LLC	Delayed Draw	1.00%			6/15/2028	USD	840,790	(8,270)	(8,237)	[1,2,3,6]
Amerit Fleet Solutions	Revolver	11.75%	PRIME	525	12/17/2029	USD	1,250,000	1,240,684	1,240,625	[1,3,4]
Amerit Fleet Solutions	Revolver	9.63%	SOFR	525	12/17/2029	USD	1,033,333	1,025,620	1,025,583	[1,3,4]
Amerit Fleet Solutions	Revolver	0.50%			12/17/2029	USD	1,883,333	(14,056)	(14,125)	[1,2,3]
Amerit Fleet Solutions	First Lien Term Loan	9.63%	SOFR	525	12/17/2031	USD	45,833,333	45,490,402	45,489,583	[1,3,4]
Any Hour, LLC	Delayed Draw	9.33%	SOFR	500	5/23/2030	USD	7,612,367	628,377	707,575	[1,3,4,7]
Any Hour, LLC	First Lien Term Loan	9.33%	SOFR	500	5/23/2030	USD	26,013,483	25,652,636	25,757,890	[1,3,4]
Any Hour, LLC	Revolver	9.36%	SOFR	500	5/23/2030	USD	3,807,108	2,803,467	2,817,923	[1,3,4,7]
Applied Technical Services, LLC	Delayed Draw	10.23%	SOFR	575	12/29/2026	USD	11,039,208	10,717,382	10,774,334	[1,3,4,7]
Applied Technical Services, LLC	First Lien Term Loan	10.23%	SOFR	575	12/29/2026	USD	9,830,088	9,721,919	9,653,230	[1,3,4]
Applied Technical Services, LLC	Revolver	13.25%	PRIME	475	12/29/2026	USD	1,637,986	1,440,767	1,419,155	[1,3,4,7]
AQ Carver Buyer, Inc.	First Lien Term Loan	10.19%	SOFR	550	8/2/2029	USD	29,700,000	29,205,587	29,788,209	[1,3,4]
Archer Acquisition, LLC	Delayed Draw	9.41%	SOFR	500	10/6/2029	USD	4,335,758	309,667	311,238	[1,3,4,7]
Archer Acquisition, LLC	First Lien Term Loan	9.43%	SOFR	500	10/6/2029	USD	12,838,553	12,673,971	12,737,973	[1,3,4]
Archer Acquisition, LLC	Revolver	0.50%			10/6/2029	USD	261,174	(3,918)	(2,046)	[1,2,3]
Ares Holdings LLC	First Lien Term Loan	9.34%	SOFR	500	11/18/2027	USD	1,609,274	1,594,480	1,603,272	[1,3,4,6]
Ares Holdings LLC	Revolver	11.75%	PRIME	500	11/18/2027	USD	112,702	111,669	112,282	[1,3,4,6]
Ares Holdings LLC	Revolver	9.40%	SOFR	500	11/18/2027	USD	10,143	10,050	10,105	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Ares Holdings LLC	Revolver	0.50%			11/18/2027	USD	891,476	$(8,075)	$(3,325)	[1,2,3,6]
ATIS Acquisition, Inc.	Delayed Draw	9.08%	SOFR	475	9/24/2030	USD	3,695,652	148,860	151,902	[1,3,4,6,7]
ATIS Acquisition, Inc.	First Lien Term Loan	9.08%	SOFR	475	9/24/2030	USD	3,695,652	3,651,007	3,653,533	[1,3,4,6]
ATIS Acquisition, Inc.	Revolver	0.50%			9/24/2030	USD	1,108,696	(13,239)	(12,636)	[1,2,3,6]
Auxey Bidco Limited	First Lien Term Loan	10.37%	SOFR	600	6/29/2027	USD	14,887,500	14,667,501	14,660,551	[1,3,4]
AVSC Holding Corp.	Revolver	9.53%	SOFR	500	12/5/2029	USD	1,900,992	266,377	266,139	[1,3,4,6,7]
AVSC Holding Corp.	Revolver	9.36%	SOFR	500	12/5/2029	USD	240,543	33,744	33,676	[1,3,4,7]
AVSC Holding Corp.	First Lien Term Loan	9.53%	SOFR	500	12/5/2031	USD	16,047,726	15,727,789	15,726,771	[1,3,4,6]
AVSC Holding Corp.	First Lien Term Loan	9.36%	SOFR	500	12/5/2031	USD	2,060,799	2,019,877	2,019,583	[1,3,4]
AWP Group Holdings, Inc.	Revolver	9.93%	SOFR	550	12/22/2026	USD	235,294	232,066	234,393	[1,3,4]
AWP Group Holdings, Inc.	Revolver	9.93%	SOFR	550	12/22/2026	USD	211,765	208,892	210,954	[1,3,4]
AWP Group Holdings, Inc.	Revolver	9.09%	SOFR	475	12/22/2026	USD	3,592,570	2,362,217	2,359,392	[1,3,4,7]
AWP Group Holdings, Inc.	Delayed Draw	9.11%	SOFR	475	12/22/2027	USD	14,533,800	9,689,938	9,795,923	[1,3,4,7]
AWP Group Holdings, Inc.	First Lien Term Loan	9.11%	SOFR	475	12/22/2027	USD	17,097,810	16,846,626	17,032,327	[1,3,4]
AWP Group Holdings, Inc.	Delayed Draw	9.11%	SOFR	475	12/23/2030	USD	29,394,840	15,803,768	15,790,524	[1,3,4,7]
AWP Group Holdings, Inc.	First Lien Term Loan	9.11%	SOFR	475	12/23/2030	USD	29,809,590	29,624,290	29,695,423	[1,3,4]
AWP Group Holdings, Inc.	Revolver	0.50%			12/23/2030	USD	9,535,604	-	(36,520)	[1,2,3]
AWP Group Holdings, Inc.	Delayed Draw	9.20%	SOFR	475	12/23/2030	USD	1,271,416	1,259,034	1,266,547	[1,3,4,6]
AWP Group Holdings, Inc.	Delayed Draw	9.19%	SOFR	475	12/23/2030	USD	1,271,416	1,259,038	1,266,547	[1,3,4,6]
AWP Group Holdings, Inc.	Delayed Draw	9.11%	SOFR	475	12/23/2030	USD	2,925,623	656,982	674,294	[1,3,4,6,7]
AWP Group Holdings, Inc.	First Lien Term Loan	9.11%	SOFR	475	12/23/2030	USD	1,367,114	1,353,924	1,361,878	[1,3,4,6]
AWP Group Holdings, Inc.	Revolver	10.25%	SOFR	550	12/24/2029	USD	82,353	81,218	82,038	[1,3,4]
AWP Group Holdings, Inc.	Revolver	9.93%	SOFR	550	12/24/2029	USD	105,882	104,408	105,477	[1,3,4]
AWP Group Holdings, Inc.	Revolver	0.50%			12/24/2029	USD	482,353	75,954	80,506	[1,3,7]
AWT Holding, Inc.	Delayed Draw	1.00%			12/17/2027	USD	1,346,683	(20,232)	-	[1,2,3]
AWT Holding, Inc.	First Lien Term Loan	10.06%	SOFR	575	12/17/2027	USD	808,010	795,576	808,010	[1,3,4]
AWT Holding, Inc.	Revolver	0.50%			12/17/2027	USD	134,668	(2,021)	-	[1,2,3]
BC Group Holdings, Inc.	First Lien Term Loan	9.33%	SOFR	500	12/21/2026	USD	1,116,381	1,099,726	1,106,406	[1,3,4,6]
Benecon Midco II LLC	First Lien Term Loan	9.57%	SOFR	550	1/23/2031	USD	74,812,500	73,796,390	74,812,500	[1,3,4]
Benecon Midco II LLC	Revolver	10.09%	SOFR	525	1/23/2031	USD	6,500,000	727,696	812,500	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Bingo Group Buyer, Inc.	Delayed Draw	1.00%			7/10/2031	USD	1,521,000	$(18,423)	$(8,020)	[1,2,3]
Bingo Group Buyer, Inc.	First Lien Term Loan	9.33%	SOFR	500	7/10/2031	USD	4,913,000	4,854,323	4,868,898	[1,3,4]
Bingo Group Buyer, Inc.	Revolver	9.33%	SOFR	500	7/10/2031	USD	585,000	4,600	4,745	[1,3,4,7]
BSC Top Shelf Blocker, LLC	First Lien Term Loan	9.58%	SOFR	525	6/28/2029	USD	2,112,000	2,077,973	2,075,040	[1,3,4]
BSC Top Shelf Blocker, LLC	Revolver	0.50%			6/28/2029	USD	294,500	(4,631)	(5,154)	[1,2,3]
Cards Acquisition, Inc.	Delayed Draw	1.00%			8/12/2029	USD	5,583,456	(96,860)	(111,670)	[1,2,3]
Cards Acquisition, Inc.	First Lien Term Loan	9.58%	SOFR	525	8/12/2029	USD	9,677,992	9,541,452	9,484,432	[1,3,4]
Cards Acquisition, Inc.	Revolver	12.75%	PRIME	425	8/12/2029	USD	2,069,694	1,290,695	1,285,284	[1,3,4,7]
CGI Parent, LLC	First Lien Term Loan	9.15%	SOFR	450	2/14/2028	USD	19,311,583	19,028,660	19,311,583	[1,3,4]
CL Services Acquisition, LLC	Delayed Draw	1.00%			4/25/2028	USD	1,108,000	(18,594)	(22,160)	[1,2,3]
Cobalt Service Partners, LLC	Delayed Draw	9.08%	SOFR	475	10/11/2031	USD	26,470,588	1,015,347	1,027,940	[1,3,4,7]
Cobalt Service Partners, LLC	First Lien Term Loan	9.08%	SOFR	475	10/11/2031	USD	8,529,412	8,446,014	8,449,519	[1,3,4]
Cobalt Service Partners, LLC	Revolver	0.50%			10/11/2031	USD	3,176,471	(30,764)	(29,753)	[1,2,3]
Community Management Holdings Midco 2, LLC	Delayed Draw	1.00%			11/1/2031	USD	2,700,000	(40,022)	(38,523)	[1,2,3]
Community Management Holdings Midco 2, LLC	First Lien Term Loan	9.57%	SOFR	500	11/1/2031	USD	6,750,000	6,650,394	6,653,692	[1,3,4]
Community Management Holdings Midco 2, LLC	Revolver	9.57%	SOFR	500	11/1/2031	USD	315,000	310,317	310,506	[1,3,4]
Community Management Holdings Midco 2, LLC	Revolver	0.50%			11/1/2031	USD	810,000	(11,864)	(11,557)	[1,2,3]
Coolsys, Inc.	Delayed Draw	9.47%	SOFR	500	8/11/2028	USD	78,703,704	74,631,609	74,625,587	[1,3,4,7]
Coolsys, Inc.	First Lien Term Loan	9.47%	SOFR	500	8/11/2028	USD	25,703,704	25,304,107	25,294,148	[1,3,4]

Coretrust Purchasing Group LLC	Delayed Draw	1.00%			10/1/2029	USD	7,518,797	(101,875)	-	[1,2,3]
Coretrust Purchasing Group LLC	Revolver	0.50%			10/1/2029	USD	4,511,278	(282,824)	-	[1,2,3]
CRCI Longhorn Holdings, Inc.	Delayed Draw	1.00%			8/27/2031	USD	19,411,765	(189,421)	(74,345)	[1,2,3]
CRCI Longhorn Holdings, Inc.	Delayed Draw	1.00%			8/27/2031	USD	5,301,691	(77,849)	(20,305)	[1,2,3,6]
CRCI Longhorn Holdings, Inc.	First Lien Term Loan	9.36%	SOFR	500	8/27/2031	USD	77,647,059	76,897,574	77,349,679	[1,3,4]
CRCI Longhorn Holdings, Inc.	First Lien Term Loan	9.36%	SOFR	500	8/27/2031	USD	21,206,766	20,949,723	21,125,546	[1,3,4,6]
CRCI Longhorn Holdings, Inc.	Revolver	9.36%	SOFR	500	8/27/2031	USD	8,058,824	7,981,125	8,027,959	[1,3,4]
CRCI Longhorn Holdings, Inc.	Revolver	9.36%	SOFR	500	8/27/2031	USD	2,297,399	2,269,596	2,288,600	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
CRCI Longhorn Holdings, Inc.	Revolver	9.36%	SOFR	500	8/27/2031	USD	588,235	$582,639	$585,982	[1,3,4]
CRCI Longhorn Holdings, Inc.	Revolver	9.36%	SOFR	500	8/27/2031	USD	176,723	174,606	176,046	[1,3,4,6]
CRCI Longhorn Holdings, Inc.	Revolver	9.34%	SOFR	500	8/27/2031	USD	705,882	699,141	703,179	[1,3,4]
CRCI Longhorn Holdings, Inc.	Revolver	0.50%			8/27/2031	USD	3,588,235	36,428	56,846	[1,3,7]
CRCI Longhorn Holdings, Inc.	Revolver	0.50%			8/27/2031	USD	1,060,338	(12,697)	(4,061)	[1,2,3,6]
Crete PA Holdco, LLC	Delayed Draw	1.00%			11/26/2030	USD	1,905,581	(28,354)	(28,584)	[1,2,3]
Crete PA Holdco, LLC	First Lien Term Loan	9.52%	SOFR	500	11/26/2030	USD	1,905,581	1,877,341	1,876,998	[1,3,4]
Crete PA Holdco, LLC	Revolver	0.50%			11/26/2030	USD	285,837	(4,218)	(4,288)	[1,2,3]
Davidson Hotel Company LLC	Delayed Draw	1.00%			10/31/2031	USD	183,450	(2,719)	(2,629)	[1,2,3,6]
Davidson Hotel Company LLC	First Lien Term Loan	9.34%	SOFR	500	10/31/2031	USD	559,544	551,292	551,526	[1,3,4,6]
Davidson Hotel Company LLC	Revolver	9.34%	SOFR	500	10/31/2031	USD	95,904	46,543	46,578	[1,3,4,6,7]
Denali Buyerco LLC	Delayed Draw	9.91%	SOFR	525	9/15/2028	USD	26,822,641	22,467,991	22,830,446	[1,3,4,6,7]
Denali Buyerco LLC	First Lien Term Loan	9.91%	SOFR	525	9/15/2028	USD	17,170,732	16,948,338	17,170,732	[1,3,4,6]
Dione Bidco Limited	Delayed Draw	1.80%			11/22/2028	GBP	11,742,750	5,105,853	5,102,221	[1,2,3,5]
DISA Holdings Corp.	Delayed Draw	9.40%	SOFR	500	9/9/2028	USD	3,436,707	347,523	394,391	[1,3,4,6,7]
DISA Holdings Corp.	First Lien Term Loan	9.50%	SOFR	500	9/9/2028	USD	4,570,821	4,512,148	4,570,821	[1,3,4,6]
DISA Holdings Corp.	Revolver	0.50%			9/9/2028	USD	1,145,569	(14,169)	-	[1,2,3,6]
DMT Solutions Global Corporation	First Lien Term Loan	12.43%	SOFR	800	8/30/2027	USD	29,576,471	28,933,918	29,011,859	[1,3,4]
Esquire Deposition Solutions, LLC	Delayed Draw	9.58%	SOFR	525	12/30/2028	USD	1,673,260	1,656,110	1,648,162	[1,3,4]
Esquire Deposition Solutions, LLC	First Lien Term Loan	9.58%	SOFR	525	12/30/2028	USD	8,533,678	8,438,913	8,405,672	[1,3,4]
Esquire Deposition Solutions, LLC	Revolver	0.50%			12/30/2028	USD	1,440,042	(18,922)	(21,600)	[1,2,3]
Explorer Investor, Inc.	First Lien Term Loan	10.51%	SOFR	600	6/28/2029	USD	29,387,780	28,313,812	27,842,504	[1,3,4]
FR Vision Holdings, Inc.	First Lien Term Loan	10.12%	SOFR	550	1/21/2031	USD	2,788,395	2,737,714	2,788,395	[1,3,4,6]
FR Vision Holdings, Inc.	Revolver	0.50%			1/22/2030	USD	352,951	(6,002)	-	[1,2,3,6]
Galileo Parent, Inc.	Revolver	10.08%	SOFR	575	5/3/2029	USD	5,431,620	2,870,999	2,870,999	[1,3,4,7]
Galileo Parent, Inc.	First Lien Term Loan	10.08%	SOFR	575	5/3/2030	USD	34,568,380	34,568,380	34,568,380	[1,3,4]
Gerson Lehrman Group, Inc.	First Lien Term Loan	9.73%	SOFR	525	12/13/2027	USD	63,506,069	63,142,586	63,415,426	[1,3,4]
Gold Medal Holdings, Inc.	Revolver	10.07%	SOFR	575	3/17/2027	USD	18,233	18,078	17,994	[1,3,4]
Gold Medal Services LLC	Delayed Draw	1.00%			3/17/2027	USD	739,742	(7,044)	(9,698)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Gold Medal Services LLC	First Lien Term Loan	10.08%	SOFR	575	3/17/2027	USD	2,988,350	$2,962,156	$2,949,176	[1,3,4]
Gold Medal Services LLC	Revolver	10.08%	SOFR	575	3/17/2027	USD	328,200	81,953	80,786	[1,3,4,7]
Gold Medal Services LLC	Revolver	10.07%	SOFR	575	3/17/2027	USD	18,233	18,042	17,994	[1,3,4]
HSI Halo Acquisition, Inc.	Delayed Draw	9.36%	SOFR	500	6/30/2031	USD	2,113,248	345,881	363,281	[1,3,4,6,7]
HSI Halo Acquisition, Inc.	First Lien Term Loan	9.59%	SOFR	500	6/30/2031	USD	11,834,194	11,721,255	11,817,303	[1,3,4,6]
HSI Halo Acquisition, Inc.	Revolver	0.50%			6/30/2031	USD	1,711,863	(16,030)	(2,443)	[1,2,3,6]
iCIMS, Inc.	First Lien Term Loan	10.38%	SOFR	575	8/18/2028	USD	21,515,977	21,266,387	21,431,419	[1,3,4]
iCIMS, Inc.	First Lien Term Loan	10.88%	SOFR	625	8/18/2028	USD	10,000,000	9,877,027	9,935,673	[1,3,4]
iCIMS, Inc.	Revolver	10.34%	SOFR	575	8/18/2028	USD	1,777,142	666,666	659,682	[1,3,4,7]
IG Investment Holdings, LLC	Revolver	11.75%	PRIME	400	9/22/2027	USD	40,963	40,317	40,559	[1,3,4]
IG Investment Holdings, LLC	Revolver	11.50%	PRIME	400	9/22/2027	USD	1,065,037	106,097	112,390	[1,3,4,7]
IG Investment Holdings, LLC	First Lien Term Loan	10.69%	SOFR	600	9/22/2028	USD	9,473,133	9,362,573	9,379,752	[1,3,4]
IG Investment Holdings, LLC	First Lien Term Loan	10.69%	SOFR	600	9/22/2028	USD	7,176,432	7,139,497	7,105,692	[1,3,4,6]
IG Investment Holdings, LLC	First Lien Term Loan	9.67%	SOFR	500	9/22/2028	USD	24,049,688	23,925,264	23,812,622	[1,3,4]
IG Investment Holdings, LLC	First Lien Term Loan	9.57%	SOFR	500	9/22/2028	USD	7,824,783	7,748,364	7,747,651	[1,3,4,6]
IG Investment Holdings, LLC	Revolver	11.75%	PRIME	400	9/22/2028	USD	1,255,704	77,182	67,070	[1,3,4,7]
IG Investment Holdings, LLC	Revolver	11.50%	PRIME	400	9/22/2028	USD	878,751	92,354	92,232	[1,3,4,6,7]
IG Investment Holdings, LLC	Revolver	11.50%	PRIME	400	9/22/2028	USD	322,977	320,562	319,793	[1,3,4]
IG Investment Holdings, LLC	Revolver	9.51%	SOFR	500	9/22/2028	USD	191,631	190,408	189,742	[1,3,4]
IG Investment Holdings, LLC	Revolver	0.50%			9/22/2028	USD	3,403,722	(25,665)	(33,551)	[1,2,3]
Innovative Discovery, LLC	First Lien Term Loan	9.11%	SOFR	475	6/30/2027	USD	12,604,306	12,524,599	12,478,264	[1,3,4]
Innovative Discovery, LLC	Revolver	0.50%			6/30/2027	USD	1,128,000	(8,114)	(11,280)	[1,2,3]
Inovex Information Systems Incorporated	Delayed Draw	1.00%			12/17/2030	USD	3,279,857	(48,872)	(49,198)	[1,2,3]
Inovex Information Systems Incorporated	First Lien Term Loan	9.63%	SOFR	525	12/17/2030	USD	13,689,840	13,485,487	13,484,492	[1,3,4]
Inovex Information Systems Incorporated	Revolver	8.63%	SOFR	425	12/17/2030	USD	3,030,303	803,324	803,031	[1,3,4,7]
Java Buyer, Inc.	Delayed Draw	10.32%	SOFR	575	12/15/2027	USD	3,394,898	3,338,376	3,347,573	[1,3,4]
Java Buyer, Inc.	First Lien Term Loan	10.20%	SOFR	575	12/15/2027	USD	6,427,368	6,320,305	6,337,766	[1,3,4]
KENG Acquisition, Inc.	Delayed Draw	1.00%			8/1/2029	USD	2,540,323	(36,420)	(35,190)	[1,2,3]
KENG Acquisition, Inc.	Delayed Draw	9.36%	SOFR	500	8/7/2029	USD	9,053,321	3,951,641	3,921,935	[1,3,4,7]
KENG Acquisition, Inc.	First Lien Term Loan	9.36%	SOFR	500	8/7/2029	USD	11,885,988	11,710,223	11,721,336	[1,3,4]
KENG Acquisition, Inc.	Revolver	0.50%			8/7/2029	USD	3,266,129	-	(45,244)	[1,2,3]
KeyImpact Holdings, Inc.	First Lien Term Loan	11.09%	SOFR	650	1/31/2029	USD	5,280,702	5,167,143	5,280,702	[1,3,4]
Keystone Partners, LLC	Delayed Draw	9.58%	SOFR	525	10/25/2028	USD	613,000	260,946	260,525	[1,3,4,7]
Keystone Partners, LLC	First Lien Term Loan	9.88%	SOFR	525	10/25/2028	USD	3,769,950	3,715,503	3,713,401	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Keystone Partners, LLC	Revolver	0.50%			10/25/2028	USD	352,000	$(5,037)	$(5,280)	[1,2,3]
Lynx Franchising, LLC	First Lien Term Loan	11.47%	SOFR	675	12/23/2026	USD	4,898,314	4,850,073	4,830,028	[1,3,4]
Lynx Franchising, LLC	First Lien Term Loan	11.28%	SOFR	675	12/23/2026	USD	5,000,000	4,971,597	4,930,296	[1,3,4]
Management Consulting & Research, LLC	Delayed Draw	9.28%	SOFR	500	8/16/2027	USD	35,118,131	9,279,883	9,431,463	[1,3,4,7]
Management Consulting & Research, LLC	First Lien Term Loan	9.28%	SOFR	500	8/16/2027	USD	14,922,043	14,174,539	14,788,095	[1,3,4]
Management Consulting & Research, LLC	Revolver	9.32%	SOFR	500	8/16/2027	USD	4,077,060	909,547	895,247	[1,3,4,7]
Marina Acquisition, Inc.	First Lien Term Loan	9.33%	SOFR	500	7/1/2030	USD	10,210,806	10,066,183	10,119,568	[1,3,4,6]
Marina Acquisition, Inc.	Revolver	12.00%	PRIME	400	7/1/2030	USD	1,458,687	8,913	16,140	[1,3,4,6,7]
Markon, LLC	Delayed Draw	1.00%			11/5/2030	USD	10,833,333	(53,569)	(50,836)	[1,2,3]
Markon, LLC	First Lien Term Loan	9.05%	SOFR	450	11/5/2030	USD	11,666,667	11,609,289	11,611,921	[1,3,4]
Markon, LLC	Revolver	0.50%			11/5/2030	USD	2,500,000	(12,221)	(11,731)	[1,2,3]
Marmic Fire & Life Safety Co.	Delayed Draw	9.26%	SOFR	475	7/24/2031	USD	1,038,462	1,028,310	1,028,077	[1,3,4]
Marmic Fire & Life Safety Co.	Delayed Draw	9.13%	SOFR	475	7/24/2031	USD	188,462	186,613	186,577	[1,3,4]
Marmic Fire & Life Safety Co.	Delayed Draw	9.09%	SOFR	475	7/24/2031	USD	273,077	270,402	270,346	[1,3,4]
Marmic Fire & Life Safety Co.	Delayed Draw	9.08%	SOFR	475	7/24/2031	USD	430,769	426,601	426,593	[1,3,4]
Marmic Fire & Life Safety Co.	Delayed Draw	1.00%			7/24/2031	USD	5,316,667	(51,823)	(52,381)	[1,2,3]
Marmic Fire & Life Safety Co.	First Lien Term Loan	9.27%	SOFR	475	7/24/2031	USD	9,403,846	9,311,145	9,309,808	[1,3,4]
Marmic Fire & Life Safety Co.	First Lien Term Loan	9.08%	SOFR	475	7/24/2031	USD	1,489,744	1,475,435	1,475,302	[1,3,4]
Marmic Fire & Life Safety Co.	Revolver	0.50%			7/24/2031	USD	2,602,564	(24,990)	(25,642)	[1,2,3]
McKissock Investment Holdings, LLC	First Lien Term Loan	9.62%	SOFR	500	3/10/2029	USD	24,812,500	24,294,547	24,694,641	[1,4]
Microstar Logistics	First Lien Term Loan	11.83%	SOFR	750	12/31/2030	USD	8,999,000	8,909,010	8,909,010	[1,3,4,6]
Onyx-Fire Protection Services, Inc.	Delayed Draw	8.47%	CORRA	450	7/31/2031	CAD	3,149,683	405,047	308,648	[1,3,4,5,6,7]
Onyx-Fire Protection Services, Inc.	First Lien Term Loan	8.47%	CORRA	450	7/31/2031	CAD	15,748,416	11,397,926	10,914,559	[1,3,4,5,6]
Onyx-Fire Protection Services, Inc.	Revolver	0.50%			7/31/2031	CAD	4,049,593	(28,048)	(152,763)	[1,2,3,5,6]
Orion Group FM Holdings, LLC	Delayed Draw	10.58%	SOFR	600	6/30/2029	USD	21,670,362	15,771,164	16,025,625	[1,3,4,7]
Orion Group FM Holdings, LLC	Delayed Draw	1.00%			6/30/2029	USD	23,157,895	(27,138)	-	[1,2,3]
Orion Group FM Holdings, LLC	First Lien Term Loan	9.83%	SOFR	550	6/30/2029	USD	28,657,895	28,307,076	28,410,228	[1,3,4]
Orion Group FM Holdings, LLC	First Lien Term Loan	9.75%	SOFR	550	6/30/2029	USD	2,743,125	2,681,987	2,719,418	[1,3,4]
Orion Group FM Holdings, LLC	Revolver	9.85%	SOFR	550	6/30/2029	USD	4,342,105	1,007,730	975,633	[1,3,4,7]
P20 Parent, Inc.	First Lien Term Loan	11.83%	SOFR	750	7/12/2028	USD	34,300,000	33,833,854	33,979,782	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
PAS Parent, Inc.	Revolver	9.11%	SOFR	475	12/30/2027	USD	749,999	$218,866	$223,560	[1,3,4,7]
PAS Parent, Inc.	Delayed Draw	9.11%	SOFR	475	12/30/2028	USD	14,241,267	5,438,738	5,511,774	[1,3,4,7]
PAS Parent, Inc.	First Lien Term Loan	9.11%	SOFR	475	12/30/2028	USD	2,493,750	2,493,750	2,472,301	[1,3,4]
Pavion Corp.	Delayed Draw	10.40%	SOFR	575	10/30/2030	USD	3,173,996	2,671,047	2,728,329	[1,3,4,6,7]
Pavion Corp.	First Lien Term Loan	10.34%	SOFR	575	10/30/2030	USD	13,449,625	13,210,618	13,449,625	[1,3,4,6]
Polaris Labs Acquisition, LLC	First Lien Term Loan	9.77%	SOFR	525	9/17/2029	USD	844,900	828,753	828,002	[1,3,4]
Polaris Labs Acquisition, LLC	Revolver	0.50%			9/17/2029	USD	277,500	(5,232)	(5,550)	[1,2,3]
Propio LS LLC	Revolver	11.50%	PRIME	350	7/17/2029	USD	1,989,357	41,271	41,047	[1,3,4,6,7]
Propio LS, LLC	First Lien Term Loan	8.77%	SOFR	450	7/17/2030	USD	16,096,746	15,940,418	15,945,973	[1,3,4,6]
RQM Buyer, Inc.	Delayed Draw	6.59%, 4.75% PIK	SOFR	200	8/12/2026	USD	4,593,750	4,593,750	4,398,647	[1,3,4,8]
RQM Buyer, Inc.	First Lien Term Loan	6.59%, 4.75% PIK	SOFR	200	8/12/2026	USD	28,268,839	28,145,896	27,065,391	[1,3,4,8]
S4T Holdings Corp.	Delayed Draw	10.47%	SOFR	600	12/27/2026	USD	5,380,600	5,290,898	5,407,503	[1,3,4]
S4T Holdings Corp.	First Lien Term Loan	10.47%	SOFR	600	12/27/2026	USD	15,003,788	14,897,666	15,078,807	[1,3,4]
Secret Bidco Limited	Delayed Draw	1.00%			11/28/2030	GBP	2,461,152	1,098,566	1,142,166	[1,2,3,5]
Secret Bidco Limited	First Lien Term Loan	10.70%	SONIA	600	11/28/2030	GBP	15,623,390	19,300,138	19,558,576	[1,3,4,5]
Secret Bidco Limited	Revolver	0.50%			11/28/2030	GBP	1,476,691	711,112	685,300	[1,2,3,5]
Southpaw AP Buyer, LLC	Delayed Draw	9.92%	SOFR	525	3/20/2028	USD	451,389	309,851	313,295	[1,3,4,7]
Southpaw AP Buyer, LLC	First Lien Term Loan	9.99%	SOFR	550	3/20/2028	USD	5,582,579	5,510,764	5,549,463	[1,3,4]
Southpaw AP Buyer, LLC	Revolver	0.50%			3/20/2028	USD	451,389	(5,615)	(2,678)	[1,2,3]
The Arcticom Group, LLC	Delayed Draw	7.86%, 4.00% PIK	SOFR	350	12/22/2027	USD	9,267,754	8,882,521	9,239,964	[1,3,4,7,8]
The Arcticom Group, LLC	Delayed Draw	1.00%			12/22/2027	USD	708,935	(9,356)	-	[1,2,3]
The Arcticom Group, LLC	First Lien Term Loan	7.86%, 4.00% PIK	SOFR	350	12/22/2027	USD	4,001,548	3,936,176	4,001,548	[1,3,4,8]
The Arcticom Group, LLC	Revolver	7.86%, 4.00% PIK	SOFR	350	12/22/2027	USD	2,171,429	166,429	171,429	[1,3,4,7,8]
The Chartis Group, LLC	Delayed Draw	1.00%			9/17/2031	USD	3,146,853	(30,833)	(29,347)	[1,2,3]
The Chartis Group, LLC	Delayed Draw	1.00%			9/17/2031	USD	4,069,207	(40,047)	(37,948)	[1,2,3,6]
The Chartis Group, LLC	First Lien Term Loan	8.85%	SOFR	450	9/17/2031	USD	10,279,720	10,179,959	10,183,855	[1,3,4]
The Chartis Group, LLC	First Lien Term Loan	8.85%	SOFR	450	9/17/2031	USD	13,292,742	13,162,903	13,168,778	[1,3,4,6]
The Chartis Group, LLC	Revolver	0.50%			9/17/2031	USD	1,573,427	(15,090)	(14,673)	[1,2,3]
The Chartis Group, LLC	Revolver	0.50%			9/17/2031	USD	2,034,603	(19,695)	(18,974)	[1,2,3,6]
The Hiller Companies, Inc.	Delayed Draw	9.36%	SOFR	500	6/20/2030	USD	2,521,561	664,579	675,414	[1,3,4,6,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
The Hiller Companies, Inc.	First Lien Term Loan	9.36%	SOFR	500	6/20/2030	USD	9,157,249	$9,071,191	$9,072,039	[1,3,4,6]
The Hiller Companies, Inc.	Revolver	0.50%			6/20/2030	USD	1,592,565	(14,637)	(14,819)	[1,2,3,6]
Titan Group Holdco, LLC	Delayed Draw	9.48%	SOFR	500	8/12/2029	USD	11,537,391	5,222,428	5,411,747	[1,3,4,7]
Titan Group Holdco, LLC	First Lien Term Loan	9.48%	SOFR	500	8/12/2029	USD	21,883,697	21,566,708	21,883,697	[1,3,4]
Titan Group Holdco, LLC	Revolver	12.50%	PRIME	400	8/12/2029	USD	2,500,000	988,806	1,001,308	[1,3,4,7]
Titan Group Holdco, LLC	Revolver	9.48%	SOFR	500	8/12/2029	USD	3,062,822	1,423,349	1,466,360	[1,3,4,7]
Trilon Group, LLC	Delayed Draw	10.95%	SOFR	650	5/27/2029	USD	5,201,250	5,038,727	5,172,999	[1,3,4,6]
Trilon Group, LLC	First Lien Term Loan	10.31%	SOFR	550	5/27/2029	USD	4,713,009	4,593,570	4,687,410	[1,3,4,6]
Trilon Group, LLC	Delayed Draw	10.95%	SOFR	650	5/27/2029	USD	13,521,279	13,260,853	13,447,836	[1,3,4]
Trilon Group, LLC	Delayed Draw	10.12%	SOFR	550	5/27/2029	USD	1,987,621	1,951,044	1,976,825	[1,3,4]
Trilon Group, LLC	Delayed Draw	1.00%			5/27/2029	USD	7,214,329	(135,447)	(39,185)	[1,2,3]
Trilon Group, LLC	First Lien Term Loan	10.31%	SOFR	550	5/27/2029	USD	58,801,656	57,495,411	58,482,269	[1,3,4]
Trilon Group, LLC	Revolver	10.31%	SOFR	550	5/27/2029	USD	805,382	791,054	800,846	[1,3,4]
Trilon Group, LLC	Revolver	10.28%	SOFR	550	5/27/2029	USD	45,258	44,460	45,004	[1,3,4]
Trilon Group, LLC	Revolver	10.14%	SOFR	550	5/27/2029	USD	16,972	16,677	16,876	[1,3,4]
Trilon Group, LLC	Revolver	0.50%			5/27/2029	USD	1,892,973	(33,217)	(10,661)	[1,2,3]
USIC Holdings, Inc.	Delayed Draw	10.09%	SOFR	550	9/10/2031	USD	6,003,888	394,436	396,662	[1,3,4,7]
USIC Holdings, Inc.	First Lien Term Loan	10.09%	SOFR	550	9/10/2031	USD	101,816,959	100,790,215	101,307,874	[1,3,4]
USIC Holdings, Inc.	Revolver	10.09%	SOFR	550	9/10/2031	USD	12,958,522	5,590,951	5,720,855	[1,3,4,7]
USRP Holdings, Inc.	Delayed Draw	9.36%	SOFR	500	12/31/2029	USD	43,927,214	15,780,206	16,479,053	[1,3,4,7]
USRP Holdings, Inc.	First Lien Term Loan	9.36%	SOFR	500	12/31/2029	USD	32,555,310	31,760,013	32,430,627	[1,3,4]
USRP Holdings, Inc.	Revolver	0.50%			12/31/2029	USD	1,397,849	(16,725)	(5,353)	[1,2,3]
USRP Holdings, Inc.	Revolver	0.50%			12/31/2029	USD	3,919,648	(38,766)	(15,011)	[1,2,3,6]
USRP Holdings, Inc.	Delayed Draw	9.36%	SOFR	500	7/23/2027	USD	2,524,879	2,459,363	2,515,210	[1,3,4]
USRP Holdings, Inc.	Delayed Draw	1.00%			7/23/2027	USD	2,471,870	(61,905)	(9,467)	[1,2,3]
Valcourt Holdings II, LLC	Delayed Draw	10.55%	SOFR	575	11/21/2029	USD	2,626,302	2,580,247	2,626,302	[1,3,4]
Valcourt Holdings II, LLC	Delayed Draw	10.42%	SOFR	575	11/21/2029	USD	5,765,876	5,664,893	5,765,876	[1,3,4]
Valcourt Holdings II, LLC	Delayed Draw	10.34%	SOFR	575	11/21/2029	USD	1,929,063	1,894,321	1,929,063	[1,3,4]
Valcourt Holdings II, LLC	Delayed Draw	1.00%			11/21/2029	USD	3,167,796	(57,645)	-	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Valcourt Holdings II, LLC	First Lien Term Loan	10.42%	SOFR	575	11/21/2029	USD	40,636,462	$39,934,871	$40,636,462	[1,3,4]
Valet Waste Holdings, Inc.	First Lien Term Loan	10.11%	SOFR	575	5/1/2029	USD	2,360,291	2,338,810	2,339,201	[1,3,4,6]
Valet Waste Holdings, Inc.	Revolver	10.20%	SOFR	575	5/1/2029	USD	7,143	7,079	7,079	[1,3,4,6]
Valet Waste Holdings, Inc.	Revolver	10.11%	SOFR	575	5/1/2029	USD	53,573	53,088	53,095	[1,3,4,6]
Valet Waste Holdings, Inc.	Revolver	0.50%			5/1/2029	USD	46,430	(411)	(415)	[1,2,3,6]
Valicor PPC Intermediate I LLC	Revolver	11.75%	PRIME	500	1/24/2028	USD	13,067	13,007	13,050	[1,3,4,6]
Valicor PPC Intermediate I LLC	Revolver	11.50%	PRIME	500	1/24/2028	USD	117,606	117,067	117,450	[1,3,4,6]
Valicor PPC Intermediate I LLC	Revolver	9.48%	SOFR	500	1/24/2028	USD	13,067	13,007	13,050	[1,3,4,6]
Valicor PPC Intermediate I LLC	Revolver	9.36%	SOFR	500	1/24/2028	USD	11,777	11,722	11,761	[1,3,4,6]
Valicor PPC Intermediate I LLC	Revolver	0.50%			1/24/2028	USD	497,850	(2,270)	(661)	[1,2,3,6]
Valicor PPC Intermediate I LLC	First Lien Term Loan	9.36%	SOFR	500	7/24/2028	USD	3,310,391	3,294,905	3,305,998	[1,3,4,6]
Valkyrie Buyer, LLC	Revolver	0.50%			5/6/2030	USD	4,385,965	(58,753)	(30,560)	[1,2,3]
Valkyrie Buyer, LLC	Delayed Draw	9.40%	SOFR	500	5/6/2031	USD	55,701,755	9,992,925	10,208,373	[1,3,4,7]
Valkyrie Buyer, LLC	First Lien Term Loan	9.45%	SOFR	500	5/6/2031	USD	41,125,000	40,548,450	40,838,450	[1,3,4]
Vehicle Management Services LLC	First Lien Term Loan	11.14%	SOFR	625	7/26/2027	USD	2,793,829	2,742,457	2,741,010	[1,3,4]
Vehicle Management Services LLC	First Lien Term Loan	10.84%	SOFR	625	7/26/2027	USD	34,735,674	34,175,923	34,078,983	[1,3,4]
Vehicle Management Services LLC	First Lien Term Loan	10.58%	SOFR	625	7/26/2027	USD	1,867,275	1,829,929	1,829,930	[1,3,4]
Vensure Employer Services, Inc.	Delayed Draw	9.65%	SOFR	500	9/27/2031	USD	35,380,836	6,918,913	6,934,446	[1,3,4,7]
Vensure Employer Services, Inc.	Delayed Draw	9.65%	SOFR	500	9/27/2031	USD	1,934,888	411,384	412,282	[1,3,4,6,7]
Vensure Employer Services, Inc.	First Lien Term Loan	9.33%	SOFR	500	9/27/2031	USD	79,619,165	78,843,775	78,873,396	[1,3,4]
Vensure Employer Services, Inc.	First Lien Term Loan	9.33%	SOFR	500	9/27/2031	USD	6,815,111	6,748,496	6,751,275	[1,3,4,6]
Vistage Worldwide, Inc.	First Lien Term Loan	9.08%	SOFR	475	7/13/2029	USD	34,750,000	34,283,559	34,847,821	[1,3,4]
VRC Companies, LLC	Delayed Draw	10.26%	SOFR	575	6/29/2027	USD	14,534,615	9,044,416	9,064,518	[1,3,4,7]
VRC Companies, LLC	Delayed Draw	9.65%	SOFR	525	6/29/2027	USD	465,385	458,706	458,479	[1,3,4]
VRC Companies, LLC	First Lien Term Loan	10.35%	SOFR	550	6/29/2027	USD	19,328,139	19,158,850	19,328,139	[1,3,4]
VRC Companies, LLC	First Lien Term Loan	10.27%	SOFR	575	6/29/2027	USD	5,929,622	5,893,883	5,929,622	[1,3,4]
VRC Companies, LLC	Revolver	10.27%	SOFR	575	6/29/2027	USD	565,646	113,195	113,195	[1,3,4,7]
VSTG Acquisition Corp.	First Lien Term Loan	9.08%	SOFR	475	7/13/2029	USD	9,875,000	9,570,442	9,902,798	[1,3,4]
Woolpert Holdings, Inc.	Revolver	9.44%	SOFR	510	3/11/2029	USD	1,061,047	204,059	206,904	[1,3,4,6,7]
Woolpert Holdings, Inc.	Delayed Draw	9.44%	SOFR	510	3/11/2031	USD	2,122,095	319,339	309,128	[1,3,4,6,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Woolpert Holdings, Inc.	First Lien Term Loan	9.46%	SOFR	510	3/11/2031	USD	6,799,773	$6,865,184	$6,833,771	[1,3,4,6]
WRE Holding Corp.	Revolver	0.50%			7/2/2030	USD	7,970,661	(73,221)	(71,221)	[1,2,3]
WRE Holding Corp.	Delayed Draw	9.45%	SOFR	500	7/2/2031	USD	14,944,988	4,339,492	4,349,958	[1,3,4,7]
WRE Holding Corp.	First Lien Term Loan	9.25%	SOFR	500	7/2/2031	USD	46,278,943	45,839,212	45,865,423	[1,3,4]
YA Intermediate Holdings II, LLC	First Lien Term Loan	9.59%	SOFR	500	8/27/2031	USD	10,115,040	10,015,801	10,018,846	[1,3,4,6]
YA Intermediate Holdings II, LLC	Revolver	11.50%	PRIME	400	8/27/2031	USD	2,023,008	81,457	81,911	[1,3,4,6,7]
YA Intermediate Holdings II, LLC	Delayed Draw	1.00%			8/31/2031	USD	4,214,600	(41,569)	(40,081)	[1,2,3,6]
YLG Holdings, Inc.	Delayed Draw	9.25%	SOFR	475	11/2/2026	USD	1,654,447	499,827	499,643	[1,3,4,6,7]
YLG Holdings, Inc.	First Lien Term Loan	9.27%	SOFR	475	11/2/2026	USD	794,135	786,321	786,193	[1,3,4,6]
YLG Holdings, Inc.	Revolver	0.50%			11/2/2026	USD	330,889	(3,251)	(3,309)	[1,2,3,6]
YLG Holdings, Inc.	Delayed Draw	9.09%	SOFR	475	11/2/2026	USD	39,997,042	39,652,905	39,597,071	[1,3,4]
YLG Holdings, Inc.	Delayed Draw	9.09%	SOFR	475	11/2/2026	USD	587,741	56,398	55,688	[1,3,4,6,7]
YLG Holdings, Inc.	Delayed Draw	9.25%	SOFR	475	11/26/2030	USD	11,142,857	11,032,843	11,031,429	[1,3,4]
YLG Holdings, Inc.	Delayed Draw	9.09%	SOFR	475	11/26/2030	USD	24,571,429	4,327,775	4,325,714	[1,3,4,7]
YLG Holdings, Inc.	First Lien Term Loan	9.27%	SOFR	475	11/26/2030	USD	16,142,857	15,983,354	15,981,429	[1,3,4]
YLG Holdings, Inc.	Revolver	0.50%			11/26/2030	USD	7,142,857	(70,266)	(71,429)	[1,2,3]
Zinc Buyer Corporation	Delayed Draw	9.41%	SOFR	475	7/24/2031	USD	442,401	438,127	438,112	[1,3,4,6]
Zinc Buyer Corporation	Delayed Draw	9.35%	SOFR	475	7/24/2031	USD	104,094	103,090	103,085	[1,3,4,6]
Zinc Buyer Corporation	Delayed Draw	9.27%	SOFR	475	7/24/2031	USD	130,118	128,865	128,857	[1,3,4,6]
Zinc Buyer Corporation	Delayed Draw	9.26%	SOFR	475	7/24/2031	USD	1,756,593	1,739,553	1,739,564	[1,3,4,6]
Zinc Buyer Corporation	Delayed Draw	9.13%	SOFR	475	7/24/2031	USD	318,789	315,692	315,699	[1,3,4,6]
Zinc Buyer Corporation	Delayed Draw	9.09%	SOFR	475	7/24/2031	USD	461,919	457,429	457,441	[1,3,4,6]
Zinc Buyer Corporation	Delayed Draw	9.08%	SOFR	475	7/24/2031	USD	4,918,460	218,913	219,062	[1,3,4,6,7]
Zinc Buyer Corporation	First Lien Term Loan	9.08%	SOFR	475	7/24/2031	USD	14,963,567	14,819,675	14,818,509	[1,3,4,6]
								2,162,531,148	2,175,300,626
Communications — 5.7%
1236904 B.C. Ltd.	First Lien Term Loan	9.97%	SOFR	561	3/4/2027	USD	2,857,706	2,811,307	2,766,373	[1,3,4,5,9]
AG-Twin Brook Communication Services	First Lien Term Loan	5.78%, 5.00% PIK	SOFR	100	9/30/2026	USD	25,810,257	25,749,499	25,577,951	[1,3,4,6,8]
ARC Media Holdings Limited	First Lien Term Loan	11.99%	SOFR	725	10/31/2027	USD	2,217,450	2,159,003	2,197,446	[1,3,4]
Aurelia Netherlands Midco 2 B.V.	First Lien Term Loan	8.93%	EURIBOR	575	5/1/2031	EUR	44,735,150	47,503,317	45,771,328	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Barkley, LLC	First Lien Term Loan	10.49%	SOFR	590	9/29/2028	USD	2,393,280	$2,351,154	$2,345,414	[1,3,4]
Barkley, LLC	First Lien Term Loan	10.21%	SOFR	585	9/29/2028	USD	1,577,900	1,550,879	1,546,342	[1,3,4]
BrightSign, LLC	First Lien Term Loan	9.96%	SOFR	550	10/14/2027	USD	4,886,935	4,812,173	4,886,935	[1,3,4]
CM Acquisitions Holdings, Inc.	Delayed Draw	7.75%, 2.50% PIK	SOFR	350	5/6/2025	USD	292,786	289,017	283,429	[1,3,4,8]
CM Acquisitions Holdings, Inc.	First Lien Term Loan	7.75%, 2.50% PIK	SOFR	350	5/6/2025	USD	2,553,432	2,548,762	2,471,824	[1,3,4,8]
CM Acquisitions Holdings, Inc.	Incremental Term Loan	7.75%, 2.50% PIK	SOFR	350	5/6/2025	USD	796,489	795,032	771,033	[1,3,4,8]
CSL DualCom Ltd.	First Lien Term Loan	9.48%	SONIA	478	9/25/2027	GBP	1,772,638	2,381,872	2,219,126	[1,3,4,5]
Datum Acquisition, LLC	Revolver	0.50%			4/24/2030	USD	171,600	(3,326)	(3,432)	[1,2,3]
Datum Acquisition, LLC	First Lien Term Loan	10.58%	SOFR	625	4/30/2030	USD	714,000	700,037	699,720	[1,3,4]
Duggal Acquisition, LLC	Delayed Draw	1.00%			9/30/2030	USD	682,742	(13,642)	(14,225)	[1,2,3]
Duggal Acquisition, LLC	First Lien Term Loan	9.08%	SOFR	475	9/30/2030	USD	2,696,831	2,642,386	2,640,641	[1,3,4]
Duggal Acquisition, LLC	Revolver	9.08%	SOFR	475	9/30/2030	USD	957,178	172,321	171,493	[1,3,4,7]
EP Purchaser, LLC	Second Lien Term Loan	11.09%	SOFR	650	11/4/2029	USD	5,000,000	4,925,000	5,000,000	[1,3,4]
Everbridge Holdings, LLC	Delayed Draw	9.31%	SOFR	500	7/2/2029	USD	5,555,556	2,151,651	2,177,778	[1,3,4,7]
Everbridge Holdings, LLC	First Lien Term Loan	9.31%	SOFR	500	7/2/2029	USD	22,222,222	22,119,618	22,197,747	[1,3,4]
Everbridge Holdings, LLC	Revolver	0.50%			7/2/2029	USD	2,222,222	(10,021)	(2,448)	[1,2,3]
Fingerpaint Marketing, Inc.	Delayed Draw	9.96%	SOFR	550	12/30/2026	USD	9,997,765	8,354,276	8,355,752	[1,3,4,7]
Fingerpaint Marketing, Inc.	First Lien Term Loan	9.96%	SOFR	550	12/30/2026	USD	9,861,298	9,760,374	9,767,517	[1,3,4]
Fingerpaint Marketing, Inc.	Revolver	13.75%	PRIME	675	12/30/2026	USD	2,016,130	67,204	48,030	[1,3,4,7]
FuseFX, LLC	First Lien Term Loan	5.78%, 5.00% PIK	SOFR	100	9/30/2026	USD	12,816,814	12,759,892	12,704,170	[1,3,4,6,8]
Global Music Rights	First Lien Term Loan	9.12%	SOFR	475	12/20/2031	USD	999,104,478	981,171,030	981,113,433	[1,3,4]
Global Music Rights	Revolver	9.12%	SOFR	475	12/20/2031	USD	90,000,000	7,357,368	7,350,000	[1,3,4,7]
GOGO Intermediate Holdings LLC	First Lien Term Loan	10.53%	SOFR	600	4/30/2028	USD	21,592,114	21,168,545	21,160,272	[1,3,4]
HH Global Finance Limited	First Lien Term Loan	10.85%	SOFR	641	9/24/2028	USD	15,000,000	14,887,500	15,000,000	[1,3,4,6]
Iconic Purchaser Corporation	Revolver	10.11%	SOFR	550	11/16/2027	USD	1,538,462	1,489,330	1,495,385	[1,3,4,7]
Iconic Purchaser Corporation	First Lien Term Loan	10.61%	SOFR	600	11/16/2028	USD	18,914,983	18,677,514	18,914,983	[1,3,4]
Infolinks Media Buyco, LLC	Delayed Draw	9.83%	SOFR	550	11/1/2026	USD	271,378	268,179	267,308	[1,3,4]
Infolinks Media Buyco, LLC	First Lien Term Loan	9.83%	SOFR	550	11/1/2026	USD	2,588,238	2,555,347	2,546,404	[1,3,4]
Klick, Inc.	First Lien Term Loan	8.86%	SOFR	450	3/31/2028	USD	317,818	314,868	314,978	[1,3,4,6]
Lithium Technologies, LLC	First Lien Term Loan	15.59% PIK	SOFR		1/3/2025	USD	9,435,959	9,435,959	3,019,507	[1,3,4,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
MBS Holdings, Inc.	First Lien Term Loan	11.09%	SOFR	625	4/16/2027	USD	1,009,322	$996,646	$1,009,322	[1,3,4]
MBS Holdings, Inc.	First Lien Term Loan	10.59%	SOFR	575	4/16/2027	USD	13,282,627	13,116,594	13,282,627	[1,3,4]
MBS Holdings, Inc.	Revolver	10.25%	SOFR	575	4/16/2027	USD	1,271,186	152,542	152,542	[1,3,4,7]
MBS Services Holdings, LLC	First Lien Term Loan	11.34%	SOFR	650	4/16/2027	USD	956,441	943,238	956,441	[1,3,4]
Mc Group Ventures Corporation	Delayed Draw	10.19%	SOFR	550	6/30/2027	USD	9,403,426	7,671,476	7,870,672	[1,3,4,7]
Mc Group Ventures Corporation	Delayed Draw	1.00%			6/30/2027	USD	7,211,538	(64,002)	(35,561)	[1,2,3]
Mc Group Ventures Corporation	First Lien Term Loan	10.19%	SOFR	550	6/30/2027	USD	14,884,615	14,730,728	14,870,821	[1,3,4]
Mc Group Ventures Corporation	First Lien Term Loan	9.71%	SOFR	525	6/30/2027	USD	7,673,077	7,592,251	7,635,240	[1,3,4]
Omni Fiber, LLC	Delayed Draw	1.00%			7/3/2029	USD	16,666,667	(166,619)	(157,819)	[1,2,3]
Omni Fiber, LLC	First Lien Term Loan	9.56%	SOFR	525	7/3/2029	USD	8,333,333	8,252,899	8,254,424	[1,3,4]
OneCare Media, LLC	First Lien Term Loan	8.96%	SOFR	450	9/29/2026	USD	8,448,884	8,395,425	5,449,530	[1,3,4]
OneCare Media, LLC	Revolver	0.50%			9/29/2026	USD	1,333,333	(20,000)	(473,333)	[1,2,3]
Outerbox, LLC	Delayed Draw	1.00%			6/7/2028	USD	533,000	(6,880)	(7,995)	[1,2,3]
Outerbox, LLC	First Lien Term Loan	9.36%	SOFR	500	6/7/2028	USD	2,451,800	2,419,329	2,415,023	[1,3,4]
Outerbox, LLC	Revolver	0.50%			6/7/2028	USD	298,000	(3,844)	(4,470)	[1,2,3]
Permaconn TopCo Pty, Ltd.	First Lien Term Loan	9.73%	BBSY	525	12/8/2027	AUD	2,800,000	1,927,021	1,696,797	[1,3,4,5]
PharmaForceIQ Acquisition, Inc.	First Lien Term Loan	10.09%	SOFR	550	8/2/2029	USD	1,791,000	1,757,432	1,755,180	[1,3,4]
PharmaForceIQ Acquisition, Inc.	Revolver	0.50%			8/2/2029	USD	273,600	(5,029)	(5,472)	[1,2,3]
Rbmedia	Revolver	0.50%			8/31/2028	USD	1,497,327	(34,508)	(39,269)	[1,2,3,6]
Recorded Books, Inc.	First Lien Term Loan	10.26%	SOFR	575	8/31/2030	USD	18,409,928	17,943,078	17,927,103	[1,3,4,6]
SintecMedia NYC, Inc.	First Lien Term Loan	11.34%	SOFR	700	6/21/2029	USD	22,652,542	22,100,387	21,557,255	[1,3,4]
SintecMedia NYC, Inc.	Revolver	11.35%	SOFR	700	6/21/2029	USD	2,118,644	1,292,373	1,248,035	[1,3,4,7]
TA TT Buyer, LLC	First Lien Term Loan	9.08%	SOFR	475	4/1/2029	USD	24,256,124	24,032,182	24,316,764	[1,3,4]
The Chempetitive Group	Delayed Draw	1.00%			3/22/2029	USD	1,570,000	(26,650)	(31,400)	[1,2,3]
The Chempetitive Group	First Lien Term Loan	10.11%	SOFR	575	3/22/2029	USD	1,798,600	1,767,000	1,762,628	[1,3,4]
The Chempetitive Group	Revolver	0.50%			3/22/2029	USD	446,500	(7,565)	(8,930)	[1,2,3]
Tinuiti Inc.	Delayed Draw	9.68%	SOFR	525	12/10/2026	USD	5,078,562	4,997,487	4,855,243	[1,3,4]
Tinuiti Inc.	First Lien Term Loan	9.68%	SOFR	525	12/10/2026	USD	3,526,250	3,466,305	3,371,190	[1,3,4]
Trunk Acquisition, Inc.	Revolver	0.50%			2/19/2026	USD	2,500,000	(25,000)	-	[1,2,3]
Trunk Acquisition, Inc.	Revolver	0.50%			2/19/2026	USD	1,193,049	(11,931)	-	[1,2,3,6]
Trunk Acquisition, Inc.	First Lien Term Loan	10.48%	SOFR	600	2/19/2027	USD	21,937,500	21,718,125	21,937,500	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Trunk Acquisition, Inc.	Delayed Draw	1.00%			2/19/2030	USD	2,451,357	$(24,481)	$(24,514)	[1,2,3]
Trunk Acquisition, Inc.	First Lien Term Loan	10.36%	SOFR	600	2/19/2030	USD	2,416,338	2,392,221	2,392,174	[1,3,4]
Visionary Buyer LLC	Revolver	0.50%			3/21/2030	USD	3,000,000	(39,250)	(25,605)	[1,2,3]
Visionary Buyer LLC	Delayed Draw	9.77%	SOFR	525	3/21/2031	USD	12,000,000	4,030,307	4,103,587	[1,3,4,7]
Visionary Buyer LLC	First Lien Term Loan	9.58%	SOFR	525	3/21/2031	USD	12,000,000	11,834,200	11,903,587	[1,3,4]
W2O Holdings, Inc.	First Lien Term Loan	9.34%	SOFR	525	6/12/2026	USD	3,082,708	3,042,238	3,053,391	[1,3,4,6]
W2O Holdings, Inc.	Revolver	9.14%	SOFR	475	6/12/2026	USD	425,201	221,409	222,731	[1,3,4,6,7]
W2O Holdings, Inc.	Delayed Draw	9.27%	SOFR	475	6/12/2028	USD	6,750,796	6,685,675	6,686,596	[1,3,4,6]
								1,406,946,234	1,395,634,249
Consumer Discretionary — 5.9%
A1 Garage Equity, LLC	Delayed Draw	9.11%	SOFR	475	12/22/2028	USD	4,117,278	3,089,552	3,240,117	[1,3,4,7]
A1 Garage Equity, LLC	First Lien Term Loan	9.11%	SOFR	475	12/22/2028	USD	9,155,114	8,951,807	9,199,974	[1,3,4]
A1 Garage Equity, LLC	Revolver	0.50%			12/22/2028	USD	1,515,151	(45,455)	-	[1,2,3]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	9.72%	SOFR	525	11/30/2026	USD	14,588,348	14,579,138	14,349,099	[1,3,4,6]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	10.08%	SOFR	575	12/14/2027	USD	17,865,862	17,665,699	17,687,203	[1,3,4,6]
AG-Twin Brook Consumer Discretionary	First Lien Term Loan	11.34%	SOFR	675	4/22/2026	USD	27,665,692	27,448,232	27,574,916	[1,3,4,6]
Aptive Environmental, LLC	First Lien Term Loan	9.86%	SOFR	550	10/1/2030	USD	5,140,262	5,150,820	5,128,085	[1,3,4]
Aptive Environmental, LLC	Revolver	0.50%			10/1/2030	USD	522,738	972	(2,545)	[1,2,3]
Archimede	Delayed Draw	9.22%	EURIBOR	650	10/27/2027	EUR	1,500,000	1,804,888	1,457,439	[1,3,4,5]
Archimede	First Lien Term Loan	9.22%	EURIBOR	650	10/27/2027	EUR	16,300,000	17,212,472	15,837,503	[1,3,4,5]
Auveco Holdings, Inc.	First Lien Term Loan	9.91%	SOFR	525	5/5/2028	USD	9,003,289	8,913,257	9,003,289	[1,3,4]
Auveco Holdings, Inc.	Revolver	9.91%	SOFR	525	5/5/2028	USD	1,315,789	290,789	296,053	[1,3,4,7]
AWI Group, LLC	Delayed Draw	10.34%	SOFR	575	8/1/2029	USD	1,171,200	1,028,908	1,025,776	[1,3,4,7]
AWI Group, LLC	Revolver	10.27%	SOFR	575	8/1/2029	USD	2,725,000	825,011	817,500	[1,3,4,7]
AWI Group, LLC	First Lien Term Loan	10.08%	SOFR	575	8/1/2029	USD	14,444,800	14,241,745	14,155,904	[1,3,4]
Barbri Holdings, Inc.	First Lien Term Loan	9.35%	SOFR	500	4/30/2030	USD	70,000,000	69,651,601	69,650,000	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
BCI Burke Holding Corp	Delayed Draw	10.20%	SOFR	575	12/14/2027	USD	307,426	$304,545	$304,352	[1,3,4]
BCI Burke Holding Corp	Delayed Draw	10.08%	SOFR	575	12/14/2027	USD	163,200	161,859	161,568	[1,3,4]
BCI Burke Holding Corp	Delayed Draw	10.03%	SOFR	575	12/14/2027	USD	307,426	305,257	304,352	[1,3,4]
BCI Burke Holding Corp	Delayed Draw	1.00%			12/14/2027	USD	2,713,298	(31,415)	(37,182)	[1,2,3]
BCI Burke Holding Corp	First Lien Term Loan	10.08%	SOFR	575	12/14/2027	USD	9,552,540	9,462,876	9,433,254	[1,3,4]
BCI Burke Holding Corp	Revolver	0.50%			12/14/2027	USD	1,238,588	(12,336)	(14,824)	[1,2,3]
Bestop, Inc.	Delayed Draw	1.00%			3/29/2029	USD	1,597,604	(25,520)	(31,952)	[1,2,3]
Bestop, Inc.	First Lien Term Loan	9.58%	SOFR	525	3/29/2029	USD	10,463,003	10,324,686	10,253,744	[1,3,4]
Bestop, Inc.	Revolver	9.82%	SOFR	525	3/29/2029	USD	157,146	154,628	154,004	[1,3,4]
Bestop, Inc.	Revolver	9.58%	SOFR	525	3/29/2029	USD	1,414,320	173,922	168,146	[1,3,4,7]
BPI Intermediate Holdings, Inc.	First Lien Term Loan	12.21%	SOFR	775	12/11/2025	USD	9,860,019	9,797,665	9,623,856	[1,3,4]
BPI Intermediate Holdings, Inc.	Revolver	12.26%	SOFR	775	12/11/2025	USD	1,440,000	237,750	205,510	[1,3,4,7]
CAP-KSI Holdings, LLC	First Lien Term Loan	9.58%	SOFR	525	6/28/2030	USD	11,173,914	11,029,879	10,978,370	[1,3,4]
CAP-KSI Holdings, LLC	Revolver	9.61%	SOFR	525	6/28/2030	USD	1,868,478	314,613	309,856	[1,3,4,7]
ChanceLight, Inc.	First Lien Term Loan	9.86%	SOFR	550	4/27/2026	USD	2,719,500	2,701,420	2,699,104	[1,3,4]
Circauto Bidco AB	Delayed Draw	8.55%	STIBOR	600	6/14/2031	SEK	243,902,439	22,746,480	21,515,252	[1,3,4,5]
Circauto Bidco AB	Delayed Draw	1.00%			6/14/2031	SEK	78,678,206	(181,038)	(574,516)	[1,2,3,5]
Collision SP Subco, LLC	Delayed Draw	9.90%	SOFR	550	1/29/2030	USD	1,945,218	943,678	979,690	[1,3,4,6,7]
Collision SP Subco, LLC	First Lien Term Loan	10.09%	SOFR	550	1/29/2030	USD	4,076,672	4,003,986	4,076,672	[1,3,4,6]
Collision SP Subco, LLC	Revolver	10.09%	SOFR	550	1/29/2030	USD	1,081,545	142,055	160,687	[1,3,4,6,7]
COP HomeTown Acquisitions, Inc.	Delayed Draw	10.24%	SOFR	550	7/16/2027	USD	20,783,257	20,367,786	20,766,077	[1,3,4]
COP HomeTown Acquisitions, Inc.	Delayed Draw	10.24%	SOFR	550	7/16/2027	USD	10,078,595	9,931,430	10,070,263	[1,3,4,6]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	10.14%	SOFR	550	7/16/2027	USD	9,442,500	9,304,513	9,434,694	[1,3,4]
COP HomeTown Acquisitions, Inc.	First Lien Term Loan	10.14%	SOFR	550	7/16/2027	USD	4,567,500	4,500,426	4,563,724	[1,3,4,6]
COP HomeTown Acquisitions, Inc.	Revolver	0.50%			7/16/2027	USD	1,049,167	-	(7,274)	[1,2,3]
COP HomeTown Acquisitions, Inc.	Revolver	0.50%			7/16/2027	USD	507,500	(7,062)	(3,519)	[1,2,3,6]
Curriculum Associates, LLC	First Lien Term Loan	9.23%	SOFR	475	1/27/2027	USD	15,000,000	14,640,588	14,963,574	[1,3,4]
Curriculum Associates, LLC	First Lien Term Loan	9.23%	SOFR	475	5/10/2028	USD	1,147,059	1,128,096	1,144,274	[1,3,4]
Dealeron Holdco, Inc.	First Lien Term Loan	10.47%	SOFR	600	5/19/2026	USD	3,308,043	3,276,304	3,258,422	[1,3,4]
Denali Midco 2 LLC	Delayed Draw	10.18%	SOFR	575	12/22/2027	USD	46,477	45,704	46,410	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Denali Midco 2 LLC	Delayed Draw	10.11%	SOFR	575	12/22/2027	USD	2,995,116	$252,992	$302,007	[1,3,4,7]
Denali Midco 2 LLC	Delayed Draw	9.61%	SOFR	525	12/22/2027	USD	6,355,886	6,165,935	6,346,814	[1,3,4]
Denali Midco 2 LLC	First Lien Term Loan	9.61%	SOFR	525	12/22/2027	USD	6,301,161	6,180,976	6,292,168	[1,3,4]
Denali Midco 2 LLC	Delayed Draw	9.61%	SOFR	525	12/22/2028	USD	304,167	298,755	303,733	[1,3,4]
Denmark Investments, Inc.	First Lien Term Loan	12.90%	SOFR	850	12/13/2029	USD	4,762,398	4,620,529	4,619,526	[1,3,4]
EOS Fitness Opco Holdings, LLC	Delayed Draw	9.84%	SOFR	525	1/5/2028	USD	1,300,784	385,034	384,550	[1,3,4,6,7]
EOS Fitness Opco Holdings, LLC	First Lien Term Loan	9.61%	SOFR	525	1/5/2028	USD	260,157	256,481	256,419	[1,3,4,6]
Equinox Holdings, Inc.	First Lien Term Loan	8.45%, 4.13% PIK	SOFR	413	3/8/2029	USD	2,485,254	2,431,805	2,485,254	[1,3,4,8]
Equinox Holdings, Inc.	Second Lien Term Loan	16.00% PIK			6/30/2027	USD	328,146	318,987	324,765	[1,3,7,8]
Essential Services Holding Corporation	Revolver	0.50%			6/17/2030	USD	1,301,115	(11,957)	(6,506)	[1,2,3,6]
Essential Services Holding Corporation	Delayed Draw	1.00%			6/17/2031	USD	2,081,784	(20,094)	(10,409)	[1,2,3,6]
Essential Services Holding Corporation	First Lien Term Loan	9.30%	SOFR	500	6/17/2031	USD	10,617,100	10,516,116	10,564,015	[1,3,4,6]
Excel Fitness Holdings, Inc.	Delayed Draw	9.86%	SOFR	550	4/29/2029	USD	3,266,780	607,438	653,356	[1,3,4,7]
Excel Fitness Holdings, Inc.	Delayed Draw	9.83%	SOFR	550	4/29/2029	USD	10,000,000	9,775,000	10,000,000	[1,3,4]
Excel Fitness Holdings, Inc.	First Lien Term Loan	9.83%	SOFR	550	4/29/2029	USD	19,900,000	19,496,475	19,900,000	[1,3,4]
Fastlap LLC	Delayed Draw	1.00%			6/20/2029	USD	1,848,000	(33,143)	(36,960)	[1,2,3]
Fastlap LLC	First Lien Term Loan	9.53%	SOFR	525	6/20/2029	USD	1,320,000	1,295,770	1,293,600	[1,3,4]
Fastlap LLC	Revolver	11.75%	PRIME	425	6/20/2029	USD	294,500	200,850	200,260	[1,3,4,7]
Fenix Topco, LLC	Delayed Draw	10.83%	SOFR	650	3/28/2029	USD	6,258,788	681,701	663,522	[1,3,4,7]
Fenix Topco, LLC	First Lien Term Loan	10.83%	SOFR	650	3/28/2029	USD	13,668,408	13,374,303	13,327,346	[1,3,4]
Fitness and Lifestyle Group Bidco Pty Ltd	Delayed Draw	4.58%, 7.25% PIK	BBSY		6/30/2026	AUD	237,168	152,576	145,519	[1,3,4,5,8]
Fitness and Lifestyle Group Bidco Pty Ltd	First Lien Term Loan	4.58%, 7.25% PIK	BBSY		6/30/2026	AUD	5,359,164	3,447,699	3,288,218	[1,3,4,5,8]
Fitness International, LLC	First Lien Term Loan	9.71%	SOFR	525	2/12/2029	USD	24,937,500	24,070,993	25,134,880	[1,3,4,6]
FQSR, LLC	Delayed Draw	10.09% PIK			5/26/2027	USD	2,218,983	2,218,983	2,182,495	[1,3,4,8]
Gateway US Holdings, Inc.	Delayed Draw	9.08%	SOFR	475	9/22/2026	USD	1,095,435	1,068,641	1,092,696	[1,3,4]
Gateway US Holdings, Inc.	First Lien Term Loan	9.08%	SOFR	475	9/22/2026	USD	20,996,393	20,680,119	20,943,902	[1,3,4]
Gateway US Holdings, Inc.	Revolver	0.50%			9/22/2026	USD	854,815	(2,137)	(2,137)	[1,3,7]
Gateway US Holdings, Inc.	Delayed Draw	9.23%	SOFR	475	9/22/2028	USD	7,336,981	7,318,866	7,318,639	[1,3,4]
Gateway US Holdings, Inc.	Delayed Draw	9.08%	SOFR	475	9/22/2028	USD	5,570,248	5,480,175	5,556,322	[1,3,4]
Gateway US Holdings, Inc.	Delayed Draw	1.00%			9/22/2028	USD	1,400,000	(13,527)	(3,500)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Gateway US Holdings, Inc.	First Lien Term Loan	9.23%	SOFR	475	9/22/2028	USD	26,025,996	$25,961,737	$25,960,931	[1,3,4]
Gateway US Holdings, Inc.	First Lien Term Loan	9.08%	SOFR	475	9/22/2028	USD	1,117,072	1,097,429	1,114,280	[1,3,4]
Gateway US Holdings, Inc.	Revolver	0.50%			9/22/2028	USD	1,059,583	(2,609)	(2,649)	[1,2,3]
Guardian Restoration Partners Buyer, LLC	Delayed Draw	9.32%	ARR CSA	475	11/1/2031	USD	3,553,445	1,156,402	1,158,447	[1,3,4,7]
Guardian Restoration Partners Buyer, LLC	First Lien Term Loan	9.08%	SOFR	475	11/1/2031	USD	2,132,067	2,105,858	2,106,981	[1,3,4]
Guardian Restoration Partners Buyer, LLC	Revolver	0.50%			11/1/2031	USD	533,017	(6,506)	(6,271)	[1,2,3]
Harbor Purchaser, Inc.	Second Lien Term Loan	12.86%	SOFR	850	4/7/2030	USD	17,000,000	16,751,557	16,915,000	[1,3,4]
Harley Exteriors Acquisition, LLC	Delayed Draw	1.00%			8/2/2029	USD	514,000	(9,457)	(10,280)	[1,2,3]
Harley Exteriors Acquisition, LLC	First Lien Term Loan	10.09%	SOFR	550	8/2/2029	USD	1,117,950	1,096,997	1,095,591	[1,3,4]
Harley Exteriors Acquisition, LLC	Revolver	0.50%			8/2/2029	USD	172,800	(3,176)	(3,456)	[1,2,3]
Home Service Topco IV, Inc.	Delayed Draw	1.00%			12/31/2027	USD	4,757,325	(71,360)	-	[1,2,3,6]
Home Service Topco IV, Inc.	First Lien Term Loan	10.43%	SOFR	600	12/31/2027	USD	5,160,862	5,048,198	5,160,862	[1,3,4,6]
Home Service Topco IV, Inc.	Revolver	0.50%			12/31/2027	USD	1,066,677	-	-	[1,2,3,6]
Houghton Mifflin Harcourt Publishing Company	Second Lien Term Loan	12.46%	SOFR	800	4/7/2028	USD	39,500,000	38,333,877	39,293,360	[1,3,4]
HPS Consumer Discretionary	First Lien Term Loan	11.49%	SOFR	675	7/26/2026	USD	14,027,420	13,875,325	13,689,787	[1,3,4,6]
HS Spa Holdings, Inc.	Revolver	9.61%	SOFR	525	6/2/2028	USD	311,429	89,536	89,536	[1,3,4,7]
HS Spa Holdings, Inc.	Delayed Draw	9.88%	SOFR	525	6/2/2029	USD	250,000	120,206	123,275	[1,3,4,7]
HS Spa Holdings, Inc.	First Lien Term Loan	9.76%	SOFR	525	6/2/2029	USD	2,130,950	2,100,248	2,137,556	[1,3,4]
HTI Intermediate, LLC	Delayed Draw	1.00%			3/1/2030	USD	423,000	(3,642)	(4,230)	[1,2,3]
HTI Intermediate, LLC	First Lien Term Loan	9.47%	SOFR	500	3/1/2030	USD	916,200	899,758	897,876	[1,3,4]
HTI Intermediate, LLC	Revolver	9.47%	SOFR	500	3/1/2030	USD	282,500	51,604	50,850	[1,3,4,7]
HY Cite Enterprises LLC	First Lien Term Loan	12.75%	SOFR	800	11/12/2026	USD	11,161,127	10,111,070	11,161,128	[1,3,4]
IFH Franchisee Holdings LLC	Delayed Draw	1.00%			12/20/2029	USD	626,715	(9,371)	(9,401)	[1,2,3,6]
IFH Franchisee Holdings LLC	First Lien Term Loan	10.12%	SOFR	575	12/20/2029	USD	2,775,583	2,734,151	2,733,949	[1,3,4,6]
IFH Franchisee Holdings LLC	Revolver	8.37%	SOFR	400	12/20/2029	USD	1,000	652	652	[1,3,4,6,7]
Infinity Home Services Holdco, Inc.	Delayed Draw	11.36%	SOFR	675	12/28/2028	USD	3,741,912	129	1,340	[1,3,4,6,7]
Ingenio, LLC	First Lien Term Loan	11.65%	SOFR	700	8/3/2026	USD	14,146,677	13,951,207	14,020,271	[1,3,4,6]
Innovetive Petcare, LLC	Delayed Draw	9.78%	SOFR	500	6/30/2028	USD	1,918,068	1,610,838	1,642,407	[1,3,4,6,7]
Innovetive Petcare, LLC	Delayed Draw	9.49%	SOFR	500	6/30/2028	USD	2,750,254	1,902,512	1,902,112	[1,3,4,6,7]
JHCC Holdings LLC	Delayed Draw	9.58%	SOFR	525	9/9/2026	USD	2,436,221	2,402,816	2,411,859	[1,3,4,6]
JHCC Holdings LLC	First Lien Term Loan	9.58%	SOFR	525	9/9/2026	USD	606,727	597,379	600,659	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
JHCC Holdings LLC	Delayed Draw	1.00%			9/9/2027	USD	2,345,338	$(23,171)	$(23,453)	[1,2,3,6]
KBP Investments LLC	Delayed Draw	10.20% PIK			5/26/2027	USD	27,623,728	23,741,132	23,724,808	[1,3,4,6,7,8]
KnitWell Borrower LLC	First Lien Term Loan	12.27%	SOFR	775	7/28/2027	USD	35,743,099	35,058,174	35,028,237	[1,3,4]
Kravet Design, LLC	First Lien Term Loan	9.77%	SOFR	525	11/26/2030	USD	10,948,000	10,826,278	10,783,780	[1,3,4]
Kravet Design, LLC	Revolver	0.50%			11/26/2030	USD	2,275,606	(30,781)	(34,134)	[1,2,3]
Lawn Care Holdings Purchaser, Inc.	Delayed Draw	9.40%	SOFR	500	10/24/2028	USD	562,400	555,561	555,370	[1,3,4]
Lawn Care Holdings Purchaser, Inc.	Delayed Draw	9.34%	SOFR	500	10/24/2028	USD	3,085,600	287,770	286,710	[1,3,4,7]
Lawn Care Holdings Purchaser, Inc.	First Lien Term Loan	9.51%	SOFR	500	10/24/2028	USD	1,124,800	1,111,057	1,110,740	[1,3,4]
Lawn Care Holdings Purchaser, Inc.	Revolver	0.50%			10/24/2028	USD	488,600	(5,939)	(6,107)	[1,2,3]
Legends Hospitality Holding Company, LLC	Revolver	9.45%	SOFR	500	8/22/2030	USD	284,054	284,054	280,170	[1,3,4]
Legends Hospitality Holding Company, LLC	Revolver	9.37%	SOFR	500	8/22/2030	USD	5,987,172	330,982	258,950	[1,3,4,7]
Legends Hospitality Holding Company, LLC	Delayed Draw	1.00%			8/22/2031	USD	3,135,614	(6,048)	(66,076)	[1,2,3]
Legends Hospitality Holding Company, LLC	First Lien Term Loan	7.27%, 2.75% PIK	SOFR	275	8/22/2031	USD	53,340,684	53,239,565	52,592,049	[1,3,4,8]
Leonard Group, Inc.	First Lien Term Loan	11.09%	SOFR	650	2/26/2026	USD	11,340,488	11,271,837	11,293,874	[1,3,4]
Majco LLC	Revolver	0.50%			12/3/2027	USD	1,666,667	-	-	[1,2,3]
Majco LLC	Delayed Draw	8.96%	SOFR	450	12/4/2028	USD	9,179,833	9,119,849	9,179,833	[1,3,4]
Majco LLC	First Lien Term Loan	8.96%	SOFR	450	12/4/2028	USD	8,775,000	8,687,250	8,775,000	[1,3,4]
Majco LLC	Delayed Draw	9.67%	SOFR	500	12/4/2028	USD	2,392,620	937,579	960,000	[1,3,4,6,7]
Majco LLC	Delayed Draw	9.48%	SOFR	500	12/4/2028	USD	607,380	601,671	607,380	[1,3,4,6]
Mammoth Holdings, LLC	Revolver	12.75%	PRIME	500	11/15/2029	USD	2,272,726	1,553,084	1,590,908	[1,3,4,7]
Mammoth Holdings, LLC	Delayed Draw	10.33%	SOFR	600	11/15/2030	USD	4,545,452	4,463,646	4,545,452	[1,3,4]
Mammoth Holdings, LLC	First Lien Term Loan	10.33%	SOFR	600	11/15/2030	USD	18,035,227	17,759,955	18,035,227	[1,3,4]
Margaritaville Enterprises LLC	Delayed Draw	9.08%	SOFR	475	6/17/2027	USD	2,111,690	2,087,660	2,111,690	[1,3,4]
Margaritaville Enterprises LLC	Revolver	0.50%			6/17/2027	USD	312,500	(4,688)	-	[1,2,3]
Monahan Products LLC	First Lien Term Loan	9.36%	SOFR	500	8/27/2027	USD	3,753,484	3,737,052	3,753,484	[1,3,4,6]
Mountainside Fitness Acquisitions, LLC	Delayed Draw	1.00%			10/9/2029	USD	2,373,000	(16,997)	(17,021)	[1,2,3]
Mountainside Fitness Acquisitions, LLC	First Lien Term Loan	9.45%	SOFR	500	10/9/2029	USD	4,748,000	4,713,649	4,690,196	[1,3,4]
Mountainside Fitness Acquisitions, LLC	Revolver	0.50%			10/9/2029	USD	950,000	(6,801)	(13,942)	[1,2,3]
Movati Athletic Group, Inc.	Revolver	0.50%			5/29/2029	CAD	2,812,500	(36,714)	(114,180)	[1,2,3,5,6]
Movati Athletic Group, Inc.	Delayed Draw	1.00%			5/29/2030	CAD	1,250,000	(16,486)	(46,503)	[1,2,3,5]
Movati Athletic Group, Inc.	Delayed Draw	1.00%			5/29/2030	CAD	3,750,000	$(50,083)	$(152,240)	[1,2,3,5,6]
Movati Athletic Group, Inc.	First Lien Term Loan	8.24%	CDOR	475	5/29/2030	CAD	10,312,500	7,354,244	7,109,811	[1,3,4,5]
Movati Athletic Group, Inc.	First Lien Term Loan	8.24%	CDOR	475	5/29/2030	CAD	30,937,500	22,164,023	21,329,434	[1,3,4,5,6]
Movati Athletic Group, Inc.	Revolver	0.50%			5/29/2030	CAD	937,500	(861)	(23,257)	[1,2,3,5]
NKD Group GmbH	First Lien Term Loan	10.68%	EURIBOR	800	3/23/2026	EUR	5,769,231	6,026,321	5,976,000	[1,3,4,5]
NL1 Acquire Corp.	Revolver	8.99%	CDOR	550	5/26/2026	CAD	1,330,000	302,883	209,893	[1,3,4,5,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
NL1 Acquire Corp.	Delayed Draw	8.48%, 2.00% PIK	SOFR	400	5/26/2028	USD	235,688	$229,784	$235,688	[1,3,4,8]
NL1 Acquire Corp.	Delayed Draw	8.99%	CDOR	550	5/26/2028	CAD	1,904,934	1,476,258	1,325,172	[1,3,4,5]
NL1 Acquire Corp.	First Lien Term Loan	7.49%, 2.00% PIK	CDOR	400	5/26/2028	CAD	9,654,031	7,592,868	6,715,847	[1,3,4,5,8]
NL1 Acquire Corp.	First Lien Term Loan	9.98%	SOFR	550	5/26/2028	USD	2,042,250	2,021,828	2,019,708	[1,3,4]
Oil Changer Holding Corporation	Delayed Draw	11.30%	SOFR	675	2/8/2027	USD	100,085	98,920	98,158	[1,3,4]
Oil Changer Holding Corporation	Delayed Draw	11.27%	SOFR	675	2/8/2027	USD	3,045,441	1,817,087	1,793,503	[1,3,4,7]
Oil Changer Holding Corporation	Delayed Draw	11.23%	SOFR	675	2/8/2027	USD	19,962,031	19,660,321	19,577,668	[1,3,4]
Otter Learning, LLC	First Lien Term Loan	11.36%	SOFR	650	4/18/2028	USD	3,140,020	3,109,080	3,130,353	[1,3,4]
Otter Learning, LLC	Revolver	0.50%			4/18/2028	USD	1,000,000	(12,500)	(3,079)	[1,2,3]
Owl Rock Consumer Discretionary	First Lien Term Loan	9.33%	SOFR	500	3/26/2026	USD	29,082,448	28,986,155	28,979,799	[1,3,4,6]
Paperworks Industries, Inc.	First Lien Term Loan	12.99%	SOFR	825	6/30/2027	USD	8,334,907	8,261,930	8,255,466	[1,3,4]
Pareto Health Intermediate Holdings, Inc.	Revolver	0.50%			6/1/2029	USD	201,613	(6,048)	(2,016)	[1,2,3]
Pareto Health Intermediate Holdings, Inc.	Revolver	0.50%			6/1/2029	USD	1,651,376	(49,541)	(16,514)	[1,2,3,6]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	9.28%	SOFR	500	6/1/2030	USD	2,001,008	1,950,305	1,980,998	[1,3,4]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	9.28%	SOFR	500	6/1/2030	USD	16,400,229	15,982,316	16,236,227	[1,3,4,6]
Penney Borrower LLC	First Lien Term Loan	10.94%	SOFR	650	12/16/2026	USD	5,867,647	5,812,377	5,806,212	[1,3,4,6]
POY Holdings, LLC	Delayed Draw	10.24%	SOFR	550	11/16/2027	USD	918,280	913,253	910,074	[1,3,4]
POY Holdings, LLC	Delayed Draw	9.98%	SOFR	550	11/16/2027	USD	991,359	979,018	982,501	[1,3,4]
POY Holdings, LLC	Delayed Draw	1.00%			11/16/2027	USD	1,225,000	(11,754)	(10,946)	[1,2,3]
POY Holdings, LLC	First Lien Term Loan	9.98%	SOFR	550	11/16/2027	USD	26,854,797	26,543,833	26,614,839	[1,3,4]
POY Holdings, LLC	Delayed Draw	10.24%	SOFR	550	11/16/2027	USD	902,111	902,111	894,051	[1,3,4]
POY Holdings, LLC	Revolver	9.98%	SOFR	550	11/16/2027	USD	962,604	962,604	954,003	[1,3,4]
Premier Early Childhood Education Partners LLC	Delayed Draw	10.45%	SOFR	600	11/22/2028	USD	2,365,000	692,381	687,032	[1,3,4,7]
Quality Automotive Services, LLC	Delayed Draw	9.72%	SOFR	525	7/16/2027	USD	5,537,661	4,402,820	4,473,527	[1,3,4,6,7]
Quality Automotive Services, LLC	First Lien Term Loan	9.85%	SOFR	525	7/16/2027	USD	2,087,126	2,067,942	2,078,924	[1,3,4,6]
Quality Automotive Services, LLC	Revolver	0.50%			7/16/2027	USD	1,477,132	-	(5,805)	[1,2,3,6]
Quick Quack Car Wash Holdings, LLC	Delayed Draw	9.20%	SOFR	475	6/10/2031	USD	700,000	689,970	694,397	[1,3,4,6]
Quick Quack Car Wash Holdings, LLC	Delayed Draw	9.15%	SOFR	475	6/10/2031	USD	583,333	574,951	578,664	[1,3,4,6]
Quick Quack Car Wash Holdings, LLC	Delayed Draw	9.12%	SOFR	475	6/10/2031	USD	466,667	459,922	462,931	[1,3,4,6]
Quick Quack Car Wash Holdings, LLC	Delayed Draw	9.11%	SOFR	475	6/10/2031	USD	6,416,666	2,170,830	2,211,973	[1,3,4,6,7]
Quick Quack Car Wash Holdings, LLC	First Lien Term Loan	9.11%	SOFR	475	6/10/2031	USD	13,000,000	12,814,674	12,813,987	[1,3,4,6]
Quick Quack Car Wash Holdings, LLC	Revolver	0.50%			6/10/2031	USD	2,333,333	(32,571)	(33,387)	[1,2,3,6]
Race Winning Brands, Inc.	First Lien Term Loan	10.24%	SOFR	525	11/16/2027	USD	19,098,245	18,867,800	18,115,047	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Race Winning Brands, Inc.	First Lien Term Loan	10.24%	SOFR	525	11/16/2027	USD	6,604,495	$6,524,281	$6,264,489	[1,3,4,6]
Race Winning Brands, Inc.	Revolver	10.16%	SOFR	525	11/16/2027	USD	3,125,000	1,138,021	984,955	[1,3,4,7]
Raney's, LLC	First Lien Term Loan	10.08%	SOFR	575	6/7/2027	USD	1,111,145	1,098,125	1,097,256	[1,3,4]
Raney's, LLC	Revolver	0.50%			6/7/2027	USD	105,600	(1,225)	(1,320)	[1,2,3]
Rawlings Sports Goods Company, Inc.	First Lien Term Loan	10.17%	SOFR	550	11/26/2030	USD	640,467	640,467	640,467	[1,3,4,6]
RefrigiWear, LLC	First Lien Term Loan	9.66%	SONIA	465	11/2/2027	GBP	9,000,000	11,290,421	11,266,900	[1,3,4,5]
RefrigiWear, LLC	First Lien Term Loan	9.03%	SOFR	450	11/2/2027	USD	1,483,623	1,468,786	1,483,623	[1,3,4]
RefrigiWear, LLC	First Lien Term Loan	9.03%	SOFR	450	6/4/2029	USD	15,266,406	15,113,742	15,266,406	[1,3,4]
RefrigiWear, LLC	Revolver	0.50%			6/4/2029	USD	2,601,896	-	-	[1,2,3]
Regent Holding Company, LLC	First Lien Term Loan	12.21%	SOFR	775	2/26/2026	USD	11,038,534	10,980,709	10,984,102	[1,3,4,9,10,11]
Regent Holding Company, LLC	Revolver	0.50%			2/26/2026	USD	1,917,293	-	(9,454)	[1,2,3]
Regent Holding Company, LLC	First Lien Term Loan	12.21%	SOFR	775	2/26/2026	USD	1,057,331	1,032,693	1,052,117	[1,3,4]
Riverside Assessments, LLC	First Lien Term Loan	9.58%	SOFR	525	3/19/2031	USD	41,500,000	40,735,664	40,638,955	[1,3,4]
Riverside Assessments, LLC	Revolver	12.25%	PRIME	525	3/19/2031	USD	600,000	589,067	587,551	[1,3,4]
Riverside Assessments, LLC	Revolver	9.60%	SOFR	525	3/19/2031	USD	400,000	392,712	391,701	[1,3,4]
Riverside Assessments, LLC	Revolver	9.58%	SOFR	525	3/19/2031	USD	597,481	586,477	585,084	[1,3,4]
Riverside Assessments, LLC	Revolver	0.50%			3/19/2031	USD	4,402,519	(78,386)	(91,344)	[1,2,3]
Shock Doctor Intermediate LLC	First Lien Term Loan	10.35%	SOFR	575	11/20/2029	USD	10,445,829	10,274,390	10,445,829	[1,3,4,6]
Shock Doctor Intermediate LLC	Revolver	0.50%			11/20/2029	USD	2,099,664	(34,490)	-	[1,2,3,6]
Southern Air & Heat Holdings, LLC	First Lien Term Loan	9.93%	SOFR	525	10/1/2027	USD	34,964,002	10,361,680	11,344,016	[1,3,4,7]
Spanx, LLC	Revolver	0.50%			11/18/2027	USD	12,096,621	-	-	[1,2,3]
Spanx, LLC	First Lien Term Loan	9.71%	SOFR	525	11/18/2028	USD	61,375,394	60,579,197	61,375,395	[1,3,4]
Speedstar Holding, LLC	Delayed Draw	10.31%	SOFR	600	1/22/2027	USD	306,466	297,272	305,450	[1,3,4]
Speedstar Holding, LLC	First Lien Term Loan	10.31%	SOFR	600	1/22/2027	USD	9,194,834	9,071,392	9,164,370	[1,3,4]
ST Athena Global LLC	Revolver	9.80%	SOFR	525	8/20/2029	USD	3,761,472	856,550	875,412	[1,3,4,7]
ST Athena Global LLC	Delayed Draw	9.77%	SOFR	525	8/20/2030	USD	1,207,897	256,229	262,997	[1,3,4,7]
ST Athena Global LLC	First Lien Term Loan	9.95%	SONIA	525	8/20/2030	GBP	10,146,337	13,091,600	12,588,478	[1,3,4,5]
ST Athena Global LLC	First Lien Term Loan	9.87%	SOFR	525	8/20/2030	USD	22,144,783	21,827,258	21,946,912	[1,3,4]
Stanton Carpet Corp.	Revolver	0.50%			10/1/2026	USD	1,189,468	-	-	[1,2,3]
Stanton Carpet Corp.	First Lien Term Loan	9.48%	SOFR	500	10/1/2027	USD	8,917,812	8,827,159	8,917,812	[1,3,4]
Stepping Stones Healthcare Services, LLC	Revolver	0.50%			12/30/2026	USD	2,000,000	(134,065)	-	[1,2,3]
Summit Buyer, LLC	Delayed Draw	9.08%	SOFR	475	5/31/2026	USD	15,538,044	510,795	522,293	[1,3,4,7]
Summit Buyer, LLC	Revolver	0.50%			5/31/2030	USD	5,706,522	(51,573)	(45,848)	[1,2,3]
Summit Buyer, LLC	Delayed Draw	9.08%	SOFR	475	5/31/2031	USD	8,918,478	8,838,910	8,848,609	[1,3,4]
Summit Buyer, LLC	First Lien Term Loan	9.08%	SOFR	475	5/31/2031	USD	44,836,957	44,414,860	44,485,695	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Sun Acquirer Corp.	Revolver	0.50%			9/5/2027	USD	243,455	$-	$-	[1,2,3,6]
Sun Acquirer Corp.	Delayed Draw	9.49%	SOFR	500	9/5/2028	USD	6,129,860	1,094,588	1,094,825	[1,3,4,6,7]
Sun Acquirer Corp.	First Lien Term Loan	9.49%	SOFR	500	9/5/2028	USD	2,626,682	2,625,942	2,625,938	[1,3,4,6]
Team Acquisition Corporation	Revolver	0.50%			11/21/2028	USD	4,618,975	(144,647)	-	[1,2,3,6]
Team Acquisition Corporation	First Lien Term Loan	10.94%	SOFR	650	11/21/2029	USD	8,180,362	7,877,487	8,180,362	[1,3,4]
Team Acquisition Corporation	First Lien Term Loan	10.83%	SOFR	650	11/21/2029	USD	14,207,086	13,703,162	14,207,086	[1,3,4]
The One Group, LLC	First Lien Term Loan	10.08%	SOFR	650	5/1/2029	USD	8,900,000	8,660,314	8,633,000	[1,3,4]
The Vertex Companies, Inc.	First Lien Term Loan	9.33%	SOFR	500	8/31/2028	USD	7,906,420	7,791,830	7,793,773	[1,3,4]
TickPick Intermediate Holdings, LLC	First Lien Term Loan	9.58%	SOFR	525	7/2/2030	USD	8,449,000	8,290,113	8,309,301	[1,3,4]
TickPick Intermediate Holdings, LLC	Revolver	10.09%	SOFR	550	7/2/2030	USD	551,000	196,531	196,775	[1,3,4,7]
Titan Home Improvement, LLC	Delayed Draw	1.00%			5/31/2030	USD	976,744	(18,608)	(18,310)	[1,2,3]
Titan Home Improvement, LLC	First Lien Term Loan	10.26%	SOFR	575	5/31/2030	USD	5,209,302	5,112,398	5,111,649	[1,3,4]
Titan Home Improvement, LLC	Revolver	0.50%			5/31/2030	USD	813,953	(14,720)	(15,258)	[1,2,3]
Treehouse Junior Limited	First Lien Term Loan	9.54%	SOFR	500	3/25/2028	USD	7,754,716	7,691,185	7,754,717	[1,3,4]
TruBlue LLC	Delayed Draw	1.00%			1/11/2029	USD	418,500	(4,998)	(8,370)	[1,2,3]
TruBlue LLC	First Lien Term Loan	9.86%	SOFR	550	1/11/2029	USD	936,600	924,831	917,868	[1,3,4]
TruBlue LLC	Revolver	0.50%			1/11/2029	USD	257,000	(3,062)	(5,140)	[1,2,3]
US Fitness Holdings, LLC	Revolver	10.16%	SOFR	550	9/4/2030	USD	360,377	357,370	357,505	[1,3,4,6]
US Fitness Holdings, LLC	Revolver	10.02%	SOFR	550	9/4/2030	USD	80,769	79,909	80,126	[1,3,4,6]
US Fitness Holdings, LLC	Revolver	0.50%			9/4/2030	USD	1,764,585	(15,342)	(14,060)	[1,2,3,6]
US Fitness Holdings, LLC	Delayed Draw	1.00%			9/4/2031	USD	5,169,231	(55,713)	(41,190)	[1,2,3,6]
US Fitness Holdings, LLC	First Lien Term Loan	10.02%	SOFR	550	9/4/2031	USD	20,676,923	20,455,398	20,512,163	[1,3,4,6]
Vehicle Accessories, Inc.	First Lien Term Loan	9.72%	SOFR	525	11/30/2026	USD	2,535,922	2,511,664	2,494,332	[1,3,4]
Vehicle Accessories, Inc.	First Lien Term Loan	9.72%	SOFR	525	11/30/2026	USD	8,063,537	7,960,089	7,931,295	[1,3,4,6]
Vehicle Accessories, Inc.	Revolver	10.20%	SOFR	525	11/30/2026	USD	219,280	71,052	69,496	[1,3,4,7]
Vertex Service Partners, LLC	Delayed Draw	10.11%	SOFR	575	11/8/2030	USD	11,616,215	7,420,739	7,591,066	[1,3,4,6,7]
Vertex Service Partners, LLC	Delayed Draw	10.11%	SOFR	575	11/8/2030	USD	7,544,551	7,374,708	7,544,551	[1,3,4]
Vertex Service Partners, LLC	First Lien Term Loan	10.11%	SOFR	575	11/8/2030	USD	3,904,796	3,827,573	3,904,797	[1,3,4]
Vertex Service Partners, LLC	First Lien Term Loan	10.11%	SOFR	575	11/8/2030	USD	3,914,608	3,827,712	3,914,608	[1,3,4,6]
Vertex Service Partners, LLC	Revolver	10.11%	SOFR	575	11/8/2030	USD	1,017,443	763,274	784,885	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Vertex Service Partners, LLC	Revolver	10.11%	SOFR	575	11/8/2030	USD	1,017,443	$879,519	$901,164	[1,3,4,6,7]
Vertex Service Partners, LLC	Delayed Draw	10.11%	SOFR	575	8/31/2028	USD	11,252,703	(14,677)	(11,427)	[1,3,4,7]
Vertex Service Partners, LLC	Revolver	0.50%			8/31/2028	USD	2,726,352	(39,205)	(38,844)	[1,2,3]
Weber-Stephen Products, LLC	Revolver	10.30%	SOFR	575	12/19/2026	USD	1,608,983	1,575,454	1,604,593	[1,3,4,6]
Weber-Stephen Products, LLC	Revolver	0.75%			12/19/2026	USD	5,057,683	176,445	265,399	[1,3,6,7]
Wheels Bidco, Inc.	First Lien Term Loan	10.07%	SOFR	550	11/1/2031	USD	25,000,000	24,630,967	24,643,303	[1,3,4]
Woof Holdings, Inc.	Second Lien Term Loan	11.98%	SOFR	725	12/21/2028	USD	8,000,000	7,899,202	7,964,293	[1,3,4,9]
WU Holdco, Inc.	Revolver	9.33%	SOFR	500	3/26/2027	USD	224,427	222,519	223,634	[1,3,4,6]
WU Holdco, Inc.	Revolver	0.50%			3/26/2027	USD	134,731	(1,137)	(476)	[1,2,3,6]
WU Holdco, Inc.	Delayed Draw	9.33%	SOFR	500	7/11/2032	USD	7,075,489	4,901,249	4,944,715	[1,3,4,7]
								1,444,697,381	1,447,509,954
Consumer Staples — 0.9%
Badia Spices, LLC	First Lien Term Loan	9.07%	SOFR	450	11/1/2030	USD	1,498,139	1,472,455	1,473,016	[1,3,4,6]
Badia Spices, LLC	Revolver	0.50%			11/1/2030	USD	89,070	(1,516)	(1,494)	[1,2,3,6]
Baxters North America Holdings, Inc.	First Lien Term Loan	11.76%	SOFR	725	5/31/2028	USD	23,229,444	22,797,272	22,626,555	[1,3,4]
BCPE North Star US Holdco 2, Inc.	First Lien Term Loan	8.47%	SOFR	400	6/10/2028	USD	13,601,825	13,499,812	13,122,361	[1,3,4]
C.P. Converters, Inc.	First Lien Term Loan	12.12%	ARR CSA	750	10/7/2024	USD	3,243,689	3,232,366	3,139,371	[1,3,4]
Demakes Borrower, LLC	Delayed Draw	1.00%			12/12/2029	USD	1,152,000	(26,391)	-	[1,2,3]
Demakes Borrower, LLC	First Lien Term Loan	10.45%	SOFR	600	12/12/2029	USD	4,067,265	3,978,754	4,067,265	[1,3,4]
Eagle Family Foods, Inc.	First Lien Term Loan	9.27%	SOFR	500	8/12/2030	USD	35,955,056	35,612,558	35,666,353	[1,3,4]
Eagle Family Foods, Inc.	Revolver	9.27%	SOFR	500	8/12/2030	USD	4,044,943	1,085,541	1,091,117	[1,3,4,7]
GOJO Industries Holdings, Inc.	First Lien Term Loan	14.01% PIK			10/26/2028	USD	25,036,770	24,438,063	24,762,929	[1,3,4,8]
Great Kitchens Food Company, Inc.	First Lien Term Loan	10.36%	SOFR	600	5/31/2029	USD	8,372,881	8,220,427	8,205,424	[1,3,4]
Great Kitchens Food Company, Inc.	Revolver	10.36%	SOFR	600	5/31/2029	USD	1,412,429	87,998	84,746	[1,3,4,7]
JTM Foods, LLC	Delayed Draw	9.73%	SOFR	525	5/14/2027	USD	1,026,206	1,014,551	1,026,206	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	9.89%	SOFR	525	5/14/2027	USD	7,471,286	7,377,895	7,471,286	[1,3,4]
JTM Foods, LLC	First Lien Term Loan	9.73%	SOFR	525	5/14/2027	USD	1,323,622	1,315,996	1,323,622	[1,3,4]
JTM Foods, LLC	Revolver	9.99%	SOFR	525	5/14/2027	USD	1,119,194	1,004,363	1,007,275	[1,3,4,7]
JTM Foods, LLC	Revolver	9.92%	SOFR	525	5/14/2027	USD	559,597	554,001	559,597	[1,3,4]
KNPC Holdco, LLC	First Lien Term Loan	10.27%	SOFR	585	10/22/2029	USD	5,252,577	5,096,981	5,095,000	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
LJ Perimeter Buyer, Inc.	First Lien Term Loan	11.24%	SOFR	650	10/31/2028	USD	7,538	$7,530	$7,566	[1,3,4]
Purfoods, LLC	Delayed Draw	9.58%	SOFR	525	8/12/2026	USD	2,932,031	2,902,711	2,920,508	[1,3,4]
Purfoods, LLC	First Lien Term Loan	9.58%	SOFR	525	8/12/2026	USD	4,331,250	4,287,937	4,314,228	[1,3,4]
Qin's Buffalo, LLC	Delayed Draw	10.33%	SOFR	600	5/5/2027	USD	1,038,001	440,378	437,257	[1,3,4,7]
QVF Acquisition, Inc.	Delayed Draw	1.00%			12/23/2030	USD	2,727,272	(40,746)	(40,910)	[1,2,3,6]
QVF Acquisition, Inc.	First Lien Term Loan	9.61%	SOFR	525	12/23/2030	USD	10,454,546	10,298,200	10,297,727	[1,3,4,6]
QVF Acquisition, Inc.	Revolver	9.61%	SOFR	525	12/23/2030	USD	1,818,182	63,745	63,637	[1,3,4,6,7]
RB Holdings Interco, LLC	Revolver	9.43%	SOFR	500	5/4/2028	USD	1,385,080	1,253,036	1,243,415	[1,3,4,6,7]
Sun Orchard, LLC	Delayed Draw	1.00%			7/8/2028	USD	1,593,012	(22,986)	(23,896)	[1,2,3]
Sun Orchard, LLC	First Lien Term Loan	10.09%	SOFR	550	7/8/2028	USD	3,950,668	3,892,597	3,891,408	[1,3,4]
SWK Buyer, Inc.	First Lien Term Loan	9.75%	SOFR	525	3/11/2029	USD	12,904,715	12,775,668	12,014,291	[1,3,4]
SWK Buyer, Inc.	Revolver	0.50%			3/11/2029	USD	1,228,070	-	(84,737)	[1,2,3]
Tropical Bidco, LLC	First Lien Term Loan	9.11%	SOFR	475	12/10/2030	USD	17,272,727	17,015,509	17,013,636	[1,3,4]
Tropical Bidco, LLC	Revolver	9.11%	SOFR	475	12/10/2030	USD	2,727,272	414,022	413,636	[1,3,4,7]
Vytalogy Wellness	First Lien Term Loan	10.60%	SOFR	635	11/30/2026	USD	5,370,334	5,276,278	5,253,687	[1,3,4,6]
Woodland Foods, Inc.	First Lien Term Loan	9.87%	SOFR	550	12/1/2027	USD	4,886,935	4,837,826	4,843,268	[1,3,4]
WPP Bullet Buyer, LLC	Revolver	10.34%	SOFR	575	12/7/2029	USD	3,868,280	2,959,527	2,976,227	[1,3,4,6,7]
WPP Bullet Buyer, LLC	First Lien Term Loan	9.68%	SOFR	525	12/7/2030	USD	37,113,352	36,447,856	36,595,964	[1,3,4,6]
								233,570,214	232,857,541
Energy — 0.3%
DMC Holdco, LLC	Delayed Draw	1.00%			7/13/2029	USD	3,917,586	(48,970)	(35,005)	[1,2,3,6]
DMC Holdco, LLC	First Lien Term Loan	10.15%	SOFR	575	7/13/2029	USD	11,664,611	11,424,152	11,560,384	[1,3,4,6]
DMC Holdco, LLC	Revolver	0.50%			7/13/2029	USD	2,611,724	-	(23,337)	[1,2,3,6]
Integrated Power Services Holdings, Inc.	Revolver	11.25%	PRIME	350	11/22/2027	USD	2,427,409	2,283,282	2,272,690	[1,3,4,6,7]
Integrated Power Services Holdings, Inc.	Delayed Draw	8.97%	SOFR	450	11/22/2028	USD	13,841,875	5,175,702	5,179,388	[1,3,4,6,7]
Integrated Power Services Holdings, Inc.	First Lien Term Loan	8.97%	SOFR	450	11/22/2028	USD	3,425,934	3,410,757	3,410,985	[1,3,4,6]
Integrated Power Services Holdings, Inc.	First Lien Term Loan	8.97%	SOFR	450	11/22/2028	USD	10,000,000	9,952,255	9,956,365	[1,3,4]
KENE Acquisition, Inc.	Delayed Draw	9.61%	SOFR	525	2/7/2031	USD	5,125,615	498,411	594,938	[1,3,4,6,7]
KENE Acquisition, Inc.	Delayed Draw	9.59%	SOFR	525	2/7/2031	USD	594,937	583,745	594,938	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
KENE Acquisition, Inc.	Delayed Draw	9.61%	SOFR	525	2/8/2031	USD	5,179,775	$634,284	$730,336	[1,3,4,7]
KENE Acquisition, Inc.	Delayed Draw	9.59%	SOFR	525	2/8/2031	USD	438,202	430,118	438,202	[1,3,4]
KENE Acquisition, Inc.	First Lien Term Loan	9.85%	SOFR	525	2/8/2031	USD	9,522,472	9,344,453	9,522,472	[1,3,4]
KENE Acquisition, Inc.	First Lien Term Loan	9.84%	SOFR	525	2/8/2031	USD	3,166,222	3,108,624	3,166,222	[1,3,4]
KENE Acquisition, Inc.	First Lien Term Loan	9.84%	SOFR	525	2/8/2031	USD	12,896,129	12,660,235	12,896,129	[1,3,4,6]
KENE Acquisition, Inc.	Revolver	0.50%			2/8/2031	USD	1,685,393	(30,685)	-	[1,2,3]
KENE Acquisition, Inc.	Revolver	0.50%			2/8/2031	USD	1,716,166	(30,283)	-	[1,2,3,6]
Meritum Energy Holdings, LP	First Lien Term Loan	12.01%	SOFR	750	12/6/2028	USD	5,326,000	5,220,892	5,219,480	[1,3,4]
								64,616,972	65,484,187
Financials — 11.9%
1364720 B.C. LTD	Delayed Draw	7.67%	CORRA	450	9/9/2028	CAD	4,997,050	2,741,092	2,591,187	[1,3,4,5,7]
1364720 B.C. LTD	First Lien Term Loan	7.67%	CDOR	450	9/9/2028	CAD	11,298,750	8,341,035	7,860,000	[1,3,4,5]
1364720 B.C. LTD	Revolver	0.50%			9/9/2028	CAD	2,000,000	(29,940)	(105,702)	[1,2,3,5]
Accession Risk Management Group	Delayed Draw	9.34%	SOFR	475	11/1/2029	USD	7,906,197	7,792,242	7,906,197	[1,3,4]
Accession Risk Management Group	Delayed Draw	9.27%	SOFR	475	11/1/2029	USD	222,372	222,372	222,372	[1,3,4]
Accession Risk Management Group	Delayed Draw	9.26%	SOFR	475	11/1/2029	USD	112,332	112,332	112,332	[1,3,4]
Accession Risk Management Group	Delayed Draw	9.18%	SOFR	475	11/1/2029	USD	3,834,532	3,834,532	3,834,532	[1,3,4]
Accession Risk Management Group	Delayed Draw	9.15%	SOFR	475	11/1/2029	USD	13,536,250	107,527	170,625	[1,3,4,7]
Accession Risk Management Group	Delayed Draw	9.08%	SOFR	475	11/1/2029	USD	10,386,203	10,386,203	10,386,203	[1,3,4]
Accession Risk Management Group	First Lien Term Loan	9.34%	SOFR	475	11/1/2029	USD	50,382,288	50,382,289	50,382,288	[1,3,4,6]
Accession Risk Management Group	First Lien Term Loan	9.34%	SOFR	475	11/1/2029	USD	4,478,235	4,478,236	4,478,235	[1,3,4]
Accession Risk Management Group	First Lien Term Loan	9.26%	SOFR	475	11/1/2029	USD	139,194	139,194	139,194	[1,3,4]
Accession Risk Management Group	First Lien Term Loan	9.08%	SOFR	475	11/1/2029	USD	17,797,902	17,642,435	17,797,902	[1,3,4]
Accession Risk Management Group	Revolver	0.50%			11/1/2029	USD	1,750,000	(8,154)	-	[1,2,3]
Accession Risk Management Group	Revolver	0.50%			11/1/2029	USD	278,637	(1,303)	-	[1,2,3,6]
Accuserve Solutions, Inc.	Delayed Draw	10.03%	SOFR	525	3/15/2030	USD	12,331,280	4,850,234	4,787,200	[1,3,4,7]
Accuserve Solutions, Inc.	First Lien Term Loan	10.03%	SOFR	525	3/15/2030	USD	56,092,682	55,371,541	55,327,554	[1,3,4]
Accuserve Solutions, Inc.	Revolver	0.50%			3/15/2030	USD	6,420,456	(191,736)	(87,579)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Accuserve Solutions, Inc.	Delayed Draw	10.03%	SOFR	525	8/11/2029	USD	241,379	$238,966	$238,087	[1,3,4]
Accuserve Solutions, Inc.	First Lien Term Loan	10.03%	SOFR	525	8/11/2029	USD	17,166,305	16,885,230	16,932,149	[1,3,4]
Afore Insurance Services, LLC	Delayed Draw	1.00%			9/6/2029	USD	6,354,000	(90,819)	(41,136)	[1,2,3]
Afore Insurance Services, LLC	First Lien Term Loan	10.44%	SOFR	600	9/6/2029	USD	3,177,000	3,131,652	3,140,531	[1,3,4]
Afore Insurance Services, LLC	Revolver	0.50%			9/6/2029	USD	635,000	(8,920)	(8,878)	[1,2,3]
AIS Holdco, LLC	First Lien Term Loan	10.33%	SOFR	600	5/21/2029	USD	32,000,000	31,419,846	31,592,337	[1,3,4]
AIS Holdco, LLC	Revolver	0.50%			5/21/2029	USD	3,000,000	(52,784)	(38,218)	[1,2,3]
Alera Group Holdings, Inc.	Delayed Draw	10.28%	SOFR	575	10/2/2028	USD	118,094	117,081	118,094	[1,3,4,6]
Alera Group Holdings, Inc.	Delayed Draw	10.11%	SOFR	575	10/2/2028	USD	2,045,029	1,775,481	1,793,096	[1,3,4,6,7]
Alera Group Holdings, Inc.	Delayed Draw	10.09%	SOFR	575	10/2/2028	USD	2,558,699	2,535,990	2,558,699	[1,3,4,6]
Alera Group Holdings, Inc.	Delayed Draw	9.61%	SOFR	525	10/2/2028	USD	29,446,413	29,102,932	29,266,777	[1,3,4]
Alera Group Holdings, Inc.	Delayed Draw	10.11%	SOFR	575	10/2/2028	USD	14,923,993	13,998,762	14,129,248	[1,3,4,7]
Alera Group Holdings, Inc.	First Lien Term Loan	9.61%	SOFR	525	10/2/2028	USD	26,945,528	26,561,094	26,741,463	[1,3,4]
Alkeme Intermediary Holding LLC	Delayed Draw	10.30%	SOFR	575	10/28/2026	USD	1,351,562	1,333,280	1,333,355	[1,3,4]
Alkeme Intermediary Holding LLC	Delayed Draw	10.26%	SOFR	575	10/28/2026	USD	194,415	191,782	191,796	[1,3,4]
Alkeme Intermediary Holding LLC	Delayed Draw	10.11%	SOFR	575	10/28/2026	USD	9,275,861	9,150,673	9,150,904	[1,3,4]
Alkeme Intermediary Holding LLC	Delayed Draw	1.00%			10/28/2026	USD	12,511,495	(172,235)	(168,545)	[1,2,3]
Alkeme Intermediary Holding LLC	First Lien Term Loan	10.08%	SOFR	575	10/28/2026	USD	11,666,667	11,517,441	11,509,558	[1,3,4]
Allworth Financial Group, L.P.	Delayed Draw	9.36%	SOFR	500	12/23/2027	USD	42,939,259	32,975,193	33,153,575	[1,3,4,7]
Allworth Financial Group, L.P.	Delayed Draw	9.36%	SOFR	500	12/23/2027	USD	17,360,332	6,456,557	6,528,596	[1,3,4,6,7]
Allworth Financial Group, L.P.	Revolver	0.50%			12/23/2027	USD	441,696	(4,135)	(4,182)	[1,2,3]
Allworth Financial Group, L.P.	Revolver	0.50%			12/23/2027	USD	502,365	(4,788)	(4,757)	[1,2,3,6]
Amba Buyer, Inc.	Delayed Draw	9.68%	SOFR	525	7/30/2027	USD	14,235,637	4,671,892	4,699,620	[1,3,4,7]
Amba Buyer, Inc.	First Lien Term Loan	9.68%	SOFR	525	7/30/2027	USD	12,161,110	12,039,499	12,084,099	[1,3,4]
AmeriLife Holdings, LLC	Revolver	0.50%			8/31/2028	USD	3,323,169	-	(3,080)	[1,2,3]
AmeriLife Holdings, LLC	Delayed Draw	9.70%	SOFR	500	8/31/2029	USD	32,684,587	29,613,539	30,085,206	[1,3,4,7]
AmeriLife Holdings, LLC	Delayed Draw	9.70%	SOFR	500	8/31/2029	USD	3,701,878	3,281,341	3,340,601	[1,3,4,6,7]
AmeriLife Holdings, LLC	Delayed Draw	9.39%	SOFR	500	8/31/2029	USD	97,286	96,386	97,064	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
AmeriLife Holdings, LLC	First Lien Term Loan	9.70%	SOFR	500	8/31/2029	USD	25,597,530	$25,313,290	$25,563,556	[1,3,4]
Aprio Advisory Group, LLC	Delayed Draw	9.25%	SOFR	475	8/1/2031	USD	3,947,368	1,783,062	1,786,625	[1,3,4,7]
Aprio Advisory Group, LLC	First Lien Term Loan	9.32%	SOFR	475	8/1/2031	USD	9,078,947	8,990,676	8,998,197	[1,3,4]
Aprio Advisory Group, LLC	Revolver	9.32%	SOFR	475	8/1/2031	USD	1,973,684	612,543	614,025	[1,3,4,7]
Apus Bidco Limited	First Lien Term Loan	10.73%	SONIA	578	2/9/2028	GBP	10,791,367	14,587,185	13,469,905	[1,3,4,5]
AQ Sage Buyer, LLC	First Lien Term Loan	10.48%	SOFR	600	1/25/2027	USD	24,423,730	24,219,328	24,144,370	[1,3,4]
AQ Sunshine, Inc.	Revolver	9.58%	SOFR	525	7/24/2030	USD	2,274,642	547,256	547,495	[1,3,4,6,7]
AQ Sunshine, Inc.	Delayed Draw	9.84%	SOFR	525	7/24/2031	USD	309,351	306,358	308,021	[1,3,4,6]
AQ Sunshine, Inc.	Delayed Draw	9.61%	SOFR	525	7/24/2031	USD	787,026	779,396	783,641	[1,3,4,6]
AQ Sunshine, Inc.	Delayed Draw	9.58%	SOFR	525	7/24/2031	USD	11,186,689	1,301,555	1,362,157	[1,3,4,6,7]
AQ Sunshine, Inc.	First Lien Term Loan	9.58%	SOFR	525	7/24/2031	USD	23,342,883	23,117,979	23,125,673	[1,3,4,6]
Arax MidCo, LLC	Delayed Draw	9.50%	SOFR	500	4/11/2029	USD	7,814,655	4,117,315	4,178,665	[1,3,4,6,7]
Arax MidCo, LLC	First Lien Term Loan	9.29%	SOFR	500	4/11/2029	USD	15,030,173	14,761,310	14,868,789	[1,3,4,6]
Arax MidCo, LLC	Revolver	9.52%	SOFR	500	4/11/2029	USD	2,155,173	35,124	49,057	[1,3,4,6,7]
Arden Insurance Services LLC	First Lien Term Loan	9.58%	SOFR	525	11/27/2030	USD	6,585,366	6,487,712	6,486,585	[1,3,4]
Arden Insurance Services LLC	Revolver	9.58%	SOFR	525	11/27/2030	USD	914,634	169,412	169,207	[1,3,4,7]
Ardonagh Midco 3 PLC	Delayed Draw	1.00%			2/15/2031	AUD	13,637,198	(176,959)	(334,468)	[1,2,3,5]
Ardonagh Midco 3 PLC	First Lien Term Loan	9.90%	SOFR	525	2/15/2031	USD	47,680,585	46,984,744	47,680,585	[1,3,4]
Ardonagh Midco 3 PLC	First Lien Term Loan	8.39%	EURIBOR	475	2/15/2031	EUR	17,072,535	18,364,488	17,684,416	[1,3,4,5]
Ascend Partner Services LLC	Delayed Draw	1.00%			8/9/2031	USD	44,021,827	(428,258)	(56,153)	[1,2,3]
Ascend Partner Services LLC	First Lien Term Loan	8.86%	SOFR	450	8/9/2031	USD	17,619,020	17,449,890	17,511,781	[1,3,4]
Ascend Partner Services LLC	Revolver	8.84%	SOFR	450	8/9/2031	USD	8,804,365	5,199,483	5,229,031	[1,3,4,7]
Babylon Buyer, Inc.	First Lien Term Loan	10.15%	SOFR	575	3/8/2030	USD	12,960,292	12,785,356	12,736,801	[1,3,4]
Babylon Buyer, Inc.	Revolver	10.15%	SOFR	575	3/8/2030	USD	210,117	207,281	206,493	[1,3,4]
Babylon Buyer, Inc.	Revolver	10.13%	SOFR	575	3/8/2030	USD	315,175	310,925	309,740	[1,3,4]
Baker Tilly Advisory Group, LP	Revolver	0.50%			6/3/2030	USD	1,024,648	(13,915)	(1,413)	[1,2,3]
Baker Tilly Advisory Group, LP	Delayed Draw	1.00%			6/3/2031	USD	1,070,072	(15,410)	(29)	[1,2,3]
Baker Tilly Advisory Group, LP	First Lien Term Loan	9.11%	SOFR	475	6/3/2031	USD	7,100,235	6,999,942	7,100,045	[1,3,4]
Beacon Pointe Harmony LLC	Revolver	0.50%			12/29/2027	USD	639,000	-	-	[1,2,3]
Beacon Pointe Harmony LLC	Delayed Draw	9.11%	SOFR	475	12/29/2028	USD	22,624,786	2,917,689	3,037,733	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Beacon Pointe Harmony LLC	Delayed Draw	9.04%	SOFR	475	12/29/2028	USD	520,000	$518,211	$520,000	[1,3,4]
Beacon Pointe Harmony LLC	First Lien Term Loan	9.11%	SOFR	475	12/29/2028	USD	11,014,002	10,908,597	11,014,002	[1,3,4]
Belmont Buyer, Inc.	Delayed Draw	10.93%	SOFR	650	6/21/2029	USD	2,518,953	2,443,492	2,569,333	[1,3,4]
Belmont Buyer, Inc.	First Lien Term Loan	10.84%	SOFR	650	6/21/2029	USD	10,599,331	10,340,260	10,811,318	[1,3,4]
Belmont Buyer, Inc.	Revolver	10.95%	SOFR	650	6/21/2029	USD	1,264,535	758,721	758,721	[1,3,4,7]
Captive Resources Midco, LLC	Revolver	0.50%			7/1/2028	USD	79,053	-	-	[1,2,3,6]
Captive Resources Midco, LLC	First Lien Term Loan	9.34%	SOFR	475	7/1/2029	USD	1,060,351	1,060,351	1,060,351	[1,3,4,6]
Carr, Riggs and Ingram Capital, L.L.C.	Delayed Draw	1.00%			11/18/2031	USD	7,637,346	(75,986)	(76,373)	[1,2,3,6]
Carr, Riggs and Ingram Capital, L.L.C.	First Lien Term Loan	9.24%	SOFR	475	11/18/2031	USD	15,056,481	14,906,987	14,905,917	[1,3,4,6]
Carr, Riggs and Ingram Capital, L.L.C.	Revolver	9.24%	SOFR	475	11/18/2031	USD	3,491,358	401,848	401,507	[1,3,4,6,7]
CC SAG Acquisition Corp.	Revolver	12.25%	PRIME	425	6/29/2027	USD	699,301	699,301	690,725	[1,3,4]
CC SAG Acquisition Corp.	Delayed Draw	9.58%	SOFR	525	6/29/2028	USD	11,720,575	5,760,975	5,772,528	[1,3,4,7]
CC SAG Acquisition Corp.	First Lien Term Loan	9.58%	SOFR	525	6/29/2028	USD	18,573,057	18,294,461	18,345,297	[1,3,4]
Cerity Partners, LLC	Revolver	0.50%			7/28/2028	USD	2,201,035	(20,567)	(3,142)	[1,2,3,6]
Cerity Partners, LLC	Delayed Draw	9.76%	SOFR	525	7/28/2029	USD	17,431,300	16,890,701	17,406,420	[1,3,4]
Cerity Partners, LLC	Delayed Draw	9.76%	SOFR	525	7/28/2029	USD	12,000,001	11,733,975	11,982,872	[1,3,4,6]
Cerity Partners, LLC	Delayed Draw	9.57%	SOFR	525	7/28/2029	USD	19,259,055	8,413,662	8,571,504	[1,3,4,6,7]
Cerity Partners, LLC	Delayed Draw	9.57%	SOFR	525	7/28/2029	USD	12,155,769	5,318,308	5,410,090	[1,3,4,7]
Cerity Partners, LLC	First Lien Term Loan	9.76%	SOFR	525	7/28/2029	USD	19,437,600	19,054,026	19,409,857	[1,3,4]
Cerity Partners, LLC	Revolver	10.90%	SOFR	650	7/28/2029	USD	1,832,423	65,357	84,087	[1,3,4,7]
CFGI Holdings, LLC	First Lien Term Loan	8.86%	SOFR	450	11/2/2027	USD	14,448,905	14,304,416	14,345,835	[1,3,4]
CFGI Holdings, LLC	Revolver	0.50%			11/2/2027	USD	1,751,825	(17,518)	(12,321)	[1,2,3]
Cherry Bekaert Advisory LLC	Delayed Draw	9.61%	SOFR	525	6/30/2028	USD	2,812,500	2,440,688	2,493,750	[1,3,4,7]
Cherry Bekaert Advisory LLC	Delayed Draw	9.61%	SOFR	525	6/30/2028	USD	3,093,750	2,704,350	2,743,125	[1,3,4,6,7]
Cherry Bekaert Advisory LLC	First Lien Term Loan	9.61%	SOFR	525	6/30/2028	USD	2,171,094	2,136,619	2,171,094	[1,3,4]
Cherry Bekaert Advisory LLC	First Lien Term Loan	9.61%	SOFR	525	6/30/2028	USD	2,388,203	2,350,022	2,388,203	[1,3,4,6]
Cherry Bekaert Advisory LLC	Revolver	0.50%			6/30/2028	USD	2,373,418	-	-	[1,2,3,6]
Citrin Cooperman Advisors, LLC	Delayed Draw	9.63%	SOFR	525	10/1/2027	USD	28,727,504	23,086,971	23,556,292	[1,3,4,7]
Citrin Cooperman Advisors, LLC	Delayed Draw	9.53%	SOFR	525	10/1/2027	USD	8,826,755	7,084,135	7,236,107	[1,3,4,6,7]
Citrin Cooperman Advisors, LLC	Delayed Draw	9.28%	SOFR	500	10/1/2027	USD	43,887,570	42,982,909	43,887,570	[1,3,4]
Citrin Cooperman Advisors, LLC	Delayed Draw	9.28%	SOFR	500	10/1/2027	USD	447,043	434,620	447,043	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Citrin Cooperman Advisors, LLC	First Lien Term Loan	9.63%	SOFR	525	10/1/2027	USD	4,093,563	$4,030,699	$4,093,563	[1,3,4]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	9.53%	SOFR	525	10/1/2027	USD	1,259,263	1,239,707	1,259,263	[1,3,4,6]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	9.28%	SOFR	500	10/1/2027	USD	12,569,446	12,167,899	12,569,446	[1,3,4]
Citrin Cooperman Advisors, LLC	First Lien Term Loan	9.28%	SOFR	500	10/1/2027	USD	1,505,828	1,475,963	1,505,828	[1,3,4,6]
Convera International Financial S.À R.L	First Lien Term Loan	10.52%	SOFR	600	11/15/2030	USD	1,812,205	1,785,430	1,785,610	[1,3,4,6]
Credit Connection, LLC	First Lien Term Loan	9.98%	SOFR	575	7/30/2026	USD	8,268,967	8,109,258	8,268,967	[1,3,4]
Credit Connection, LLC	Revolver	0.50%			7/30/2026	USD	600,000	(12,000)	-	[1,2,3]
Crystal Bidco Limited	First Lien Term Loan	9.53%	SOFR	495	1/25/2029	USD	7,423,496	7,483,553	7,497,731	[1,3,4]
CUB Financing Intermediate LLC	Delayed Draw	1.00%			6/28/2030	USD	2,532,273	(24,382)	(9,952)	[1,2,3,6]
CUB Financing Intermediate LLC	First Lien Term Loan	9.08%	SOFR	475	6/28/2030	USD	5,511,417	5,459,440	5,489,757	[1,3,4,6]
CX Institutional, LLC	Delayed Draw	1.00%			6/18/2029	USD	1,698,000	(40,203)	(19,544)	[1,2,3]
CX Institutional, LLC	First Lien Term Loan	10.11%	SOFR	575	6/18/2029	USD	3,293,745	3,218,002	3,222,760	[1,3,4]
Diamond Mezzanine 24 LLC	Delayed Draw	1.00%			10/31/2030	USD	763,338	(7,528)	(7,633)	[1,2,3,6]
Diamond Mezzanine 24 LLC	Delayed Draw	1.00%			10/31/2030	USD	6,000,000	(29,552)	(30,000)	[1,2,3]
Diamond Mezzanine 24 LLC	First Lien Term Loan	9.59%	SOFR	500	10/31/2030	USD	2,862,519	2,834,486	2,833,894	[1,3,4,6]
Diamond Mezzanine 24 LLC	First Lien Term Loan	9.59%	SOFR	500	10/31/2030	USD	21,500,000	21,338,087	21,336,250	[1,3,4]
Diamond Mezzanine 24 LLC	Revolver	11.50%	PRIME	400	10/31/2030	USD	1,500,000	1,488,924	1,488,750	[1,3,4]
Diamond Mezzanine 24 LLC	Revolver	11.50%	PRIME	400	10/31/2030	USD	210,689	208,642	208,582	[1,3,4,6]
Dreamstart BidCo	First Lien Term Loan	8.60%	EURIBOR	525	3/30/2027	EUR	627,356	760,321	649,840	[1,3,4,5]
Ecapital Finance Corp.	First Lien Term Loan	12.97%	SOFR	860	12/31/2025	USD	345,130	338,432	338,227	[1,3,4,6]
EdgeCo Buyer, Inc.	Delayed Draw	8.83%	SOFR	450	6/1/2026	USD	9,956,600	9,786,635	9,857,034	[1,3,4]
EdgeCo Buyer, Inc.	First Lien Term Loan	8.83%	SOFR	450	6/1/2026	USD	2,437,500	2,423,058	2,413,125	[1,3,4]
EdgeCo Buyer, Inc.	Delayed Draw	8.83%	SOFR	450	6/1/2028	USD	1,107,248	1,096,255	1,096,176	[1,3,4]
EdgeCo Buyer, Inc.	Delayed Draw	1.00%			6/1/2028	USD	13,795,694	(137,469)	(137,957)	[1,2,3]
EdgeCo Buyer, Inc.	First Lien Term Loan	8.84%	SOFR	450	6/1/2028	USD	2,638,412	2,612,191	2,612,028	[1,3,4]
EdgeCo Buyer, Inc.	First Lien Term Loan	8.83%	SOFR	450	6/1/2028	USD	6,079,076	6,018,719	6,018,285	[1,3,4]
EdgeCo Buyer, Inc.	Revolver	0.50%			6/1/2028	USD	1,379,569	(13,698)	(13,796)	[1,2,3]
Empower Payments Investor, LLC	Revolver	0.50%			3/12/2030	USD	1,993,798	(34,671)	-	[1,2,3]
Empower Payments Investor, LLC	Revolver	0.50%			3/12/2030	USD	2,325,581	(40,679)	-	[1,2,3,6]
Empower Payments Investor, LLC	Delayed Draw	1.00%			3/12/2031	USD	3,738,372	(70,570)	-	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Empower Payments Investor, LLC	Delayed Draw	1.00%			3/12/2031	USD	3,864,597	$(73,197)	$-	[1,2,3,6]
Empower Payments Investor, LLC	First Lien Term Loan	8.86%	SOFR	450	3/12/2031	USD	26,285,740	25,801,856	26,285,740	[1,3,4]
Empower Payments Investor, LLC	First Lien Term Loan	8.86%	SOFR	450	3/12/2031	USD	27,309,821	26,805,619	27,309,821	[1,3,4,6]
EP Wealth Advisors, LLC	Delayed Draw	8.83%	SOFR	450	6/18/2030	USD	6,500,000	2,522,492	2,600,000	[1,3,4,7]
EP Wealth Advisors, LLC	Delayed Draw	8.83%	SOFR	450	9/4/2026	USD	12,556,800	12,181,223	12,556,800	[1,3,4]
EP Wealth Advisors, LLC	First Lien Term Loan	8.83%	SOFR	450	9/4/2026	USD	5,332,500	5,254,188	5,332,500	[1,3,4]
Exegy, Inc.	First Lien Term Loan	10.46%	SOFR	600	5/17/2026	USD	10,615,369	10,559,485	10,615,369	[1,3,4]
Foundation Risk Partners, Corp.	Delayed Draw	9.58%	SOFR	525	10/29/2028	USD	7,122,500	4,871,530	5,060,000	[1,3,4,7]
Foundation Risk Partners, Corp.	First Lien Term Loan	9.58%	SOFR	525	10/29/2028	USD	10,827,273	10,557,622	10,827,273	[1,3,4]
Foundation Risk Partners, Corp.	First Lien Term Loan	9.58%	SOFR	525	10/29/2028	USD	5,919,600	5,832,255	5,919,600	[1,3,4,6]
Foundation Risk Partners, Corp.	Revolver	0.50%			10/29/2028	USD	359,993	(4,868)	-	[1,2,3,6]
Foundation Risk Partners, Corp.	Revolver	0.50%			10/29/2029	USD	10,435,119	(72,387)	-	[1,2,3]
Foundation Risk Partners, Corp.	Delayed Draw	9.82%	SOFR	525	10/29/2030	USD	625,000	625,000	625,000	[1,3,4]
Foundation Risk Partners, Corp.	Delayed Draw	9.75%	SOFR	525	10/29/2030	USD	625,000	625,000	625,000	[1,3,4]
Foundation Risk Partners, Corp.	Delayed Draw	9.68%	SOFR	525	10/29/2030	USD	1,708,333	1,708,333	1,708,333	[1,3,4]
Foundation Risk Partners, Corp.	Delayed Draw	9.61%	SOFR	525	10/29/2030	USD	5,466,667	5,369,789	5,466,667	[1,3,4]
Foundation Risk Partners, Corp.	Delayed Draw	9.58%	SOFR	525	10/29/2030	USD	30,259,947	29,847,748	30,259,947	[1,3,4]
Foundation Risk Partners, Corp.	Delayed Draw	9.58%	SOFR	525	10/29/2030	USD	1,277,410	1,255,612	1,277,410	[1,3,4,6]
Foundation Risk Partners, Corp.	Delayed Draw	9.57%	SOFR	525	10/29/2030	USD	17,939,292	1,992,217	2,157,446	[1,3,4,7]
Foundation Risk Partners, Corp.	First Lien Term Loan	9.58%	SOFR	525	10/29/2030	USD	16,326,060	16,287,702	16,326,060	[1,3,4]
Galway Borrower, LLC	Delayed Draw	8.83%	SOFR	450	9/29/2028	USD	71,936	71,282	72,116	[1,3,4,6]
Galway Borrower, LLC	Revolver	8.83%	SOFR	450	9/29/2028	USD	434,434	170,661	175,319	[1,3,4,6,7]
Galway Borrower, LLC	Delayed Draw	8.83%	SOFR	450	9/30/2028	USD	2,271,085	2,249,192	2,276,762	[1,3,4]
Galway Borrower, LLC	Delayed Draw	8.83%	SOFR	450	9/30/2028	USD	17,414,792	15,221,105	15,472,658	[1,3,4,7]
Galway Borrower, LLC	Delayed Draw	8.82%	SOFR	450	9/30/2028	USD	69,498	69,122	69,671	[1,3,4]
Galway Borrower, LLC	Delayed Draw	1.00%			9/30/2028	USD	69,804,621	(581,786)	174,511	[1,2,3]
Galway Borrower, LLC	Delayed Draw	1.00%			9/30/2028	USD	3,924,512	(35,697)	9,811	[1,2,3,6]
Galway Borrower, LLC	First Lien Term Loan	8.83%	SOFR	450	9/30/2028	USD	58,453,455	57,719,480	58,599,587	[1,3,4]
Galway Borrower, LLC	Revolver	8.83%	SOFR	450	9/30/2028	USD	11,649,739	5,261,436	5,362,026	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Galway Borrower, LLC	Revolver	8.83%	SOFR	450	9/30/2028	USD	69,119	$68,539	$69,292	[1,3,4,6]
Gestion ABS Bidco, Inc.	Delayed Draw	1.00%			3/1/2031	CAD	7,500,000	(78,168)	(362,539)	[1,2,3,5]
Gestion ABS Bidco, Inc.	First Lien Term Loan	8.55%	CDOR	525	3/1/2031	CAD	14,962,500	10,883,567	10,311,841	[1,3,4,5]
Gestion ABS Bidco, Inc.	Revolver	0.50%			3/1/2031	CAD	2,250,000	(22,019)	(108,762)	[1,2,3,5]
Guidehouse, Inc.	First Lien Term Loan	10.11%	SOFR	575	12/16/2030	USD	47,787,796	47,110,892	48,191,453	[1,3,4,7]
HBWM Intermediate II, LLC	Delayed Draw	1.00%			11/15/2031	USD	20,946,587	(103,779)	(97,862)	[1,2,3]
HBWM Intermediate II, LLC	First Lien Term Loan	8.90%	SOFR	450	11/15/2031	USD	17,455,489	17,369,352	17,373,937	[1,3,4]
HBWM Intermediate II, LLC	Revolver	8.88%	SOFR	450	11/15/2031	USD	4,189,318	273,063	273,672	[1,3,4,7]
Helibron Midco B.V.	First Lien Term Loan	9.09%	EURIBOR	550	9/18/2026	EUR	14,732,374	16,069,721	14,757,382	[1,3,4,5]
HG Genesis 9 Sumoco Limited	First Lien Term Loan	9.14% PIK	EURIBOR		3/3/2027	EUR	27,954,560	28,475,349	28,956,454	[1,3,4,5,8]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	8.86%	SOFR	450	11/25/2026	USD	9,683,321	9,574,287	9,683,321	[1,3,4]
Higginbotham Insurance Agency, Inc.	Delayed Draw	9.11%	SOFR	475	11/25/2028	USD	19,486,042	5,473,898	5,651,305	[1,3,4,7]
Higginbotham Insurance Agency, Inc.	Delayed Draw	8.86%	SOFR	450	11/25/2028	USD	17,692,991	17,518,396	17,692,991	[1,3,4]
Higginbotham Insurance Agency, Inc.	First Lien Term Loan	8.86%	SOFR	450	11/25/2028	USD	82,987,868	82,560,539	82,987,868	[1,3,4]
HPS Financials	Delayed Draw	9.61%	SOFR	525	10/2/2028	USD	410,677	392,519	414,784	[1,3,4]
HPS Financials	First Lien Term Loan	9.61%	SOFR	525	10/2/2028	USD	204,688	197,737	206,734	[1,3,4]
HPS Financials	First Lien Term Loan	9.53%	SOFR	495	5/16/2029	USD	2,474,499	2,493,745	2,499,244	[1,3,4,6]
HPS Financials	First Lien Term Loan	9.58%	SOFR	525	6/28/2028	USD	19,275	18,996	19,039	[1,3,4,6]
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	7.59%	SOFR	300	5/14/2031	USD	187,500,000	126,526,818	126,526,818	[1,3,4,7]
IEQ MIDCO III, LLC	Delayed Draw	9.04%	SOFR	475	8/12/2031	USD	11,409,477	4,577,536	4,649,308	[1,3,4,7]
iM Global Partner	First Lien Term Loan	8.18%	EURIBOR	575	4/7/2028	EUR	3,700,000	3,748,112	3,748,485	[1,3,4,5]
Imagine 360 LLC	Delayed Draw	1.00%			9/30/2028	USD	2,404,220	(23,367)	(22,520)	[1,2,3,6]
Imagine 360 LLC	First Lien Term Loan	9.10%	SOFR	500	9/30/2028	USD	4,399,366	4,357,407	4,358,159	[1,3,4,6]
Imagine 360 LLC	Revolver	0.50%			9/30/2028	USD	1,023,922	(9,666)	(9,591)	[1,2,3,6]
Inszone Mid, LLC	First Lien Term Loan	10.08%	SOFR	575	11/8/2028	USD	11,764,706	11,569,999	11,764,706	[1,3,4]
Integrity Marketing Acquisition, LLC	Delayed Draw	9.51%	SOFR	500	8/27/2027	USD	15,829,588	15,439,397	15,790,014	[1,3,4,6]
Integrity Marketing Acquisition, LLC	Delayed Draw	9.51%	SOFR	500	8/27/2027	USD	63,511,179	25,680,034	25,740,706	[1,3,4,7]
Integrity Marketing Acquisition, LLC	First Lien Term Loan	9.51%	SOFR	500	8/27/2027	USD	4,586,209	4,514,779	4,574,743	[1,3,4]
Integrity Marketing Acquisition, LLC	Revolver	0.50%			8/27/2027	USD	7,182,721	(86,608)	(17,957)	[1,2,3]
J.S. Held Holdings LLC	Delayed Draw	9.98%	SOFR	550	12/1/2026	USD	9,615,667	9,615,667	9,519,510	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
J.S. Held Holdings LLC	First Lien Term Loan	9.98%	SOFR	550	12/1/2026	USD	40,217,477	$40,049,624	$40,066,662	[1,3,4,6]
J.S. Held Holdings LLC	Delayed Draw	9.98%	SOFR	550	6/1/2028	USD	10,466,588	10,254,430	10,149,764	[1,3,4,6,7]
J.S. Held Holdings LLC	Delayed Draw	9.93%	SOFR	550	6/1/2028	USD	939,120	241,665	241,041	[1,3,4,7]
J.S. Held Holdings LLC	First Lien Term Loan	9.98%	SOFR	550	6/1/2028	USD	8,612,416	8,612,416	8,580,119	[1,3,4,6]
J.S. Held Holdings LLC	First Lien Term Loan	9.98%	SOFR	550	6/1/2028	USD	5,638,145	5,618,181	5,617,002	[1,3,4]
J.S. Held Holdings LLC	Revolver	0.50%			6/1/2028	USD	324,010	(1,133)	(1,215)	[1,2,3]
Kensington Private Equity Fund	Second Lien Term Loan	16.83%	SOFR	1250	3/27/2026	USD	5,800,000	5,713,351	5,713,000	[1,3,4,6]
Kensington Private Equity Fund	Delayed Draw	16.83% PIK			3/28/2026	USD	6,800,000	6,698,000	6,800,000	[1,3,4,6,8]
Kensington Private Equity Fund	Second Lien Term Loan	16.83% PIK			3/28/2026	USD	6,800,000	6,752,741	6,800,000	[1,3,4,6,8]
Keystone Agency Partners LLC	Delayed Draw	9.33%	SOFR	500	5/3/2027	USD	47,949,847	44,909,047	45,683,876	[1,3,4,7]
Keystone Agency Partners LLC	First Lien Term Loan	9.33%	SOFR	500	5/3/2027	USD	22,065,338	21,817,171	22,065,338	[1,3,4]
KRIV Acquisition Inc.	Delayed Draw	10.08%	SOFR	575	7/6/2029	USD	3,450,665	3,369,920	3,450,665	[1,3,4,6]
KRIV Acquisition Inc.	Delayed Draw	1.00%			7/6/2029	USD	4,585,000	(44,774)	-	[1,2,3,6]
KRIV Acquisition Inc.	First Lien Term Loan	10.08%	SOFR	575	7/6/2029	USD	23,003,859	22,434,888	23,003,859	[1,3,4,6]
KRIV Acquisition Inc.	Revolver	0.50%			7/6/2029	USD	2,760,532	(82,816)	-	[1,2,3,6]
KRIV Acquisition Inc.	Delayed Draw	10.08%	SOFR	575	9/20/2030	USD	400,343	400,343	400,343	[1,3,4]
KRIV Acquisition Inc.	Delayed Draw	1.00%			9/20/2030	USD	13,903,846	(135,985)	-	[1,2,3]
KRIV Acquisition Inc.	First Lien Term Loan	10.08%	SOFR	575	9/20/2030	USD	3,438,085	3,438,085	3,438,085	[1,3,4]
KWOR Acquisition, Inc.	Revolver	12.25%	PRIME	425	12/22/2027	USD	3,328,551	3,300,638	2,399,417	[1,3,4,7]
KWOR Acquisition, Inc.	Delayed Draw	12.75%	PRIME	425	12/22/2028	USD	4,150,227	3,884,129	3,014,539	[1,3,4,6]
KWOR Acquisition, Inc.	First Lien Term Loan	12.75%	PRIME	425	12/22/2028	USD	23,573,515	23,313,319	17,122,748	[1,3,4]
Lido Advisors, LLC	Delayed Draw	9.52%	SOFR	500	1/15/2029	USD	2,946,062	2,917,008	2,916,602	[1,3,4,6]
Lido Advisors, LLC	Delayed Draw	9.40%	SOFR	500	1/15/2029	USD	7,500,967	761,433	760,753	[1,3,4,6,7]
Lido Advisors, LLC	Delayed Draw	9.33%	SOFR	500	6/15/2027	USD	13,373,032	13,145,604	13,239,302	[1,3,4,6]
Lido Advisors, LLC	Revolver	9.34%	SOFR	500	6/15/2029	USD	392,000	386,583	388,080	[1,3,4,6]
Lido Advisors, LLC	Revolver	0.50%			6/15/2029	USD	308,000	(4,232)	(3,080)	[1,2,3,6]
MAI Capital Management Intermediate LLC	Delayed Draw	9.11%	SOFR	475	8/29/2031	USD	22,757,143	6,984,907	7,036,083	[1,3,4,7]
MAI Capital Management Intermediate LLC	First Lien Term Loan	9.11%	SOFR	475	8/29/2031	USD	16,614,286	16,453,851	16,489,679	[1,3,4]
MAI Capital Management Intermediate LLC	Revolver	9.08%	SOFR	475	8/29/2031	USD	8,528,572	1,055,893	1,073,178	[1,3,4,7]
Mclarens Midco, Inc.	Delayed Draw	10.24%	SOFR	550	12/19/2025	USD	1,015,877	93,905	108,863	[1,3,4,6,7]
Mclarens Midco, Inc.	Revolver	10.15%	SOFR	550	12/19/2025	USD	3,485,026	3,485,026	3,485,026	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
More Cowbell II LLC	Revolver	9.26%	SOFR	500	9/1/2029	USD	9,831,306	$5,326,250	$5,142,774	[1,3,4,7]
More Cowbell II LLC	Delayed Draw	1.00%			9/1/2030	USD	7,562,543	(75,625)	(63,169)	[1,2,3]
More Cowbell II LLC	First Lien Term Loan	8.89%	SOFR	500	9/1/2030	USD	49,062,114	48,209,610	48,119,233	[1,3,4]
More Cowbell II LLC	First Lien Term Loan	8.89%	SOFR	500	9/1/2030	USD	19,891,333	19,545,701	19,509,059	[1,3,4]
Oakbridge Insurance Agency LLC	Delayed Draw	10.05%	SOFR	575	11/1/2029	USD	4,317,790	1,576,887	1,655,066	[1,3,4,6,7]
Oakbridge Insurance Agency LLC	First Lien Term Loan	10.05%	SOFR	575	11/1/2029	USD	8,872,409	8,719,751	8,872,409	[1,3,4,6]
Oakbridge Insurance Agency LLC	Revolver	10.05%	SOFR	575	11/1/2029	USD	1,295,336	755,947	777,201	[1,3,4,6,7]
Pareto Health Intermediate Holdings, Inc.	Delayed Draw	1.00%			6/1/2030	USD	14,842,360	(147,986)	(148,423)	[1,2,3]
Pareto Health Intermediate Holdings, Inc.	First Lien Term Loan	9.33%	SOFR	500	6/1/2030	USD	58,019,683	57,442,123	57,439,487	[1,3,4]
Pathstone Family Office, LLC	Revolver	9.36%	SOFR	500	5/15/2028	USD	3,581,421	1,127,693	1,121,302	[1,3,4,6,7]
Pathstone Family Office, LLC	Delayed Draw	9.46%	SOFR	500	5/15/2029	USD	4,747,599	4,569,564	4,700,123	[1,3,4,6]
Pathstone Family Office, LLC	First Lien Term Loan	9.55%	SOFR	500	5/15/2029	USD	7,526,331	7,451,503	7,451,068	[1,3,4,6]
Pathstone Family Office, LLC	First Lien Term Loan	9.36%	SOFR	500	5/15/2029	USD	30,536,194	29,554,203	30,230,832	[1,3,4,6]
Pathstone Family Office, LLC	First Lien Term Loan	9.11%	SOFR	475	5/15/2029	USD	2,864,430	2,836,205	2,835,786	[1,3,4,6]
Patriot Growth Insurance Services, LLC	Delayed Draw	9.48%	SOFR	500	10/14/2028	USD	34,690,443	34,359,955	34,554,109	[1,3,4]
Patriot Growth Insurance Services, LLC	Delayed Draw	9.33%	SOFR	500	10/14/2028	USD	39,993,000	25,176,768	25,521,828	[1,3,4,7]
Patriot Growth Insurance Services, LLC	First Lien Term Loan	9.48%	SOFR	500	10/14/2028	USD	21,854,471	21,388,923	21,768,583	[1,3,4]
Patriot Growth Insurance Services, LLC	Revolver	9.46%	SOFR	500	10/14/2028	USD	2,660,377	896,891	913,025	[1,3,4,7]
People Corporation	Delayed Draw	1.00%			2/18/2028	CAD	6,523,907	(45,126)	(46,647)	[1,2,3,5,6]
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	9.83%	SOFR	550	11/1/2028	USD	52,550,045	52,024,655	52,550,045	[1,3,4]
Peter C. Foy & Associates Insurance Services, LLC	First Lien Term Loan	9.83%	SOFR	550	11/1/2028	USD	20,946,429	20,736,964	20,946,429	[1,3,4]
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	9.83%	SOFR	550	4/23/2031	USD	9,397,039	7,454,943	7,543,473	[1,3,4,7]
Petra Borrower, LLC	Revolver	10.13%	SOFR	575	11/15/2029	USD	2,339,740	896,963	904,330	[1,3,4,7]
Petra Borrower, LLC	Delayed Draw	10.19%	SOFR	575	11/15/2030	USD	5,849,348	2,700,457	2,775,130	[1,3,4,7]
Petra Borrower, LLC	First Lien Term Loan	10.32%	SOFR	575	11/15/2030	USD	15,154,036	14,885,422	14,955,810	[1,3,4]
Petrus Buyer, Inc.	Delayed Draw	9.75%	SOFR	525	10/17/2029	USD	5,494,505	2,970,000	3,066,857	[1,3,4,7]
Petrus Buyer, Inc.	First Lien Term Loan	9.90%	SOFR	525	10/17/2029	USD	17,318,681	16,921,539	17,217,678	[1,3,4]
Petrus Buyer, Inc.	Revolver	0.50%			10/17/2029	USD	1,923,077	(57,692)	(11,215)	[1,2,3]
Premium Group B1	First Lien Term Loan	8.43%	EURIBOR	575	12/5/2030	EUR	21,125,461	22,248,899	21,796,600	[1,3,4,5]
Premium Group B2	Delayed Draw	1.00%			12/5/2030	EUR	3,874,539	(106,490)	(185,182)	[1,2,3,5]
Project Accelerate Parent, LLC	First Lien Term Loan	9.61%	SOFR	525	2/24/2031	USD	24,887,000	24,658,294	24,887,000	[1,3,4,6]
Project Accelerate Parent, LLC	First Lien Term Loan	9.61%	SOFR	525	9/19/2031	USD	43,640,625	43,238,067	43,640,625	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Project Accelerate Parent, LLC	Revolver	0.50%			9/19/2031	USD	6,250,000	$(55,557)	$-	[1,2,3]
PT&C Group, LLC	Revolver	0.50%			12/24/2025	USD	1,059,000	(18,127)	(18,533)	[1,2,3]
PT&C Group, LLC	Delayed Draw	9.83%	SOFR	550	12/24/2029	USD	2,682,800	1,014,466	1,014,284	[1,3,4,7]
PT&C Group, LLC	First Lien Term Loan	9.83%	SOFR	550	12/24/2029	USD	4,024,200	3,954,005	3,953,776	[1,3,4]
R&T Acquisitions, LLC	Revolver	0.50%			8/31/2029	USD	2,308,228	(69,247)	(26,402)	[1,2,3,6]
R&T Acquisitions, LLC	Delayed Draw	1.00%			8/31/2030	USD	5,770,569	(86,559)	(66,004)	[1,2,3,6]
R&T Acquisitions, LLC	First Lien Term Loan	10.26%	SOFR	575	8/31/2030	USD	15,311,244	14,910,391	15,136,113	[1,3,4,6]
RFS Opco LLC	Delayed Draw	1.00%			4/4/2031	USD	3,685,905	(27,474)	(27,644)	[1,2,3,6]
Rialto Management Group, LLC	First Lien Term Loan	9.53%	SOFR	500	12/5/2030	USD	4,418,707	4,374,908	4,374,520	[1,3,4,6]
Rialto Management Group, LLC	Revolver	0.50%			12/5/2030	USD	158,565	(1,566)	(1,586)	[1,2,3,6]
RSC Acquisition, Inc.	Revolver	0.50%			11/1/2029	USD	8,690,548	(32,590)	-	[1,2,3,6]
RSC Insurance Brokerage, Inc.	First Lien Term Loan	9.34%	SOFR	475	11/1/2026	USD	1,665,792	1,632,934	1,665,792	[1,3,4,6]
RSC Insurance Brokerage, Inc.	Delayed Draw	1.00%			11/1/2029	USD	12,600,000	(29,774)	-	[1,2,3,6]
RSC Insurance Brokerage, Inc.	Revolver	0.50%			11/1/2029	USD	1,400,000	(3,308)	-	[1,2,3,6]
Russell Investments US Institutional Holdco, Inc.	First Lien Term Loan	11.09%, 1.50% PIK	SOFR	500	4/4/2031	USD	10,446,396	10,158,437	10,025,928	[1,4,8]
RWA Wealth Partners, LLC	Delayed Draw	9.19%	SOFR	475	11/15/2030	USD	71,870	71,161	71,175	[1,3,4,6]
RWA Wealth Partners, LLC	Delayed Draw	9.10%	SOFR	475	11/15/2030	USD	40,247	39,849	39,858	[1,3,4,6]
RWA Wealth Partners, LLC	Delayed Draw	1.00%			11/15/2030	USD	1,684,630	(16,668)	(16,297)	[1,2,3,6]
RWA Wealth Partners, LLC	First Lien Term Loan	9.27%	SOFR	475	11/15/2030	USD	2,227,966	2,206,033	2,206,413	[1,3,4,6]
RWA Wealth Partners, LLC	Revolver	0.50%			11/15/2030	USD	529,926	(5,187)	(5,126)	[1,2,3,6]
SG Acquisition, Inc.	First Lien Term Loan	9.06%	SOFR	475	1/27/2027	USD	10,607,979	10,450,342	10,607,979	[1,3,4]
SG Acquisition, Inc.	First Lien Term Loan	9.06%	SOFR	475	4/3/2030	USD	47,868,767	47,434,160	47,868,767	[1,3,4]
SG Acquisition, Inc.	Revolver	0.50%			4/3/2030	USD	3,643,725	(31,977)	-	[1,2,3]
SIB Corp.	Delayed Draw	8.74%	CDOR	525	4/24/2028	CAD	6,043,875	1,775,931	1,588,560	[1,3,4,5,7]
SIB Corp.	First Lien Term Loan	8.74%	CDOR	525	4/24/2028	CAD	13,078,622	9,402,496	9,001,393	[1,3,4,5]
SIB Corp.	Revolver	0.50%			4/24/2028	CAD	294,464	(3,126)	(12,256)	[1,2,3,5]
Simplicity Financial Marketing Holdings, Inc.	Delayed Draw	10.36%	SOFR	600	12/2/2026	USD	28,590,075	8,335,993	8,408,675	[1,3,4,7]
Simplicity Financial Marketing Holdings, Inc.	Revolver	0.50%			12/2/2026	USD	1,388,467	(19,150)	(19,356)	[1,2,3]
Superior Insurance Partners LLC	Delayed Draw	9.51%	SOFR	500	10/25/2029	USD	3,953,850	463,195	460,364	[1,3,4,7]
Superior Insurance Partners LLC	Delayed Draw	9.33%	SOFR	500	10/25/2029	USD	30,650	30,059	30,037	[1,3,4]
Superior Insurance Partners LLC	First Lien Term Loan	9.63%	SOFR	500	10/25/2029	USD	2,452,000	2,404,337	2,402,960	[1,3,4]
Superior Insurance Partners LLC	Revolver	0.50%			10/25/2029	USD	352,000	(6,782)	(7,040)	[1,2,3]
The Ultimus Group Midco, LLC	Revolver	0.50%			3/7/2030	USD	3,515,654	(30,716)	-	[1,2,3,6]
The Ultimus Group Midco, LLC	Delayed Draw	1.00%			3/7/2031	USD	4,820,114	(45,632)	-	[1,2,3,6]
The Ultimus Group Midco, LLC	First Lien Term Loan	9.68%	SOFR	525	3/7/2031	USD	32,310,187	32,011,711	32,310,187	[1,3,4,6]
THG Acquisition, LLC	Delayed Draw	1.00%			10/31/2031	USD	12,362,768	(122,143)	(121,864)	[1,2,3]
THG Acquisition, LLC	Delayed Draw	1.00%			10/31/2031	USD	2,957,516	(29,344)	(29,153)	[1,2,3,6]
THG Acquisition, LLC	First Lien Term Loan	9.11%	SOFR	475	10/31/2031	USD	55,455,847	54,910,709	54,909,200	[1,3,4]
THG Acquisition, LLC	First Lien Term Loan	9.11%	SOFR	475	10/31/2031	USD	13,266,571	13,135,386	13,135,798	[1,3,4,6]
THG Acquisition, LLC	Revolver	9.28%	SOFR	475	10/31/2031	USD	33,800	33,467	33,467	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
THG Acquisition, LLC	Revolver	9.28%	SOFR	475	10/31/2031	USD	141,289	$139,906	$139,896	[1,3,4]
THG Acquisition, LLC	Revolver	9.09%	SOFR	475	10/31/2031	USD	1,444,957	61,827	61,807	[1,3,4,6,7]
THG Acquisition, LLC	Revolver	9.09%	SOFR	475	10/31/2031	USD	6,040,096	258,945	258,360	[1,3,4,7]
Turbo Buyer, Inc.	Delayed Draw	10.48%	SOFR	600	12/2/2025	USD	5,778,646	5,639,052	5,532,640	[1,3,4]
Turbo Buyer, Inc.	First Lien Term Loan	10.48%	SOFR	600	12/2/2025	USD	4,109,394	4,086,610	3,934,451	[1,3,4]
Unison Risk Advisors Inc.	Revolver	0.50%			10/17/2030	USD	1,031,766	(9,965)	(9,770)	[1,2,3]
Unison Risk Advisors Inc.	Delayed Draw	1.00%			10/17/2031	USD	2,614,496	(25,679)	(24,757)	[1,2,3]
Unison Risk Advisors Inc.	First Lien Term Loan	9.13%	SOFR	475	10/17/2031	USD	5,425,148	5,372,037	5,373,777	[1,3,4]
Unison Risk Advisors Inc.	Revolver	0.50%			10/17/2030	USD	2,500,000	(24,387)	(23,673)	[1,2,3,6]
Unison Risk Advisors Inc.	Delayed Draw	9.15%	SOFR	475	10/17/2031	USD	8,750,000	78,529	82,146	[1,3,4,6,7]
Unison Risk Advisors Inc.	First Lien Term Loan	9.13%	SOFR	475	10/17/2031	USD	15,000,000	14,852,248	14,857,963	[1,3,4,6]
Vale Insurance Services LLC	First Lien Term Loan	9.73%	SOFR	525	12/1/2027	USD	21,959,677	21,740,081	21,959,677	[1,3,4]
Vale Insurance Services LLC	Revolver	9.72%	SOFR	525	12/1/2027	USD	2,419,355	483,871	483,871	[1,3,4,7]
Wealth Enhancement Group, LLC	Delayed Draw	9.50%	SOFR	500	10/2/2027	USD	106,322,644	90,142,657	90,850,751	[1,3,4,7]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2027	USD	4,675,676	(35,437)	-	[1,2,3]
Wealth Enhancement Group, LLC	Delayed Draw	1.00%			10/2/2028	USD	19,354,839	(96,651)	(96,774)	[1,2,3]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2028	USD	645,161	(3,221)	(3,226)	[1,2,3]
Wealth Enhancement Group, LLC	Delayed Draw	9.57%	SOFR	500	10/2/2029	USD	3,147,440	3,147,440	3,147,440	[1,3,4]
Wealth Enhancement Group, LLC	First Lien Term Loan	9.57%	SOFR	500	10/2/2029	USD	15,946,519	15,946,519	15,946,519	[1,3,4]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2029	USD	906,041	-	-	[1,2,3]
Wealth Enhancement Group, LLC	Delayed Draw	9.50%	SOFR	500	10/2/2027	USD	9,175,676	6,469,757	6,588,135	[1,3,4,6,7]
Wealth Enhancement Group, LLC	Revolver	0.50%			10/2/2027	USD	964,314	(54,327)	-	[1,2,3,6]
Wealth Enhancement Group, LLC	First Lien Term Loan	13.00% PIK			5/26/2033	USD	18,967,500	18,466,811	19,286,154	[1,3,8]
World Insurance Associates, LLC	Delayed Draw	10.33%	SOFR	600	4/3/2028	USD	32,153,023	31,548,697	32,153,023	[1,3,4]
World Insurance Associates, LLC	Delayed Draw	10.08%	SOFR	575	4/3/2028	USD	45,000,000	30,179,178	30,950,526	[1,3,4,7]
World Insurance Associates, LLC	First Lien Term Loan	11.08%	SOFR	675	4/3/2028	USD	9,483,358	9,321,650	9,483,358	[1,3,4,6]
World Insurance Associates, LLC	First Lien Term Loan	10.33%	SOFR	600	4/3/2028	USD	56,961,681	56,062,496	56,961,681	[1,3,4]
								2,910,297,584	2,924,573,952
Health Care — 14.7%
123Dentist, Inc.	Delayed Draw	11.45%	PRIME	500	8/10/2029	CAD	2,113,943	1,552,301	1,465,085	[1,3,4,5,6]
123Dentist, Inc.	Delayed Draw	10.45%	PRIME	500	8/10/2029	CAD	5,575,742	1,008,132	784,033	[1,3,4,5,7]
123Dentist, Inc.	Delayed Draw	10.45%	PRIME	500	8/10/2029	CAD	84,340	61,931	58,452	[1,3,4,5,6]
123Dentist, Inc.	Delayed Draw	1.00%			8/10/2029	CAD	1,882,022	(13,503)	(91,085)	[1,2,3,5,6]
123Dentist, Inc.	First Lien Term Loan	8.30%	CDOR	500	8/10/2029	CAD	39,461,496	29,758,769	27,349,087	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
AAH Topco, LLC	Delayed Draw	9.72%	SOFR	525	12/22/2027	USD	3,912,965	$3,854,746	$3,868,208	[1,3,4]
AAH Topco, LLC	Delayed Draw	9.71%	SOFR	525	12/22/2027	USD	28,372,857	18,666,865	18,955,314	[1,3,4,7]
AAH Topco, LLC	First Lien Term Loan	9.71%	SOFR	525	12/22/2027	USD	3,994,874	3,954,925	3,949,180	[1,3,4]
AAH Topco, LLC	Revolver	0.50%			12/22/2027	USD	423,729	(4,237)	(4,847)	[1,2,3]
AB Centers Acquisition Corporation	First Lien Term Loan	9.61%	SOFR	525	10/31/2031	USD	6,685,732	6,630,509	6,653,262	[1,3,4]
AB Centers Acquisition Corporation	Delayed Draw	9.80%	SOFR	525	7/2/2031	USD	2,719,066	146,945	173,220	[1,3,4,6,7]
AB Centers Acquisition Corporation	Delayed Draw	9.80%	SOFR	525	7/2/2031	USD	2,857,143	182,109	182,016	[1,3,4,7]
AB Centers Acquisition Corporation	First Lien Term Loan	9.84%	SOFR	525	7/2/2031	USD	14,954,864	14,740,570	14,882,234	[1,3,4,6]
AB Centers Acquisition Corporation	First Lien Term Loan	9.84%	SOFR	525	7/2/2031	USD	15,714,286	15,639,506	15,637,967	[1,3,4]
AB Centers Acquisition Corporation	First Lien Term Loan	9.61%	SOFR	525	7/2/2031	USD	2,718,255	2,704,820	2,705,053	[1,3,4,6]
AB Centers Acquisition Corporation	Revolver	0.50%			7/2/2031	USD	1,359,533	(19,100)	(6,603)	[1,2,3,6]
AB Centers Acquisition Corporation	Revolver	0.50%			7/2/2031	USD	1,428,571	(6,645)	(6,938)	[1,2,3]
AB Centers Acquisition Corporation	Delayed Draw	1.00%			9/6/2028	USD	1,704,217	-	(8,277)	[1,2,3]
AB Centers Acquisition Corporation	Revolver	0.50%			9/6/2028	USD	1,420,181	-	(6,897)	[1,2,3]
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	Delayed Draw	1.00%			12/17/2029	USD	2,464,647	(34,665)	-	[1,2,3]
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	First Lien Term Loan	10.08%	SOFR	575	12/17/2029	USD	1,750,276	1,719,463	1,750,276	[1,3,4,6]
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	First Lien Term Loan	9.83%	SOFR	550	12/17/2029	USD	18,800,691	18,109,860	18,730,568	[1,3,4]
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	Revolver	9.82%	SOFR	550	12/17/2029	USD	1,735,776	896,637	907,528	[1,3,4,7]
ACI Group Holdings, Inc.	Delayed Draw	7.21%, 3.25% PIK	SOFR	275	8/2/2028	USD	4,904,250	4,392,706	4,481,743	[1,3,4,7,8]
ACI Group Holdings, Inc.	First Lien Term Loan	7.21%, 3.25% PIK	SOFR	275	8/2/2028	USD	9,961,314	9,842,009	9,986,218	[1,3,4,8]
ADCS Clinics Intermediate Holdings, LLC	Delayed Draw	10.63%	SOFR	625	5/7/2027	USD	2,346,393	2,227,137	2,346,393	[1,3,4]
ADCS Clinics Intermediate Holdings, LLC	First Lien Term Loan	10.78%	SOFR	625	5/7/2027	USD	10,746,446	10,643,206	10,734,335	[1,3,4]
ADS Buyer, Inc.	First Lien Term Loan	9.48%	SOFR	500	12/30/2027	USD	6,377,475	6,313,700	6,377,475	[1,3,4]
ADS Buyer, Inc.	First Lien Term Loan	9.48%	SOFR	500	12/31/2026	USD	11,380,957	11,238,695	11,380,957	[1,3,4]
Advantage HCS LLC	First Lien Term Loan	9.77%	SOFR	525	11/8/2029	USD	28,428,750	27,697,359	28,345,484	[1,3,4]
Advantage HCS LLC	Revolver	13.00%	PRIME	525	11/8/2029	USD	7,500,000	7,315,804	7,478,033	[1,3,4]
Advocate RCM Acquisition Corp.	First Lien Term Loan	10.43%	SOFR	600	12/22/2026	USD	4,059,000	4,009,248	3,987,967	[1,3,4]
Advocate RCM Acquisition Corp.	Revolver	0.50%			12/22/2026	USD	521,000	(6,028)	(9,118)	[1,2,3]
Affinity Hospice Intermediate Holdings, LLC	First Lien Term Loan	9.18%	SOFR	475	12/17/2027	USD	10,984,454	10,894,883	9,649,224	[1,3,4,6]
AG-Twin Brook Healthcare	Delayed Draw	9.10%, 3.00% PIK	SOFR	425	10/2/2025	USD	7,656,233	7,505,099	7,554,712	[1,3,4,7,8]
AG-Twin Brook Healthcare	First Lien Term Loan	8.84%, 3.00% PIK	SOFR	425	10/2/2025	USD	12,205,979	12,176,258	12,136,842	[1,3,4,8]
AG-Twin Brook Healthcare	Delayed Draw	9.33%	SOFR	500	10/29/2026	USD	19,521,522	19,106,441	19,180,762	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
AG-Twin Brook Healthcare	First Lien Term Loan	10.47%	SOFR	600	12/14/2026	USD	19,400,000	$19,264,725	$19,304,465	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	9.09%, 2.50% PIK	SOFR	450	12/31/2026	USD	14,587,500	14,464,250	14,278,996	[1,3,4,6,8]
AG-Twin Brook Healthcare	First Lien Term Loan	8.85%, 4.00% PIK	SOFR	400	2/23/2027	USD	15,483,541	15,270,012	14,954,585	[1,3,4,8]
AG-Twin Brook Healthcare	First Lien Term Loan	10.84% PIK			3/5/2026	USD	6,904,635	6,875,211	1,090,523	[1,3,4,6,8]
AG-Twin Brook Healthcare	First Lien Term Loan	10.85%	SOFR	600	5/27/2026	USD	13,528,358	13,359,944	13,361,373	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	10.47%	SOFR	600	6/10/2026	USD	9,701,560	9,615,233	9,544,461	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	10.84%, 2.25% PIK	SOFR	625	7/1/2026	USD	29,092,972	29,008,189	28,053,941	[1,3,4,6,8]
AG-Twin Brook Healthcare	Delayed Draw	10.23%	SOFR	575	7/29/2027	USD	49,960,000	49,341,250	49,426,353	[1,3,4]
AG-Twin Brook Healthcare	First Lien Term Loan	9.72%	SOFR	525	8/20/2027	USD	10,996,771	10,825,563	10,891,606	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	10.35%	SOFR	575	9/22/2026	USD	24,250,000	24,094,965	24,050,537	[1,3,4,6]
AG-Twin Brook Healthcare	First Lien Term Loan	10.59%	SOFR	600	9/25/2026	USD	19,451,930	19,186,219	19,209,094	[1,3,4,6]
AHR Intermediate, Inc.	Delayed Draw	10.23%	SOFR	575	7/29/2027	USD	14,499,103	10,259,506	10,220,702	[1,3,4,7]
AHR Intermediate, Inc.	First Lien Term Loan	10.11%	SOFR	575	7/29/2027	USD	3,554,480	3,525,814	3,516,514	[1,3,4]
AHR Intermediate, Inc.	First Lien Term Loan	10.08%	SOFR	575	7/29/2027	USD	23,948,750	23,773,711	23,692,942	[1,3,4]
Alcami Corporation	Delayed Draw	11.55%	SOFR	700	12/21/2028	USD	1,908,023	1,597,016	1,688,028	[1,3,4,7]
Alcami Corporation	First Lien Term Loan	11.66%	SOFR	700	12/21/2028	USD	22,495,597	21,908,368	22,781,291	[1,3,4]
Alcami Corporation	Revolver	11.44%	SOFR	700	12/21/2028	USD	3,052,838	427,397	534,247	[1,3,4,7]
Alcresta Therapeutics, Inc.	Revolver	0.50%			3/12/2029	USD	360,750	(7,146)	(8,488)	[1,2,3]
Alcresta Therapeutics, Inc.	Delayed Draw	1.00%			3/12/2030	USD	3,667,500	(71,110)	(86,294)	[1,2,3]
Alcresta Therapeutics, Inc.	First Lien Term Loan	10.02%	SOFR	550	3/12/2030	USD	3,576,000	3,516,266	3,491,858	[1,3,4]
Alcresta Therapeutics, Inc.	Revolver	0.50%			3/12/2030	USD	360,750	(6,386)	(8,488)	[1,2,3]
Allied Benefit Systems Intermediate LLC	Delayed Draw	9.55%	SOFR	525	10/31/2030	USD	7,712,629	7,596,939	7,712,629	[1,3,4]
Allied Benefit Systems Intermediate LLC	Delayed Draw	9.55%	SOFR	525	10/31/2030	USD	1,353,093	1,334,686	1,353,093	[1,3,4,6]
Allied Benefit Systems Intermediate LLC	First Lien Term Loan	9.61%	SOFR	525	10/31/2030	USD	42,056,701	41,383,794	42,056,701	[1,3,4]
Allied Benefit Systems Intermediate LLC	First Lien Term Loan	9.61%	SOFR	525	10/31/2030	USD	7,378,415	7,280,418	7,378,415	[1,3,4,6]
American Family Care	Delayed Draw	10.43%	SOFR	600	2/28/2029	USD	795,000	57,293	53,027	[1,3,4,7]
American Family Care	First Lien Term Loan	10.43%	SOFR	600	2/28/2029	USD	2,113,977	2,052,605	2,043,582	[1,3,4]
American Family Care	Revolver	10.57%	SOFR	600	2/28/2029	USD	318,482	30,898	29,205	[1,3,4,7]
American Renal Associates Holdings, Inc.	First Lien Term Loan	10.68%	SOFR	625	1/29/2027	USD	11,700,000	11,545,915	11,516,023	[1,3,4,6]
Arrow Management Acquisition	Delayed Draw	9.32%	SOFR	475	10/14/2027	USD	20,000,000	8,857,003	9,009,799	[1,3,4,6,7]
Arrow Management Acquisition	Revolver	9.19%	SOFR	475	10/14/2027	USD	1,555,555	638,690	638,540	[1,3,4,6,7]
Ascend Plastic Surgery Partners MSO, LLC	Delayed Draw	1.00%			5/3/2029	USD	2,703,000	(47,105)	(54,060)	[1,2,3]
Ascend Plastic Surgery Partners MSO, LLC	First Lien Term Loan	9.33%	SOFR	500	5/3/2029	USD	901,000	884,852	882,980	[1,3,4]
Ascend Plastic Surgery Partners MSO, LLC	Revolver	0.50%			5/3/2029	USD	548,500	(9,543)	(10,970)	[1,2,3]
ASP Global Holdings, LLC	Delayed Draw	9.61%	SOFR	525	7/31/2029	USD	5,032,733	3,596,867	3,583,305	[1,3,4,7]
ASP Global Holdings, LLC	First Lien Term Loan	9.61%	SOFR	525	7/31/2029	USD	10,744,048	10,593,229	10,529,168	[1,3,4]
ASP Global Holdings, LLC	Revolver	9.61%	SOFR	525	7/31/2029	USD	1,713,270	541,547	536,826	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
AWC-MH Acquisition LLC	First Lien Term Loan	9.44%, 5.50% PIK	SOFR	500	6/30/2025	USD	9,577,912	$9,419,698	$7,882,621	[1,3,4,8]
AXPM Dental Management, LLC	Delayed Draw	1.00%			12/28/2027	USD	8,243,186	(89,645)	(115,074)	[1,2,3]
AXPM Dental Management, LLC	First Lien Term Loan	9.50%	SOFR	525	12/28/2027	USD	19,017,956	18,840,543	18,752,466	[1,3,4]
AXPM Dental Management, LLC	Revolver	0.50%			12/28/2027	USD	3,131,476	(34,012)	(43,716)	[1,2,3]
Bamboo US BidCo LLC	Delayed Draw	7.96%, 3.38% PIK	SOFR	338	9/29/2030	USD	1,550,472	877,276	898,282	[1,3,4,7,8]
Bamboo US BidCo LLC	Delayed Draw	7.96%, 3.38% PIK	SOFR	338	9/29/2030	USD	1,931,517	1,098,224	1,117,756	[1,3,4,6,7,8]
Bamboo US Bidco LLC	Delayed Draw	1.00%			9/29/2030	USD	10,749,880	(106,436)	(107,498)	[1,2,3]
Bamboo US BidCo LLC	First Lien Term Loan	6.43%, 3.38% PIK	EURIBOR	338	9/29/2030	EUR	6,196,579	6,377,443	6,354,478	[1,3,4,5,8]
Bamboo US Bidco LLC	First Lien Term Loan	7.96%, 3.38% PIK	SOFR	338	9/29/2030	USD	12,470,415	12,145,071	12,345,711	[1,3,4,6,8]
Bamboo US BidCo LLC	First Lien Term Loan	7.96%, 3.38% PIK	SOFR	338	9/29/2030	USD	10,142,288	9,883,899	10,040,865	[1,3,4,8]
Bamboo US Bidco LLC	Delayed Draw	1.00%			9/30/2030	USD	2,380,000	(23,654)	(23,800)	[1,2,3,6]
Bausch Receivables Funding LP	Revolver	11.32%	SOFR	665	1/28/2028	USD	12,000,000	6,820,000	6,998,489	[1,3,4,6,7]
Biocare Medical LLC	First Lien Term Loan	9.21%	SOFR	475	12/9/2027	USD	21,486,465	21,271,600	21,486,465	[1,3,4]
Biocare Medical LLC	Revolver	0.50%			12/9/2027	USD	2,777,778	-	-	[1,2,3]
Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	9.35%	SOFR	500	1/21/2031	USD	6,282,029	3,832,803	3,832,571	[1,3,4,7]
Blue Cloud Pediatric Surgery Centers, LLC	First Lien Term Loan	9.35%	SOFR	500	1/21/2031	USD	29,583,967	29,289,375	29,288,127	[1,3,4]
Blue Cloud Pediatric Surgery Centers, LLC	Revolver	0.50%			1/21/2031	USD	4,134,004	(41,104)	(41,340)	[1,2,3]
Cardiology Management Holdings, LLC	First Lien Term Loan	10.58%	SOFR	625	1/31/2029	USD	1,808,495	1,770,884	1,808,495	[1,3,4,6]
Cascade Purchaser, LLC	First Lien Term Loan	9.36%	SOFR	500	12/9/2030	USD	11,516,129	11,373,258	11,372,177	[1,3,4,6]
Cascade Purchaser, LLC	Revolver	9.36%	SOFR	500	12/9/2030	USD	403,493	398,489	398,449	[1,3,4,6]
Cascade Purchaser, LLC	Revolver	9.28%	SOFR	500	12/9/2030	USD	154,234	152,325	152,306	[1,3,4,6]
Cascade Purchaser, LLC	Revolver	0.50%			12/9/2030	USD	676,144	(8,365)	(8,452)	[1,2,3,6]
CDL Parent, Inc.	First Lien Term Loan	9.46%	SOFR	500	12/7/2027	USD	4,408,067	4,343,950	4,342,571	[1,3,4,6]
CDL Parent, Inc.	Revolver	9.44%	SOFR	500	12/7/2027	USD	251,889	36,658	36,559	[1,3,4,6,7]
Coding Solutions Acquisition, Inc.	Delayed Draw	9.43%	SOFR	500	8/7/2031	USD	12,264,726	6,486,717	6,613,417	[1,3,4,7]
Coding Solutions Acquisition, Inc.	First Lien Term Loan	9.25%	SOFR	500	8/7/2031	USD	30,085,792	29,662,656	29,960,094	[1,3,4]
Coding Solutions Acquisition, Inc.	Revolver	9.43%	SOFR	500	8/7/2031	USD	229,993	226,706	227,305	[1,3,4]
Coding Solutions Acquisition, Inc.	Revolver	9.33%	SOFR	500	8/7/2031	USD	1,379,955	1,360,372	1,363,832	[1,3,4]
Coding Solutions Acquisition, Inc.	Revolver	9.28%	SOFR	500	8/7/2031	USD	1,073,298	1,058,056	1,060,758	[1,3,4]
Coding Solutions Acquisition, Inc.	Revolver	0.50%			8/7/2031	USD	383,321	301,560	302,506	[1,3,7]
Color Intermediate, LLC	First Lien Term Loan	9.18%	SOFR	475	10/4/2029	USD	40,386,281	39,775,760	40,332,681	[1,3,4]
Community Medical Acquisition Corp.	Revolver	9.23%	SOFR	475	12/15/2027	USD	3,683,963	3,624,046	3,582,722	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Community Medical Acquisition Corp.	First Lien Term Loan	9.57%	SOFR	475	12/15/2028	USD	25,513,229	$25,156,576	$24,966,000	[1,3,4]
ComPsych Investment Corp.	Delayed Draw	1.00%			7/22/2031	USD	22,000,000	(106,580)	3,035	[1,2,3]
ComPsych Investment Corp.	First Lien Term Loan	9.38%	SOFR	475	7/22/2031	USD	62,131,852	61,834,819	62,057,760	[1,3,4]
Confluent Health, LLC	First Lien Term Loan	11.86%	SOFR	750	11/30/2028	USD	16,885,855	15,961,617	16,587,909	[1,3,4]
Connect America.com, LLC	First Lien Term Loan	9.83%	SOFR	550	10/11/2029	USD	15,000,000	14,760,012	14,751,688	[1,3,4]
Continental Buyer, Inc.	Delayed Draw	1.00%			4/2/2031	USD	5,095,541	(72,478)	-	[1,2,3]
Continental Buyer, Inc.	Delayed Draw	1.00%			4/2/2031	USD	12,738,854	(181,956)	-	[1,2,3,6]
Continental Buyer, Inc.	First Lien Term Loan	9.50%	SOFR	525	4/2/2031	USD	12,993,631	12,813,407	12,993,631	[1,3,4]
Continental Buyer, Inc.	First Lien Term Loan	9.50%	SOFR	525	4/2/2031	USD	32,484,076	32,030,354	32,484,076	[1,3,4,6]
Continental Buyer, Inc.	Revolver	9.58%	SOFR	525	4/2/2031	USD	1,910,828	(19,290)	6,369	[1,3,4,7]
Continental Buyer, Inc.	Revolver	9.58%	SOFR	525	4/2/2031	USD	4,777,070	(1,042)	63,694	[1,3,4,6,7]
CORA Health Holdings Corp.	Delayed Draw	10.74%	ARR CSA	575	6/15/2027	USD	228,025	199,527	216,857	[1,3,4]
CORA Health Holdings Corp.	First Lien Term Loan	10.74% PIK	ARR CSA		6/15/2027	USD	13,603,123	13,468,961	12,936,864	[1,3,4,8]
CORA Health Holdings Corp.	Revolver	10.74%	ARR CSA	575	6/15/2027	USD	769,231	249,967	212,324	[1,3,4,7]
CORDENTAL Group Management, LLC	Delayed Draw	10.72%	SOFR	625	5/31/2026	USD	1,215,000	1,191,411	1,182,748	[1,3,4,7]
CORDENTAL Group Management, LLC	First Lien Term Loan	10.72%	SOFR	625	5/31/2026	USD	1,878,078	1,856,941	1,844,500	[1,3,4]
CORDENTAL Group Management, LLC	Revolver	0.50%			5/31/2026	USD	359,500	(3,827)	(6,427)	[1,2,3]
CPC/Cirtec Holdings, Inc.	First Lien Term Loan	9.11%	ARR	475	1/30/2029	USD	8,899,160	8,629,079	8,866,859	[1,3,4]
CPC/Cirtec Holdings, Inc.	Revolver	11.07%	ARR	625	10/31/2028	USD	1,033,592	641,975	668,083	[1,3,4,7]
CPC/Cirtec Holdings, Inc.	Revolver	0.50%			10/31/2028	USD	105,085	(949)	(381)	[1,2,3,6]
CPF Dental, LLC	Delayed Draw	9.59%, 4.25% PIK	SOFR	500	9/30/2025	USD	13,142,510	12,737,308	13,104,016	[1,3,4,6,8]
CPF Dental, LLC	First Lien Term Loan	9.78%, 4.25% PIK	SOFR	500	9/30/2025	USD	5,528,019	5,520,212	5,511,828	[1,3,4,6,8]
Cradle Lux Bidco S.A.R.L.	Delayed Draw	1.00%			11/27/2031	USD	316,947	(3,127)	(3,169)	[1,2,3,6]
Cradle Lux Bidco S.A.R.L.	First Lien Term Loan	9.94%	SOFR	550	11/27/2031	USD	232,425	227,820	227,776	[1,3,4,6]
Cradle Lux Bidco S.A.R.L.	First Lien Term Loan	8.28%	EURIBOR	550	11/27/2031	EUR	631,416	653,897	640,965	[1,3,4,5,6]
Creek Parent, Inc.	First Lien Term Loan	9.63%	SOFR	525	12/18/2031	USD	34,209,217	33,612,748	33,610,555	[1,3,4,6]
Creek Parent, Inc.	First Lien Term Loan	9.63%	SOFR	525	12/18/2031	USD	153,107,143	150,597,811	150,427,768	[1,3,4]
Creek Parent, Inc.	Revolver	0.50%			12/18/2031	USD	1,355,999	(23,603)	(23,730)	[1,2,3,6]
Creek Parent, Inc.	Revolver	0.50%			12/18/2031	USD	21,892,857	(358,276)	(383,125)	[1,2,3]
Crossroads Holding, LLC	First Lien Term Loan	9.70%, 1.00% PIK	SOFR	525	12/23/2027	USD	14,029,010	13,926,374	11,867,262	[1,3,4,6,8]
CVP Holdco, Inc.	Delayed Draw	1.00%			6/28/2030	USD	5,882,852	(56,642)	(25,306)	[1,2,3,6]
CVP Holdco, Inc.	First Lien Term Loan	9.11%	SOFR	475	6/28/2030	USD	22,158,744	21,949,728	21,952,552	[1,3,4,6]
CVP Holdco, Inc.	Revolver	0.50%			6/28/2030	USD	2,353,141	(21,767)	(21,896)	[1,2,3,6]
DCA Investment Holding, LLC	Delayed Draw	10.73%	SOFR	641	4/3/2028	USD	3,865,729	3,810,986	3,781,344	[1,3,4,6]
DCA Investment Holding, LLC	First Lien Term Loan	10.73%	SOFR	641	4/3/2028	USD	15,482,873	15,347,029	15,144,898	[1,3,4,6]
DCA Investment Holding, LLC	First Lien Term Loan	10.73%	SOFR	641	4/3/2028	USD	21,353	21,077	20,887	[1,3,4]
Deca Dental Holdings, LLC	Delayed Draw	10.18%	SOFR	575	8/26/2028	USD	1,437,037	1,375,963	1,419,593	[1,3,4]
Deca Dental Holdings, LLC	First Lien Term Loan	10.18%	SOFR	575	8/26/2028	USD	13,651,852	12,903,378	13,486,134	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Deca Dental Holdings, LLC	Revolver	10.18%	SOFR	575	8/26/2028	USD	1,111,111	$1,110,542	$1,097,624	[1,3,4]
Dental365 LLC	Revolver	0.50%			5/5/2028	USD	627,889	(3,015)	1,570	[1,2,3,6]
Dental365 LLC	Delayed Draw	9.61%	SOFR	525	8/5/2028	USD	2,298,763	1,231,064	1,240,118	[1,3,4,6,7]
Dental365 LLC	Delayed Draw	9.59%	SOFR	525	8/5/2028	USD	339,520	339,248	340,368	[1,3,4,6]
Dental365 LLC	First Lien Term Loan	9.61%	SOFR	525	8/5/2028	USD	1,733,827	1,729,748	1,738,162	[1,3,4,6]
Dentive Capital, LLC	Delayed Draw	11.08%	SOFR	675	12/23/2028	USD	5,727,994	3,007,930	3,110,893	[1,3,4,7]
Dermatopathology Laboratory of Central States, LLC	First Lien Term Loan	10.19%	SOFR	575	6/1/2028	USD	16,948,588	16,758,290	16,873,497	[1,3,4]
Dermatopathology Laboratory of Central States, LLC	Revolver	0.50%			6/1/2028	USD	1,612,903	(22,580)	(7,146)	[1,2,3]
DSH Merger Sub, Inc.	First Lien Term Loan	9.90%	SOFR	540	3/15/2027	USD	3,835,876	3,807,743	3,807,107	[1,3,4]
Edifecs, Inc.	First Lien Term Loan	9.33%	SOFR	500	11/20/2028	USD	25,045,333	24,692,545	25,408,490	[1,3,4]
Emerge Intermediate, Inc.	Delayed Draw	10.77%	SOFR	625	2/26/2026	USD	123,645	122,580	121,442	[1,3,4]
Emerge Intermediate, Inc.	First Lien Term Loan	10.77%	SOFR	625	2/26/2026	USD	12,245,909	12,138,076	12,027,725	[1,3,4]
Emerge Intermediate, Inc.	Revolver	10.77%	SOFR	625	2/26/2026	USD	1,860,000	1,844,629	1,826,862	[1,3,4]
Emergency Care Partners, LLC	Delayed Draw	1.00%			10/18/2027	USD	5,720,414	(77,522)	(90,276)	[1,2,3]
Emergency Care Partners, LLC	First Lien Term Loan	10.13%	SOFR	550	10/18/2027	USD	20,250,006	20,020,338	19,930,436	[1,3,4]
Emergency Care Partners, LLC	Revolver	0.50%			10/18/2027	USD	2,092,020	(28,337)	(33,014)	[1,2,3]
Emmes Blocker, Inc.	Delayed Draw	10.03%	SOFR	575	7/7/2028	USD	11,111,974	10,889,507	11,111,974	[1,3,4,6]
Emmes Blocker, Inc.	Delayed Draw	10.03%	SOFR	575	7/7/2028	USD	5,420,122	5,312,006	5,420,122	[1,3,4]
Emmes Blocker, Inc.	First Lien Term Loan	10.03%	SOFR	575	7/7/2028	USD	8,087,652	7,979,884	8,087,652	[1,3,4]
Endodontic Practice Partners LLC	Delayed Draw	10.62%	SOFR	575	11/2/2027	USD	153,170	151,416	150,812	[1,3,4]
Endodontic Practice Partners LLC	Delayed Draw	10.41%	SOFR	575	11/2/2027	USD	765,850	757,159	754,056	[1,3,4]
Endodontic Practice Partners LLC	Delayed Draw	1.00%			11/2/2027	USD	2,684,980	(30,469)	(41,348)	[1,2,3]
ENT MSO LLC	Delayed Draw	11.62%	SOFR	700	12/31/2025	USD	6,606,083	6,341,059	6,606,083	[1,3,4,6]
ENT MSO LLC	Delayed Draw	10.87%	SOFR	625	12/31/2025	USD	4,786,239	2,365,535	2,419,695	[1,3,4,6,7]
ENT MSO LLC	Revolver	11.12%	SOFR	650	12/31/2025	USD	958,115	828,244	838,351	[1,3,4,6,7]
ERC Holdings, LLC	Revolver	7.85%, 3.25% PIK	SOFR	300	11/10/2027	USD	1,422,986	1,075,057	381,351	[1,3,4,7,8]
ERC Holdings, LLC	Revolver	7.85%, 3.25% PIK	SOFR	300	11/10/2027	USD	6,657,924	5,026,320	1,780,582	[1,3,4,6,7,8]
ERC Holdings, LLC	First Lien Term Loan	7.59%, 3.25% PIK	SOFR	300	11/10/2028	USD	15,785,245	15,619,519	8,089,938	[1,3,4,8]
Evolent Health LLC	Delayed Draw	1.00%			12/6/2029	USD	5,961,685	(118,405)	(119,233)	[1,2,3,6]
Evolent Health LLC	Revolver	8.74%	SOFR	400	12/6/2029	USD	1,000	790	790	[1,3,4,6,7]
Exactcare Parent, Inc.	First Lien Term Loan	10.03%	SOFR	550	11/3/2029	USD	9,419,877	9,198,319	9,391,344	[1,3,4]
Exactcare Parent, Inc.	Revolver	0.50%			11/3/2029	USD	1,032,787	(23,024)	(3,128)	[1,2,3]
FC Compassus, LLC	Delayed Draw	1.00%			11/26/2030	USD	2,377,215	(35,372)	(17,829)	[1,2,3]
FC Compassus, LLC	First Lien Term Loan	10.02%	SOFR	550	11/26/2030	USD	21,607,991	21,287,642	21,283,871	[1,3,4]
FH DMI Buyer, Inc.	Delayed Draw	1.00%			10/11/2030	USD	3,055,096	(44,141)	(43,901)	[1,2,3]
FH DMI Buyer, Inc.	First Lien Term Loan	9.33%	SOFR	500	10/11/2030	USD	5,499,172	5,418,922	5,420,149	[1,3,4]
FH DMI Buyer, Inc.	Revolver	0.50%			10/11/2030	USD	916,529	(13,242)	(13,170)	[1,2,3]
FH MD Buyer, Inc.	First Lien Term Loan	9.47%	SOFR	511	7/22/2028	USD	14,550,000	14,404,500	14,414,164	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Financiere N	First Lien Term Loan	8.93%	SOFR	450	1/22/2029	USD	37,500,000	$37,500,000	$37,500,000	[1,3,4]
Financiere N	Delayed Draw	9.58%	SOFR	525	12/15/2030	USD	32,847,040	15,016,542	15,792,226	[1,3,4,7]
FinThrive Software Intermediate Holdings, Inc.	Second Lien Term Loan	11.24%	SOFR	675	12/15/2028	USD	4,900,000	4,900,000	4,900,000	[1,3,4]
FinThrive Software Intermediate Holdings, Inc.	Second Lien Term Loan	8.49%	SOFR	400	12/17/2029	USD	11,500,000	11,500,000	11,500,000	[1,3,4]
Fortis Life Sciences, LLC	First Lien Term Loan	9.94%	SOFR	525	9/17/2027	USD	18,230,505	18,023,647	16,060,096	[1,3,4]
Fortis Life Sciences, LLC	Revolver	9.94%	SOFR	525	9/17/2027	USD	2,438,266	2,438,266	2,147,982	[1,3,4]
FYI Optical Acquisitions, Inc. & FYI USA Inc.	Delayed Draw	10.37%	CDOR	575	3/4/2027	CAD	36,758,217	28,142,541	25,570,934	[1,3,4,5]
Fyzical Buyer, LLC	First Lien Term Loan	9.61%	SOFR	525	6/26/2028	USD	2,484,000	2,448,457	2,444,256	[1,3,4]
Fyzical Buyer, LLC	Revolver	9.61%	SOFR	525	6/26/2028	USD	354,000	133,087	132,396	[1,3,4,7]
Geriatric Medical & Surgical Supply, LLC	First Lien Term Loan	10.33%	SOFR	550	6/21/2027	USD	2,515,050	2,482,760	2,477,324	[1,3,4]
GHX Ultimate Parent Corporation	First Lien Term Loan	9.08%	SOFR	475	12/27/2031	USD	54,043,492	53,503,783	53,503,057	[1,3,4,6]
GHX Ultimate Parent Corporation	Revolver	0.50%			12/27/2031	USD	4,956,507	(49,470)	(49,565)	[1,2,3,6]
GSV Holding, LLC	First Lien Term Loan	9.88%	SOFR	525	10/18/2030	USD	46,294,372	45,841,804	45,856,006	[1,3,4]
GSV Holding, LLC	First Lien Term Loan	9.88%	SOFR	525	10/18/2030	USD	35,805,510	35,453,896	35,466,464	[1,3,4,6]
GSV Holding, LLC	Revolver	0.50%			10/18/2030	USD	1,602,036	(15,628)	(15,170)	[1,2,3,6]
Gula Buyer Inc.	First Lien Term Loan	9.74%	SOFR	500	10/25/2031	USD	17,816,106	17,596,696	17,602,839	[1,3,4,6]
Gula Buyer Inc.	First Lien Term Loan	9.55%	SOFR	500	10/25/2031	USD	5,240,964	5,176,649	5,178,227	[1,3,4,6]
H2 Holdco, Inc.	Delayed Draw	10.59%	SOFR	600	5/5/2028	USD	2,484,000	1,541,480	1,536,634	[1,3,4,7]
Healthspan Buyer, LLC	First Lien Term Loan	9.58%	SOFR	525	10/16/2030	USD	25,000,000	24,878,481	24,892,458	[1,3,4]
HEC Purchaser Corp.	First Lien Term Loan	9.75%	SOFR	550	6/17/2029	USD	13,183,868	12,868,242	12,790,132	[1,3,4]
HEC Purchaser Corp.	Revolver	10.19%	SOFR	550	6/17/2029	USD	246,298	239,865	238,942	[1,3,4]
HEC Purchaser Corp.	Revolver	9.86%	SOFR	550	6/17/2029	USD	820,994	799,740	796,476	[1,3,4]
HEC Purchaser Corp.	Revolver	9.83%	SOFR	550	6/17/2029	USD	985,194	179,904	175,826	[1,3,4,7]
Helium Acquirer Corporation	Delayed Draw	11.42%	SOFR	700	1/5/2029	USD	9,818,480	9,573,224	9,774,978	[1,3,4]
Helium Acquirer Corporation	First Lien Term Loan	11.42%	SOFR	700	1/5/2029	USD	10,768,263	10,526,952	10,720,554	[1,3,4]
Helium Acquirer Corporation	First Lien Term Loan	10.92%	SOFR	650	1/5/2029	USD	1,454,348	1,415,035	1,416,748	[1,3,4]
Helium Acquirer Corporation	Revolver	11.42%	SOFR	700	1/5/2029	USD	1,656,810	497,043	489,702	[1,3,4,7]
HemaSource, Inc.	First Lien Term Loan	9.11%	SOFR	475	8/31/2029	USD	22,375,000	21,859,378	22,367,703	[1,3,4]
HemaSource, Inc.	Revolver	0.50%			8/31/2029	USD	4,125,000	-	(1,345)	[1,2,3]
HPS Health Care	Delayed Draw	21.25%	PRIME	975	10/27/2025	USD	271,493	267,606	90,787	[1,3,4,6]
HT Intermediary III, Inc.	Delayed Draw	1.00%			11/12/2030	USD	285,714	(2,825)	(2,857)	[1,2,3]
HT Intermediary III, Inc.	Delayed Draw	1.00%			11/12/2030	USD	3,563,636	(35,426)	(35,636)	[1,2,3,6]
HT Intermediary III, Inc.	First Lien Term Loan	9.20%	SOFR	475	11/12/2030	USD	14,700,000	14,554,286	14,553,000	[1,3,4,6]
HT Intermediary III, Inc.	First Lien Term Loan	9.05%	SOFR	475	11/12/2030	USD	1,178,571	1,166,984	1,166,786	[1,3,4]
HT Intermediary III, Inc.	Revolver	9.23%	SOFR	475	11/12/2030	USD	10,714	10,609	10,607	[1,3,4]
HT Intermediary III, Inc.	Revolver	9.20%	SOFR	475	11/12/2030	USD	96,428	2,628	2,607	[1,3,4,7]
HT Intermediary III, Inc.	Revolver	9.20%	SOFR	475	11/12/2030	USD	1,336,363	31,339	31,182	[1,3,4,6,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Indigo Buyer, Inc.	Delayed Draw	1.00%			11/21/2031	USD	711,335	$(10,585)	$(10,555)	[1,2,3]
Indigo Purchaser, Inc.	First Lien Term Loan	9.33%	SOFR	500	11/21/2031	USD	3,129,872	3,083,437	3,083,431	[1,3,4]
IvyRehab Intermediate II, LLC	Revolver	9.16%	SOFR	475	4/21/2028	USD	3,530,702	2,475,457	2,486,842	[1,3,4,7]
IvyRehab Intermediate II, LLC	Delayed Draw	10.12%	SOFR	550	4/21/2029	USD	49,938,750	25,467,251	26,328,750	[1,3,4,7]
IvyRehab Intermediate II, LLC	Delayed Draw	9.41%	SOFR	500	4/21/2029	USD	7,536,417	7,461,806	7,536,417	[1,3,4]
IvyRehab Intermediate II, LLC	First Lien Term Loan	9.41%	SOFR	500	4/21/2029	USD	22,958,388	22,728,804	22,958,388	[1,3,4]
IvyRehab Intermediate II, LLC	Delayed Draw	1.00%			9/20/2031	USD	15,000,000	(220,518)	(210,340)	[1,2,3]
Jon Bidco Limited	First Lien Term Loan	8.74%	BKBM	450	3/18/2027	NZD	6,300,000	3,886,871	3,524,870	[1,3,4,5]
KabaFusion Parent LLC	First Lien Term Loan	9.33%	SOFR	500	11/22/2031	USD	2,500,000	2,475,273	2,475,000	[1,3,4]
KabaFusion Parent LLC	Revolver	0.50%			11/22/2031	USD	250,000	(2,461)	(2,500)	[1,2,3]
KabaFusion Parent LLC	First Lien Term Loan	9.36%	SOFR	500	11/24/2031	USD	20,000,000	19,801,425	19,800,000	[1,3,4,6]
KabaFusion Parent LLC	Revolver	0.50%			11/24/2031	USD	2,500,000	(24,748)	(25,000)	[1,2,3,6]
KWOL Acquisition, Inc.	First Lien Term Loan	9.08%	SOFR	475	12/12/2029	USD	22,996,365	22,495,570	22,905,989	[1,3,4]
KWOL Acquisition, Inc.	Revolver	10.58%	SOFR	625	12/12/2029	USD	3,138,075	719,381	662,235	[1,3,4,7]
KWOL Acquisition, Inc.	First Lien Term Loan	9.08%	SOFR	475	7/30/2029	USD	5,868,994	5,737,461	5,845,929	[1,3,4]
KWOL Acquisition, Inc.	Revolver	0.50%			7/30/2029	USD	800,881	-	(31,208)	[1,2,3]
Life Science Intermediate Holdings, LLC	Delayed Draw	10.20%	SONIA	550	6/10/2027	GBP	7,374,930	8,603,375	9,107,954	[1,3,4,5]
Life Science Intermediate Holdings, LLC	Delayed Draw	10.19%	SOFR	560	6/10/2027	USD	27,274,384	22,971,543	23,026,420	[1,3,4,7]
Life Science Intermediate Holdings, LLC	Delayed Draw	8.36%	EURIBOR	550	6/10/2027	EUR	5,915,973	6,161,935	6,045,328	[1,3,4,5]
Life Science Intermediate Holdings, LLC	First Lien Term Loan	10.19%	SOFR	560	6/10/2027	USD	2,834,109	2,803,336	2,795,873	[1,3,4]
Life Science Intermediate Holdings, LLC	Revolver	10.19%	SOFR	560	6/10/2027	USD	1,806,360	1,794,619	1,781,990	[1,3,4]
Limpio Bidco GMBH	First Lien Term Loan	8.25%	EURIBOR	520	10/31/2030	EUR	12,101,044	12,436,967	12,699,138	[1,3,4,5]
LivTech Purchaser, Inc.	Delayed Draw	1.00%			11/22/2031	USD	1,055,013	(10,470)	(10,400)	[1,2,3,6]
LivTech Purchaser, Inc.	First Lien Term Loan	9.01%	SOFR	450	11/22/2031	USD	923,136	914,005	914,036	[1,3,4,6]
LivTech Purchaser, Inc.	Revolver	0.50%			11/22/2031	USD	274,865	(2,706)	(2,709)	[1,2,3,6]
MB2 Dental Solutions, LLC	Delayed Draw	9.86%	SOFR	550	1/29/2027	USD	6,695,160	2,361,722	2,338,754	[1,3,4,6,7]
MB2 Dental Solutions, LLC	First Lien Term Loan	9.86%	SOFR	550	1/29/2027	USD	12,024,339	11,926,233	11,910,972	[1,3,4,6]
MB2 Dental Solutions, LLC	Revolver	9.86%	SOFR	550	1/29/2027	USD	836,896	164,457	167,857	[1,3,4,6,7]
MB2 Dental Solutions, LLC	Delayed Draw	10.02%	SOFR	550	2/13/2031	USD	6,376,581	6,251,155	6,316,462	[1,3,4]
MB2 Dental Solutions, LLC	Delayed Draw	9.86%	SOFR	550	2/13/2031	USD	26,579,950	4,062,520	4,013,767	[1,3,4,7]
MB2 Dental Solutions, LLC	First Lien Term Loan	9.86%	SOFR	550	2/13/2031	USD	22,776,583	22,692,709	22,561,842	[1,3,4]
MB2 Dental Solutions, LLC	Revolver	9.86%	SOFR	550	2/13/2031	USD	3,697,055	2,249,241	2,241,178	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
MedMark Services, Inc.	Delayed Draw	9.59%	SOFR	500	6/11/2027	USD	6,000,557	$5,980,937	$6,000,556	[1,3,4]
MedMark Services, Inc.	First Lien Term Loan	9.59%	SOFR	500	6/11/2027	USD	7,752,500	7,674,975	7,752,500	[1,3,4]
Millstone Medical Outsourcing, LLC	First Lien Term Loan	9.40%	SOFR	475	12/15/2027	USD	12,981,132	12,889,320	12,889,883	[1,3,4,6]
Millstone Medical Outsourcing, LLC	Revolver	0.50%			12/15/2027	USD	3,018,868	(21,147)	(21,221)	[1,2,3,6]
Mist Holding Co.	Delayed Draw	1.00%			12/23/2030	USD	4,617,897	(46,084)	(46,179)	[1,2,3]
Mist Holding Co.	First Lien Term Loan	9.34%	SOFR	500	12/23/2030	USD	5,711,375	5,654,435	5,654,262	[1,3,4]
Mist Holding Co.	Revolver	9.34%	SOFR	500	12/23/2030	USD	1,424,727	341,989	341,935	[1,3,4,7]
MN Acquisition, Inc.	First Lien Term Loan	6.86%, 3.75% PIK	SOFR	225	8/25/2028	USD	19,806,018	19,531,614	13,433,007	[1,3,4,8]
MN Acquisition, Inc.	Revolver	6.86%, 3.75% PIK	SOFR	225	8/25/2028	USD	2,500,147	1,774,519	970,043	[1,3,4,7,8]
Myorthos Management, LLC	Revolver	0.50%			1/15/2025	USD	286,982	-	-	[1,2,3,6]
Myorthos Management, LLC	Revolver	9.88%	SOFR	550	10/31/2024	USD	5,857	5,857	5,857	[1,3,4,6]
Myorthos Management, LLC	Delayed Draw	9.85%	SOFR	550	11/1/2027	USD	8,926,793	8,835,372	3,816,204	[1,3,4,6]
Myorthos Management, LLC	First Lien Term Loan	9.85%	SOFR	550	11/1/2027	USD	4,832,078	4,795,838	2,065,713	[1,3,4,6]
National Dentex Labs LLC	Delayed Draw	12.48%	SOFR	800	4/3/2026	USD	3,812,960	3,725,887	3,589,599	[1,3,4]
National Dentex Labs LLC	Delayed Draw	12.46%	SOFR	800	4/3/2026	USD	344,829	221,152	210,711	[1,3,4,7]
National Dentex Labs, LLC	First Lien Term Loan	12.48%	SOFR	800	4/3/2026	USD	7,119,965	7,072,222	6,700,281	[1,3,4]
National Dentex Labs, LLC	Revolver	11.48%	SOFR	700	4/3/2026	USD	919,540	809,195	752,928	[1,3,4,7]
Nephron Pharmaceuticals Corporation	First Lien Term Loan	20.00% PIK			9/11/2026	USD	1,744,383	1,744,383	2,044,417	[1,3,8]
Nephron Pharmaceuticals Corporation	First Lien Term Loan	15.75%	SOFR	1100	9/11/2026	USD	29,392,525	28,835,763	27,026,067	[1,3,4]
Net Health Acquisition Corp	First Lien Term Loan	9.11%	SOFR	475	7/4/2031	USD	23,794,843	23,567,733	23,708,476	[1,3,4,6]
Net Health Acquisition Corp	Revolver	9.34%	SOFR	500	7/4/2031	USD	3,531,390	531,954	552,205	[1,3,4,6,7]
Netsmart Technologies, Inc.	Delayed Draw	1.00%			8/23/2031	USD	12,374,078	(120,886)	(123,741)	[1,2,3]
Netsmart Technologies, Inc.	First Lien Term Loan	6.86%, 2.70% PIK	SOFR	250	8/23/2031	USD	92,632,268	91,737,534	91,705,945	[1,3,4,8]
Netsmart Technologies, Inc.	Revolver	0.50%			8/23/2031	USD	12,621,778	(120,389)	(126,218)	[1,2,3]
Next HoldCo, LLC	Revolver	0.50%			11/9/2029	USD	7,114,625	(86,697)	-	[1,2,3]
Next HoldCo, LLC	Delayed Draw	1.00%			11/9/2030	USD	18,956,199	(261,472)	-	[1,2,3]
Next HoldCo, LLC	First Lien Term Loan	10.02%	SOFR	550	11/9/2030	USD	73,559,531	72,582,482	73,559,531	[1,3,4]
NWI Merger Sub, Inc.	Delayed Draw	1.00%			12/4/2029	USD	3,366,000	(62,171)	(67,320)	[1,2,3]
NWI Merger Sub, Inc.	First Lien Term Loan	9.77%	SOFR	525	12/4/2029	USD	8,863,800	8,732,364	8,686,524	[1,3,4]
NWI Merger Sub, Inc.	Revolver	0.50%			12/4/2029	USD	1,306,000	(24,118)	(26,120)	[1,2,3]
OA Buyer, Inc.	First Lien Term Loan	9.11%	SOFR	475	12/20/2028	USD	6,842,105	6,762,318	6,842,105	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
OB Hospitalist Group	First Lien Term Loan	9.71%	SOFR	525	9/27/2027	USD	50,894,031	$50,215,886	$49,929,787	[1,3,4]
OB Hospitalist Group	Revolver	0.50%			9/27/2027	USD	2,862,595	(6,514)	(54,235)	[1,2,3]
OIA Acquisition, LLC	Delayed Draw	9.60%	ARR CSA	525	10/19/2027	USD	1,345,801	1,332,836	1,323,671	[1,3,4]
OIA Acquisition, LLC	First Lien Term Loan	9.60%	ARR CSA	525	10/19/2027	USD	10,919,786	10,810,588	10,740,227	[1,3,4]
OIA Acquisition, LLC	Revolver	9.74%	SOFR	525	10/19/2027	USD	1,928,571	580,810	568,288	[1,3,4,7]
OIS Management Services, LLC	Delayed Draw	9.08%	SOFR	475	11/16/2028	USD	4,687,520	4,640,795	4,601,056	[1,3,4]
OIS Management Services, LLC	Delayed Draw	9.08%	SOFR	475	11/16/2028	USD	13,409,857	13,177,443	13,162,506	[1,3,4,6]
OIS Management Services, LLC	First Lien Term Loan	9.08%	SOFR	475	11/16/2028	USD	12,148,333	12,026,850	11,924,250	[1,3,4]
OIS Management Services, LLC	Revolver	0.50%			11/16/2028	USD	1,423,077	-	(26,250)	[1,2,3]
OMH-Healthedge Holdings, Inc.	First Lien Term Loan	10.25%	SOFR	600	10/6/2029	USD	4,488,722	4,393,859	4,488,722	[1,3,4]
OMH-Healthedge Holdings, Inc.	Revolver	0.50%			10/6/2029	USD	488,722	(12,218)	-	[1,2,3]
Ons Mso, LLC	Delayed Draw	10.34%	SOFR	575	7/8/2026	USD	6,533,354	3,109,490	3,124,088	[1,3,4,6,7]
Ons Mso, LLC	Revolver	13.75%	PRIME	850	7/8/2026	USD	5,527,184	2,973,169	2,962,513	[1,3,4,6,7]
Ons Mso, LLC	Revolver	0.50%			7/8/2026	USD	701,757	(6,391)	(1,353)	[1,2,3,6]
Onsite Holdings, LLC	Revolver	10.70%	SOFR	635	12/28/2025	USD	1,226,901	224,689	221,438	[1,3,4,6,7]
Onsite Holdings, LLC	First Lien Term Loan	10.67%	SOFR	625	12/28/2027	USD	1,840,351	1,805,325	1,804,437	[1,3,4,6]
OpCo Borrower, LLC	First Lien Term Loan	10.62%	SOFR	600	4/26/2029	USD	15,000,000	14,893,944	14,902,008	[1,3,4]
Oracle Vision Holdco Limited	Delayed Draw	10.31%	SONIA	525	10/11/2031	GBP	20,454,545	25,955,691	25,046,455	[1,3,4,5]
Oracle Vision Holdco Limited	Delayed Draw	1.00%			10/11/2031	GBP	4,545,455	2,263,964	2,062,697	[1,2,3,5]
Oral Surgery Partners, LLC	Delayed Draw	9.30%	SOFR	475	11/16/2028	USD	496,347	491,657	492,198	[1,3,4]
Oral Surgery Partners, LLC	Delayed Draw	9.27%	SOFR	475	11/16/2028	USD	1,516,617	1,502,222	1,503,938	[1,3,4]
Oral Surgery Partners, LLC	Delayed Draw	9.08%	SOFR	475	11/16/2028	USD	896,183	887,783	888,691	[1,3,4]
Oral Surgery Partners, LLC	Delayed Draw	9.07%	SOFR	475	11/16/2028	USD	668,690	662,295	663,100	[1,3,4]
Oral Surgery Partners, LLC	Delayed Draw	1.00%			11/16/2028	USD	3,660,562	(35,039)	(30,602)	[1,2,3]
Org USME Buyer, LLC	First Lien Term Loan	10.49%	SOFR	575	11/24/2026	USD	15,988,946	15,832,531	15,285,865	[1,3,4]
Org USME Buyer, LLC	Revolver	10.49%	SOFR	575	11/24/2026	USD	936,232	842,403	801,440	[1,3,4,7]
Orthodontic Partners, LLC	Delayed Draw	11.24%	SOFR	650	10/12/2027	USD	14,064,181	13,782,897	14,204,823	[1,3,4]
Orthodontic Partners, LLC	First Lien Term Loan	10.96%	SOFR	650	10/12/2027	USD	9,551,515	9,423,373	9,647,030	[1,3,4]
Pediatric Home Respiratory Services LLC	Delayed Draw	1.00%			12/23/2030	USD	4,800,000	(23,952)	(24,000)	[1,2,3]
Pediatric Home Respiratory Services LLC	First Lien Term Loan	9.78%	SOFR	550	12/23/2030	USD	24,533,333	24,411,031	24,410,667	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Pediatric Home Respiratory Services LLC	Revolver	9.78%	SOFR	550	12/23/2030	USD	2,666,667	$413,385	$413,333	[1,3,4,7]
PerkinElmer U.S., LLC	First Lien Term Loan	9.34%	SOFR	500	3/13/2029	USD	4,987,499	4,903,412	4,987,499	[1,3,4,6]
PetVet Care Centers, LLC	Revolver	0.50%			11/15/2029	USD	5,188,750	(68,318)	(307,902)	[1,2,3]
PetVet Care Centers, LLC	Delayed Draw	1.00%			11/15/2030	USD	5,188,750	(87,238)	(307,902)	[1,2,3]
PetVet Care Centers, LLC	First Lien Term Loan	10.36%	SOFR	600	11/15/2030	USD	39,482,112	38,776,379	37,139,232	[1,3,4]
Phantom Purchaser, Inc.	First Lien Term Loan	9.35%	SOFR	500	9/19/2031	USD	24,691,309	24,450,010	24,460,033	[1,3,4,6]
Phantom Purchaser, Inc.	Revolver	0.50%			9/19/2031	USD	3,158,191	(30,572)	(29,582)	[1,2,3,6]
Pharmalogic Holdings Corp.	Delayed Draw	1.00%			6/21/2030	USD	8,838,384	(96,587)	(56,855)	[1,2,3]
Pharmalogic Holdings Corp.	First Lien Term Loan	9.36%	SOFR	500	6/21/2030	USD	26,096,212	25,913,299	25,732,411	[1,3,4]
Phynet Dermatology LLC	Delayed Draw	1.00%			10/20/2029	USD	11,133,125	(192,132)	-	[1,2,3,6]
Phynet Dermatology LLC	First Lien Term Loan	11.12%	SOFR	650	10/20/2029	USD	16,918,796	16,728,288	16,918,796	[1,3,4,6]
Phynet Dermatology LLC	Revolver	11.09%	SOFR	650	10/20/2029	USD	765,127	612,810	625,746	[1,3,4,6,7]
Pinnacle Dermatology Management, LLC	Revolver	8.50%	SOFR	400	12/8/2026	USD	1,082,474	1,068,943	1,070,093	1,3,4\
Pinnacle Dermatology Management, LLC	Delayed Draw	10.36%	SOFR	575	12/8/2028	USD	1,298,474	1,295,117	1,179,633	[1,3,4]
Pinnacle Dermatology Management, LLC	First Lien Term Loan	10.28%	SOFR	575	12/8/2028	USD	11,120,691	10,988,426	10,102,880	[1,3,4]
Pinnacle Treatment Centers, Inc.	Delayed Draw	10.01%	SOFR	550	1/4/2027	USD	911,960	889,204	904,542	[1,3,4]
Pinnacle Treatment Centers, Inc.	First Lien Term Loan	10.01%	SOFR	550	1/4/2027	USD	15,463,426	15,198,295	15,337,639	[1,3,4]
Pinnacle Treatment Centers, Inc.	Revolver	13.25%	PRIME	425	1/4/2027	USD	503,862	118,436	114,338	[1,3,4,7]
Pinnacle Treatment Centers, Inc.	Revolver	12.25%	PRIME	425	1/4/2027	USD	197,394	195,789	195,788	[1,3,4]
Pinnacle Treatment Centers, Inc.	Revolver	0.50%			1/4/2027	USD	680,502	(3,158)	(5,535)	[1,2,3]
PPV Intermediate Holdings LLC	Delayed Draw	1.00%			8/20/2031	USD	4,250,000	(41,415)	(35,355)	[1,2,3]
PPV Intermediate Holdings LLC	First Lien Term Loan	10.26%	SOFR	575	8/31/2029	USD	45,213,279	44,634,740	45,213,279	[1,3,4]
PPV Intermediate Holdings LLC	Revolver	0.50%			8/31/2029	USD	2,538,076	-	-	[1,2,3]
PPV Intermediate Holdings LLC	Delayed Draw	13.25%	PRIME	425	8/31/2030	USD	2,260,135	2,216,456	2,121,155	[1,3,4]
PPV Intermediate Holdings LLC	Delayed Draw	10.51%	SOFR	600	8/31/2030	USD	1,121,528	1,115,920	1,114,314	[1,3,4]
PPV Intermediate Holdings LLC	First Lien Term Loan	13.75% PIK			8/31/2030	USD	16,998,814	16,601,095	16,889,466	[1,3,8]
Premier Care Dental Management, LLC	Revolver	9.59%	SOFR	525	5/5/2028	USD	654,506	31,739	38,935	[1,3,4,7]
Premier Care Dental Management, LLC	Delayed Draw	9.61%	SOFR	525	8/5/2028	USD	3,267,896	545,462	569,685	[1,3,4,7]
Premier Imaging, LLC	Delayed Draw	10.59%	SOFR	600	3/31/2026	USD	4,232,054	4,232,056	3,738,804	[1,3,4]
Premier Imaging, LLC	First Lien Term Loan	10.59%	SOFR	600	3/31/2026	USD	23,491,121	23,421,899	20,753,208	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Premise Health Holding Corp.	Revolver	0.50%			3/1/2030	USD	2,037,609	$(26,546)	$-	[1,2,3,6]
Premise Health Holding Corp.	First Lien Term Loan	9.82%	SOFR	550	3/3/2031	USD	17,577,775	17,335,270	17,577,775	[1,3,4,6]
Prolacta Bioscience, Inc.	First Lien Term Loan	13.34%	SOFR	900	12/21/2029	USD	2,083,333	2,056,603	2,054,290	[1,3,4,6]
Prolacta Bioscience, Inc.	First Lien Term Loan	9.77%	SOFR	543	12/21/2029	USD	6,458,333	6,374,189	6,368,299	[1,3,4,6]
PSKW Intermediate, LLC	First Lien Term Loan	9.95%	SOFR	550	3/9/2028	USD	2,134,351	2,129,092	2,129,015	[1,3,4]
Purpose Home Health	Delayed Draw	10.18%	SOFR	550	11/3/2027	USD	1,455,300	1,435,217	1,429,832	[1,3,4]
Purpose Home Health	First Lien Term Loan	10.24%	SOFR	575	11/3/2027	USD	465,075	458,441	456,936	[1,3,4]
Q-Centrix LLC	First Lien Term Loan	9.61%	SOFR	500	5/29/2025	USD	818,490	637,840	818,490	[1,3,4]
Q-Centrix LLC	First Lien Term Loan	9.11%	SOFR	450	5/29/2025	USD	4,796,438	4,766,500	4,796,438	[1,3,4]
Raven Buyer, Inc.	First Lien Term Loan	10.66%	SOFR	600	2/1/2027	USD	12,727,854	12,633,553	12,008,902	[1,3,4]
Raven Buyer, Inc.	Revolver	10.66%	SOFR	600	2/1/2027	USD	2,045,455	1,757,878	1,643,550	[1,3,4,7]
RBP Global Holdings Limited	First Lien Term Loan	9.83%	SOFR	525	11/4/2030	USD	30,618,015	29,115,469	29,087,114	[1,3,4]
REP BEHAVIORAL HEALTH	Delayed Draw	1.00%			12/31/2030	USD	4,615,385	(69,215)	(69,231)	[1,2,3,6]
REP BEHAVIORAL HEALTH	First Lien Term Loan	9.36%	SOFR	500	12/31/2030	USD	10,576,923	10,418,321	10,418,269	[1,3,4,6]
REP BEHAVIORAL HEALTH	Revolver	9.36%	SOFR	500	12/31/2030	USD	2,307,693	157,708	157,692	[1,3,4,6,7]
RPC Topco, Inc.	First Lien Term Loan	9.25%	SOFR	500	8/30/2031	USD	21,969,697	21,651,208	21,673,299	[1,3,4]
RPC Topco, Inc.	Revolver	0.50%			8/30/2031	USD	3,030,303	(43,332)	(40,882)	[1,2,3]
Sage Dental Management, LLC	Delayed Draw	10.60%	SOFR	575	6/30/2026	USD	1,087,893	1,086,519	1,080,276	[1,3,4]
Sage Dental Management, LLC	Delayed Draw	10.53%	SOFR	575	6/30/2026	USD	123,800	123,769	122,933	[1,3,4]
Sage Dental Management, LLC	Delayed Draw	9.88%	SOFR	525	6/30/2026	USD	238,920	237,743	237,248	[1,3,4]
Sage Dental Management, LLC	Delayed Draw	9.60%	SOFR	525	6/30/2026	USD	162,900	162,106	161,760	[1,3,4]
Sage Dental Management, LLC	Delayed Draw	1.00%			6/30/2026	USD	2,122,013	(9,972)	(14,854)	[1,2,3]
Sage Dental Management, LLC	First Lien Term Loan	10.60%	SOFR	575	6/30/2026	USD	207,375	206,953	205,923	[1,3,4]
Sage Dental Management, LLC	First Lien Term Loan	9.58%	SOFR	525	6/30/2026	USD	15,258,300	15,189,335	15,151,492	[1,3,4]
Sage Dental Management, LLC	Revolver	9.87%	SOFR	525	6/30/2026	USD	429,800	427,682	426,792	[1,3,4]
Sage Dental Management, LLC	Revolver	9.58%	SOFR	525	6/30/2026	USD	1,719,200	359,976	356,366	[1,3,4,7]
SDG Mgmt Company, LLC	Delayed Draw	1.00%			7/1/2028	USD	7,889,062	(117,176)	(118,335)	[1,2,3]
SDG Mgmt Company, LLC	Revolver	0.50%			7/1/2028	USD	525,938	(7,735)	(7,889)	[1,2,3]
Signature Dental Partners LLC	Delayed Draw	10.34%	SOFR	575	10/29/2026	USD	2,252,501	847,021	837,929	[1,3,4,7]
Signature Dental Partners LLC	First Lien Term Loan	10.37%	SOFR	575	10/29/2026	USD	450,500	445,409	443,742	[1,3,4]
Signature MD, Inc.	Delayed Draw	10.08%	SOFR	575	7/15/2027	USD	911,251	250,589	248,863	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Signature MD, Inc.	First Lien Term Loan	10.08%	SOFR	575	7/15/2027	USD	2,405,700	$2,379,594	$2,375,629	[1,3,4]
Signature MD, Inc.	Revolver	10.11%	SOFR	575	7/15/2027	USD	431,000	88,091	87,278	[1,3,4,7]
Smile Doctors, LLC	Revolver	0.50%			12/23/2027	USD	2,208,481	-	(3,152)	[1,2,3]
Smile Doctors, LLC	Delayed Draw	10.81%	SOFR	590	12/23/2028	USD	4,997,388	2,919,429	3,002,755	[1,3,4,6,7]
Smile Doctors, LLC	First Lien Term Loan	10.81%	SOFR	590	12/23/2028	USD	22,296,825	22,064,767	22,265,001	[1,3,4]
Southern Orthodontic Partners Management, LLC	Delayed Draw	9.58%	SOFR	525	7/27/2026	USD	2,087,152	549,923	539,672	[1,3,4,7]
Southern Orthodontic Partners Management, LLC	First Lien Term Loan	9.58%	SOFR	525	7/27/2026	USD	447,248	443,334	440,856	[1,3,4]
Space Intermediate III, Inc.	First Lien Term Loan	7.77%, 3.00% PIK	SOFR	325	11/8/2029	USD	58,832,257	58,489,425	58,832,257	[1,3,4,8]
Specialized Dental Holdings II, LLC	Delayed Draw	9.30%	SOFR	475	11/1/2027	USD	501,253	492,218	501,253	[1,3,4,6]
Specialized Dental Holdings II, LLC	Delayed Draw	9.11%	SOFR	475	11/1/2027	USD	1,819,362	226,625	259,909	[1,3,4,6,7]
SSCP Pegasus Midco Limited	First Lien Term Loan	10.82%	SONIA	600	11/16/2027	GBP	1,797,628	2,407,775	2,250,411	[1,3,4,5]
SSCP Pegasus Midco Limited	First Lien Term Loan	10.82%	SONIA	600	6/16/2028	GBP	3,613,000	4,948,228	4,523,035	[1,3,4,5]
Star Dental Partners, LLC	Delayed Draw	9.61%	SOFR	525	12/22/2028	USD	1,982,778	1,604,811	1,595,843	[1,3,4,7]
Star Dental Partners, LLC	First Lien Term Loan	9.61%	SOFR	525	12/22/2028	USD	1,660,357	1,625,490	1,618,848	[1,3,4]
Star Dental Partners, LLC	Revolver	0.50%			12/22/2028	USD	260,500	(5,201)	(6,513)	[1,2,3]
STCH Intermediate Inc.	First Lien Term Loan	9.94%	SOFR	525	10/30/2026	USD	4,936,350	4,891,016	4,889,405	[1,3,4,6]
STCH Intermediate Inc.	Revolver	0.50%			10/30/2026	USD	419,401	(3,812)	(3,989)	[1,2,3,6]
SureScripts, LLC	First Lien Term Loan	8.33%	SOFR	400	11/1/2031	USD	4,687,500	4,641,427	4,640,625	[1,3,4]
SureScripts, LLC	Revolver	0.50%			11/1/2031	USD	937,500	(9,153)	(9,375)	[1,2,3]
TBRS, Inc.	Revolver	9.26%	SOFR	475	11/22/2030	USD	3,191,489	160,142	160,030	[1,3,4,7]
TBRS, Inc.	Delayed Draw	1.00%			11/22/2031	USD	5,744,681	(57,009)	(56,627)	[1,2,3]
TBRS, Inc.	First Lien Term Loan	9.26%	SOFR	475	11/22/2031	USD	21,063,830	20,855,461	20,856,196	[1,3,4]
TEAM Services Group, LLC	First Lien Term Loan	9.46%	SOFR	500	12/20/2027	USD	7,722,419	7,537,540	7,773,927	[1,4]
TerSera Therapeutics, LLC	First Lien Term Loan	10.11%	SOFR	575	4/4/2029	USD	6,898,504	6,749,513	6,967,489	[1,3,4]
TerSera Therapeutics, LLC	Revolver	0.50%			4/4/2029	USD	531,828	(15,955)	-	[1,2,3]
TheKey, LLC	Delayed Draw	9.53%	SOFR	500	3/30/2027	USD	1,485,820	1,264,459	1,431,640	[1,3,4,6]
Thunder Buyer, Inc.	Delayed Draw	1.00%			10/17/2030	USD	3,273,435	(48,553)	(47,373)	[1,2,3]
Thunder Buyer, Inc.	Delayed Draw	1.00%			10/17/2030	USD	2,953,632	(43,760)	(42,744)	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Thunder Buyer, Inc.	First Lien Term Loan	9.65%	SOFR	500	10/17/2030	USD	7,417,464	$7,308,304	$7,310,120	[1,3,4]
Thunder Buyer, Inc.	First Lien Term Loan	9.65%	SOFR	500	10/17/2030	USD	6,696,697	6,598,062	6,599,784	[1,3,4,6]
Thunder Buyer, Inc.	Revolver	0.50%			10/17/2030	USD	1,746,163	(25,455)	(25,270)	[1,2,3]
Thunder Buyer, Inc.	Revolver	0.50%			10/17/2030	USD	1,575,014	(23,047)	(22,793)	[1,2,3,6]
TIDI Legacy Products, Inc.	Delayed Draw	1.00%			12/19/2029	USD	3,623,188	(66,847)	-	[1,2,3]
TIDI Legacy Products, Inc.	Delayed Draw	1.00%			12/19/2029	USD	6,974,525	(128,591)	-	[1,2,3,6]
TIDI Legacy Products, Inc.	First Lien Term Loan	9.61%	SOFR	525	12/19/2029	USD	13,664,855	13,424,716	13,664,855	[1,3,4]
TIDI Legacy Products, Inc.	First Lien Term Loan	9.61%	SOFR	525	12/19/2029	USD	26,370,680	25,906,896	26,370,680	[1,3,4,6]
TIDI Legacy Products, Inc.	Revolver	0.50%			12/19/2029	USD	2,608,696	(43,899)	-	[1,2,3]
TIDI Legacy Products, Inc.	Revolver	0.50%			12/19/2029	USD	5,021,658	(84,619)	-	[1,2,3,6]
Tivity Health, Inc.	First Lien Term Loan	9.36%	SOFR	500	6/28/2029	USD	69,375,219	68,859,590	69,375,219	[1,3,4]
Top RX, LLC	First Lien Term Loan	9.60%	SOFR	525	12/18/2029	USD	11,417,413	11,190,420	11,189,065	[1,3,4]
Top RX, LLC	Revolver	0.50%			12/18/2029	USD	1,332,587	(26,451)	(26,652)	[1,2,3]
TPC Holdco, LLC	Second Lien Term Loan	12.69%	SOFR	800	3/29/2028	USD	5,000,000	4,951,732	4,904,025	[1,3,4]
Transitions Hospice, LLC	Delayed Draw	1.00%			10/25/2027	USD	179,700	(2,109)	(2,246)	[1,2,3]
Transitions Hospice, LLC	First Lien Term Loan	10.33%	SOFR	600	10/25/2027	USD	1,916,800	1,894,087	1,892,840	[1,3,4]
Transitions Hospice, LLC	Revolver	0.50%			10/25/2027	USD	281,600	(3,303)	(3,520)	[1,2,3]
Troy Gastroenterology, P.C.	Delayed Draw	10.74%	SOFR	615	11/25/2025	USD	2,706,386	2,693,098	2,706,386	[1,3,4]
Troy Gastroenterology, P.C.	First Lien Term Loan	10.74%	SOFR	615	11/25/2025	USD	4,510,714	4,458,891	4,510,714	[1,3,4]
Troy Gastroenterology, P.C.	Revolver	10.74%	SOFR	615	11/25/2025	USD	591,133	388,366	394,089	[1,3,4,7]
TurningPoint Healthcare Solutions, LLC	Revolver	0.50%			7/14/2027	USD	1,816,524	-	(11,685)	[1,2,3,6]
United Digestive MSO Parent, LLC	Delayed Draw	1.00%			3/30/2029	USD	18,455,000	(202,224)	(175,508)	[1,2,3]
United Digestive MSO Parent, LLC	Delayed Draw	1.00%			3/30/2029	USD	1,278,571	(19,179)	(12,159)	[1,2,3,6]
United Digestive MSO Parent, LLC	First Lien Term Loan	10.08%	SOFR	575	3/30/2029	USD	15,459,575	15,079,675	15,312,553	[1,3,4]
United Digestive MSO Parent, LLC	First Lien Term Loan	10.08%	SOFR	575	3/30/2029	USD	4,809,986	4,695,980	4,764,242	[1,3,4,6]
United Digestive MSO Parent, LLC	Revolver	10.14%	SOFR	575	3/30/2029	USD	6,977,501	1,255,649	1,265,381	[1,3,4,7]
United Digestive MSO Parent, LLC	Revolver	10.14%	SOFR	575	3/30/2029	USD	639,286	236,536	249,635	[1,3,4,6,7]
United Musculoskeletal Partners Acquisition Holdings, LLC	First Lien Term Loan	10.40%	SOFR	575	7/15/2028	USD	8,275,862	8,193,517	8,264,050	[1,3,4]
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	10.11%	SOFR	575	7/15/2028	USD	1,724,138	442,529	457,309	[1,3,4,7]
Universal Marine Medical Supply International, LLC	Delayed Draw	1.00%			3/7/2029	USD	2,347,000	(24,267)	(9,708)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Universal Marine Medical Supply International, LLC	First Lien Term Loan	10.93%	SOFR	650	3/7/2029	USD	7,278,000	$7,134,685	$7,142,808	[1,3,4]
Universal Marine Medical Supply International, LLC	Revolver	11.13%	SOFR	650	3/7/2029	USD	625,000	425,560	424,794	[1,3,4,7]
Urology Management Holdings, Inc.	Delayed Draw	9.83%	SOFR	550	6/15/2026	USD	17,779,036	17,421,365	17,620,173	[1,3,4]
Urology Management Holdings, Inc.	First Lien Term Loan	9.83%	SOFR	550	6/15/2026	USD	11,379,344	11,179,706	11,277,665	[1,3,4]
Urology Management Holdings, Inc.	Revolver	0.50%			6/15/2026	USD	1,190,476	(17,857)	(10,637)	[1,2,3,6]
USHV Management, LLC	Delayed Draw	11.44%	SOFR	675	12/23/2027	USD	3,863,909	3,744,190	3,838,667	[1,3,4]
USHV Management, LLC	First Lien Term Loan	11.44%	SOFR	675	12/23/2027	USD	7,667,027	7,505,303	7,616,940	[1,3,4]
USHV Management, LLC	First Lien Term Loan	10.69%	SOFR	600	12/23/2027	USD	1,064,642	1,043,503	1,036,051	[1,3,4,6]
USHV Management, LLC	Revolver	11.06%	SOFR	638	12/23/2027	USD	356,664	282,854	286,420	[1,3,4,6,7]
Vardiman Black Holdings, LLC	Delayed Draw	5.00%, 6.44% PIK			3/18/2027	USD	558,711	547,882	558,711	[1,3,4,8]
Vardiman Black Holdings, LLC	First Lien Term Loan	5.00%, 6.65% PIK			3/18/2027	USD	34,376,515	34,376,515	34,376,515	[1,3,4,8]
Vardiman Black Holdings, LLC	Delayed Draw	5.00%, 6.65% PIK			3/29/2026	USD	2,924,484	2,859,092	2,915,724	[1,3,4,7,8]
Vardiman Black Holdings, LLC	Delayed Draw	5.00%, 6.44% PIK			3/29/2026	USD	167,613	164,471	167,613	[1,3,4,8]
Vardiman Black Holdings, LLC	Delayed Draw	1.25%			3/29/2026	USD	548,284	(10,301)	-	[1,2,3]
Varsity Rejuvenate, LLC	Delayed Draw	10.67%	SOFR	600	12/29/2025	USD	1,280,000	575,825	560,000	[1,3,4,7]
Varsity Rejuvenate, LLC	First Lien Term Loan	10.48%	SOFR	600	9/1/2028	USD	596,400	584,051	581,490	[1,3,4]
Varsity Rejuvenate, LLC	Revolver	0.50%			9/1/2028	USD	58,200	(1,167)	(1,455)	[1,2,3]
Vermont Aus Pty Ltd.	First Lien Term Loan	10.22%	BBSY	575	3/23/2028	AUD	18,468,672	15,454,948	14,402,143	[1,3,4,5]
VetCor Acquisition	Delayed Draw	10.51%	SOFR	600	8/31/2029	USD	60,000,000	59,700,000	59,768,745	[1,3,4]
VetCor Acquisition	First Lien Term Loan	10.26%	SOFR	575	8/31/2029	USD	9,975,000	9,982,181	9,986,283	[1,3,4,6]
VetEvolve Holdings, LLC	Delayed Draw	9.61%	SOFR	525	10/12/2028	USD	23,024,633	11,021,876	11,216,763	[1,3,4,6,7]
VetEvolve Holdings, LLC	First Lien Term Loan	9.61%	SOFR	525	10/12/2028	USD	16,884,849	16,517,097	16,566,127	[1,3,4,6]
Viant Medical Holdings, Inc. (fka MedPlast Holdings, Inc.)	Delayed Draw	11.06%	SOFR	650	10/29/2032	USD	968,329	452,688	452,219	[1,3,4,7]
Viant Medical Holdings, Inc. (fka MedPlast Holdings, Inc.)	Second Lien Term Loan	11.10%	SOFR	650	10/29/2032	USD	9,489,625	9,161,749	9,157,488	[1,3,4]
Vital Care Buyer, LLC	First Lien Term Loan	8.83%	SOFR	450	7/30/2031	USD	6,626,250	6,562,805	6,601,536	[1,3,4]
Vital Care Buyer, LLC	First Lien Term Loan	8.83%	SOFR	450	7/30/2031	USD	33,003,003	32,685,513	32,879,909	[1,3,4,6]
Vital Care Buyer, LLC	Revolver	0.50%			7/30/2031	USD	873,750	(8,223)	(3,259)	[1,2,3]
Vital Care Buyer, LLC	Revolver	0.50%			7/30/2031	USD	4,343,385	(41,139)	(16,200)	[1,2,3,6]
WCAS XIII Primary Care Investors, L.P. I, II and III	First Lien Term Loan	10.58%	SOFR	625	12/31/2029	USD	17,000,000	16,672,785	16,660,000	[1,3,4]
WCAS XIII Primary Care Investors, L.P. I, II and III	First Lien Term Loan	10.58%	SOFR	625	12/31/2032	USD	175,000	171,569	171,500	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
WCAS XIII Primary Care Investors, L.P. I, II and III	First Lien Term Loan	10.56%	SOFR	625	12/31/2032	USD	650,000	$637,025	$637,000	[1,3,4]
WCAS XIV Primary Care Investors, L.P.	First Lien Term Loan	10.56%	SOFR	625	12/31/2032	USD	600,000	588,023	588,000	[1,3,4]
Web PT, Inc.	First Lien Term Loan	10.86%	SOFR	625	1/18/2028	USD	9,000,000	8,901,000	8,975,892	[1,3,4]
Web PT, Inc.	Revolver	10.86%	SOFR	625	1/18/2028	USD	1,312,500	495,536	492,020	[1,3,4,7]
Western Veterinary Partners, LLC	Delayed Draw	9.35%	SOFR	500	10/29/2027	USD	6,371,604	829,252	812,664	[1,3,4,7]
Western Veterinary Partners, LLC	Delayed Draw	9.33%	SOFR	500	10/29/2027	USD	18,750,000	2,461,094	2,391,456	[1,3,4,6,7]
Western Veterinary Partners, LLC	First Lien Term Loan	9.33%	SOFR	500	10/29/2027	USD	2,123,868	2,096,861	2,086,794	[1,3,4]
Western Veterinary Partners, LLC	First Lien Term Loan	9.33%	SOFR	500	10/29/2027	USD	6,250,000	6,163,021	6,140,902	[1,3,4,6]
Xeris Pharmaceuticals, Inc.	Delayed Draw	11.28%	SOFR	695	3/5/2029	USD	8,333,333	8,000,000	8,200,476	[1,3,4,6]
Xeris Pharmaceuticals, Inc.	First Lien Term Loan	11.28%	SOFR	695	3/5/2029	USD	16,666,667	16,151,681	16,400,952	[1,3,4,6]
Xifin, Inc.	Revolver	11.23%	SOFR	675	2/6/2026	USD	2,165,167	2,122,333	2,064,539	[1,3,4,6]
Zavation Medical Products, LLC	First Lien Term Loan	10.23%	SOFR	550	6/30/2028	USD	1,774,497	1,758,380	1,771,964	[1,3,4]
Zavation Medical Products, LLC	First Lien Term Loan	9.93%	SOFR	550	6/30/2028	USD	12,518,919	12,362,432	12,501,051	[1,3,4]
Zavation Medical Products, LLC	Revolver	9.93%	SOFR	550	6/30/2028	USD	2,027,027	1,059,122	1,061,296	[1,3,4,7]
								3,645,115,897	3,608,399,933
Industrials — 11.2%
Accurus Aerospace Corporation	First Lien Term Loan	10.30%	SOFR	575	4/5/2028	USD	9,775,000	9,688,951	9,687,656	[1,3,4]
Aero Operating LLC	Incremental Term Loan	13.46%	SOFR	900	2/7/2026	USD	14,876,908	14,795,998	14,148,261	[1,3,4]
AFC-DELL Holding Corp.	Delayed Draw	10.09%	SOFR	550	4/9/2027	USD	2,679,516	9,935	-	[1,3,4,7]
AFC-DELL Holding Corp.	First Lien Term Loan	10.09%	SOFR	550	4/9/2027	USD	1,003,537	994,017	988,484	[1,3,4]
AirX Climate Solutions, Inc.	Delayed Draw	9.52%	SOFR	500	11/7/2029	USD	2,307,047	2,274,216	2,307,047	[1,3,4]
AirX Climate Solutions, Inc.	Delayed Draw	1.00%			11/7/2029	USD	10,067,114	(144,147)	-	[1,2,3]
AirX Climate Solutions, Inc.	First Lien Term Loan	9.46%	SOFR	500	11/7/2029	USD	11,339,031	11,180,770	11,339,031	[1,3,4]
AirX Climate Solutions, Inc.	Revolver	10.18%	SOFR	575	11/7/2029	USD	1,258,390	210,430	227,709	[1,3,4,7]
Alpha US Buyer, LLC	Delayed Draw	10.21%	SOFR	575	4/4/2030	USD	6,280,727	6,163,658	6,217,920	[1,3,4]
Alpha US Buyer, LLC	First Lien Term Loan	10.21%	SOFR	575	4/4/2030	USD	10,969,506	10,769,780	10,750,116	[1,3,4]
Alpha US Buyer, LLC	Revolver	10.33%	SOFR	600	4/4/2030	USD	2,181,818	179,766	174,545	[1,3,4,7]
Alphacoin LLC	Delayed Draw	1.00%			7/29/2030	USD	396,000	(7,649)	(7,920)	[1,2,3]
Alphacoin LLC	First Lien Term Loan	9.59%	SOFR	500	7/29/2030	USD	2,640,000	2,589,904	2,587,200	[1,3,4]
Alphacoin LLC	Revolver	9.61%	SOFR	500	7/29/2030	USD	589,000	47,913	47,120	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Andronaco Acquisition, LLC	First Lien Term Loan	10.48%	SOFR	600	12/30/2026	USD	2,606,368	$2,574,871	$2,554,240	[1,3,4]
Apex Service Partners, LLC	First Lien Term Loan	14.25% PIK			10/24/2028	USD	7,333,590	6,659,571	6,756,678	[1,3,7,8]
Apex Service Partners, LLC	Delayed Draw	1.00%			10/24/2029	USD	3,565,423	(28,425)	(40,782)	[1,2,3]
Apex Service Partners, LLC	Revolver	9.51%	SOFR	500	10/24/2029	USD	3,434,993	2,269,146	2,335,796	[1,3,4,7]
Apex Service Partners, LLC	Revolver	9.51%	SOFR	500	10/24/2029	USD	3,981,028	2,562,490	2,604,932	[1,3,4,6,7]
Apex Service Partners, LLC	Delayed Draw	9.51%	SOFR	500	10/24/2030	USD	10,364,714	10,056,413	10,313,878	[1,3,4,7]
Apex Service Partners, LLC	Delayed Draw	9.51%	SOFR	500	10/24/2030	USD	11,739,832	11,515,224	11,718,626	[1,3,4,6,7]
Apex Service Partners, LLC	Delayed Draw	1.00%			10/24/2030	USD	275,534	(3,444)	-	[1,2,3,6]
Apex Service Partners, LLC	Delayed Draw	9.51%	SOFR	500	10/24/2030	USD	5,574,074	1,558,606	1,562,043	[1,3,4,6,7]
Apex Service Partners, LLC	First Lien Term Loan	9.51%	SOFR	500	10/24/2030	USD	41,873,834	40,792,247	41,245,092	[1,3,4,7]
Apex Service Partners, LLC	First Lien Term Loan	9.51%	SOFR	500	10/24/2030	USD	19,577,185	19,150,344	19,332,470	[1,3,4,6]
Apex Service Partners, LLC	First Lien Term Loan	9.51%	SOFR	500	10/24/2030	USD	14,998,315	14,809,286	14,789,982	[1,3,4,6,7]
Apex Service Partners, LLC	Delayed Draw	1.00%			4/23/2031	USD	3,547,684	(28,283)	(40,579)	[1,2,3]
Apex Service Partners, LLC	First Lien Term Loan	14.25% PIK			4/23/2031	USD	7,293,598	6,984,786	6,960,601	[1,3,7,8]
Apex Service Partners, LLC	Delayed Draw	9.51%	SOFR	500	9/24/2031	USD	8,499,999	2,078,595	2,084,185	[1,3,4,7]
Arcfield Acquisition Corp.	First Lien Term Loan	9.62%	SOFR	500	10/28/2031	USD	2,269,295	2,263,721	2,264,695	[1,3,4]
Ardurra Group LLC	Revolver	1.00%			2/1/2029	USD	1,810,345	(58,836)	-	[1,2,3]
Ardurra Group LLC	Delayed Draw	9.51%	SOFR	500	2/1/2030	USD	4,501,284	4,355,302	4,501,284	[1,3,4]
Armada Parent, Inc.	Delayed Draw	10.36%	SOFR	575	10/29/2027	USD	980,000	980,000	980,000	[1,3,4,6]
Armada Parent, Inc.	First Lien Term Loan	10.36%	SOFR	575	10/29/2027	USD	19,450,000	19,232,671	19,450,000	[1,3,4,6]
Armada Parent, Inc.	Revolver	0.50%			10/29/2027	USD	2,400,000	(102)	-	[1,2,3,6]
Arrowhead Holdco Company	First Lien Term Loan	7.16%, 2.75% PIK	SOFR	250	8/31/2028	USD	4,968,491	4,919,493	4,103,413	[1,3,4,6,8]
Arrowhead Holdco Company	First Lien Term Loan	5.84%, 2.75% PIK	EURIBOR	300	8/31/2028	EUR	14,850,000	14,607,276	12,626,989	[1,3,4,5,8]
Associated Spring U.S.	Delayed Draw	1.00%			4/4/2030	USD	5,391,850	(53,617)	(53,919)	[1,2,3]
Associated Spring U.S.	First Lien Term Loan	10.33%	SOFR	585	4/4/2030	USD	7,117,241	6,976,053	6,974,897	[1,3,4]
AWT Merger Sub, Inc.	Delayed Draw	10.06%	SOFR	575	12/17/2027	USD	4,814,425	4,736,452	4,814,425	[1,3,4]
AWT Merger Sub, Inc.	First Lien Term Loan	10.06%	SOFR	575	12/17/2027	USD	6,910,732	6,790,230	6,910,732	[1,3,4]
AWT Merger Sub, Inc.	Revolver	10.58%	SOFR	575	12/17/2027	USD	1,071,429	172,300	172,300	[1,3,4,7]
Beacon Mobility Corp.	Delayed Draw	10.71%	SOFR	625	12/31/2025	USD	20,438,276	19,907,104	19,866,907	[1,3,4]
Beacon Mobility Corp.	First Lien Term Loan	10.79%	SOFR	625	12/31/2025	USD	2,039,718	2,026,716	1,982,696	[1,3,4]
Beacon Mobility Corp.	Revolver	13.75%	PRIME	525	12/31/2025	USD	1,000,000	517,788	489,746	[1,3,4,7]
Blackbird Purchaser, Inc.	Revolver	9.83%	SOFR	550	12/19/2029	USD	5,526,419	1,288,904	1,381,605	[1,3,4,6,7]
Blackbird Purchaser, Inc.	Delayed Draw	10.08%	SOFR	550	12/19/2030	USD	385,587	378,476	385,587	[1,3,4,6]
Blackbird Purchaser, Inc.	Delayed Draw	9.83%	SOFR	550	12/19/2030	USD	6,412,089	1,916,098	2,034,540	[1,3,4,6,7]
Blackbird Purchaser, Inc.	First Lien Term Loan	9.83%	SOFR	550	12/19/2030	USD	37,298,503	36,627,620	37,298,503	[1,3,4,6]
BlackHawk Industrial Distribution, Inc.	Delayed Draw	9.73%	SOFR	525	9/17/2026	USD	1,168,423	203,481	218,087	[1,3,4,6,7]
BlackHawk Industrial Distribution, Inc.	First Lien Term Loan	9.73%	SOFR	525	9/17/2026	USD	1,023,071	1,009,335	1,019,563	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
BlackHawk Industrial Distribution, Inc.	Revolver	9.73%	SOFR	525	9/17/2026	USD	192,017	$40,103	$41,680	[1,3,4,6,7]
BlueHalo Global Holdings, LLC	First Lien Term Loan	10.33%	SOFR	600	10/30/2026	USD	1,987,991	1,966,454	1,978,703	[1,3,4]
BlueHalo Global Holdings, LLC	First Lien Term Loan	10.33%	SOFR	600	10/31/2025	USD	17,611,249	17,512,634	17,528,970	[1,3,4]
BlueHalo Global Holdings, LLC	Revolver	10.44%	SOFR	600	10/31/2025	USD	1,285,714	1,134,520	1,128,447	[1,3,4,7]
Bluehalo Global Holdings, LLC	First Lien Term Loan	10.52%	SOFR	600	11/15/2030	USD	28,381,312	28,241,498	28,248,715	[1,3,4]
BP Purchaser, LLC	First Lien Term Loan	10.16%	SOFR	550	12/10/2028	USD	12,749,051	12,580,183	11,834,908	[1,3,4]
BPCP NSA Intermedco, Inc.	Delayed Draw	9.11%	SOFR	475	5/17/2030	USD	6,115,518	2,245,791	2,216,755	[1,3,4,7]
BPCP NSA Intermedco, Inc.	First Lien Term Loan	9.11%	SOFR	475	5/17/2030	USD	17,490,781	17,226,552	17,117,367	[1,3,4]
BPCP NSA Intermedco, Inc.	Revolver	9.33%	SOFR	500	5/17/2030	USD	2,816,811	194,329	179,293	[1,3,4,7]
BradyIFS Holdings, LLC	Delayed Draw	9.40%	SOFR	500	10/31/2029	USD	2,605,056	1,892,495	1,939,231	[1,3,4,6,7]
BradyIFS Holdings, LLC	First Lien Term Loan	9.52%	SOFR	500	10/31/2029	USD	23,857,429	23,436,513	23,857,429	[1,3,4,6]
BradyIFS Holdings, LLC	Revolver	0.50%			10/31/2029	USD	2,028,774	(34,226)	-	[1,2,3,6]
British Engineering Services Holdco Limited	First Lien Term Loan	12.23%	SONIA	703	12/2/2027	GBP	403,699	540,127	505,381	[1,3,4,5]
British Engineering Services Holdco Limited	Revolver	12.23%	SONIA	703	12/2/2027	GBP	968,876	1,296,305	1,212,914	[1,3,4,5]
Caldwell & Gregory LLC	Delayed Draw	9.39%	SOFR	500	9/30/2030	USD	4,500,000	458,909	462,267	[1,3,4,7]
Caldwell & Gregory LLC	First Lien Term Loan	9.33%	SOFR	500	9/30/2030	USD	22,500,000	22,173,001	22,186,333	[1,3,4]
Caldwell & Gregory LLC	Revolver	9.45%	SOFR	500	9/30/2030	USD	3,000,000	106,856	108,178	[1,3,4,7]
Carbon TopCo, Inc.	First Lien Term Loan	10.42%	SOFR	600	11/1/2030	USD	20,763,332	20,356,129	20,348,064	[1,3,4]
Carbon TopCo, Inc.	Revolver	0.50%			5/1/2030	USD	2,739,726	(53,152)	(54,795)	[1,2,3]
CC WDW Borrower, Inc.	Delayed Draw	11.23%	SOFR	675	1/27/2028	USD	350,000	350,000	350,000	[1,3,4]
CC WDW Borrower, Inc.	Delayed Draw	1.00%			1/27/2028	USD	1,631,196	(41,901)	-	[1,2,3]
Charter Industries	First Lien Term Loan	9.71%	SOFR	525	11/30/2026	USD	4,264,313	4,238,442	4,227,000	[1,3,4]
Charter Industries	Revolver	0.50%			11/30/2026	USD	539,250	(3,101)	(4,718)	[1,2,3]
Clarience Technologies LLC	Delayed Draw	1.00%			12/13/2026	USD	1,837,190	(16,366)	(27,558)	[1,2,3,6]
Clarience Technologies LLC	First Lien Term Loan	10.27%	SOFR	575	12/13/2026	USD	16,909,043	16,772,969	16,655,407	[1,3,4,6]
Clarience Technologies LLC	Revolver	10.27%	SOFR	575	12/13/2026	USD	1,837,191	281,210	278,641	[1,3,4,6,7]
Climate Pros, LLC	Delayed Draw	10.48%	SOFR	600	1/24/2026	USD	12,500,000	12,362,557	12,500,000	[1,3,4]
Climate Pros, LLC	Delayed Draw	10.46%	SOFR	600	1/24/2026	USD	37,288,333	20,382,086	20,788,333	[1,3,4,7]
Climate Pros, LLC	Delayed Draw	10.44%	SOFR	600	1/24/2026	USD	83,333	82,257	83,333	[1,3,4]
CMG Holdco, LLC	Delayed Draw	1.00%			10/31/2030	USD	836,619	(8,250)	(7,802)	[1,2,3,6]
Cobham Holdings, Inc.	Revolver	0.50%			1/9/2028	USD	2,343,750	(70,312)	(33,746)	[1,2,3]
Cobham Holdings, Inc.	First Lien Term Loan	9.49%	SOFR	500	1/9/2030	USD	22,316,406	21,788,005	21,995,092	[1,3,4]
Comar Holding Company, LLC	Delayed Draw	6.48%, 4.75% PIK	SOFR	200	9/17/2026	USD	810,679	803,055	742,569	[1,3,4,8]
Comar Holding Company, LLC	First Lien Term Loan	6.48%, 4.75% PIK	SOFR	200	9/17/2026	USD	5,153,596	5,135,837	4,720,611	[1,3,4,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Concert Bidco Limited	First Lien Term Loan	1.00%			11/30/2027	GBP	4,528,275	$1,885,297	$1,924,722	[1,2,3,5]
Consor Intermediate II, LLC	Delayed Draw	1.00%			5/10/2031	USD	19,647,887	(187,748)	-	[1,2,3]
Consor Intermediate II, LLC	First Lien Term Loan	8.83%	SOFR	475	5/10/2031	USD	12,781,690	12,662,232	12,781,690	[1,3,4]
Consor Intermediate II, LLC	Revolver	0.50%			5/10/2031	USD	5,239,437	(47,674)	-	[1,2,3]
Continental Acquisition Holdings, Inc.	Delayed Draw	7.40%, 4.08% PIK	SOFR	293	1/20/2027	USD	2,743,298	2,690,778	1,918,804	[1,3,4,8]
Continental Acquisition Holdings, Inc.	First Lien Term Loan	7.40%, 4.08% PIK	SOFR	293	1/20/2027	USD	7,439,372	7,377,231	5,203,479	[1,3,4,8]
CSAFE Acquisition Company, Inc.	Delayed Draw	10.50%	SOFR	575	3/8/2029	USD	537,624	532,598	534,476	[1,3,4,6]
CSAFE Acquisition Company, Inc.	First Lien Term Loan	10.50%	SOFR	575	3/8/2030	GBP	1,773,058	2,297,464	2,219,653	[1,3,4,5,6]
CSAFE Acquisition Company, Inc.	First Lien Term Loan	10.34%	SOFR	575	3/8/2030	USD	12,707,775	12,797,609	12,707,775	[1,3,4,6]
CSAFE Acquisition Company, Inc.	Revolver	10.34%	SOFR	575	3/8/2030	USD	1,026,702	1,026,702	1,026,702	[1,3,4,6]
CSAFE Acquisition Company, Inc.	Revolver	10.20%	SOFR	575	3/8/2030	USD	289,583	289,583	289,583	[1,3,4,6]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	9.10%	SOFR	463	3/25/2028	USD	2,539,476	2,482,968	2,429,428	[1,4]
Dispatch Acquisition Holdings, LLC	First Lien Term Loan	8.73%	SOFR	425	3/25/2028	USD	21,285,000	21,173,756	20,362,615	[1,4]
Diverzify Intermediate LLC	Delayed Draw	1.00%			5/11/2027	USD	17,142,857	(262,285)	(173,771)	[1,2,3]
Diverzify Intermediate LLC	First Lien Term Loan	10.53%	SOFR	575	5/11/2027	USD	32,857,143	32,335,397	32,524,081	[1,3,4]
DTI Holdco, Inc.	Revolver	12.00%	PRIME		4/26/2027	USD	874,917	-	-	[1,3,4,6,7]
Duro Dyne National Corp.	Delayed Draw	1.00%			11/15/2031	USD	9,868,421	(97,801)	(98,684)	[1,2,3]
Duro Dyne National Corp.	First Lien Term Loan	9.36%	SOFR	500	11/15/2031	USD	55,263,158	54,717,449	54,710,526	[1,3,4]
Duro Dyne National Corp.	Revolver	9.36%	SOFR	500	11/15/2031	USD	9,868,421	889,894	888,158	[1,3,4,7]
Dwyer Instruments, LLC	Delayed Draw	1.00%			11/20/2032	USD	372,319	(3,696)	(3,723)	[1,2,3]
Dwyer Instruments, LLC	First Lien Term Loan	9.27%	SOFR	475	11/20/2032	USD	626,343	620,117	620,079	[1,3,4]
Dwyer Instruments, LLC	First Lien Term Loan	9.08%	SOFR	475	11/20/2032	USD	2,497,323	2,472,612	2,472,350	[1,3,4]
Dwyer Instruments, LLC	Revolver	11.50%	PRIME	375	11/20/2032	USD	250,001	33,539	33,503	[1,3,4,7]
Dwyer Instruments, LLC	Delayed Draw	9.08%	SOFR	475	7/21/2027	USD	1,903,352	1,865,285	1,884,319	[1,3,4,6]
Dwyer Instruments, LLC	First Lien Term Loan	9.08%	SOFR	475	7/21/2027	USD	14,773,095	14,596,555	14,625,364	[1,3,4]
Dwyer Instruments, LLC	First Lien Term Loan	9.08%	SOFR	475	7/21/2027	USD	1,953,979	1,920,223	1,934,439	[1,3,4,6]
Dwyer Instruments, LLC	Revolver	11.50%	PRIME	375	7/21/2027	USD	2,877,190	899,122	870,350	[1,3,4,6,7]
Dwyer Instruments, LLC	Delayed Draw	9.08%	SOFR	475	7/21/2029	USD	2,277,762	2,238,524	2,254,985	[1,3,4,6]
Dwyer Instruments, LLC	Delayed Draw	1.00%			7/21/2029	USD	984,420	(9,758)	(9,844)	[1,2,3]
Dwyer Instruments, LLC	First Lien Term Loan	9.27%	SOFR	475	7/21/2029	USD	16,619,712	16,455,817	16,453,515	[1,3,4]
Dwyer Instruments, LLC	First Lien Term Loan	9.08%	SOFR	475	7/21/2029	USD	1,745,296	1,715,293	1,727,843	[1,3,4]
Dwyer Instruments, LLC	Revolver	11.50%	PRIME	375	7/21/2029	USD	2,395,868	616,351	615,964	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Echo Global Logistics, Inc.	Second Lien Term Loan	11.46%	SOFR	710	11/23/2029	USD	8,000,000	7,888,000	7,888,931	[1,3,4]
EIS Legacy Holdco, LLC	Delayed Draw	1.00%			11/5/2031	USD	852,273	(8,429)	(7,826)	[1,2,3]
EIS Legacy Holdco, LLC	First Lien Term Loan	9.31%	SOFR	475	11/5/2031	USD	1,789,773	1,772,149	1,773,339	[1,3,4]
EIS Legacy Holdco, LLC	Revolver	0.50%			11/5/2031	USD	250,000	(2,445)	(2,296)	[1,2,3]
Energy Acquisition LP	Delayed Draw	1.00%			5/10/2029	USD	2,548,000	(35,530)	(22,767)	[1,2,3]
Energy Acquisition LP	First Lien Term Loan	11.28%	SOFR	650	5/10/2029	USD	23,700,000	23,474,655	23,488,232	[1,3,4]
EShipping LLC	First Lien Term Loan	9.47%	SOFR	500	11/5/2027	USD	3,490,773	3,451,398	3,490,773	[1,3,4]
Excelitas Technologies Corp.	Delayed Draw	1.00%			8/12/2029	USD	1,945,304	(27,510)	24,316	[1,2,3,6]
Fastener Distribution Holdings, LLC	Delayed Draw	1.00%			11/4/2031	USD	787,352	(7,785)	(7,278)	[1,2,3]
Fastener Distribution Holdings, LLC	First Lien Term Loan	9.31%	SOFR	475	11/4/2031	USD	2,106,167	2,085,433	2,086,698	[1,3,4]
Flint OpCo, LLC	Delayed Draw	9.08%	SOFR	475	8/15/2030	USD	3,208,648	974,705	1,005,377	[1,3,4,6,7]
Flint OpCo, LLC	Delayed Draw	9.04%	SOFR	475	8/15/2030	USD	2,722,817	2,654,748	2,722,817	[1,3,4,6]
Flint OpCo, LLC	First Lien Term Loan	9.08%	SOFR	475	8/15/2030	USD	6,467,097	6,327,123	6,467,097	[1,3,4,6]
Flint OpCo, LLC	Revolver	0.50%			8/15/2030	USD	1,026,252	(25,656)	-	[1,2,3,6]
Flow Control Solutions, Inc.	First Lien Term Loan	9.33%	SOFR	500	3/31/2028	USD	1,253,375	1,222,393	1,245,563	[1,3,4,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Flow Control Solutions, Inc.	Revolver	0.50%			3/31/2028	USD	420,949	$-	$(2,666)	[1,2,3,6]
Flow Control Solutions, Inc.	Delayed Draw	9.33%	SOFR	500	3/31/2029	USD	1,515,205	10,962	23,025	[1,3,4,6,7]
Flow Control Solutions, Inc.	Revolver	0.50%			3/31/2029	USD	806,287	(10,942)	(5,106)	[1,2,3,6]
FLS Holding, Inc.	Revolver	9.73%	SOFR	525	12/17/2027	USD	2,000,000	959,992	842,780	[1,3,4,7]
FLS Holding, Inc.	Delayed Draw	9.69%	SOFR	525	12/17/2028	USD	4,912,500	4,814,250	4,526,327	[1,3,4]
FLS Holding, Inc.	First Lien Term Loan	9.71%	SOFR	525	12/17/2028	USD	22,597,500	22,301,269	20,821,106	[1,3,4]
Fortis Solutions Group, LLC	Revolver	9.83%	SOFR	550	10/15/2027	USD	2,787,567	975,870	1,021,702	[1,3,4,7]
Fortis Solutions Group, LLC	Delayed Draw	9.93%	SOFR	550	10/15/2028	USD	7,626,877	727,918	695,909	[1,3,4,7]
Fortis Solutions Group, LLC	Delayed Draw	9.83%	SOFR	550	10/15/2028	USD	7,581,167	495,837	650,525	[1,3,4,7]
Fortis Solutions Group, LLC	First Lien Term Loan	9.93%	SOFR	550	10/15/2028	USD	20,076,886	19,756,886	19,933,947	[1,3,4]
Geo TopCo Corporation	First Lien Term Loan	9.41%	SOFR	475	10/15/2031	USD	46,979,141	46,747,866	46,775,115	[1,3,4,6]
Geo TopCo Corporation	Revolver	11.75%	PRIME	475	10/15/2031	USD	6,524,881	2,126,962	2,130,301	[1,3,4,6,7]
GeoStabilization International, LLC	Delayed Draw	1.00%			10/15/2031	USD	17,399,682	(85,761)	(75,565)	[1,2,3,6]
Global Critical Logistics LLC	Delayed Draw	9.50%	PRIME	500	7/31/2026	USD	24,961,250	20,018,540	20,071,546	[1,3,4,7]
Global Critical Logistics LLC	First Lien Term Loan	9.50%	SOFR	500	7/31/2026	USD	49,750,000	49,252,850	49,305,466	[1,3,4]
GMES Intermediate Holdings, LLC	Delayed Draw	10.68%	SOFR	625	7/6/2029	USD	6,126,624	2,596,155	2,756,279	[1,3,4,7]
GMES Intermediate Holdings, LLC	First Lien Term Loan	10.68%	SOFR	625	7/6/2029	USD	28,024,615	27,510,109	28,184,356	[1,3,4]
GMES Intermediate Holdings, LLC	Revolver	13.25%	PRIME	625	7/6/2029	USD	4,102,564	717,949	717,949	[1,3,4,7]
Graffiti Buyer, Inc.	Delayed Draw	9.93%	SOFR	550	4/29/2030	USD	4,203,869	907,568	914,177	[1,3,4,7]
Graffiti Buyer, Inc.	First Lien Term Loan	10.19%	SOFR	550	4/29/2030	USD	4,624,256	4,560,552	4,566,271	[1,3,4]
Graffiti Buyer, Inc.	Delayed Draw	10.13%	SOFR	550	8/10/2027	USD	4,980,638	4,908,067	4,918,185	[1,3,4]
Graffiti Buyer, Inc.	Delayed Draw	9.93%	SOFR	550	8/10/2027	USD	1,259,531	270,307	273,899	[1,3,4,6,7]
Graffiti Buyer, Inc.	First Lien Term Loan	10.19%	SOFR	550	8/10/2027	USD	1,385,485	1,365,257	1,368,112	[1,3,4,6]
Graffiti Buyer, Inc.	First Lien Term Loan	9.93%	SOFR	550	8/10/2027	USD	10,928,378	10,805,434	10,791,344	[1,3,4]
Graffiti Buyer, Inc.	Revolver	9.97%	SOFR	550	8/10/2027	USD	2,522,321	1,594,835	1,565,842	[1,3,4,7]
Groome Transportation of Arizona, LLC	First Lien Term Loan	10.02%	SOFR	550	11/15/2028	USD	21,625,398	21,427,827	21,355,080	[1,3,4]
Groome Transportation of Arizona, LLC	Revolver	10.02%	SOFR	550	11/15/2028	USD	2,794,726	1,288,874	1,284,470	[1,3,4,7]
Ground Penetrating Radar Systems, LLC	Delayed Draw	1.00%			4/2/2031	USD	18,054,911	(257,195)	-	[1,2,3]
Ground Penetrating Radar Systems, LLC	First Lien Term Loan	9.77%	SOFR	575	4/2/2031	USD	75,830,626	74,774,207	75,830,626	[1,3,4]
Ground Penetrating Radar Systems, LLC	Revolver	9.82%	SOFR	525	4/2/2031	USD	2,000,000	984,443	1,011,628	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Ground Penetrating Radar Systems, LLC	Revolver	9.82%	SOFR	525	4/2/2031	USD	7,629,286	$541,356	$644,428	[1,3,4,7]
GS Seer Group Borrower LLC	Revolver	0.50%			4/28/2029	USD	733,945	(25,345)	(10,232)	[1,2,3]
GS Seer Group Borrower LLC	Delayed Draw	11.08%	SOFR	675	4/28/2030	USD	2,742,180	1,339,087	1,382,603	[1,3,4,7]
GS Seer Group Borrower LLC	First Lien Term Loan	11.08%	SOFR	675	4/28/2030	USD	6,432,339	6,271,421	6,342,668	[1,3,4]
HCR Commerical Roofing Holdings, Inc.	First Lien Term Loan	9.61%	SOFR	525	3/9/2027	USD	994,000	980,803	979,090	[1,3,4]
HCR Commerical Roofing Holdings, Inc.	Revolver	9.61%	SOFR	525	3/9/2027	USD	111,000	20,746	20,535	[1,3,4,7]
HeartLand PPC Buyer, LLC	Delayed Draw	9.58%	SOFR	525	12/12/2029	USD	4,636,366	2,794,301	2,828,365	[1,3,4,6,7]
HeartLand PPC Buyer, LLC	First Lien Term Loan	9.58%	SOFR	525	12/12/2029	USD	22,924,334	22,522,770	22,675,893	[1,3,4,6]
HeartLand PPC Buyer, LLC	Revolver	9.58%	SOFR	525	12/12/2029	USD	5,430,793	2,723,434	2,756,108	[1,3,4,6,7]
Helix Acquisition Holdings, Inc.	First Lien Term Loan	11.46%	ARR CSA	700	3/31/2030	USD	17,972,293	17,597,309	18,062,154	[1,3,4]
High Bar Brands Operating, LLC	Delayed Draw	9.58%	SOFR	525	12/19/2029	USD	3,297,402	1,324,788	1,355,445	[1,3,4,6,7]
High Bar Brands Operating, LLC	First Lien Term Loan	9.58%	SOFR	525	12/19/2029	USD	9,542,681	9,375,717	9,457,414	[1,3,4,6]
High Bar Brands Operating, LLC	Revolver	0.50%			12/19/2029	USD	1,508,774	(25,262)	(13,481)	[1,2,3,6]
Highground Restoration Group, Inc.	Delayed Draw	10.22%	ARR CSA	575	11/17/2028	USD	14,812,500	14,664,375	14,920,631	[1,3,4]
Highground Restoration Group, Inc.	First Lien Term Loan	10.22%	ARR CSA	575	11/17/2028	USD	47,301,365	46,579,019	47,049,177	[1,3,4]
HP RSS Buyer, Inc.	Delayed Draw	9.51%	SOFR	500	12/11/2029	USD	3,033,472	2,979,556	3,033,472	[1,3,4,6]
HP RSS Buyer, Inc.	Delayed Draw	9.33%	SOFR	500	12/11/2029	USD	4,162,480	4,089,691	4,162,480	[1,3,4,6]
HP RSS Buyer, Inc.	First Lien Term Loan	9.33%	SOFR	500	12/11/2029	USD	8,388,603	8,242,132	8,388,603	[1,3,4,6]
HPS Industrials	First Lien Term Loan	9.59%	SOFR	525	7/26/2027	USD	9,610,662	9,575,991	9,610,662	[1,3,4,6]
Hydraulic Technologies USA LLC	Revolver	9.84%	SOFR	550	6/3/2030	USD	3,148,500	383,265	389,018	[1,3,4,6,7]
Hydraulic Technologies USA LLC	First Lien Term Loan	9.97%	SOFR	550	6/3/2031	USD	20,172,960	19,790,724	19,841,247	[1,3,4,6]
ID Images Acquisition	First Lien Term Loan	10.11%	SOFR	575	7/30/2026	USD	14,152,972	13,995,749	13,920,249	[1,3,4]
Infogain Corporation	First Lien Term Loan	10.21%	SOFR	575	7/30/2028	USD	19,550,000	19,284,711	19,550,000	[1,3,4]
Jade Bidco Limited	First Lien Term Loan	9.84%	SOFR	525	2/21/2029	USD	23,174,112	22,762,720	23,174,112	[1,3,4]
Jade Bidco Limited	First Lien Term Loan	8.43%	EURIBOR	525	2/21/2029	EUR	3,288,430	3,632,706	3,406,287	[1,3,4,5]
Jet Equipment & Tools	First Lien Term Loan	8.42%	CORRA	525	12/28/2028	CAD	3,200,000	2,315,952	2,226,087	[1,3,4,5]
Keel Platform, LLC	Delayed Draw	9.58%	SOFR	525	1/19/2031	USD	3,421,767	771,052	776,379	[1,3,4,7]
Keel Platform, LLC	First Lien Term Loan	9.58%	SOFR	525	1/19/2031	USD	11,690,487	11,531,433	11,545,067	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Kittyhawk, Inc.	First Lien Term Loan	9.58%	SOFR	525	4/26/2029	USD	1,994,400	$1,958,701	$1,954,512	[1,3,4]
Kittyhawk, Inc.	Revolver	0.50%			4/26/2029	USD	466,500	(8,100)	(9,330)	[1,2,3]
Kleinfelder Intermediate LLC	Revolver	12.00%	PRIME	400	9/18/2028	USD	1,475,410	738,934	738,934	[1,3,4,7]
Kleinfelder Intermediate LLC	Delayed Draw	1.00%			9/18/2030	USD	2,213,115	(33,197)	-	[1,2,3]
Kleinfelder Intermediate LLC	First Lien Term Loan	9.36%	SOFR	500	9/18/2030	USD	11,226,639	11,077,965	11,226,639	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	10.36%	SOFR	575	10/19/2028	USD	54,993,400	(320,252)	653,400	[1,3,4,7]
KPSKY Acquisition, Inc.	Delayed Draw	10.19%	SOFR	550	10/19/2028	USD	1,465,210	1,435,952	1,323,041	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	10.12%	SOFR	525	10/19/2028	USD	4,928,141	4,829,978	4,449,963	[1,3,4]
KPSKY Acquisition, Inc.	Delayed Draw	9.84%	SOFR	525	10/19/2028	USD	1,002,718	985,274	905,424	[1,3,4]
KPSKY Acquisition, Inc.	First Lien Term Loan	10.19%	SOFR	550	10/19/2028	USD	12,785,657	12,622,155	11,545,065	[1,3,4]
KPSKY Acquisition, Inc.	First Lien Term Loan	9.84%	SOFR	525	10/19/2028	USD	8,750,000	8,597,781	7,900,987	[1,3,4]
L & J Holding Company, LLC	Delayed Draw	1.00%			7/29/2030	USD	1,285,000	(24,821)	(25,700)	[1,2,3]
L & J Holding Company, LLC	First Lien Term Loan	9.34%	SOFR	475	7/29/2030	USD	1,542,000	1,512,765	1,511,160	[1,3,4]
L & J Holding Company, LLC	Revolver	0.50%			7/29/2030	USD	288,000	(5,362)	(5,760)	[1,2,3]
LandCare Holdings, Inc.	First Lien Term Loan	9.59%	SOFR	525	7/26/2027	USD	2,465,616	2,425,217	2,465,616	[1,3,4]
Lav Gear Holdings, Inc.	Delayed Draw	10.93%	SOFR	625	10/31/2025	USD	21,670,000	20,911,666	21,670,000	[1,3,4]
Lav Gear Holdings, Inc.	First Lien Term Loan	10.93%	SOFR	625	10/31/2025	USD	5,487,018	5,374,391	5,487,018	[1,3,4]
Lehman Pipe Buyer, LLC	First Lien Term Loan	9.52%	SOFR	500	8/30/2030	USD	3,876,600	3,802,234	3,799,068	[1,3,4]
Lehman Pipe Buyer, LLC	Revolver	0.50%			8/30/2030	USD	693,750	(13,119)	(13,875)	[1,2,3]
Lereta, LLC	First Lien Term Loan	9.72%	SOFR	525	7/30/2028	USD	17,945,000	17,765,550	15,024,249	[1,3,4]
Liberty Purchaser, LLC	Revolver	11.41%	SOFR	650	11/22/2028	USD	133,183	12,786	10,122	[1,3,4,7]
Liberty Purchaser, LLC	Delayed Draw	11.41%	SOFR	650	11/22/2029	USD	1,404	1,404	1,375	[1,3,4]
Liberty Purchaser, LLC	First Lien Term Loan	11.41%	SOFR	650	11/22/2029	USD	5,691	5,558	5,577	[1,3,4]
Lightbeam Bidco, Inc.	Revolver	0.50%			5/4/2029	USD	934,761	(4,674)	-	[1,2,3,6]
Lightbeam Bidco, Inc.	Delayed Draw	9.33%	SOFR	500	5/4/2030	USD	6,215,748	3,205,385	3,279,971	[1,3,4,6,7]
Lightbeam Bidco, Inc.	First Lien Term Loan	9.33%	SOFR	500	5/4/2030	USD	8,708,778	8,531,481	8,708,778	[1,3,4,6]
LJ Avalon Holdings, LLC	Revolver	0.50%			2/1/2029	USD	1,034,483	(23,018)	-	[1,2,3]
LJ Avalon Holdings, LLC	Delayed Draw	9.51%	SOFR	500	2/1/2030	USD	5,600,922	2,493,176	2,583,681	[1,3,4,7]
LJ Avalon Holdings, LLC	First Lien Term Loan	9.53%	SOFR	500	2/1/2030	USD	10,996,336	10,705,653	10,996,336	[1,3,4]
MAG DS Corp.	First Lien Term Loan	9.93%	SOFR	550	4/1/2027	USD	8,175,604	7,996,596	8,128,742	[1,3,4,9]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Magneto Components Buyco, LLC	Revolver	0.50%			12/5/2029	USD	3,030,303	$(62,695)	$(13,426)	[1,2,3]
Magneto Components Buyco, LLC	Delayed Draw	1.00%			12/5/2030	USD	3,636,364	(84,278)	(16,111)	[1,2,3]
Magneto Components Buyco, LLC	First Lien Term Loan	10.33%	SOFR	600	12/5/2030	USD	18,329,705	17,921,548	18,248,495	[1,3,4]
Mandrake BidCo, Inc.	Revolver	0.50%			8/20/2030	USD	724,000	(6,799)	(6,023)	[1,2,3]
Mandrake BidCo, Inc.	First Lien Term Loan	9.34%	SOFR	475	8/20/2031	USD	4,526,000	4,482,407	4,488,349	[1,3,4]
Marcone Yellowstone Buyer, Inc.	Delayed Draw	11.46%	ARR CSA	700	6/23/2028	USD	6,879,130	6,805,421	6,301,172	[1,3,4]
Marcone Yellowstone Buyer, Inc.	First Lien Term Loan	11.46%	ARR CSA	700	6/23/2028	USD	21,365,530	21,151,875	19,570,483	[1,3,4]
MEI Buyer, LLC	Delayed Draw	9.30%	SOFR	500	6/29/2029	USD	2,079,379	2,048,189	2,079,379	[1,3,4,6]
MEI Buyer, LLC	First Lien Term Loan	9.57%	SOFR	500	6/29/2029	USD	14,823,173	14,435,423	14,823,173	[1,3,4,6]
MEI Buyer, LLC	Revolver	9.40%	SOFR	500	6/29/2029	USD	2,287,317	207,938	207,938	[1,3,4,6,7]
Monarch Landscape Holdings, LLC	Delayed Draw	9.33%	SOFR	500	3/31/2028	USD	3,252,271	3,219,749	3,232,327	[1,3,4,6]
Monarch Landscape Holdings, LLC	First Lien Term Loan	9.33%	SOFR	500	3/31/2028	USD	4,188,321	4,125,355	4,162,637	[1,3,4,6]
Monroe Engineering Group LLC	Delayed Draw	9.60%	SOFR	525	12/20/2028	USD	18,000,000	1,776,000	1,776,000	[1,3,4,7]
Motion & Control Enterprises LLC	Delayed Draw	10.50%	SOFR	600	6/1/2028	USD	8,181,872	8,018,170	8,063,132	[1,3,4,6]
Motion & Control Enterprises LLC	Delayed Draw	1.00%			6/1/2028	USD	2,785,793	(40,721)	(40,429)	[1,2,3,6]
Motion & Control Enterprises LLC	First Lien Term Loan	10.59%	SOFR	600	6/1/2028	USD	1,707,422	1,682,877	1,682,643	[1,3,4,6]
Motion & Control Enterprises LLC	First Lien Term Loan	10.50%	SOFR	600	6/1/2028	USD	2,689,621	2,635,302	2,650,588	[1,3,4,6]
Motion & Control Enterprises LLC	First Lien Term Loan	10.50%	SOFR	600	6/1/2028	USD	29,700,000	29,115,602	29,268,978	[1,3,4]
Motion & Control Enterprises LLC	Revolver	10.51%	SOFR	600	6/1/2028	USD	1,410,566	1,128,453	1,107,982	[1,3,4,6,7]
My Buyer, LLC	Delayed Draw	1.00%			1/26/2030	USD	564,000	(9,586)	(11,280)	[1,2,3]
My Buyer, LLC	First Lien Term Loan	9.83%	SOFR	550	1/26/2030	USD	1,425,200	1,399,939	1,396,696	[1,3,4]
My Buyer, LLC	Revolver	9.83%	SOFR	550	1/26/2030	USD	423,750	148,193	146,900	[1,3,4,7]
NEFCO Holding Company LLC	Delayed Draw	10.19%	SOFR	575	8/5/2028	USD	133,773	133,155	133,104	[1,3,4]
NEFCO Holding Company LLC	Delayed Draw	10.03%	SOFR	575	8/5/2028	USD	303,620	302,218	302,101	[1,3,4]
NEFCO Holding Company LLC	First Lien Term Loan	10.27%	SOFR	575	8/5/2028	USD	897,290	893,149	888,318	[1,3,4]
NEFCO Holding Company LLC	First Lien Term Loan	10.27%	SOFR	575	8/5/2028	USD	676,498	671,818	673,116	[1,3,4]
NEFCO Holding Company LLC	Revolver	12.75%	PRIME	475	8/5/2028	USD	170,010	169,261	169,160	[1,3,4]
NEFCO Holding Company LLC	Revolver	12.25%	PRIME	475	8/5/2028	USD	15,434	15,367	15,357	[1,3,4,7]
NFM & J, LP	Delayed Draw	10.59%	SOFR	575	11/30/2027	USD	5,565,015	566,917	536,666	[1,3,4,7]
NFM & J, LP	First Lien Term Loan	10.37%	SOFR	575	11/30/2027	USD	9,935,479	9,858,983	9,783,046	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
NFM & J, LP	Revolver	12.25%	PRIME	475	11/30/2027	USD	2,226,563	$985,835	$967,793	[1,3,4,7]
Northstar Recycling, Inc.	Revolver	0.50%			10/1/2027	USD	2,000,000	-	(25,000)	[1,2,3]
Northstar Recycling, Inc.	Delayed Draw	1.00%			12/23/2030	USD	4,411,765	(55,037)	(55,147)	[1,2,3]
Northstar Recycling, Inc.	First Lien Term Loan	8.98%	SOFR	465	12/23/2030	USD	17,647,059	17,427,371	17,426,471	[1,3,4]
Northstar Recycling, Inc.	Revolver	0.50%			12/23/2030	USD	2,941,176	(36,616)	(36,765)	[1,2,3]
PAG Holding Corporation	Delayed Draw	9.58%	SOFR	525	12/26/2029	USD	6,954,760	6,829,589	6,840,115	[1,3,4]
PAG Holding Corporation	First Lien Term Loan	9.58%	SOFR	525	12/26/2029	USD	20,971,410	20,604,677	20,625,711	[1,3,4]
PAG Holding Corporation	Revolver	9.91%	SOFR	550	12/26/2029	USD	1,900,739	1,096,607	1,097,345	[1,3,4,7]
PAG Holding Corporation	First Lien Term Loan	9.58%	SOFR	525	9/23/2030	USD	14,020,396	13,783,196	13,789,279	[1,3,4]
PAG Holding Corporation	Revolver	0.50%			9/23/2030	USD	1,525,116	(25,488)	(25,140)	[1,2,3]
Panda Acquisition LLC	First Lien Term Loan	12.93%	SOFR	850	10/18/2028	USD	15,400,000	13,088,105	14,030,612	[1,3,4]
Paris US Holdco, Inc.	Delayed Draw	1.00%			12/2/2031	USD	1,079,157	(10,729)	(10,792)	[1,2,3,6]
Paris US Holdco, Inc.	First Lien Term Loan	9.55%	SOFR	500	12/2/2031	USD	4,181,733	4,140,257	4,139,916	[1,3,4,6]
Paris US Holdco, Inc.	Revolver	0.50%			12/2/2031	USD	764,932	(7,563)	(7,649)	[1,2,3,6]
PCX Holding Corp.	Delayed Draw	10.91%	SOFR	625	4/22/2027	USD	3,062,852	2,986,285	2,973,439	[1,3,4]
PCX Holding Corp.	Delayed Draw	10.73%	SOFR	625	4/22/2027	USD	3,034,375	2,999,478	2,945,793	[1,3,4]
PCX Holding Corp.	First Lien Term Loan	10.73%	SOFR	625	4/22/2027	USD	6,046,875	5,986,406	5,870,350	[1,3,4]
PCX Holding Corp.	Revolver	10.80%	SOFR	625	4/22/2027	USD	625,000	625,000	606,755	[1,3,4]
Pele Buyer LLC	First Lien Term Loan	9.59%, 0.50% PIK	SOFR	550	6/18/2026	USD	6,475,519	6,472,553	6,226,789	[1,3,4,7,8]
Playpower, Inc.	First Lien Term Loan	9.58%	SOFR	525	8/28/2030	USD	21,717,172	21,404,974	21,423,290	[1,3,4]
Playpower, Inc.	Revolver	0.50%			8/28/2030	USD	3,282,828	(46,511)	(44,424)	[1,2,3]
Polycorp Ltd.	Delayed Draw	1.00%			1/24/2030	USD	5,340,000	(58,243)	(85,216)	[1,2,3]
Polycorp Ltd.	First Lien Term Loan	10.11%	SOFR	575	1/24/2030	USD	6,534,000	6,459,778	6,429,730	[1,3,4]
Polycorp Ltd.	Revolver	10.11%	SOFR	575	1/24/2030	USD	1,337,500	199,348	192,656	[1,3,4,7]
Polyphase Elevator Holding Company	Delayed Draw	5.43%, 5.00% PIK	SOFR	100	6/23/2027	USD	3,376,284	3,356,001	2,847,578	[1,3,4,8]
Polyphase Elevator Holding Company	First Lien Term Loan	5.43%, 5.00% PIK	SOFR	100	6/23/2027	USD	9,885,443	9,798,226	8,337,442	[1,3,4,8]
Power Grid Holdings, Inc.	First Lien Term Loan	9.08%	SOFR	475	12/2/2030	USD	44,140,209	43,706,275	44,140,209	[1,3,4]
Power Grid Holdings, Inc.	Revolver	9.10%	SOFR	475	12/2/2030	USD	7,700,000	191,399	290,000	[1,3,4,7]
Power Grid Holdings, Inc.	First Lien Term Loan	9.08%	SOFR	475	12/2/2030	USD	18,052,970	17,770,526	18,052,970	[1,3,4,6]
Power Grid Holdings, Inc.	Revolver	0.50%			12/2/2030	USD	3,449,535	(59,053)	-	[1,2,3,6]
Pregis TopCo LLC	Second Lien Term Loan	12.21%	SOFR	775	8/1/2029	USD	5,000,000	4,949,994	5,000,000	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Process Insights Acquisition, Inc.	Delayed Draw	1.00%			7/18/2029	USD	1,620,679	$(20,258)	$-	[1,2,3,6]
Process Insights Acquisition, Inc.	First Lien Term Loan	10.52%	SOFR	600	7/18/2029	USD	9,191,681	9,001,640	9,191,681	[1,3,4,6]
Process Insights Acquisition, Inc.	Revolver	10.64%	SOFR	625	7/18/2029	USD	1,620,679	1,408,370	1,408,370	[1,3,4,6,7]
PT Intermediate Holdings III, LLC	Delayed Draw	7.58%, 1.75% PIK	SOFR	325	10/15/2025	USD	12,838,000	12,709,620	12,880,365	[1,3,4,8]
PT Intermediate Holdings III, LLC	Delayed Draw	9.33%	SOFR	475	10/15/2025	USD	4,869,565	1,123,389	1,148,244	[1,3,4,7]
PT Intermediate Holdings III, LLC	First Lien Term Loan	7.58%, 1.75% PIK	SOFR	325	10/15/2025	USD	25,487,699	25,421,590	25,571,809	[1,3,4,8]
PT Intermediate Holdings III, LLC	Delayed Draw	7.58%, 1.75% PIK	SOFR	325	11/1/2028	USD	9,207,533	9,115,457	9,237,917	[1,3,4,8]
PT Intermediate Holdings III, LLC	Delayed Draw	1.00%			11/1/2028	USD	1,250,250	-	4,126	[1,2,3]
PT Intermediate Holdings III, LLC	First Lien Term Loan	7.58%, 1.75% PIK	SOFR	325	11/1/2028	USD	3,723,861	3,700,048	3,736,149	[1,3,4,8]
R1 Holdings LLC	Delayed Draw	10.84%	SOFR	625	12/29/2028	USD	3,489,444	1,169,969	1,250,863	[1,3,4,7]
R1 Holdings LLC	First Lien Term Loan	10.84%	SOFR	625	12/29/2028	USD	13,536,667	13,234,781	13,577,277	[1,3,4]
R1 Holdings LLC	Revolver	10.81%	SOFR	625	12/29/2028	USD	2,714,932	595,868	617,647	[1,3,4,7]
Radwell Parent, LLC	Delayed Draw	1.00%			4/1/2029	USD	8,449,219	(69,913)	(80,007)	[1,2,3]
Radwell Parent, LLC	First Lien Term Loan	9.83%	SOFR	550	4/1/2029	USD	59,606,761	59,084,290	59,042,338	[1,3,4]
Radwell Parent, LLC	Revolver	9.83%	SOFR	550	4/1/2029	USD	2,921,300	584,260	556,598	[1,3,4,7]
RCS Industrials	First Lien Term Loan	9.96%	SOFR	550	1/31/2025	USD	1,357,609	1,347,527	1,355,595	[1,3,4,6]
RCS Industrials	Revolver	0.50%			1/31/2025	USD	285,714	-	(424)	[1,2,3,6]
Red Fox CD Acquisition Corporation	Delayed Draw	10.66%	SOFR	600	3/4/2030	USD	1,827,853	1,794,363	1,806,946	[1,3,4,6]
Red Fox CD Acquisition Corporation	Delayed Draw	10.51%	SOFR	600	3/4/2030	USD	4,061,896	3,986,844	4,015,435	[1,3,4,6]
Red Fox CD Acquisition Corporation	Delayed Draw	10.33%	SOFR	600	3/4/2030	USD	9,003,868	3,355,220	3,417,323	[1,3,4,6,7]
Relevant Industrial, LLC	Delayed Draw	1.00%			12/30/2030	USD	2,446,043	(30,500)	(30,576)	[1,2,3,6]
Relevant Industrial, LLC	First Lien Term Loan	9.10%	SOFR	475	12/30/2030	USD	6,474,820	6,394,210	6,393,885	[1,3,4,6]
Relevant Industrial, LLC	Revolver	0.50%			12/30/2030	USD	1,079,137	(13,423)	(13,489)	[1,2,3,6]
Renovation Systems, LLC	Delayed Draw	10.36%	SOFR	600	1/23/2028	USD	719,504	709,201	708,712	[1,3,4]
Renovation Systems, LLC	Delayed Draw	1.00%			1/23/2028	USD	1,501,500	(18,185)	(22,522)	[1,2,3]
Renovation Systems, LLC	First Lien Term Loan	10.58%	SOFR	625	1/23/2028	USD	4,746,260	4,683,617	4,675,064	[1,3,4]
Renovation Systems, LLC	Revolver	13.75%	PRIME	525	1/23/2028	USD	240,054	188,611	188,444	[1,3,4,7]
RJW Group Holdings, Inc.	Delayed Draw	1.00%			11/26/2031	USD	1,217,391	(21,238)	(21,364)	[1,2,3]
RJW Group Holdings, Inc.	First Lien Term Loan	9.58%	SOFR	525	11/26/2031	USD	16,521,739	16,234,611	16,231,799	[1,3,4]
RKD Group, LLC	Delayed Draw	10.46%	SOFR	600	4/10/2026	USD	1,059,651	790,821	784,774	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Rocket Bidco Limited	Delayed Draw	9.95%	SONIA	470	3/9/2029	GBP	13,639,922	$17,411,526	$17,075,515	[1,3,4,5,6]
Rotation Buyer, LLC	Delayed Draw	1.00%			12/27/2031	USD	473,934	(4,735)	(4,739)	[1,2,3]
Rotation Buyer, LLC	First Lien Term Loan	9.08%	SOFR	475	12/27/2031	USD	1,848,341	1,829,883	1,829,858	[1,3,4]
Rotation Buyer, LLC	Revolver	9.08%	SOFR	475	12/27/2031	USD	242,537	51,908	51,903	[1,3,4,7]
RPM Intermediate Holdings, Inc.	Delayed Draw	10.72%	SOFR	625	9/11/2028	USD	2,675,112	1,324,749	1,380,469	[1,3,4,7]
RPM Intermediate Holdings, Inc.	First Lien Term Loan	10.72%	SOFR	625	9/11/2028	USD	9,747,768	9,533,641	9,884,237	[1,3,4]
Safety Products Holdings, LLC	First Lien Term Loan	9.51%	SOFR	500	12/15/2026	USD	9,798,859	9,682,710	9,750,540	[1,3,4]
SEI Holding I Corporation	First Lien Term Loan	9.36%	SOFR	500	3/27/2028	USD	16,025,058	15,678,236	15,892,084	[1,3,4]
SEI Holding I Corporation	Revolver	14.25%	FIXED	850	3/27/2028	USD	1,439,535	390,849	378,904	[1,3,4,7]
SEI Holding I Corporation	Delayed Draw	9.36%	SOFR	500	3/27/2028	USD	12,658,250	5,835,511	5,946,826	[1,3,4,7]
SEI Holding I Corporation	Revolver	0.50%			3/27/2028	USD	1,003,270	(9,012)	(8,325)	[1,2,3]
SEKO Global Logistics Network, LLC	First Lien Term Loan	16.52%	SOFR	1200	11/17/2029	USD	4,747,006	4,747,006	4,747,006	[1,3,4]
SEKO Global Logistics Network, LLC	First Lien Term Loan	12.52%	SOFR	800	11/17/2029	USD	1,736,560	1,714,391	1,714,391	[1,3,4]
Sonny's Enterprises, LLC	Revolver	9.98%	SOFR	550	8/5/2027	USD	642,787	320,758	319,840	[1,3,4,7]
Sonny's Enterprises, LLC	Revolver	0.50%			8/5/2027	USD	640,244	-	(914)	[1,2,3]
Sonny's Enterprises, LLC	Delayed Draw	10.17%	SOFR	550	8/5/2028	USD	740,095	729,008	739,039	[1,3,4]
Sonny's Enterprises, LLC	First Lien Term Loan	10.17%	SOFR	550	8/5/2028	USD	9,965,982	9,816,328	9,951,757	[1,3,4]
Spartronics LLC	First Lien Term Loan	9.91%	SOFR	525	12/31/2025	USD	7,130,866	7,077,384	7,130,866	[1,3,4]
Spartronics LLC	Revolver	9.21%	SOFR	475	12/31/2025	USD	4,007,350	3,228,807	3,228,830	[1,3,4,7]
Spectrum Safety Solutions Purchaser, LLC	Revolver	9.52%	SOFR	500	7/1/2030	USD	4,340,580	1,285	108	[1,3,4,7]
Spectrum Safety Solutions Purchaser, LLC	Revolver	9.31%	SOFR	500	7/1/2030	USD	28,986	28,556	28,551	[1,3,4]
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	1.00%			7/1/2031	USD	2,173,913	(32,364)	(32,609)	[1,2,3]
Spectrum Safety Solutions Purchaser, LLC	First Lien Term Loan	9.59%	SOFR	500	7/1/2031	USD	4,094,203	4,035,835	4,032,790	[1,3,4]
Spectrum Safety Solutions Purchaser, LLC	First Lien Term Loan	9.31%	SOFR	500	7/1/2031	USD	8,188,406	8,066,882	8,065,580	[1,3,4]
Spectrum Safety Solutions, LLC	Revolver	9.59%	SOFR	500	7/1/2030	USD	2,130,434	477,742	475,290	[1,3,4,7]
Spectrum Safety Solutions, LLC	Revolver	9.52%	SOFR	500	7/1/2030	USD	21,739	21,438	21,413	[1,3,4]
Spectrum Safety Solutions, LLC	Delayed Draw	1.00%			7/1/2031	USD	2,173,914	(31,486)	(32,608)	[1,2,3]
Spectrum Safety Solutions, LLC	First Lien Term Loan	9.59%	SOFR	500	7/1/2031	USD	5,181,160	5,107,296	5,103,442	[1,3,4]
Spectrum Safety Solutions, LLC	First Lien Term Loan	9.33%	SOFR	500	7/1/2031	USD	1,086,957	1,071,469	1,070,652	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Standard Elevator Systems	First Lien Term Loan	10.34%	SOFR	575	12/2/2027	USD	9,719,974	$9,607,982	$9,088,219	[1,3,4]
Stats Intermediate Holdings, LLC	First Lien Term Loan	10.03%	SOFR	525	7/10/2026	USD	3,728,366	3,650,804	3,688,752	[1,3,4]
Superior Industries International, Inc.	First Lien Term Loan	11.88%	SOFR	750	12/15/2028	USD	9,441,887	9,221,556	9,205,840	[1,3,4]
SureWerx Purchaser III, Inc.	Revolver	9.58%	SOFR	525	12/28/2028	USD	1,300,000	1,078,388	1,079,000	[1,3,4,7]
SureWerx Purchaser III, Inc.	Revolver	9.58%	SOFR	525	12/28/2028	USD	42,376	40,587	40,866	[1,3,4,6,7]
SureWerx Purchaser III, Inc.	Delayed Draw	1.00%			12/28/2029	USD	1,875,000	(37,500)	-	[1,2,3]
SureWerx Purchaser III, Inc.	First Lien Term Loan	9.58%	SOFR	525	12/28/2029	USD	9,033,750	8,820,445	9,033,750	[1,3,4]
SureWerx Purchaser III, Inc.	First Lien Term Loan	9.18%	CORRA	525	12/28/2029	CAD	419,296	304,700	291,684	[1,3,4,5,6]
SurfacePrep Buyer, LLC	Delayed Draw	9.30%	SOFR	500	2/2/2030	USD	6,480,000	3,712,128	3,790,800	[1,3,4,7]
SurfacePrep Buyer, LLC	Delayed Draw	1.00%			2/2/2030	USD	1,842,734	(34,232)	-	[1,2,3,6]
SurfacePrep Buyer, LLC	First Lien Term Loan	9.30%	SOFR	500	2/2/2030	USD	34,344,000	33,752,644	34,344,000	[1,3,4]
SurfacePrep Buyer, LLC	First Lien Term Loan	9.30%	SOFR	500	2/2/2030	USD	23,533,710	23,114,708	23,533,710	[1,3,4,6]
SurfacePrep Buyer, LLC	Revolver	9.30%	SOFR	500	2/2/2030	USD	6,480,000	702,028	810,000	[1,3,4,7]
SurfacePrep Buyer, LLC	Revolver	9.30%	SOFR	500	2/2/2030	USD	4,440,322	478,609	555,040	[1,3,4,6,7]
SurfacePrep Buyer, LLC	Delayed Draw	9.30%	SOFR	500	2/4/2030	USD	2,597,588	2,549,771	2,597,588	[1,3,4,6]
SV Newco 2, Inc.	Delayed Draw	1.00%			5/31/2031	USD	7,812,501	(113,430)	(53,152)	[1,2,3]
SV Newco 2, Inc.	First Lien Term Loan	9.26%	SOFR	475	5/31/2031	USD	12,500,000	12,321,149	12,321,141	[1,3,4]
SV Newco 2, Inc.	Revolver	0.50%			5/31/2031	USD	4,687,501	(65,821)	(67,072)	[1,2,3]
SV-Areo Holdings, LLC	Delayed Draw	1.00%			11/1/2026	USD	13,432,836	(67,164)	(59,444)	[1,2,3]
SV-Areo Holdings, LLC	First Lien Term Loan	9.76%	SOFR	525	11/1/2030	USD	61,567,164	61,264,870	61,294,713	[1,3,4]
Tank Holding Corp.	First Lien Term Loan	10.25%	SOFR	575	3/31/2028	USD	61,797,144	61,027,685	61,121,237	[1,3,4]
Tank Holding Corp.	Revolver	10.47%	SOFR	575	3/31/2028	USD	1,780,415	1,350,148	1,330,675	[1,3,4,7]
TecoStar Holdings, Inc.	First Lien Term Loan	8.29%, 4.50% PIK	SOFR	400	7/7/2029	USD	21,157,538	20,739,017	20,886,951	[1,3,4,8]
The Colt Group Intermediate, LLC	Delayed Draw	8.83%	SOFR	450	10/17/2030	USD	1,676,470	432,203	432,438	[1,3,4,6,7]
The Colt Group Intermediate, LLC	First Lien Term Loan	9.75%	SOFR	500	10/17/2030	USD	2,235,294	2,197,151	2,197,173	[1,3,4,6]
The Colt Group Intermediate, LLC	Revolver	9.75%	SOFR	500	10/17/2030	USD	838,235	41,704	41,586	[1,3,4,6,7]
The Vertex Companies, Inc.	Delayed Draw	10.46%	SOFR	600	8/31/2027	USD	3,868,162	3,810,202	3,813,051	[1,3,4]
The Vertex Companies, Inc.	First Lien Term Loan	10.69%	SOFR	625	8/31/2027	USD	2,072,500	2,028,770	2,042,972	[1,3,4]
The Vertex Companies, Inc.	First Lien Term Loan	10.46%	SOFR	600	8/31/2027	USD	9,489,131	9,346,794	9,353,934	[1,3,4]
The Vertex Companies, Inc.	First Lien Term Loan	9.96%	SOFR	550	8/31/2027	USD	817,934	804,788	806,281	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
The Vertex Companies, Inc.	Revolver	10.79%	SOFR	600	8/31/2027	USD	1,304,348	$877,574	$877,043	[1,3,4,7]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	11.49%	SOFR	650	12/1/2027	USD	17,999,229	17,999,229	15,994,078	[1,3,4]
Time Manufacturing Acquisition, LLC	First Lien Term Loan	9.89%	EURIBOR	650	12/1/2027	EUR	11,563,053	13,136,492	10,561,182	[1,3,4,5]
Time Manufacturing Acquisition, LLC	Revolver	11.49%	SOFR	650	12/1/2027	USD	3,123,288	1,829,147	1,482,196	[1,3,4,7]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	9.41%	SOFR	475	1/7/2029	USD	14,962,500	14,585,036	14,840,787	[1,3,4]
Tinicum Voltage Acquisition Corp.	First Lien Term Loan	9.41%	SOFR	475	12/15/2028	USD	23,403,846	23,403,846	23,403,846	[1,3,4]
Totnatech, Inc.	First Lien Term Loan	9.11%	SOFR	475	10/8/2030	USD	50,000,000	49,271,246	49,290,690	[1,3,4]
TPC Wire & Cable Corp.	First Lien Term Loan	9.96%	SOFR	550	2/16/2027	USD	653,373	642,758	647,535	[1,3,4,6]
Truck-Lite Co., LLC	Delayed Draw	1.00%			2/13/2030	USD	5,333,333	(69,109)	(80,000)	[1,2,3]
Truck-Lite Co., LLC	First Lien Term Loan	10.27%	SOFR	575	2/13/2030	USD	49,257,023	48,594,305	48,518,167	[1,3,4]
Truck-Lite Co., LLC	Revolver	10.27%	SOFR	575	2/13/2030	USD	3,005,343	432,473	446,287	[1,3,4,6,7]
Truck-Lite Co., LLC	Revolver	10.27%	SOFR	575	2/13/2030	USD	5,333,332	1,299,707	1,288,889	[1,3,4,7]
Truck-Lite Co., LLC	Revolver	10.23%	SOFR	575	2/13/2030	USD	34,281	33,592	33,767	[1,3,4,6]
Truck-Lite Co., LLC	Revolver	10.14%	SOFR	575	2/13/2030	USD	388,523	380,889	382,696	[1,3,4,6]
Truck-Lite Co., LLC	Delayed Draw	1.00%			2/13/2031	USD	3,428,148	(68,683)	(51,422)	[1,2,3,6]
Truck-Lite Co., LLC	First Lien Term Loan	10.27%	SOFR	575	2/13/2031	USD	31,710,370	31,051,529	31,234,715	[1,3,4,6]
Trystar, LLC	Delayed Draw	1.00%			8/6/2031	USD	4,107,126	(39,616)	(36,783)	[1,2,3]
Trystar, LLC	First Lien Term Loan	8.93%	SOFR	450	8/6/2031	USD	7,144,930	7,075,988	7,080,941	[1,3,4]
Trystar, LLC	Revolver	0.50%			8/6/2031	USD	2,834,016	(26,842)	(25,381)	[1,2,3]
Ubeo, LLC	First Lien Term Loan	9.91%	SOFR	525	4/3/2026	USD	22,727,918	22,548,837	22,700,029	[1,3,4]
Ubeo, LLC	Revolver	0.50%			4/3/2026	USD	2,319,369	-	(2,846)	[1,2,3]
Ubeo, LLC	First Lien Term Loan	9.99%	SOFR	525	5/1/2034	USD	1,084,758	1,074,323	1,083,427	[1,3,4]
United Flow Technologies Intermediate Holdco II, LLC	Revolver	9.58%	SOFR	525	6/21/2030	USD	660,114	122,938	122,820	[1,3,4,7]
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw	9.90%	SOFR	525	6/21/2031	USD	33,006	32,536	32,546	[1,3,4]
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw	9.88%	SOFR	525	6/21/2031	USD	290,450	286,280	286,401	[1,3,4]
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw	1.00%			6/21/2031	USD	2,977,112	(43,026)	(41,503)	[1,2,3]
United Flow Technologies Intermediate Holdco II, LLC	First Lien Term Loan	9.58%	SOFR	525	6/21/2031	USD	5,941,022	5,856,609	5,858,200	[1,3,4]
US Anchors Group, Inc.	First Lien Term Loan	9.33%	SOFR	500	7/15/2029	USD	4,601,142	4,521,554	4,492,388	[1,3,4]
US Anchors Group, Inc.	Revolver	0.50%			7/15/2029	USD	856,428	(17,439)	(20,242)	[1,2,3]
USSC Holding Corp.	Delayed Draw	9.75%	SOFR	525	6/21/2030	USD	2,646,586	2,601,065	2,606,888	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
USSC Holding Corp.	First Lien Term Loan	9.58%	SOFR	525	6/21/2030	USD	8,717,400	$8,595,134	$8,586,638	[1,3,4]
USSC Holding Corp.	Revolver	0.50%			6/21/2030	USD	1,877,686	(32,164)	(28,166)	[1,2,3]
UTAC Group	First Lien Term Loan	7.18%, 1.75% PIK	EURIBOR	460	9/29/2027	EUR	1,300,000	1,573,795	1,271,202	[1,3,4,5,8]
Vessco Midco Holdings, LLC	Delayed Draw	9.65%	SOFR	525	7/24/2031	USD	1,184,616	1,172,935	1,172,769	[1,3,4]
Vessco Midco Holdings, LLC	Delayed Draw	9.50%	SOFR	525	7/24/2031	USD	15,315,384	2,068,958	2,067,500	[1,3,4,7]
Vessco Midco Holdings, LLC	Delayed Draw	9.50%	SOFR	525	7/24/2031	USD	8,466,062	2,144,049	2,147,325	[1,3,4,6,7]
Vessco Midco Holdings, LLC	First Lien Term Loan	9.65%	SOFR	525	7/24/2031	USD	24,230,769	23,991,861	23,988,461	[1,3,4]
Vessco Midco Holdings, LLC	First Lien Term Loan	9.11%	SOFR	475	7/24/2031	USD	8,653,846	8,570,828	8,569,955	[1,3,4]
Vessco Midco Holdings, LLC	First Lien Term Loan	9.11%	SOFR	475	7/24/2031	USD	25,398,188	25,144,213	25,151,976	[1,3,4,6]
Vessco Midco Holdings, LLC	Revolver	12.75%	PRIME	425	7/24/2031	USD	3,322,021	299,500	299,998	[1,3,4,6,7]
Vessco Midco Holdings, LLC	Revolver	12.75%	PRIME	425	7/24/2031	USD	269,231	266,659	266,539	[1,3,4]
Vessco Midco Holdings, LLC	Revolver	0.50%			7/24/2031	USD	5,230,769	(50,107)	(51,449)	[1,2,3]
VSG Acquisition Corp.	Delayed Draw	10.47%	SOFR	600	4/11/2028	USD	8,125,279	2,323,163	2,325,033	[1,3,4,6,7]
VSG Acquisition Corp.	First Lien Term Loan	10.47%	SOFR	600	4/11/2028	USD	18,738,936	18,552,824	18,465,461	[1,3,4,6]
VSG Acquisition Corp.	Revolver	10.47%	SOFR	600	4/11/2028	USD	2,333,333	583,333	549,281	[1,3,4,6,7]
Walter Surface Technologies Inc.	Delayed Draw	9.68%	SOFR	525	3/31/2027	USD	5,944,039	2,103,339	2,176,027	[1,3,4,6,7]
Walter Surface Technologies Inc.	First Lien Term Loan	9.68%	SOFR	525	3/31/2027	USD	6,916,610	6,839,803	6,916,610	[1,3,4,6]
Walter Surface Technologies Inc.	First Lien Term Loan	8.74%	CORRA	525	3/31/2027	CAD	6,418,459	4,703,409	4,465,015	[1,3,4,5,6]
Wildcat Buyerco, Inc.	Delayed Draw	1.00%			11/17/2031	USD	2,837,624	(28,234)	(28,376)	[1,2,3,6]
Wildcat Buyerco, Inc.	First Lien Term Loan	9.36%	SOFR	500	11/17/2031	USD	15,890,694	15,732,914	15,731,787	[1,3,4,6]
Wildcat Buyerco, Inc.	Revolver	9.36%	SOFR	500	11/17/2031	USD	2,837,624	255,665	255,386	[1,3,4,6,7]
Wolf-Gordon, Inc.	First Lien Term Loan	9.58%	SOFR	525	5/1/2029	USD	2,665,467	2,617,705	2,612,158	[1,3,4]
Wolf-Gordon, Inc.	Revolver	11.75%	PRIME	425	5/1/2029	USD	497,600	364,715	363,248	[1,3,4,7]
WP CPP Holdings, LLC	First Lien Term Loan	7.70%, 4.13% PIK	SOFR	338	12/1/2029	USD	56	55	56	[1,3,4,8]
Zeus Company LLC	Revolver	0.50%			2/28/2030	USD	793,658	(9,181)	(9,505)	[1,2,3,6]
Zeus Company LLC	Delayed Draw	9.83%	SOFR	550	2/28/2031	USD	1,058,211	362,481	365,574	[1,3,4,6,7]
Zeus Company LLC	First Lien Term Loan	9.83%	SOFR	550	2/28/2031	USD	5,673,660	5,646,546	5,605,714	[1,3,4,6]
Zone Climate Services, Inc.	Delayed Draw	1.00%			3/9/2028	USD	5,322,651	1,134,969	1,165,825	[1,3,6,7]
Zone Climate Services, Inc.	Revolver	10.23%	SOFR	575	3/9/2028	USD	1,064,533	729,828	724,681	[1,3,4,6,7]
								2,758,715,952	2,752,710,877

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Materials — 1.7%
Alpine Acquisition Corp.	First Lien Term Loan	2.00%, 8.44% PIK	SOFR	200	11/30/2026	USD	51,019,482	$50,609,548	$43,798,251	[1,3,4,8]
Alpine Acquisition Corp.	Revolver	10.44%	SOFR	600	11/30/2026	USD	475,868	252,210	184,856	[1,3,4,7]
AquaPhoenix Scientific, LLC	Delayed Draw	9.36%	SOFR	500	7/22/2026	USD	958,400	259,380	258,768	[1,3,4,7]
AquaPhoenix Scientific, LLC	First Lien Term Loan	9.36%	SOFR	500	7/22/2026	USD	71,880	71,240	71,161	[1,3,4]
Berlin Packaging LLC	Second Lien Term Loan	12.00%	PRIME	725	6/7/2032	USD	3,302,014	3,295,253	3,260,472	[1,3,4]
Berlin Packaging LLC	Second Lien Term Loan	9.93%	EURIBOR	725	6/7/2032	EUR	13,068,750	14,494,054	13,171,472	[1,3,4,5]
CFS Brands, LLC	Revolver	0.50%			10/2/2029	USD	2,439,024	(48,781)	-	[1,2,3,6]
CFS Brands, LLC	Delayed Draw	1.00%			10/2/2030	USD	837,398	(16,260)	-	[1,2,3,6]
CFS Brands, LLC	First Lien Term Loan	9.36%	SOFR	500	10/2/2030	USD	16,643,902	16,359,900	16,643,902	[1,3,4,6]
Cold Chain Technologies, LLC	First Lien Term Loan	10.08%	SOFR	575	8/2/2025	USD	4,962,500	4,927,163	4,962,500	[1,3,4,6]
DCG Acquisition Corp.	Delayed Draw	1.00%			6/13/2031	USD	6,699,688	(64,664)	-	[1,2,3,6]
DCG Acquisition Corp.	First Lien Term Loan	8.86%	SOFR	475	6/13/2031	USD	40,064,132	39,683,270	40,064,131	[1,3,4,6]
Dubois Chemicals, Inc.	Delayed Draw	1.00%			6/13/2031	USD	375,940	-	-	[1,2,3,6]
Dubois Chemicals, Inc.	First Lien Term Loan	8.86%	SOFR	475	6/13/2031	USD	2,248,120	2,248,120	2,248,120	[1,3,4,6]
Dubois Chemicals, Inc.	Revolver	0.50%			6/13/2031	USD	375,940	(2,703)	-	[1,2,3,6]
HASA Acquisition, LLC	Delayed Draw	1.00%			1/10/2029	USD	755,279	(7,488)	(7,553)	[1,2,3,6]
HASA Acquisition, LLC	First Lien Term Loan	9.02%	SOFR	450	1/10/2029	USD	2,674,946	2,648,569	2,648,197	[1,3,4,6]
HASA Acquisition, LLC	First Lien Term Loan	8.99%	SOFR	450	1/10/2029	USD	1,898,378	1,860,764	1,879,394	[1,3,4,6]
HASA Acquisition, LLC	Revolver	0.50%			1/10/2029	USD	786,749	(11,601)	(11,801)	[1,2,3,6]
ID Label Holdings, Inc.	First Lien Term Loan	9.33%	SOFR	500	11/15/2030	USD	5,000,000	4,926,177	4,926,624	[1,3,4,6]
ID Label Holdings, Inc.	Revolver	0.50%			11/15/2030	USD	1,000,000	(14,682)	(14,675)	[1,2,3,6]
Indigo Buyer, Inc.	Delayed Draw	10.92%	SOFR	625	5/23/2028	USD	4,937,500	4,838,750	4,937,500	[1,3,4,6]
Indigo Buyer, Inc.	Delayed Draw	1.00%			5/23/2028	USD	24,500,000	(258,971)	(174,730)	[1,2,3]
Indigo Buyer, Inc.	First Lien Term Loan	10.86%	SOFR	625	5/23/2028	USD	12,772,500	12,604,008	12,772,500	[1,3,4,6]
Indigo Buyer, Inc.	First Lien Term Loan	9.94%	SOFR	525	5/23/2028	USD	12,468,750	12,290,035	12,286,275	[1,3,4]
Indigo Buyer, Inc.	Revolver	10.73%	SOFR	625	5/23/2028	USD	2,000,000	1,160,000	1,200,000	[1,3,4,6,7]
Kano Intermediate, Inc.	Delayed Draw	1.00%			12/17/2030	USD	7,676,768	(95,636)	(95,960)	[1,2,3,6]
Kano Intermediate, Inc.	First Lien Term Loan	9.10%	SOFR	475	12/17/2030	USD	28,404,040	28,050,805	28,048,990	[1,3,4,6]
Kano Intermediate, Inc.	Revolver	0.50%			12/17/2030	USD	1,919,192	(23,828)	(23,990)	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Nelipak Holding Company	Delayed Draw	1.00%			3/26/2031	EUR	16,321,896	$(248,545)	$(865,348)	[1,2,3,5]
Nelipak Holding Company	First Lien Term Loan	9.86%	SOFR	550	3/26/2031	USD	9,091,500	8,965,295	8,961,783	[1,3,4]
Nelipak Holding Company	First Lien Term Loan	8.36%	EURIBOR	550	3/26/2031	EUR	16,606,734	17,743,433	16,956,485	[1,3,4,5]
Nelipak Holding Company	First Lien Term Loan	8.18%	EURIBOR	550	3/26/2031	EUR	16,606,734	17,771,562	16,956,485	[1,3,4,5]
Nelipak Holding Company	Revolver	9.86%	SOFR	550	3/26/2031	USD	1,097,250	1,082,094	1,081,594	[1,3,4]
Nelipak Holding Company	Revolver	8.58%	EURIBOR	557	3/26/2031	EUR	209,000	223,138	213,402	[1,3,4,5]
Nelipak Holding Company	Revolver	8.35%	EURIBOR	550	3/26/2031	EUR	3,306,379	65,943	(22,087)	[1,3,4,5,7]
Nelipak Holding Company	Revolver	8.34%	EURIBOR	550	3/26/2031	EUR	78,375	83,886	80,026	[1,3,4,5]
Nelipak Holding Company	Revolver	8.28%	EURIBOR	543	3/26/2031	EUR	104,500	111,849	106,701	[1,3,4,5]
Oliver Packaging, LLC	First Lien Term Loan	9.48%	SOFR	500	7/6/2028	USD	9,190,476	9,079,316	9,020,468	[1,3,4]
Oliver Packaging, LLC	Revolver	9.48%	SOFR	500	7/6/2028	USD	1,269,841	374,781	354,130	[1,3,4,7]
Olympic Buyer, Inc.	Revolver	8.71%	SOFR	435	6/30/2026	USD	2,352,941	754,902	754,902	[1,3,4,7]
Olympic Buyer, Inc.	First Lien Term Loan	8.71%	SOFR	435	6/30/2028	USD	25,768,011	25,461,217	25,768,011	[1,3,4]
Optimum Group	First Lien Term Loan	8.12%	EURIBOR	550	6/16/2028	EUR	12,701,000	13,894,885	12,683,050	[1,3,4,5]
PLA Buyer, LLC	Delayed Draw	1.00%			11/22/2029	USD	698,593	(13,673)	(13,972)	[1,2,3]
PLA Buyer, LLC	First Lien Term Loan	11.01%	SOFR	650	11/22/2029	USD	11,177,486	10,957,540	10,953,936	[1,3,4]
PLA Buyer, LLC	Revolver	0.50%			11/22/2029	USD	1,397,186	(27,339)	(27,944)	[1,2,3]
Reagent Chemical Research, Inc.	Revolver	0.50%			4/30/2030	USD	583,000	(10,398)	(11,259)	[1,2,3]
Reagent Chemical Research, Inc.	First Lien Term Loan	9.61%	SOFR	525	4/30/2031	USD	4,211,967	4,133,319	4,130,625	[1,3,4]
Rohrer Corporation	First Lien Term Loan	9.53%	SOFR	500	3/15/2027	USD	11,727,216	11,653,293	11,727,216	[1,3,4,6]
SePro Holdings, LLC	Delayed Draw	1.00%			7/26/2030	USD	5,416,667	(52,274)	(102,625)	[1,2,3]
SePro Holdings, LLC	First Lien Term Loan	9.61%	SOFR	550	7/26/2030	USD	37,916,667	37,557,321	37,198,293	[1,3,4]
SePro Holdings, LLC	Revolver	0.50%			7/26/2030	USD	5,416,667	(50,337)	(102,625)	[1,2,3]
STS Holding, Inc.	First Lien Term Loan	9.08%	SOFR	475	11/12/2030	USD	25,000,000	24,753,548	24,754,586	[1,3,4]
Sunland Asphalt & Construction, LLC	Delayed Draw	10.96%	SOFR	650	6/16/2028	USD	4,453,125	4,297,516	4,453,125	[1,3,4]
Sunland Asphalt & Construction, LLC	First Lien Term Loan	10.96%	SOFR	650	6/16/2028	USD	10,571,590	10,333,965	10,783,022	[1,3,4]
Tangent Technologies Acquisition, LLC	Second Lien Term Loan	13.39%	SOFR	875	5/30/2028	USD	2,500,000	2,500,000	2,525,000	[1,3,4]
Tilley Chemical Co., Inc.	Delayed Draw	10.48%	SOFR	600	12/31/2026	USD	5,136,477	5,085,112	5,136,477	[1,3,4]
Tilley Chemical Co., Inc.	First Lien Term Loan	10.48%	SOFR	600	12/31/2026	USD	19,872,131	19,673,409	19,872,131	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Tilley Chemical Co., Inc.	Revolver	0.50%			12/31/2026	USD	2,555,556	$-	$-	[1,2,3]
V Global Holdings LLC	Revolver	10.45%	SOFR	575	12/22/2025	USD	13,733,274	9,902,413	9,745,331	[1,3,4,6,7]
Vanguard Packaging, LLC	First Lien Term Loan	9.47%	SOFR	500	8/9/2026	USD	1,337,156	1,330,049	1,327,127	[1,3,4]
Vanguard Packaging, LLC	Revolver	9.87%	SOFR	500	8/9/2026	USD	575,700	169,820	168,392	[1,3,4,7]
								437,591,672	427,600,842
Real Estate — 1.1%
Associations, Inc.	First Lien Term Loan	11.32%	SOFR	676	5/3/2030	USD	9,199,500	9,157,917	9,199,500	[1,3,4]
Associations, Inc.	First Lien Term Loan	11.28%	SOFR	676	5/3/2030	USD	5,754,157	5,754,157	5,754,157	[1,3,4]
Associations, Inc.	First Lien Term Loan	11.16%	SOFR	676	5/3/2030	USD	2,197,341	2,197,342	2,197,342	[1,3,4]
Associations, Inc.	Delayed Draw	11.32%	SOFR	625	7/2/2028	USD	6,330,584	1,052,332	1,056,455	[1,3,4,7]
Associations, Inc.	First Lien Term Loan	11.32%	SOFR	650	7/2/2028	USD	53,010,053	52,970,630	53,010,053	[1,3,4]
Associations, Inc.	Revolver	11.28%	SOFR	650	7/2/2028	USD	5,072,584	2,532,980	2,536,292	[1,3,4,7]
Castle Management Borrower LLC	First Lien Term Loan	9.83%	SOFR	550	11/3/2029	USD	9,925,000	9,727,405	9,878,046	[1,3,4]
Castle Management Borrower LLC	Revolver	9.83%	SOFR	550	11/3/2029	USD	1,250,000	479,500	494,087	[1,3,4,7]
Chirisa Volo LLC	Delayed Draw	10.70%	SOFR	625	12/4/2027	USD	40,390,000	5,717,513	5,649,563	[1,3,4,7]
COP Village Green Acquisitions, Inc.	Delayed Draw	1.00%			9/26/2030	USD	3,118,222	(38,134)	(35,474)	[1,2,3,6]
COP Village Green Acquisitions, Inc.	First Lien Term Loan	9.08%	SOFR	475	9/26/2030	USD	6,510,846	6,432,114	6,436,776	[1,3,4,6]
COP Village Green Acquisitions, Inc.	Revolver	0.50%			9/26/2030	USD	1,870,933	(22,363)	(21,285)	[1,2,3,6]
CRS TH Holdings Corp	Revolver	0.50%			12/1/2027	USD	3,095,975	(39,437)	(18,986)	[1,2,3]
CRS TH Holdings Corp	Delayed Draw	1.00%			12/1/2028	USD	16,904,025	(126,747)	(103,662)	[1,2,3]
CRS TH Holdings Corp	First Lien Term Loan	9.21%	SOFR	475	12/1/2028	USD	20,239,407	20,037,013	20,115,292	[1,3,4]
CRS TH Holdings Corp	Revolver	0.50%			12/1/2028	USD	4,237,288	(10,593)	(25,985)	[1,2,3]
Link Apartments Opportunity Zone REIT	Delayed Draw	1.00%			12/27/2029	USD	763,636	(15,233)	(15,273)	[1,2,3]
Link Apartments Opportunity Zone REIT	First Lien Term Loan	11.83%	SOFR	750	12/27/2029	USD	1,336,364	1,309,694	1,309,636	[1,3,4]
Metropolis Technologies, Inc.	First Lien Term Loan	10.46%	SOFR	600	5/16/2031	USD	32,165,166	31,863,187	31,636,261	[1,3,4]
MRI Software, LLC	Delayed Draw	9.08%	SOFR	475	2/10/2027	USD	55,377,274	18,370,287	18,378,774	[1,3,4,7]
MRI Software, LLC	Delayed Draw	9.11%	SOFR	475	2/10/2027	USD	9,781,826	9,705,766	9,781,827	[1,3,4]
MRI Software, LLC	Delayed Draw	9.08%	SOFR	475	2/10/2027	USD	1,778,067	1,116,687	1,130,799	[1,3,4,6,7]
MRI Software, LLC	First Lien Term Loan	9.08%	SOFR	475	2/10/2027	USD	56,528,301	56,211,641	56,528,301	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
MRI Software, LLC	Revolver	9.08%	SOFR	475	2/10/2027	USD	2,159,885	$688,139	$691,379	[1,3,4,6,7]
MRI Software, LLC	Revolver	9.08%	SOFR	475	2/10/2027	USD	15,719,672	5,674,661	5,824,755	[1,3,4,7]
MRI Software, LLC	Revolver	0.50%			2/10/2027	USD	82,938	(567)	-	[1,2,3,6]
Royal Property Company	First Lien Term Loan	9.61%	SOFR	525	2/2/2029	USD	19,750,000	19,502,159	19,750,000	[1,3,4]
Sako and Partners Lower Holdings LLC	Delayed Draw	1.00%			9/15/2028	USD	3,549,655	(63,883)	(4,356)	[1,2,3,6]
Sako and Partners Lower Holdings LLC	First Lien Term Loan	8.83%	SOFR	450	9/15/2028	USD	1,517,477	1,492,111	1,515,615	[1,3,4,6]
Sako and Partners Lower Holdings LLC	Revolver	9.34%	SOFR	475	9/15/2028	USD	26,092	25,854	26,060	[1,3,4,6]
Sako and Partners Lower Holdings LLC	Revolver	0.50%			9/15/2028	USD	104,367	(931)	(128)	[1,2,3,6]
								261,701,201	262,675,821
Technology — 19.9%
1WorldSync, Inc.	Delayed Draw	9.23%	SOFR	475	7/8/2025	USD	140,934	140,527	140,934	[1,3,4]
1WorldSync, Inc.	First Lien Term Loan	9.53%	SOFR	475	7/8/2025	USD	15,426,549	15,378,874	15,426,549	[1,3,4]
3Si Security Systems, Inc.	First Lien Term Loan	10.64%	SOFR	600	12/16/2026	USD	9,929,782	9,822,902	9,915,609	[1,3,4]
Abracon Group Holdings, LLC	Delayed Draw	1.00%			7/6/2028	USD	2,857,068	-	(504,603)	[1,2,3]
Abracon Group Holdings, LLC	First Lien Term Loan	6.70%, 4.60% PIK	SOFR	200	7/6/2028	USD	38,778,290	38,237,692	31,929,443	[1,3,4,8]
Abracon Group Holdings, LLC	Revolver	6.70%, 4.60% PIK	SOFR	200	7/6/2028	USD	2,596,154	2,544,231	2,137,633	[1,3,4,8]
AC Blackpoint	Delayed Draw	1.00%			12/31/2030	USD	5,913,044	(73,914)	(73,914)	[1,2,3,6]
AC Blackpoint	First Lien Term Loan	9.33%	SOFR	500	12/31/2030	USD	9,608,696	9,488,587	9,488,587	[1,3,4,6]
AC Blackpoint	Revolver	0.50%			12/31/2030	USD	1,478,261	(18,478)	(18,478)	[1,2,3,6]
Acquia, Inc.	First Lien Term Loan	11.44%	SOFR	700	10/31/2025	USD	5,205,828	5,123,556	5,198,397	[1,3,4]
Acquia, Inc.	Revolver	11.45%	SOFR	700	10/31/2025	USD	302,938	169,579	169,213	[1,3,4,7]
Adelaide Borrower, LLC	Delayed Draw	1.00%			5/8/2030	USD	7,480,202	(141,801)	(123,000)	[1,2,3]
Adelaide Borrower, LLC	First Lien Term Loan	10.58%	SOFR	625	5/8/2030	USD	31,285,783	30,711,991	30,771,337	[1,3,4]
Adelaide Borrower, LLC	Revolver	0.50%			5/8/2030	USD	4,238,173	(75,846)	(69,690)	[1,2,3]
Afiniti, Inc.	First Lien Term Loan	8.33%, 3.50% PIK	SOFR	400	12/3/2031	USD	10,131,456	9,998,119	10,120,613	[1,3,4,6,8]
Afiniti, Inc.	Second Lien Term Loan	16.00% PIK			12/3/2031	USD	12,776,661	12,608,511	12,762,964	[1,3,6,8]
AG-Twin Brook Technology	First Lien Term Loan	9.48%	SOFR	500	10/29/2026	USD	8,100,000	8,046,428	8,059,415	[1,3,4,6]
AG-Twin Brook Technology	First Lien Term Loan	11.17%	SOFR	650	10/5/2027	USD	24,527,273	24,216,869	24,104,943	[1,3,4,6]
AIDC Intermediate Co2, LLC	First Lien Term Loan	9.56%	SOFR	525	7/22/2027	USD	54,037,500	53,563,754	54,577,875	[1,3,4]
Ainavda BidCo AB	First Lien Term Loan	8.05%	STIBOR	550	3/31/2028	SEK	146,062,370	13,112,544	13,069,690	[1,3,4,5]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Alegeus Technologies Holdings Corporation	First Lien Term Loan	11.10%	SOFR	675	11/5/2029	USD	12,802,857	$12,484,578	$12,482,786	[1,3,4]
Alteryx	Delayed Draw	11.01%	SOFR	650	3/19/2031	USD	3,838,020	3,783,762	3,838,020	[1,3,4]
Alteryx	Delayed Draw	10.86%	SOFR	650	3/19/2031	USD	6,823,147	6,728,229	6,823,147	[1,3,4]
Alteryx	First Lien Term Loan	10.86%	SOFR	650	3/19/2031	USD	4,690,914	4,625,906	4,690,914	[1,3,4]
Alteryx	Revolver	0.50%			3/19/2031	USD	1,705,787	(22,766)	-	[1,2,3]
AMI Buyer, Inc.	First Lien Term Loan	9.69%	SOFR	525	10/17/2031	USD	16,286,628	16,046,745	16,091,005	[1,3,4]
AMI Buyer, Inc.	Revolver	9.69%	SOFR	525	10/17/2031	USD	2,368,964	541,379	547,500	[1,3,4,7]
Anaplan, Inc.	First Lien Term Loan	9.58%	SOFR	525	6/21/2029	USD	25,000,000	24,875,000	25,000,000	[1,3,4]
ANS Midco 3 Limited	First Lien Term Loan	12.07%	SONIA	737	9/8/2027	GBP	12,578,528	17,002,203	14,754,837	[1,3,4,5]
Appfire Technologies, LLC	Delayed Draw	9.33%	SOFR	500	3/9/2027	USD	6,146,221	2,808,876	2,789,028	[1,3,4,7]
Appfire Technologies, LLC	First Lien Term Loan	9.33%	SOFR	500	3/9/2027	USD	22,253,540	22,101,015	22,181,678	[1,3,4]
Appfire Technologies, LLC	Revolver	9.33%	SOFR	500	3/9/2027	USD	980,000	70,000	66,835	[1,3,4,7]
Appfire Technologies, LLC	Delayed Draw	1.00%			3/9/2028	USD	4,850,000	(20,929)	(15,662)	[1,2,3]
Appfire Technologies, LLC	First Lien Term Loan	9.33%	SOFR	500	3/9/2028	USD	2,204,465	2,204,454	2,197,346	[1,3,4]
Apryse Software Corp.	Revolver	9.52%	SOFR	500	7/15/2026	USD	957,606	638,404	638,404	[1,3,4,7]
Apryse Software Corp.	Delayed Draw	9.59%	SOFR	500	7/15/2027	USD	7,844,823	7,804,401	7,844,823	[1,3,4]
Apryse Software Corp.	First Lien Term Loan	9.59%	SOFR	500	7/15/2027	USD	42,460,602	42,128,601	42,460,602	[1,3,4]
Aptean, Inc.	Delayed Draw	9.49%	SOFR	500	1/30/2031	USD	10,128,072	6,059,963	6,154,424	[1,3,4,7]
Aptean, Inc.	First Lien Term Loan	9.59%	SOFR	500	1/30/2031	USD	82,392,280	81,644,599	82,392,280	[1,3,4]
Aptean, Inc.	Revolver	0.50%			1/30/2031	USD	7,281,600	(63,419)	-	[1,2,3]
Arcoro Holdings Corp.	First Lien Term Loan	9.83%	SOFR	550	3/28/2030	USD	13,010,870	12,773,354	12,893,310	[1,3,4]
Arcoro Holdings Corp.	Revolver	0.50%			3/28/2030	USD	1,956,522	(34,601)	(17,678)	[1,2,3]
Ark Data Centers, LLC	Delayed Draw	1.00%			11/27/2030	USD	2,968,000	(58,897)	(59,360)	[1,2,3]
Ark Data Centers, LLC	First Lien Term Loan	9.08%	SOFR	475	11/27/2030	USD	5,045,600	4,945,864	4,944,688	[1,3,4]
Ark Data Centers, LLC	Revolver	0.50%			11/27/2030	USD	890,400	(17,528)	(17,808)	[1,2,3]
ASG II, LLC	Delayed Draw	10.99%	SOFR	625	5/25/2028	USD	4,608,696	4,516,522	4,608,696	[1,3,4]
ASG II, LLC	First Lien Term Loan	10.99%	SOFR	625	5/25/2028	USD	30,724,638	30,322,187	30,724,638	[1,3,4]
ASG III, LLC	Delayed Draw	11.09%	SOFR	650	10/31/2029	USD	900,000	890,516	891,462	[1,3,4]
ASG III, LLC	Delayed Draw	11.02%	SOFR	650	10/31/2029	USD	133,333	131,957	132,068	[1,3,4]
ASG III, LLC	Delayed Draw	10.95%	SOFR	650	10/31/2029	USD	300,000	296,881	297,154	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
ASG III, LLC	First Lien Term Loan	11.09%	SOFR	650	10/31/2029	USD	3,166,667	$3,098,659	$3,090,750	[1,3,4]
ASG III, LLC	Revolver	0.50%			10/31/2029	USD	500,000	(10,114)	(10,737)	[1,2,3]
Aston US Finco, LLC	First Lien Term Loan	8.72%	SOFR	425	10/9/2026	USD	3,820,230	3,744,109	3,688,107	[1,4]
Aston US Finco, LLC	Second Lien Term Loan	12.72%	SOFR	825	10/9/2027	USD	6,876,457	6,800,816	6,701,737	[1,3,4]
ATP Intermediate, Inc.	First Lien Term Loan	12.48%	SOFR	800	6/16/2025	USD	14,506,167	14,434,324	14,477,548	[1,3,4]
AuditBoard, Inc.	Delayed Draw	1.00%			7/12/2031	USD	1,500,000	(14,547)	(1,720)	[1,2,3]
AuditBoard, Inc.	First Lien Term Loan	9.08%	SOFR	475	7/12/2031	USD	3,150,000	3,119,841	3,131,635	[1,3,4]
AuditBoard, Inc.	Revolver	0.50%			7/12/2031	USD	600,000	(5,644)	(3,498)	[1,2,3]
Avalara, Inc.	First Lien Term Loan	10.58%	SOFR	625	10/19/2028	USD	27,272,727	26,787,125	26,937,083	[1,3,4]
Avalara, Inc.	Revolver	0.50%			10/19/2028	USD	2,727,273	-	(33,564)	[1,2,3]
Azurite Intermediate	Delayed Draw	10.86%	SOFR	650	3/26/2031	USD	3,118,000	3,074,276	3,118,000	[1,3,4]
Azurite Intermediate	First Lien Term Loan	10.86%	SOFR	650	3/26/2031	USD	1,372,000	1,352,944	1,372,000	[1,3,4]
Azurite Intermediate	Revolver	0.50%			3/26/2031	USD	499,000	(6,682)	-	[1,2,3]
Badge 21 Midco Holdings LLC	Revolver	9.58%	SOFR	525	7/9/2030	USD	2,777,778	377,983	378,243	[1,3,4,7]
Badge 21 Midco Holdings LLC	Delayed Draw	1.00%			7/9/2031	USD	6,944,444	(100,896)	(96,059)	[1,2,3]
Badge 21 Midco Holdings LLC	First Lien Term Loan	9.58%	SOFR	525	7/9/2031	USD	15,277,778	15,058,974	15,066,447	[1,3,4]
Baxter Planning Systems, LLC	Delayed Draw	1.00%			5/20/2031	USD	778,445	(11,173)	(8,904)	[1,2,3]
Baxter Planning Systems, LLC	First Lien Term Loan	7.30%, 3.38% PIK	SOFR	288	5/20/2031	USD	4,231,621	4,171,868	4,183,219	[1,3,4,8]
Baxter Planning Systems, LLC	Revolver	0.50%			5/20/2031	USD	766,891	(10,514)	(8,772)	[1,2,3]
Benefit Street Technology	Revolver	0.50%			10/1/2026	USD	2,666,667	-	-	[1,2,3,6]
Benefit Street Technology	First Lien Term Loan	9.96%	SOFR	550	10/1/2027	USD	24,312,500	24,047,660	24,312,500	[1,3,4,6]
Benefit Street Technology	First Lien Term Loan	10.61%	SOFR	625	5/2/2028	USD	27,438,903	27,083,135	26,442,521	[1,3,4]
Beta Plus Technologies, Inc.	Revolver	8.90%	SOFR	450	7/1/2027	USD	6,700,000	4,221,000	4,221,000	[1,3,4,7]
Beta Plus Technologies, Inc.	First Lien Term Loan	10.08%	SOFR	575	7/1/2029	USD	49,125,000	46,428,080	49,125,000	[1,3,4]
BetterCloud, Inc.	First Lien Term Loan	5.51%, 7.25% PIK	SOFR	100	6/30/2028	USD	18,157,029	17,936,800	9,997,105	[1,3,4,8]
BetterCloud, Inc.	First Lien Term Loan	5.51%, 7.25% PIK	SOFR	100	6/30/2028	USD	27,383,295	27,050,990	15,077,008	[1,3,4,6,8]
BetterCloud, Inc.	Revolver	0.50%			6/30/2028	USD	2,512,669	(50,253)	(1,129,215)	[1,2,3]
BetterCloud, Inc.	Revolver	0.50%			6/30/2028	USD	3,801,052	(76,021)	(1,708,225)	[1,2,3,6]
Bigtime Software, Inc.	First Lien Term Loan	10.82%	SOFR	625	6/30/2028	USD	19,573,241	19,258,689	19,573,241	[1,3,4]
Bigtime Software, Inc.	Revolver	0.50%			6/30/2028	USD	2,327,586	(46,552)	-	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Bigtime Software, Inc.	Delayed Draw	10.82%	SOFR	625	6/30/2028	USD	3,744,000	$3,744,000	$3,744,000	[1,3,4]
Blitz K23-87 GmbH	Delayed Draw	1.00%			10/7/2031	EUR	1,196,094	(25,834)	(98,187)	[1,2,3,5]
Blitz K23-87 GmbH	First Lien Term Loan	8.49%	EURIBOR	525	10/7/2031	EUR	3,349,062	3,602,843	3,399,711	[1,3,4,5]
BlueCat Networks (USA) Inc.	First Lien Term Loan	10.39%	SOFR	600	8/8/2028	USD	5,308,242	5,231,190	5,231,422	[1,3,4,6]
Bluefin Holding, LLC	First Lien Term Loan	10.64%	SOFR	625	12/17/2030	USD	5,769,231	5,683,112	5,682,692	[1,3,4]
Bluefin Holding, LLC	First Lien Term Loan	10.64%	SOFR	625	9/12/2029	USD	34,134,615	33,422,055	33,622,596	[1,3,4]
Bluefin Holding, LLC	Revolver	0.50%			9/12/2029	USD	3,365,385	(84,135)	(50,481)	[1,2,3]
Bluesight, Inc.	First Lien Term Loan	10.82%	SOFR	650	7/17/2029	USD	25,000,000	24,625,170	24,625,000	[1,3,4]
Bluesight, Inc.	First Lien Term Loan	10.57%	SOFR	625	7/17/2029	USD	16,200,000	15,824,500	15,965,557	[1,3,4]
Bluesight, Inc.	Revolver	0.50%			7/17/2029	USD	3,700,000	(73,478)	(54,866)	[1,2,3]
Bottomline Technologies, Inc.	First Lien Term Loan	10.11%	SOFR	575	5/13/2028	USD	9,922,740	9,767,434	9,922,740	[1,3,4]
Bottomline Technologies, Inc.	First Lien Term Loan	9.61%	SOFR	525	5/13/2029	USD	20,000,000	19,804,134	19,804,076	[1,3,4]
Bounteous, Inc.	Delayed Draw	9.36%	SOFR	475	8/2/2027	USD	7,784,795	7,640,013	7,784,795	[1,3,4]
Bounteous, Inc.	Delayed Draw	1.00%			8/2/2027	USD	865,733	(27,393)	-	[1,2,3]
Bounteous, Inc.	First Lien Term Loan	9.36%	SOFR	475	8/2/2027	USD	10,529,875	10,421,790	10,529,875	[1,3,4]
Bounteous, Inc.	Revolver	0.50%			8/2/2027	USD	1,800,000	-	-	[1,2,3]
BSP- FL Holdings, Inc.	Delayed Draw	1.00%			12/9/2030	USD	5,310,344	(66,040)	(66,380)	[1,2,3,6]
BSP- FL Holdings, Inc.	First Lien Term Loan	9.43%	SOFR	500	12/9/2030	USD	11,948,276	11,800,041	11,798,922	[1,3,4,6]
BSP- FL Holdings, Inc.	Revolver	0.50%			12/9/2030	USD	1,991,379	(24,635)	(24,892)	[1,2,3,6]
Bullhorn, Inc.	Delayed Draw	9.36%	SOFR	500	10/1/2029	USD	37,894,737	31,194,434	31,368,421	[1,3,4,7]
Bullhorn, Inc.	First Lien Term Loan	9.70%	SOFR	500	10/1/2029	GBP	25,000,000	31,249,239	31,469,079	[1,3,4,5]
Bullhorn, Inc.	Revolver	0.50%			10/1/2029	USD	2,105,263	(9,281)	-	[1,2,3]
Bullhorn, Inc.	Delayed Draw	8.61%	EURIBOR	575	9/30/2026	EUR	35,000,000	38,027,890	36,290,657	[1,3,4,5]
Bullhorn, Inc.	First Lien Term Loan	8.61%	EURIBOR	575	9/30/2026	EUR	29,000,000	31,507,773	30,069,401	[1,3,4,5]
BusinesSolver.com, Inc.	Delayed Draw	9.93%	SOFR	550	12/1/2027	USD	2,457,579	420,143	437,146	[1,3,4,7]
BusinesSolver.com, Inc.	First Lien Term Loan	9.93%	SOFR	550	12/1/2027	USD	12,236,039	12,125,995	12,236,039	[1,3,4]
CAI TopCo, LLC	First Lien Term Loan	9.84%	SOFR	525	12/13/2028	USD	6,842,105	6,761,855	6,787,818	[1,3,4]
Captify Intermediate Holdings Corp.	Delayed Draw	9.70%, 3.50% PIK	SOFR	500	7/12/2026	USD	2,516,485	2,479,735	2,111,611	[1,3,4,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Captify Intermediate Holdings Corp.	First Lien Term Loan	9.80%, 3.50% PIK	SOFR	500	7/12/2026	USD	8,684,704	$8,633,247	$7,287,431	[1,3,4,8]
CB Buyer, Inc.	Delayed Draw	1.00%			7/1/2031	USD	7,188,897	(69,369)	-	[1,2,3]
CB Buyer, Inc.	First Lien Term Loan	9.61%	SOFR	525	7/1/2031	USD	25,518,364	25,275,830	25,444,507	[1,3,4]
CB Buyer, Inc.	Revolver	0.50%			7/1/2031	USD	2,803,398	(26,073)	(8,114)	[1,2,3]
Cdata Software, Inc.	Delayed Draw	10.57%	SOFR	625	7/18/2030	USD	3,041,086	1,621,489	1,619,362	[1,3,4,7]
Cdata Software, Inc.	First Lien Term Loan	10.57%	SOFR	625	7/18/2030	USD	32,843,726	32,299,976	32,268,961	[1,3,4]
Cdata Software, Inc.	Revolver	0.50%			7/18/2030	USD	3,649,303	(59,138)	(63,863)	[1,2,3]
CEB Acquisitionco, LLC	First Lien Term Loan	9.95%	SOFR	550	12/21/2027	USD	4,931,250	4,870,236	4,724,362	[1,3,4]
Cedar Services Group, LLC, Pine Services Group, LLC	Delayed Draw	9.83%	SOFR	550	10/4/2030	USD	4,446,920	4,386,790	4,498,060	[1,3,4]
Cedar Services Group, LLC, Pine Services Group, LLC	Delayed Draw	9.33%	SOFR	500	10/4/2030	USD	20,000,000	367,911	445,157	[1,3,4,7]
Cedar Services Group, LLC, Pine Services Group, LLC	First Lien Term Loan	9.83%	SOFR	550	10/4/2030	USD	10,484,417	10,317,789	10,471,612	[1,3,4]
Certinia Inc.	First Lien Term Loan	9.74%	SOFR	525	11/18/2031	USD	1,446,428	1,432,131	1,432,317	[1,3,4]
CF Newco, Inc.	First Lien Term Loan	10.68%	SOFR	625	12/10/2029	USD	10,540,378	10,435,899	10,434,975	[1,3,4]
CF Newco, Inc.	Revolver	10.68%	SOFR	625	12/10/2029	USD	405,399	401,381	401,345	[1,3,4]
CF Newco, Inc.	Revolver	10.58%	SOFR	625	12/10/2029	USD	162,160	162,083	160,538	[1,3,4]
CF Newco, Inc.	Revolver	0.50%			12/10/2029	USD	243,240	(2,403)	(2,432)	[1,2,3]
Chase Intermediate, LLC	Delayed Draw	9.34%	SOFR	475	8/31/2030	USD	44,952,412	17,669,458	17,757,743	[1,3,4,7]
Chase Intermediate, LLC	Revolver	0.50%			8/31/2030	USD	2,250,000	-	(27,763)	[1,2,3]
Cleo Communications Holding, LLC	First Lien Term Loan	9.96%	SOFR	550	6/7/2027	USD	12,795,700	12,667,743	12,795,700	[1,3,4]
Cleo Communications Holding, LLC	Revolver	0.50%			6/7/2027	USD	2,140,000	(21,400)	-	[1,2,3]
Conservice Midco, LLC	Second Lien Term Loan	9.61%	SOFR	525	5/13/2028	USD	2,631,579	2,618,426	2,630,646	[1,3,4]
Contractual Buyer, LLC	Revolver	10.37%	SOFR	600	10/10/2029	USD	3,000,000	1,425,000	1,500,000	[1,3,4,7]
Contractual Buyer, LLC	First Lien Term Loan	10.36%	SOFR	600	10/10/2030	USD	26,118,750	25,544,125	26,204,942	[1,3,4]
Corel Corporation	First Lien Term Loan	9.60%	SOFR	500	7/2/2026	USD	4,125,957	4,039,317	3,489,033	[1,4]
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw	10.33%	SOFR	600	4/16/2030	USD	10,000,001	4,909,859	5,137,658	[1,3,4,7]
Coupa Holdings, LLC	Revolver	0.50%			2/27/2029	USD	3,076,772	-	(24,720)	[1,2,3]
Coupa Holdings, LLC	Delayed Draw	1.00%			2/27/2030	USD	2,167,258	-	(17,413)	[1,2,3]
Coupa Holdings, LLC	First Lien Term Loan	10.09%	SOFR	550	2/27/2030	USD	44,892,419	44,332,385	44,531,735	[1,3,4]
Coupa Holdings, LLC	Delayed Draw	1.00%			2/28/2029	USD	1,851,039	-	(14,872)	[1,2,3]
CPEX Purchaser, LLC	Delayed Draw	10.34%	SOFR	600	3/5/2034	USD	828,252	439,555	428,008	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
CPEX Purchaser, LLC	First Lien Term Loan	10.34%	SOFR	600	3/5/2034	USD	7,342,657	$7,202,825	$7,240,295	[1,3,4]
CPEX Purchaser, LLC	Revolver	0.50%			3/5/2034	USD	2,181,818	(40,012)	(30,416)	[1,2,3]
Crewline Buyer, Inc.	First Lien Term Loan	11.11%	SOFR	675	11/8/2030	USD	51,724,937	50,572,285	50,466,164	[1,3,4]
Crewline Buyer, Inc.	Revolver	0.50%			11/8/2030	USD	5,222,499	(109,664)	(127,094)	[1,2,3]
CrossLink Professional Tax Solutions, LLC	First Lien Term Loan	9.86%	SOFR	550	6/30/2028	USD	9,620,706	9,500,304	9,452,344	[1,3,4]
CrossLink Professional Tax Solutions, LLC	Revolver	9.84%	SOFR	550	6/30/2028	USD	1,456,012	220,343	217,188	[1,3,4,7]
Cyara AcquisitionCo, LLC	First Lien Term Loan	8.33%, 2.25% PIK	SOFR	400	6/28/2029	USD	2,973,301	2,946,828	2,943,349	[1,3,4,8]
DataLink, LLC	First Lien Term Loan	11.49%	SOFR	675	11/20/2026	USD	6,003,982	5,898,831	857,556	[1,3,4]
DataLink, LLC	Revolver	0.50%			11/20/2026	USD	846,774	-	(725,828)	[1,2,3]
DCert Buyer, Inc.	Second Lien Term Loan	11.36%	SOFR	700	2/24/2029	USD	12,500,000	12,468,769	10,187,500	[1,4]
Denali Bidco, Ltd.	Delayed Draw	8.43%	EURIBOR	575	8/29/2030	EUR	2,168,275	2,284,729	2,272,713	[1,3,4,5]
Denali Bidco, Ltd.	Delayed Draw	1.00%			8/29/2030	GBP	2,782,931	1,129,208	1,227,311	[1,2,3,5]
Denali Bidco, Ltd.	First Lien Term Loan	10.45%	SONIA	575	8/29/2030	GBP	5,343,228	6,588,520	6,689,738	[1,3,4,5]
Denali Bidco, Ltd.	First Lien Term Loan	8.43%	EURIBOR	575	8/29/2030	EUR	1,818,182	1,924,452	1,886,736	[1,3,4,5]
Denali Bidco, Ltd.	First Lien Term Loan	7.93%	EURIBOR	525	8/29/2030	EUR	3,042,672	3,182,738	3,147,223	[1,3,4,5]
Dental Care Alliance, LLC	First Lien Term Loan	10.73%	SOFR	641	4/3/2028	USD	2,115	2,088	2,069	[1,3,4]
Diamondback Acquisition, Inc.	First Lien Term Loan	9.96%	SOFR	550	9/13/2028	USD	24,433,249	24,127,371	24,214,929	[1,3,4]
Diligent Corporation	Delayed Draw	9.57%	SOFR	500	8/24/2025	USD	869,216	853,600	869,216	[1,3,4]
Diligent Corporation	First Lien Term Loan	10.09%	SOFR	500	8/4/2025	USD	10,088,000	9,987,156	10,088,000	[1,3,4]
Diligent Corporation	Delayed Draw	1.00%			8/4/2030	USD	5,728,244	(38,431)	-	[1,2,3]
Diligent Corporation	First Lien Term Loan	10.09%	SOFR	500	8/4/2030	USD	17,830,205	17,707,036	17,830,205	[1,3,4]
Diligent Corporation	Revolver	0.50%			8/4/2030	USD	2,484,335	(16,668)	-	[1,2,3]
Disco Parent, LLC	First Lien Term Loan	12.01%	SOFR	750	3/30/2029	USD	3,877,779	3,801,855	3,803,363	[1,3,4]
Disco Parent, LLC	Revolver	0.50%			3/30/2029	USD	331,390	(8,285)	(6,359)	[1,2,3]
Dragon Bidco	First Lien Term Loan	10.37%	EURIBOR	650	4/27/2028	EUR	9,300,000	9,569,662	9,633,312	[1,3,4,5]
DT Intermediate Holdco	Delayed Draw	1.00%			2/24/2028	USD	8,489,450	(81,690)	(33,364)	[1,2,3,6]
Eagleview Technology	Second Lien Term Loan	11.98%	SOFR	750	8/14/2026	USD	3,659,574	3,585,431	3,659,574	[1,3,4]
Easypark Strategy AB	Delayed Draw	1.00%			12/19/2030	EUR	9,452,689	(147,040)	(214,273)	[1,2,3,5]
Easypark Strategy AB	First Lien Term Loan	9.27%	SOFR	500	12/19/2030	NOK	128,585,764	11,180,603	11,126,463	[1,3,4,5]
Easypark Strategy AB	First Lien Term Loan	9.27%	SOFR	500	12/19/2030	USD	25,018,905	24,645,216	24,643,622	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Easypark Strategy AB	First Lien Term Loan	7.65%	EURIBOR	500	12/19/2030	EUR	41,024,672	$42,148,576	$41,857,573	[1,3,4,5]
Eclipse Buyer, Inc.	Delayed Draw	1.00%			9/6/2031	USD	1,950,185	(19,136)	(8,389)	[1,2,3,6]
Eclipse Buyer, Inc.	Delayed Draw	1.00%			9/6/2031	USD	8,258,441	(80,713)	(35,525)	[1,2,3]
Eclipse Buyer, Inc.	First Lien Term Loan	9.08%	SOFR	475	9/6/2031	USD	11,506,089	11,394,108	11,399,022	[1,3,4,6]
Eclipse Buyer, Inc.	First Lien Term Loan	9.08%	SOFR	475	9/6/2031	USD	48,724,800	48,253,207	48,271,406	[1,3,4]
Eclipse Buyer, Inc.	Revolver	0.50%			9/6/2031	USD	4,189,944	(40,005)	(38,988)	[1,2,3]
Edmunds GovTech, Inc.	Delayed Draw	1.00%			2/26/2031	USD	10,714,286	(201,565)	-	[1,2,3]
Edmunds GovTech, Inc.	First Lien Term Loan	9.33%	SOFR	500	2/26/2031	USD	9,262,500	9,093,237	9,262,500	[1,3,4]
Empyrean Solutions LLC	Delayed Draw	1.00%			11/26/2031	USD	4,976,959	(49,651)	(49,770)	[1,2,3,6]
Empyrean Solutions LLC	First Lien Term Loan	9.08%	SOFR	475	11/26/2031	USD	12,442,396	12,318,386	12,317,972	[1,3,4,6]
Empyrean Solutions LLC	Revolver	0.50%			11/26/2031	USD	1,866,359	(18,576)	(18,664)	[1,2,3,6]
Enverus Holdings, Inc.	Delayed Draw	1.00%			12/31/2029	USD	2,265,810	(31,158)	-	[1,2,3]
Enverus Holdings, Inc.	Delayed Draw	1.00%			12/31/2029	USD	1,929,571	(35,584)	-	[1,2,3,6]
Enverus Holdings, Inc.	First Lien Term Loan	9.86%	SOFR	550	12/31/2029	USD	45,089,620	44,500,314	45,089,620	[1,3,4]
Enverus Holdings, Inc.	First Lien Term Loan	9.86%	SOFR	550	12/31/2029	USD	38,398,456	37,722,858	38,398,456	[1,3,4,6]
Enverus Holdings, Inc.	Revolver	9.86%	SOFR	550	12/31/2029	USD	3,447,972	177,052	220,083	[1,3,4,7]
Enverus Holdings, Inc.	Revolver	9.86%	SOFR	550	12/31/2029	USD	2,894,356	135,961	184,746	[1,3,4,6,7]
ESG Investments, Inc.	Delayed Draw	8.98%	SOFR	450	3/11/2028	USD	7,975,848	5,405,423	5,484,777	[1,3,4,7]
ESG Investments, Inc.	First Lien Term Loan	8.98%	SOFR	450	3/11/2028	USD	15,147,321	14,995,848	15,147,321	[1,3,4]
ESG Investments, Inc.	Revolver	0.50%			9/11/2027	USD	2,142,857	(21,429)	-	[1,2,3]
Evergreen Services Group II	Delayed Draw	9.83%	SOFR	550	10/4/2030	USD	20,057,014	19,756,159	20,287,670	[1,3,4]
Evergreen Services Group II	First Lien Term Loan	9.83%	SOFR	550	10/4/2030	USD	24,812,506	24,440,318	25,097,850	[1,3,4]
Evergreen Services Group II	Revolver	9.83%	SOFR	550	10/4/2030	USD	4,861,111	652,778	652,778	[1,3,4,7]
Evergreen Services Group II	First Lien Term Loan	13.75% PIK			4/5/2031	USD	16,522,951	16,299,048	16,158,621	[1,3,4,8]
Evergreen Services Group II	Delayed Draw	13.75% PIK			6/15/2029	USD	6,697,406	6,611,670	6,549,729	[1,3,4,8]
Evergreen Services Group II	Delayed Draw	13.75%	PRIME	575	6/15/2029	USD	2,400,000	2,369,288	2,347,080	[1,3,4]
Expereo USA, Inc.	Delayed Draw	1.00%			12/13/2030	USD	836,655	(8,331)	(8,367)	[1,2,3,6]
Expereo USA, Inc.	First Lien Term Loan	10.40%	SOFR	600	12/13/2030	USD	3,600,730	3,564,939	3,564,723	[1,3,4,6]
Expereo USA, Inc.	Revolver	0.50%			12/13/2030	USD	268,370	(2,661)	(2,684)	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
FBF Investments Limited	First Lien Term Loan	11.83%	SOFR	750	12/29/2026	USD	7,000,000	$6,946,104	$6,794,112	[1,3,4]
Financial-Information-Technologies, LLC	First Lien Term Loan	9.58%	SOFR	525	12/15/2030	USD	14,962,360	14,761,801	15,110,487	[1,3,4]
Finastra USA, Inc.	First Lien Term Loan	11.65%	SOFR	725	9/13/2029	USD	66,006,124	64,889,403	66,006,124	[1,3,4]
Finastra USA, Inc.	Revolver	0.50%			9/13/2029	USD	6,864,661	(137,293)	-	[1,2,3]
FL Hawk Intermediate Holdings, Inc.	First Lien Term Loan	8.83%	SOFR	450	2/22/2030	USD	4,893,517	4,845,887	4,846,979	[1,3,4,6]
FSS Buyer LLC	Revolver	0.50%			8/31/2027	USD	1,610,390	-	-	[1,2,3]
FSS Buyer LLC	First Lien Term Loan	9.36%	SOFR	500	8/31/2028	USD	26,700,866	26,395,900	26,807,670	[1,3,4]
Fullsteam Operations LLC	Delayed Draw	13.12%	SOFR	825	11/27/2029	USD	61,029	59,373	61,639	[1,3,4]
Fullsteam Operations LLC	Delayed Draw	12.91%	SOFR	825	11/27/2029	USD	2,115,718	2,059,404	2,136,875	[1,3,4]
Fullsteam Operations LLC	Delayed Draw	12.90%	SOFR	825	11/27/2029	USD	1,463	1,423	1,478	[1,3,4]
Fullsteam Operations LLC	Delayed Draw	12.73%	SOFR	825	11/27/2029	USD	85,581	83,295	86,436	[1,3,4]
Fullsteam Operations LLC	Delayed Draw	12.71%	SOFR	825	11/27/2029	USD	16,024	15,589	16,184	[1,3,4]
Fullsteam Operations LLC	Delayed Draw	11.65%	SOFR	700	11/27/2029	USD	458,724	452,373	452,216	[1,3,4]
Fullsteam Operations LLC	Delayed Draw	1.00%			11/27/2029	USD	5,153,128	(73,508)	(73,103)	[1,2,3]
Fullsteam Operations LLC	First Lien Term Loan	12.91%	SOFR	825	11/27/2029	USD	5,015,593	4,883,863	5,065,749	[1,3,4]
Fullsteam Operations LLC	Revolver	0.50%			11/27/2029	USD	280,593	(6,917)	-	[1,2,3]
Gainsight, Inc.	First Lien Term Loan	3.91%, 6.75% PIK	SOFR	600	7/30/2027	USD	26,332,099	26,143,080	26,332,099	[1,3,4,8]
Gainsight, Inc.	Revolver	3.91%, 6.75% PIK	SOFR	600	7/30/2027	USD	2,771,893	1,421,893	1,421,893	[1,3,4,7,8]
Gigamon, Inc.	First Lien Term Loan	10.55%	SOFR	575	3/9/2029	USD	11,613	11,405	11,613	[1,3,4]
Goldcup 25952 AB	First Lien Term Loan	7.70%	STIBOR	500	8/18/2027	SEK	11,250,000	1,268,826	959,755	[1,3,4,5,6]
GovBrands Intermediate, Inc.	Delayed Draw	9.98%	SOFR	550	8/4/2027	USD	1,902,197	1,896,357	1,842,164	[1,3,4]
GovBrands Intermediate, Inc.	First Lien Term Loan	9.98%	SOFR	550	8/4/2027	USD	8,454,520	8,369,975	8,187,698	[1,3,4]
GovBrands Intermediate, Inc.	Revolver	9.98%	SOFR	550	8/4/2027	USD	917,000	315,856	286,915	[1,3,4,7]
Govcio Buyer Co.	First Lien Term Loan	9.57%	SOFR	500	7/9/2031	USD	62,500	61,750	61,876	[1,3,4]
GovDelivery Holdings, LLC	Delayed Draw	7.59%, 2.25% PIK	SOFR	300	1/17/2030	USD	9,000,000	6,400,272	6,452,432	[1,3,4,7,8]
GovDelivery Holdings, LLC	Delayed Draw	7.59%, 2.25% PIK	SOFR	300	1/17/2031	USD	10,020,439	9,937,872	9,983,065	[1,3,4,8]
GovDelivery Holdings, LLC	Delayed Draw	8.09%, 2.25% PIK	SOFR	350	1/17/2031	USD	10,306,741	8,809,520	8,868,046	[1,3,4,7,8]
GovDelivery Holdings, LLC	First Lien Term Loan	8.09%, 2.25% PIK	SOFR	350	1/17/2031	USD	58,676,400	58,148,380	58,457,549	[1,3,4,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
GovDelivery Holdings, LLC	First Lien Term Loan	8.09%, 2.25% PIK	SOFR	350	1/17/2031	USD	38,397,770	$38,053,480	$38,254,554	[1,3,4,6,8]
GovDelivery Holdings, LLC	Revolver	12.00%	PRIME	525	1/17/2031	USD	1,000,878	992,030	997,144	[1,3,4]
GovDelivery Holdings, LLC	Revolver	11.75%	PRIME	525	1/17/2031	USD	417,544	106,874	108,969	[1,3,4,7]
GovDelivery Holdings, LLC	Revolver	11.75%	PRIME	525	1/17/2031	USD	200,679	198,916	199,930	[1,3,4,6]
GovDelivery Holdings, LLC	Revolver	9.61%	SOFR	525	1/17/2031	USD	7,024,561	209,277	243,976	[1,3,4,7]
GovDelivery Holdings, LLC	Revolver	9.61%	SOFR	525	1/17/2031	USD	4,816,286	640,232	664,343	[1,3,4,6,7]
GovernmentJobs.com, Inc.	First Lien Term Loan	9.33%	SOFR	500	12/1/2028	USD	8,644,850	8,565,080	8,613,473	[1,3,4,6]
GovernmentJobs.com, Inc.	First Lien Term Loan	9.33%	SOFR	500	12/2/2027	USD	228,983	226,934	228,151	[1,3,4,6]
GovernmentJobs.com, Inc.	Revolver	0.50%			12/2/2027	USD	1,264,680	(11,086)	(4,590)	[1,2,3,6]
Govos, Inc.	First Lien Term Loan	10.75%	SOFR	600	7/25/2029	USD	10,036,759	9,850,456	9,886,381	[1,3,4]
Govos, Inc.	Revolver	0.50%			7/25/2029	USD	498,000	(9,112)	(9,455)	[1,2,3]
Gray Matter Systems	Delayed Draw	1.00%			5/1/2030	USD	609,400	(11,530)	(12,188)	[1,2,3]
Gray Matter Systems	First Lien Term Loan	9.58%	SOFR	525	5/1/2030	USD	1,662,000	1,631,490	1,628,760	[1,3,4]
Gray Matter Systems	Revolver	0.50%			5/1/2030	USD	466,500	(8,313)	(9,330)	[1,2,3]
GS Acquisitionco, Inc.	Delayed Draw	9.58%	SOFR	525	12/2/2026	USD	3,976,000	2,881,995	2,882,374	[1,3,4,7]
GS Acquisitionco, Inc.	Revolver	9.58%	SOFR	525	12/2/2026	USD	590,393	192,070	191,880	[1,3,4,7]
GS Acquisitionco, Inc.	First Lien Term Loan	9.58%	SOFR	525	5/25/2026	USD	8,102,913	8,075,206	8,071,069	[1,3,4]
GS Acquisitionco, Inc.	Delayed Draw	9.58%	SOFR	525	5/25/2028	USD	224,000	223,140	223,120	[1,3,4]
GS Acquisitionco, Inc.	First Lien Term Loan	9.58%	SOFR	525	5/25/2028	USD	24,845,365	24,740,565	24,747,723	[1,3,4]
GS Acquisitionco, Inc.	Revolver	9.58%	SOFR	525	5/25/2028	USD	459,607	457,933	457,800	[1,3,4]
GS Acquisitionco, Inc.	Revolver	0.50%			5/30/2026	USD	690,589	-	(2,714)	[1,2,3]
GS XX Corporation	First Lien Term Loan	9.08%	SOFR	475	4/19/2029	USD	2,216,000	2,176,612	2,171,680	[1,3,4]
GS XX Corporation	Revolver	0.50%			4/19/2029	USD	311,000	(5,362)	(6,220)	[1,2,3]
HealthEdge Software, Inc.	Delayed Draw	9.15%	SOFR	475	7/16/2031	USD	1,472,000	1,457,774	1,465,668	[1,3,4]
HealthEdge Software, Inc.	First Lien Term Loan	9.13%	SOFR	475	7/16/2031	USD	3,336,000	3,304,650	3,304,958	[1,3,4]
HealthEdge Software, Inc.	Revolver	0.50%			7/16/2031	USD	442,000	(4,154)	(4,113)	[1,2,3]
Heavy Construction Systems Specialist, LLC	First Lien Term Loan	9.83%	SOFR	550	11/16/2028	USD	19,650,000	19,426,109	19,650,000	[1,3,4]
Heavy Construction Systems Specialist, LLC	First Lien Term Loan	9.58%	SOFR	525	11/16/2028	USD	9,950,000	9,863,890	9,950,000	[1,3,4]
Help Systems Holdings, Inc.	First Lien Term Loan	8.69%	SOFR	400	11/19/2026	USD	9,579,949	9,508,177	8,470,782	[1,4]
Help Systems Holdings, Inc.	Second Lien Term Loan	11.44%	SOFR	675	11/19/2027	USD	10,000,000	10,000,019	8,091,360	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Homecare Software Solutions LLC	Delayed Draw	7.00%, 2.93% PIK	SOFR	263	6/14/2031	USD	3,679,245	$3,644,234	$3,646,472	[1,3,4,8]
Homecare Software Solutions LLC	First Lien Term Loan	7.00%, 2.93% PIK	SOFR	263	6/14/2031	USD	26,587,234	26,331,486	26,350,972	[1,3,4,8]
Homecare Software Solutions LLC	Revolver	0.50%			6/14/2031	USD	1,415,094	(13,063)	(12,605)	[1,2,3]
HPS Technology	Delayed Draw	9.95%	SONIA	470	3/9/2029	GBP	20,694,840	25,132,218	25,907,412	[1,3,4,5,6]
HPS Technology	Delayed Draw	9.73%	BBSW	525	3/9/2029	AUD	2,835,714	1,909,558	1,755,208	[1,3,4,5,6]
HPS Technology	First Lien Term Loan	9.95%	SONIA	470	9/15/2027	GBP	7,523,888	9,923,752	9,418,989	[1,3,4,5,6]
HS4 Acquisitonco Inc.	First Lien Term Loan	10.19%	SOFR	575	7/9/2025	USD	1,935,000	1,923,270	1,897,177	[1,3,4]
Hyland Software, Inc.	Revolver	0.50%			9/19/2029	USD	2,262,444	(33,936)	-	[1,2,3]
Hyland Software, Inc.	First Lien Term Loan	10.36%	SOFR	600	9/19/2030	USD	47,379,525	46,668,832	47,379,525	[1,3,4]
Icefall Parent, Inc.	First Lien Term Loan	10.86%	SOFR	650	1/26/2030	USD	13,458,155	13,219,135	13,458,155	[1,3,4]
Icefall Parent, Inc.	Revolver	0.50%			1/26/2030	USD	1,281,729	(21,736)	-	[1,2,3]
Imagine Acquisitionco, Inc.	First Lien Term Loan	9.59%	SOFR	500	11/16/2027	USD	7,035,772	6,965,414	7,035,772	[1,3,4]
Imagine Acquisitionco, Inc.	Revolver	9.55%	SOFR	500	11/16/2027	USD	1,157,556	46,302	57,878	[1,3,4,7]
Infinite Bidco LLC	First Lien Term Loan	11.03%	CME	625	3/2/2028	USD	16,687,688	16,335,485	16,687,688	[1,3,4]
INTEL 471, Inc.	Delayed Draw	1.00%			9/27/2028	USD	9,687,500	(134,551)	-	[1,2,3]
INTEL 471, Inc.	First Lien Term Loan	9.84%	SOFR	525	9/27/2028	USD	5,812,500	5,735,875	5,812,500	[1,3,4]
Invicti Intermediate 2, LLC	Revolver	0.50%			11/16/2027	USD	1,090,909	(21,818)	(20,669)	[1,2,3,6]
Ion Finance Holdings	Delayed Draw	10.85%	EURIBOR	750	9/30/2031	EUR	4,290,580	4,492,740	4,444,354	[1,3,4,5]
Ion Finance Holdings	First Lien Term Loan	10.85%	EURIBOR	750	9/30/2031	EUR	39,909,420	41,789,843	41,339,776	[1,3,4,5]
IQN Holding Corp.	Revolver	9.76%	SOFR	525	5/2/2028	USD	1,540,106	413,436	450,801	[1,3,4,7]
IQN Holding Corp.	Delayed Draw	1.00%			5/2/2029	USD	1,262,567	-	-	[1,2,3]
IQN Holding Corp.	First Lien Term Loan	9.76%	SOFR	525	5/2/2029	USD	7,231,880	7,156,147	7,231,880	[1,3,4]
Ivanti Software, Inc.	Second Lien Term Loan	11.82%	SOFR	725	12/1/2028	USD	7,000,000	6,832,370	4,553,294	[1,3,4]
Jigsaw Bidco AS	First Lien Term Loan	11.22%, 0.75% PIK	NOK	650	4/29/2025	NOK	14,964,661	1,635,472	1,283,601	[1,3,4,5,6,8]
Kaseya, Inc.	Delayed Draw	10.09% PIK			6/23/2029	USD	4,103,769	1,012,994	1,053,369	[1,3,4,7,8]
Kaseya, Inc.	First Lien Term Loan	10.09% PIK			6/23/2029	USD	68,058,693	67,059,146	68,058,693	[1,3,4,8]
Kaseya, Inc.	Revolver	9.83% PIK			6/23/2029	USD	4,106,519	1,036,009	1,036,009	[1,3,4,7,8]
KPA Parent Holdings, LLC	First Lien Term Loan	10.21%	SOFR	575	7/19/2026	USD	8,418,948	8,315,160	8,418,948	[1,3,4,6]
KPA Parent Holdings, LLC	Revolver	0.50%			7/19/2026	USD	1,301,731	(15,094)	-	[1,2,3,6]
LabVantage Solutions, Inc.	First Lien Term Loan	9.59%	SOFR	525	12/23/2030	USD	5,884,000	5,796,006	5,795,740	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
LabVantage Solutions, Inc.	Revolver	9.59%	SOFR	525	12/23/2030	USD	454,000	$163,472	$163,440	[1,3,4,7]
LeadsOnline, LLC	First Lien Term Loan	9.08%	SOFR	475	2/7/2028	USD	1,461,338	1,455,059	1,461,337	[1,3,4]
LeadsOnline, LLC	First Lien Term Loan	9.06%	SOFR	475	2/7/2028	USD	14,908,228	14,591,874	14,908,228	[1,3,4]
LeadsOnline, LLC	Revolver	0.50%			2/7/2028	USD	1,176,470	-	-	[1,2,3]
LeadVenture, Inc.	Delayed Draw	1.00%			2/28/2026	USD	2,514,887	(38,337)	(21,336)	[1,2,3]
LeadVenture, Inc.	First Lien Term Loan	9.36%	SOFR	500	2/28/2026	USD	23,802,031	23,666,975	23,600,094	[1,3,4]
LeadVenture, Inc.	Revolver	9.36%	SOFR	500	2/28/2026	USD	2,584,307	1,550,584	1,528,659	[1,3,4,7]
LeadVenture, Inc.	Delayed Draw	9.36%	SOFR	500	8/28/2026	USD	12,214,870	3,655,893	3,661,798	[1,3,4,7]
LeadVenture, Inc.	Revolver	0.50%			8/28/2026	USD	3,791,844	(31,610)	(32,170)	[1,2,3]
LeaseCrunch LLC	Delayed Draw	9.52%	SOFR	500	5/24/2029	USD	1,470,000	1,445,990	1,459,308	[1,3,4]
LeaseCrunch, LLC	First Lien Term Loan	9.43%	SOFR	500	5/24/2029	USD	2,932,650	2,886,173	2,892,897	[1,3,4]
LeaseCrunch, LLC	Revolver	0.50%			5/24/2029	USD	735,000	(11,335)	(11,803)	[1,2,3]
Litera Bidco LLC	Delayed Draw	9.36%	SOFR	500	5/1/2028	USD	10,825,135	3,615,906	3,618,816	[1,3,4,7]
Litera Bidco LLC	Delayed Draw	9.36%	SOFR	500	5/1/2028	USD	5,356,475	1,797,024	1,806,830	[1,3,4,6,7]
Litera Bidco LLC	First Lien Term Loan	9.36%	SOFR	500	5/1/2028	USD	1,852,642	1,844,598	1,849,998	[1,3,4]
Litera Bidco LLC	First Lien Term Loan	9.36%	SOFR	500	5/1/2028	USD	921,166	917,121	919,851	[1,3,4,6]
Litera Bidco LLC	Revolver	0.50%			5/1/2028	USD	341,799	(1,461)	(488)	[1,2,3,6]
Litera Bidco LLC	First Lien Term Loan	9.36%	SOFR	500	5/29/2026	USD	24,493,630	24,325,022	24,458,670	[1,3,4]
LogRhythm, Inc.	First Lien Term Loan	11.86%	SOFR	750	7/2/2029	USD	28,507,732	27,714,255	27,690,419	[1,3,4]
LogRhythm, Inc.	Revolver	0.50%			7/2/2029	USD	2,850,773	(77,229)	(81,731)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Lytx, Inc.	First Lien Term Loan	9.48%	SOFR	500	2/28/2028	USD	35,000,000	$34,582,594	$35,000,000	[1,3,4]
Mandolin Technology Intermediate Holdings, Inc.	Second Lien Term Loan	10.98%	SOFR	650	7/30/2029	USD	20,500,000	20,365,000	20,500,000	[1,3,4]
ManTech International Corporation	Revolver	0.50%			9/14/2028	USD	6,744,017	-	-	[1,2,3]
ManTech International Corporation	Delayed Draw	1.00%			9/14/2029	USD	8,616,244	-	-	[1,2,3]
ManTech International Corporation	First Lien Term Loan	9.59%	SOFR	500	9/14/2029	USD	56,926,894	55,977,853	56,926,894	[1,3,4]
Marlin DTC-LS Midco 2, LLC	First Lien Term Loan	11.03%	SOFR	650	7/1/2025	USD	21,297,200	20,701,627	21,064,262	[1,3,4]
Mercury Bidco LLC	Revolver	0.50%			5/31/2029	USD	3,061,224	(71,429)	(26,615)	[1,2,3]
Mercury Bidco LLC	First Lien Term Loan	10.08%	SOFR	575	5/31/2030	USD	28,754,464	28,122,619	28,501,309	[1,3,4]
Metatiedot Bidco Oy	Delayed Draw	8.49%	EURIBOR	550	11/27/2031	EUR	151,999	1,714	(418)	[1,3,4,5,6,7]
Metatiedot Bidco Oy	First Lien Term Loan	10.02%	SOFR	550	11/27/2031	USD	360,559	355,200	355,151	[1,3,4,6]
Metatiedot Bidco Oy	First Lien Term Loan	8.49%	EURIBOR	550	11/27/2031	EUR	481,352	497,902	491,125	[1,3,4,5,6]
Metatiedot Bidco Oy	Revolver	8.49%	EURIBOR	550	11/27/2031	EUR	100,178	14,138	13,243	[1,3,4,5,6,7]
MGT Merger Target, LLC	Revolver	14.00%	PRIME	650	4/10/2028	USD	3,103,448	1,163,793	1,163,793	[1,3,4,7]
MGT Merger Target, LLC	Delayed Draw	11.26%	SOFR	650	4/10/2029	USD	1,397,486	1,397,486	1,411,460	[1,3,4]
MGT Merger Target, LLC	Delayed Draw	10.21%	SOFR	585	4/10/2029	USD	13,207,874	5,806,327	5,898,296	[1,3,4,7]
MGT Merger Target, LLC	First Lien Term Loan	10.96%	SOFR	650	4/10/2029	USD	24,659,124	24,091,897	24,905,715	[1,3,4]
MGT Merger Target, LLC	First Lien Term Loan	10.21%	SOFR	585	4/10/2029	USD	14,253,320	14,003,755	14,094,570	[1,3,4]
Mindbody, Inc.	First Lien Term Loan	11.74%	SOFR	700	9/30/2025	USD	7,003,041	6,706,827	6,975,519	[1,3,4]
Mindbody, Inc.	Revolver	0.50%			9/30/2025	USD	1,428,571	-	(5,614)	[1,2,3]
MIS Acquisition, LLC	First Lien Term Loan	11.27%	SOFR	675	11/17/2028	USD	29,642,667	28,906,343	29,121,411	[1,3,4]
MIS Acquisition, LLC	First Lien Term Loan	10.77%	SOFR	625	11/17/2028	USD	4,607,120	4,525,171	4,526,105	[1,3,4]
MIS Acquisition, LLC	Revolver	0.50%			11/17/2028	USD	2,133,333	(49,915)	(34,545)	[1,2,3]
Misys Ltd.	First Lien Term Loan	11.65%	SOFR	725	9/13/2029	USD	11,429,576	11,222,895	11,429,576	[1,3,4,6]
Misys Ltd.	Revolver	11.65%	SOFR	725	9/13/2029	USD	1,191,600	878,007	898,858	[1,3,4,6,7]
Monotype Imaging Holdings, Inc.	Delayed Draw	10.02%	SOFR	550	2/28/2031	USD	3,448,276	754,660	787,135	[1,3,4,6,7]
Monotype Imaging Holdings, Inc.	First Lien Term Loan	10.14%	SOFR	550	2/28/2031	USD	41,379,310	40,808,103	41,183,551	[1,3,4,6]
Monotype Imaging Holdings, Inc.	Revolver	0.50%			2/28/2031	USD	5,172,414	(68,871)	(24,470)	[1,2,3,6]
Mountain Parent, Inc.	Delayed Draw	1.00%			6/27/2031	USD	11,655,000	(112,283)	(50,616)	[1,2,3]
Mountain Parent, Inc.	First Lien Term Loan	9.33%	SOFR	500	6/27/2031	USD	57,109,500	56,567,826	56,861,479	[1,3,4]
Mountain Parent, Inc.	Revolver	0.50%			6/27/2031	USD	6,216,000	(57,693)	(58,096)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
MyComplianceoffice, Inc.	First Lien Term Loan	11.83%	SOFR	750	12/29/2026	USD	1,638,298	$1,595,585	$1,590,111	[1,3,4]
Navex TopCo, Inc.	First Lien Term Loan	9.88%	SOFR	550	11/8/2030	USD	40,407,220	39,690,201	40,407,220	[1,3,4,6]
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	9.26%	SOFR	475	6/22/2027	USD	7,500,000	303,450	308,448	[1,3,4,7]
Netwrix Corporation And Concept Searching, Inc.	First Lien Term Loan	9.26%	SOFR	475	6/22/2027	USD	7,500,000	7,465,286	7,467,737	[1,3,4]
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	9.26%	SOFR	475	6/9/2029	USD	10,329,979	947,593	1,021,799	[1,3,4,7]
Netwrix Corporation And Concept Searching, Inc.	First Lien Term Loan	9.26%	SOFR	475	6/9/2029	USD	46,243,140	45,811,854	46,044,217	[1,3,4]
Netwrix Corporation And Concept Searching, Inc.	Revolver	0.50%			6/9/2029	USD	2,870,000	-	(12,346)	[1,2,3]
New Era Merger Sub, Inc.	Delayed Draw	10.73%	SOFR	625	10/31/2026	USD	3,897,421	3,785,911	3,851,672	[1,3,4]
New Era Merger Sub, Inc.	First Lien Term Loan	10.73%	SOFR	625	10/31/2026	USD	3,029,445	2,969,361	2,993,884	[1,3,4]
New Era Merger Sub, Inc.	Revolver	11.03%	SOFR	625	10/31/2026	USD	376,426	376,426	372,007	[1,3,4]
North Star Acquisitionco LLC	Delayed Draw	9.08%	SOFR	500	5/3/2029	USD	1,831,999	1,780,739	1,829,384	[1,3,4,6]
North Star Acquisitionco LLC	First Lien Term Loan	9.08%	SOFR	500	5/3/2029	USD	20,000,844	19,684,399	19,972,297	[1,3,4,6]
North Star Acquisitionco LLC	Revolver	9.08%	SOFR	500	5/3/2029	USD	2,198,398	1,149,838	1,190,668	[1,3,4,6,7]
OEConnection LLC	Delayed Draw	1.00%			4/22/2031	USD	13,526,091	(128,755)	(27,417)	[1,2,3]
OEConnection LLC	First Lien Term Loan	9.36%	SOFR	525	4/22/2031	USD	77,715,500	76,992,053	77,169,213	[1,3,4]
OEConnection LLC	Revolver	0.50%			4/22/2031	USD	8,453,806	(76,424)	(59,424)	[1,2,3]
OneZero	Delayed Draw	1.00%			10/7/2031	USD	6,394,231	(62,883)	(58,318)	[1,2,3]
OneZero	First Lien Term Loan	9.59%	SOFR	500	10/7/2031	USD	36,538,462	36,181,553	36,205,214	[1,3,4]
OneZero	Revolver	0.50%			10/7/2031	USD	4,567,308	(44,164)	(41,656)	[1,2,3]
Optimizely North America Inc.	First Lien Term Loan	10.20%	SONIA	550	10/30/2031	GBP	4,147,198	5,325,143	5,142,624	[1,3,4,5,6]
Optimizely North America Inc.	First Lien Term Loan	9.36%	SOFR	500	10/30/2031	USD	32,134,290	31,818,311	31,830,006	[1,3,4,6]
Optimizely North America Inc.	First Lien Term Loan	8.11%	EURIBOR	525	10/30/2031	EUR	10,392,527	11,174,907	10,663,061	[1,3,4,5,6]
Optimizely North America Inc.	Revolver	0.50%			10/30/2031	USD	4,701,528	(45,889)	(44,519)	[1,2,3,6]
Oranje Holdco, Inc.	First Lien Term Loan	12.32%	SOFR	775	2/1/2029	USD	13,036,444	12,785,301	12,821,496	[1,3,4]
Oranje Holdco, Inc.	Revolver	0.50%			2/1/2029	USD	1,629,556	(40,739)	(26,869)	[1,2,3]
Oranje Holdco, Inc.	First Lien Term Loan	11.82%	SOFR	725	6/27/2030	USD	5,462,523	5,359,652	5,370,519	[1,3,4]
OSP Hamilton Purchaser, LLC	Delayed Draw	9.84%	SOFR	525	12/28/2029	USD	36,878,972	6,694,334	7,145,956	[1,3,4,7]
OSP Hamilton Purchaser, LLC	First Lien Term Loan	9.84%	SOFR	525	12/28/2029	USD	48,522,415	47,687,285	48,239,430	[1,3,4]
OSP Hamilton Purchaser, LLC	Revolver	9.84%	SOFR	525	12/28/2029	USD	7,000,000	2,685,085	2,759,175	[1,3,4,7]
OSP Lakeside Intermediate Holdings, LLC	First Lien Term Loan	12.45%, 0.75% PIK	SOFR	776	7/31/2026	USD	7,254,054	7,177,266	7,254,054	[1,3,4,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Palmetto Technology Group, LLC	Delayed Draw	10.11%	SOFR	575	1/3/2029	USD	2,274,480	$2,236,484	$2,228,990	[1,3,4]
Palmetto Technology Group, LLC	First Lien Term Loan	10.11%	SOFR	575	1/3/2029	USD	1,145,105	1,125,804	1,122,203	[1,3,4]
Palmetto Technology Group, LLC	Revolver	9.86%	SOFR	575	1/3/2029	USD	514,000	387,206	385,500	[1,3,4,7]
Palmetto Technology Group, LLC	Delayed Draw	10.09%	SOFR	575	1/6/2029	USD	1,370,520	104,115	99,490	[1,3,4,7]
Park Place Technologies, LLC	Revolver	9.59%	SOFR	525	3/25/2030	USD	4,598,780	2,213,546	2,195,473	[1,3,4,7]
Park Place Technologies, LLC	Delayed Draw	1.00%			3/25/2031	USD	6,131,708	(58,052)	(24,098)	[1,2,3]
Park Place Technologies, LLC	First Lien Term Loan	9.61%	SOFR	525	3/25/2031	USD	39,171,337	38,810,183	39,017,394	[1,3,4]
PC Dreamscape Opco, Inc.	Delayed Draw	10.08%	SOFR	575	4/25/2028	USD	6,513,158	3,143,092	3,223,684	[1,3,4,7]
PC Dreamscape Opco, Inc.	First Lien Term Loan	10.08%	SOFR	575	4/25/2028	USD	11,832,895	11,682,516	11,817,190	[1,3,4]
PC Dreamscape Opco, Inc.	Revolver	0.50%			4/25/2028	USD	1,315,789	-	(1,746)	[1,2,3]
PCS Software, Inc.	First Lien Term Loan	10.48%	SOFR	600	1/1/2026	USD	5,156,328	5,126,324	5,117,962	[1,3,4]
PCS Software, Inc.	Revolver	10.48%	SOFR	600	1/1/2026	USD	363,714	157,609	154,903	[1,3,4,7]
PDI TA Holdings, Inc.	Delayed Draw	10.00%	SOFR	525	2/3/2031	USD	7,600,000	5,234,163	5,304,800	[1,3,4,7]
PDI TA Holdings, Inc.	First Lien Term Loan	10.09%	SOFR	550	2/3/2031	USD	20,100,000	19,917,391	20,100,000	[1,3,4]
PDI TA Holdings, Inc.	First Lien Term Loan	10.09%	SOFR	550	2/3/2031	USD	15,953,590	15,808,246	15,953,590	[1,3,4,6]
PDI TA Holdings, Inc.	Revolver	0.50%			2/3/2031	USD	2,300,000	(20,088)	-	[1,2,3]
PDI TA Holdings, Inc.	Delayed Draw	10.00%	SOFR	525	2/3/2031	USD	6,043,026	4,161,760	4,218,032	[1,3,4,6,7]
PDI TA Holdings, Inc.	Revolver	0.50%			2/3/2031	USD	1,812,908	(15,896)	-	[1,2,3,6]
PDQ.com Corporation	First Lien Term Loan	9.41%	SOFR	475	10/12/2029	USD	18,157,895	17,711,257	18,013,825	[1,3,4]
PDQ.com Corporation	Delayed Draw	9.34%	SOFR	475	8/27/2027	USD	7,192,059	7,003,042	7,134,995	[1,3,4]
PDQ.com Corporation	Delayed Draw	1.00%			8/27/2027	USD	11,921,850	(119,219)	(94,592)	[1,2,3]
PDQ.com Corporation	First Lien Term Loan	9.34%	SOFR	475	8/27/2027	USD	10,498,824	10,402,893	10,415,523	[1,3,4]
PDQ.com Corporation	Revolver	0.50%			8/27/2027	USD	8,343,653	(30,882)	(66,201)	[1,2,3]
Penn TRGRP Holdings, LLC	Delayed Draw	6.08%, 6.00% PIK	SOFR	175	9/29/2030	USD	1,121,046	384,634	369,006	[1,3,4,7,8]
Penn TRGRP Holdings, LLC	First Lien Term Loan	6.08%, 6.00% PIK	SOFR	175	9/29/2030	USD	42,637,459	41,913,153	42,043,060	[1,3,4,8]
Penn TRGRP Holdings, LLC	Revolver	0.50%			9/29/2030	USD	6,289,245	(125,785)	(87,677)	[1,2,3]
Perforce Software, Inc.	First Lien Term Loan	8.21%	SOFR	375	7/1/2026	USD	1,157,660	1,133,190	1,145,441	[1,3,4]
Phoenix 1 Buyer Corporation	Revolver	0.50%			11/20/2029	USD	5,051,639	(82,954)	-	[1,2,3,6]
Phoenix 1 Buyer Corporation	First Lien Term Loan	9.87%	SOFR	550	11/20/2030	USD	21,546,134	21,181,403	21,546,134	[1,3,4,6]
Ping Identity Holding Corp.	Revolver	0.50%			10/17/2028	USD	216,898	-	-	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Ping Identity Holding Corp.	First Lien Term Loan	9.08%	SOFR	475	10/17/2029	USD	2,136,176	$2,136,176	$2,136,176	[1,3,4]
PowerGEM Buyer, Inc.	Delayed Draw	9.51%	SOFR	500	11/8/2031	USD	9,845,765	9,809,387	9,814,103	[1,3,4]
PowerGEM Buyer, Inc.	Delayed Draw	9.46%	SOFR	500	11/8/2031	USD	10,000,000	401,041	405,308	[1,3,4,7]
PowerGEM Buyer, Inc.	First Lien Term Loan	9.51%	SOFR	500	11/8/2031	USD	2,586,685	2,577,123	2,578,367	[1,3,4]
PowerGEM Buyer, Inc.	Revolver	0.50%			11/8/2031	USD	3,500,000	(34,270)	(33,142)	[1,2,3]
ProcessUnity Holdings, LLC	Delayed Draw	11.01%	SOFR	650	9/24/2028	USD	1,000,000	987,500	990,000	[1,3,4]
ProcessUnity Holdings, LLC	First Lien Term Loan	11.10%	SOFR	675	9/24/2028	USD	1,250,000	1,237,586	1,237,500	[1,3,4]
ProcessUnity Holdings, LLC	First Lien Term Loan	11.01%	SOFR	650	9/24/2028	USD	7,250,000	7,142,217	7,177,500	[1,3,4]
ProcessUnity Holdings, LLC	Revolver	11.01%	SOFR	650	9/24/2028	USD	1,000,000	750,000	740,000	[1,3,4,7]
Project Leopard Holdings, Inc.	First Lien Term Loan	9.94%	SOFR	525	7/20/2029	USD	73,370,473	69,718,626	66,033,425	[1,4,9]
QBS Parent, Inc.	First Lien Term Loan	9.27%	SOFR	475	11/7/2031	USD	92,800,446	92,343,013	92,349,748	[1,3,4,6]
QBS Parent, Inc.	Revolver	0.50%			11/7/2031	USD	8,438,049	(41,288)	(40,980)	[1,2,3,6]
QF Holdings, Inc.	Delayed Draw	9.58%	SOFR	500	12/15/2027	USD	438,597	433,772	438,519	[1,3,4]
QF Holdings, Inc.	First Lien Term Loan	9.58%	SOFR	500	12/15/2027	USD	2,192,982	2,168,860	2,192,597	[1,3,4]
QF Holdings, Inc.	Revolver	9.52%	SOFR	475	12/15/2027	USD	201,754	114,035	114,000	[1,3,4,7]
Quantic Electronics, LLC	Delayed Draw	10.43%	SOFR	600	11/19/2026	USD	6,282,920	6,193,634	6,282,920	[1,3,4]
Quantic Electronics, LLC	First Lien Term Loan	10.43%	SOFR	600	11/19/2026	USD	8,874,394	8,772,416	8,874,394	[1,3,4]
Quantic Electronics, LLC	Revolver	10.43%	SOFR	600	11/19/2026	USD	928,397	835,558	835,558	[1,3,4,7]
Quest Software US Holdings, Inc.	Second Lien Term Loan	12.24%	SOFR	750	2/1/2030	USD	20,000,000	19,700,000	4,521,900	[1,4]
Questel International	First Lien Term Loan	8.83%	EURIBOR		12/17/2027	EUR	11,123,835	12,556,872	11,161,241	[1,3,4,5,7]
Rally Buyer, Inc.	Delayed Draw	10.10%	SOFR	575	7/19/2028	USD	5,316,866	5,226,505	4,790,324	[1,3,4]
Rally Buyer, Inc.	First Lien Term Loan	10.10%	SOFR	575	7/19/2028	USD	21,996,818	21,638,364	19,818,425	[1,3,4]
Rally Buyer, Inc.	Revolver	10.38%	SOFR	575	7/19/2028	USD	3,182,180	2,577,566	2,262,428	[1,3,4,7]
Ranger Buyer, Inc.	Revolver	0.50%			11/18/2027	USD	1,923,077	-	(16,620)	[1,2,3]
Ranger Buyer, Inc.	First Lien Term Loan	9.08%	SOFR	475	11/18/2028	USD	24,423,077	24,180,620	24,212,008	[1,3,4]
RCS Technology	First Lien Term Loan	11.34%	SOFR	675	2/28/2025	USD	2,095,148	2,079,460	2,074,017	[1,3,4,6]
Recorded Future, Inc.	Delayed Draw	1.00%			6/28/2030	USD	863,500	(7,913)	(3,394)	[1,2,3]
Recorded Future, Inc.	Revolver	0.50%			6/28/2030	USD	535,227	(4,905)	(2,103)	[1,2,3]
Redwood Services Group, LLC	Delayed Draw	10.68%	SOFR	625	2/22/2031	USD	6,932,520	6,523,518	6,570,417	[1,3,4,7]
Redwood Services Group, LLC	Delayed Draw	10.68%	SOFR	625	6/15/2029	USD	33,736,092	33,061,096	33,694,776	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Redwood Services Group, LLC	First Lien Term Loan	10.68%	SOFR	625	6/15/2029	USD	39,886,575	$39,298,811	$39,886,575	[1,3,4]
Revalize, Inc.	Delayed Draw	10.49%	SOFR	575	4/15/2027	USD	25,069,282	24,857,980	24,742,385	[1,3,4]
Revalize, Inc.	Revolver	10.49%	SOFR	575	4/15/2027	USD	681,000	578,850	569,970	[1,3,4,7]
Ridge Trail US Bidco, Inc.	Revolver	8.83%	SOFR	450	3/30/2031	USD	1,968,504	503,060	502,928	[1,3,4,7]
Ridge Trail US Bidco, Inc.	Revolver	8.83%	SOFR	450	3/31/2031	USD	3,350,645	855,785	856,048	[1,3,4,7]
Ridge Trail US Bidco, Inc.	Delayed Draw	1.00%			9/30/2031	USD	15,957,447	(235,726)	(231,583)	[1,2,3]
Ridge Trail US Bidco, Inc.	First Lien Term Loan	8.83%	SOFR	450	9/30/2031	USD	46,276,595	45,597,144	45,605,005	[1,3,4]
Riskonnect Parent, LLC	Delayed Draw	9.58%	SOFR	525	12/7/2028	USD	20,457,896	19,680,142	20,238,234	[1,3,4]
Riskonnect Parent, LLC	Delayed Draw	9.48%	SOFR	500	12/7/2028	USD	30,650,633	30,300,340	30,650,633	[1,3,4]
Riskonnect Parent, LLC	Delayed Draw	1.00%			12/7/2028	USD	35,000,000	(638,863)	(487,926)	[1,2,3]
Riskonnect Parent, LLC	First Lien Term Loan	9.58%	SOFR	525	12/7/2028	USD	29,079,357	28,589,385	28,767,123	[1,3,4]
Riskonnect Parent, LLC	First Lien Term Loan	9.48%	SOFR	500	12/7/2028	USD	28,473,439	27,890,512	28,473,439	[1,3,4]
Riskonnect Parent, LLC	Revolver	0.50%			12/7/2028	USD	5,140,200	(82,689)	(55,192)	[1,2,3]
Runway Bidco, LLC	Delayed Draw	1.00%			12/17/2031	USD	13,149,349	(131,107)	(131,493)	[1,2,3,6]
Runway Bidco, LLC	First Lien Term Loan	9.33%	SOFR	500	12/17/2031	USD	52,926,141	52,399,060	52,396,880	[1,3,4,6]
Runway Bidco, LLC	Revolver	0.50%			12/17/2031	USD	6,611,573	(65,735)	(66,116)	[1,2,3,6]
Saab Purchaser, Inc.	Delayed Draw	1.00%			11/12/2031	USD	9,574,468	(94,818)	(92,620)	[1,2,3]
Saab Purchaser, Inc.	First Lien Term Loan	9.52%	SOFR	500	11/12/2031	USD	35,638,298	35,286,665	35,293,546	[1,3,4]
Saab Purchaser, Inc.	Revolver	0.50%			11/12/2031	USD	4,787,234	(46,947)	(46,310)	[1,2,3]
Safety Borrower Holdings	First Lien Term Loan	9.72%	SOFR	525	9/1/2027	USD	16,847,204	16,701,701	16,780,064	[1,3,4]
Safety Borrower Holdings	Revolver	12.75%	PRIME	425	9/1/2027	USD	677,966	169,499	166,556	[1,3,4,7]
SailPoint Technologies, Inc.	Revolver	10.48%	SOFR	625	8/16/2028	USD	603,840	108,691	120,768	[1,3,4,6,7]
Sapphire Software Buyer, Inc.	First Lien Term Loan	6.25%, 3.00% PIK	SOFR	675	9/30/2031	USD	15,591,628	15,439,652	15,446,545	[1,3,4,8]
Sapphire Software Buyer, Inc.	Revolver	0.50%			9/30/2031	USD	1,890,791	(18,232)	(17,594)	[1,2,3]
Securonix, Inc.	First Lien Term Loan	11.29%	SOFR	700	4/1/2028	USD	12,711,865	12,538,755	11,198,471	[1,3,4]
Securonix, Inc.	Revolver	11.29%	SOFR	700	4/1/2028	USD	2,288,135	5,791	(220,857)	[1,3,4,7]
Seismic Software, Inc.	Delayed Draw	9.44%	SOFR	475	10/16/2028	USD	26,130,735	16,960,249	18,137,014	[1,3,4,6,7]
Seismic Software, Inc.	Revolver	0.50%			10/16/2028	USD	272,390	(5,448)	-	[1,2,3,6]
Serrano Parent, LLC	First Lien Term Loan	10.92%	SOFR	650	5/12/2030	USD	7,336,245	7,191,927	7,197,251	[1,3,4]
Severin Acquisition, LLC	Delayed Draw	1.00%			10/1/2031	USD	13,385,827	(131,575)	(124,832)	[1,2,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Severin Acquisition, LLC	First Lien Term Loan	7.11%, 2.25% PIK	SOFR	275	10/1/2031	USD	63,687,869	$63,067,442	$63,093,936	[1,3,4,8]
Severin Acquisition, LLC	Revolver	0.50%			10/1/2031	USD	8,031,496	(77,582)	(74,900)	[1,2,3]
SimpliSafe Holding Corporation	Delayed Draw	10.61%	SOFR	625	5/2/2028	USD	4,421,481	4,375,096	4,339,509	[1,3,4]
Sonar Acquisitionco, Inc.	Delayed Draw	9.85%	SOFR	550	10/24/2030	USD	22,641,510	5,060,180	5,065,844	[1,3,4,7]
Sonar Acquisitionco, Inc.	First Lien Term Loan	9.12%	BBSY	475	10/24/2030	AUD	22,398,486	14,946,795	13,730,900	[1,3,4,5]
Sonar Acquisitionco, Inc.	Revolver	0.50%			10/24/2030	USD	2,264,151	(21,939)	(21,717)	[1,2,3]
Spaceship Purchaser, Inc.	Delayed Draw	1.00%			10/17/2027	USD	1,406,885	(9,590)	(9,485)	[1,2,3,6]
Spaceship Purchaser, Inc.	First Lien Term Loan	9.78%	SOFR	500	10/17/2031	USD	6,951,666	6,883,582	6,885,271	[1,3,4,6]
Spaceship Purchaser, Inc.	Revolver	0.50%			10/17/2031	USD	927,593	(9,005)	(8,859)	[1,2,3,6]
Spark Purchaser, Inc.	Revolver	0.50%			4/1/2030	USD	1,351,351	(23,666)	(26,098)	[1,2,3]
Spark Purchaser, Inc.	First Lien Term Loan	9.83%	SOFR	550	4/1/2031	USD	8,648,649	8,488,575	8,481,624	[1,3,4]
Stamps.com, Inc.	First Lien Term Loan	10.94%	SOFR	575	10/5/2028	USD	9,750,000	9,580,340	9,443,269	[1,3,4]
SumUp Holdings MidCo S.A.R.L.	Delayed Draw	9.50%	EURIBOR	650	4/25/2031	EUR	88,695,000	75,789,806	72,698,610	[1,3,4,5,7]
Superman Holdings LLC	Delayed Draw	1.00%			8/29/2031	USD	4,367,931	(21,323)	(18,519)	[1,2,3,6]
Superman Holdings LLC	First Lien Term Loan	8.86%	SOFR	450	8/29/2031	USD	13,697,833	13,631,685	13,639,756	[1,3,4,6]
Superman Holdings LLC	Revolver	0.50%			8/29/2031	USD	1,934,236	(9,214)	(8,201)	[1,2,3,6]
Syntax Systems Ltd	First Lien Term Loan	9.44%	SOFR	500	10/29/2028	USD	2,561,807	2,544,303	2,537,969	[1,3,4]
Syntax Systems Ltd.	First Lien Term Loan	9.46%	SOFR	500	10/29/2028	USD	29,382,749	29,067,566	29,109,336	[1,3,4]
Syntax Systems Ltd.	First Lien Term Loan	9.40%	SOFR	500	10/29/2028	USD	1,258,240	1,246,230	1,246,532	[1,3,4]
Tamarack Intermediate, LLC	First Lien Term Loan	10.30%	SOFR	575	3/11/2028	USD	18,060,840	17,835,907	17,604,751	[1,3,4]
Tamarack Intermediate, LLC	Delayed Draw	10.47%	SOFR	575	3/13/2028	USD	8,528,014	8,315,051	8,312,657	[1,3,4]
Tamarack Intermediate, LLC	First Lien Term Loan	10.30%	SOFR	575	3/13/2028	USD	1,849,301	1,813,555	1,802,601	[1,3,4]
Tamarack Intermediate, LLC	Revolver	0.50%			3/13/2028	USD	3,023,437	-	(76,351)	[1,2,3]
Tamarack Intermediate, LLC	First Lien Term Loan	10.33%	SOFR	575	6/10/2030	USD	1,791,681	1,774,979	1,746,436	[1,3,4]
Tango Bidco SAS	Delayed Draw	10.71%	EURIBOR	800	10/17/2031	EUR	26,458,952	3,213,922	2,246,520	[1,3,4,5,7]
Tango Bidco SAS	First Lien Term Loan	11.06%	EURIBOR	800	10/17/2031	EUR	10,727,273	11,388,074	10,894,443	[1,3,4,5]
Tango Bidco SAS	First Lien Term Loan	8.14%	EURIBOR	500	10/17/2031	EUR	52,829,787	56,418,420	53,977,347	[1,3,4,5]
TCP Hawker Intermediate LLC	Delayed Draw	1.00%			8/30/2029	USD	1,695,721	(16,762)	(16,957)	[1,2,3,6]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
TCP Hawker Intermediate LLC	First Lien Term Loan	9.60%	SOFR	500	8/30/2029	USD	389,990	$386,162	$386,090	[1,3,4,6]
TCP Hawker Intermediate LLC	Revolver	10.50%	PRIME	275	8/30/2029	USD	32	32	32	[1,3,4,6]
TCP Hawker Intermediate LLC	Revolver	8.11%	SOFR	375	8/30/2029	USD	565	559	559	[1,3,4,6]
TCP Hawker Intermediate LLC	Revolver	0.50%			8/30/2029	USD	403	(4)	(4)	[1,2,3,6]
Thrive Buyer, Inc.	Delayed Draw	10.48%	SOFR	600	1/22/2027	USD	1,970,579	1,970,579	1,970,579	[1,3,4]
Thrive Buyer, Inc.	First Lien Term Loan	10.76%	SOFR	625	1/22/2027	USD	11,496,774	11,279,954	11,428,574	[1,3,4]
Thrive Buyer, Inc.	First Lien Term Loan	10.48%	SOFR	600	1/22/2027	USD	2,629,046	2,629,046	2,629,046	[1,3,4]
Thrive Buyer, Inc.	First Lien Term Loan	9.51%	SOFR	500	1/22/2027	USD	880,915	875,452	875,452	[1,3,4]
Thrive Buyer, Inc.	First Lien Term Loan	9.26%	SOFR	475	1/22/2027	USD	917,698	911,478	911,814	[1,3,4]
Thrive Buyer, Inc.	Revolver	10.48%	SOFR	600	1/22/2027	USD	388,488	258,992	258,992	[1,3,4,7]
Thunder Purchase, Inc.	Revolver	10.25%	SOFR	550	6/30/2027	USD	1,371,868	990,315	1,005,383	[1,3,4,6,7]
Thunder Purchase, Inc.	Revolver	10.08%	SOFR	550	6/30/2027	USD	587,943	573,750	582,064	[1,3,4,6,7]
Thunder Purchase, Inc.	Delayed Draw	1.00%			6/30/2028	USD	2,951,236	(29,069)	(29,091)	[1,2,3,6]
Thunder Purchaser, Inc.	First Lien Term Loan	9.73%	SOFR	525	6/30/2028	USD	1,239,519	1,227,436	1,227,301	[1,3,4,6]
TigerConnect, Inc.	Delayed Draw	8.08%, 3.38% PIK	SOFR	338	10/31/2030	USD	1,643,906	1,072,028	1,072,028	[1,3,4,7,8]
TigerConnect, Inc.	Delayed Draw	1.00%			11/19/2030	USD	30,000	-	-	[1,2,3]
TigerConnect, Inc.	First Lien Term Loan	7.98%, 3.38% PIK	SOFR	338	11/19/2030	USD	750,000	738,899	738,902	[1,3,4,8]
TigerConnect, Inc.	First Lien Term Loan	8.09%, 3.38% PIK	SOFR	338	2/16/2028	USD	13,125,000	12,930,132	12,930,787	[1,3,4,8]
TigerConnect, Inc.	Revolver	0.50%			2/16/2028	USD	1,875,000	(42,188)	(27,745)	[1,2,3]
Togetherwork Holdings, LLC	Delayed Draw	9.36%	SOFR	500	5/19/2031	USD	6,000,000	855,154	861,938	[1,3,4,7]
Togetherwork Holdings, LLC	First Lien Term Loan	9.36%	SOFR	500	5/19/2031	USD	26,000,000	25,890,660	25,915,146	[1,3,4]
Trackforce Acquireco, Inc.	First Lien Term Loan	10.08%	SOFR	575	6/23/2028	USD	18,053,004	17,809,726	18,053,004	[1,3,4,6]
Trackforce Acquireco, Inc.	Revolver	10.60%	SOFR	600	6/23/2028	USD	1,113,074	667,845	667,845	[1,3,4,6,7]
Tribute Technology Holdings, LLC	Revolver	10.86%	SOFR	650	10/30/2026	USD	4,882,979	2,487,064	2,320,968	[1,3,4,6,7]
Trident Maritime Systems, Inc.	First Lien Term Loan	11.93%	SOFR	750	2/26/2027	USD	16,900,674	16,759,639	16,208,256	[1,3,4]
Trident Maritime Systems, Inc.	Revolver	11.94%	SOFR	750	2/26/2027	USD	1,666,666	1,662,777	1,598,384	[1,3,4]
Trimech Acquisition Corp	Revolver	11.75%	PRIME	375	3/10/2028	USD	576,116	27,591	29,419	[1,3,4,6,7]
Trintech, Inc.	First Lien Term Loan	9.86%	SOFR	550	7/25/2029	USD	45,153,569	44,042,762	43,999,750	[1,3,4]
Trintech, Inc.	Revolver	9.86%	SOFR	550	7/25/2029	USD	3,499,534	894,881	910,443	[1,3,4,7]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
TSO Buyer, Inc. & Global Tracking Communications, LLC	Delayed Draw	10.36%	SOFR	600	3/29/2029	USD	257,000	$252,054	$251,860	[1,3,4]
TSO Buyer, Inc. & Global Tracking Communications, LLC	First Lien Term Loan	10.36%	SOFR	600	3/29/2029	USD	6,762,854	6,662,924	6,627,598	[1,3,4]
TSO Buyer, Inc. & Global Tracking Communications, LLC	First Lien Term Loan	10.33%	SOFR	600	3/29/2029	USD	2,574,000	2,522,778	2,522,520	[1,3,4]
TSO Buyer, Inc. & Global Tracking Communications, LLC	Revolver	10.85%	SOFR	625	3/29/2029	USD	1,558,500	21,615	19,330	[1,3,4,7]
TSYL Corporate Buyer, Inc.	Delayed Draw	9.51%	SOFR	500	12/19/2028	USD	7,154,235	7,059,684	7,131,586	[1,3,4]
TSYL Corporate Buyer, Inc.	First Lien Term Loan	9.51%	SOFR	500	12/19/2028	USD	1,868,315	1,849,289	1,862,400	[1,3,4]
TSYL Corporate Buyer, Inc.	Revolver	0.50%			12/19/2028	USD	3,500,000	(41,707)	(11,080)	[1,2,3]
U.S. Signal Company, LLC	Delayed Draw	1.00%			9/3/2029	USD	1,629,000	(3,809)	(14,623)	[1,2,3]
U.S. Signal Company, LLC	First Lien Term Loan	10.07%	SOFR	550	9/3/2029	USD	5,289,000	5,276,423	5,254,759	[1,3,4]
U.S. Signal Company, LLC	Revolver	0.50%			9/3/2029	USD	813,000	(1,899)	(7,298)	[1,2,3]
UpStack Holdco Inc.	Delayed Draw	1.00%			8/23/2031	USD	4,375,000	(42,667)	(5,861)	[1,2,3]
UpStack Holdco Inc.	First Lien Term Loan	9.52%	SOFR	500	8/23/2031	USD	11,375,000	11,265,253	11,304,308	[1,3,4]
UpStack Holdco Inc.	Revolver	9.38%	SOFR	500	8/23/2031	USD	1,750,000	245,869	251,625	[1,3,4,7]
User Zoom Technologies, Inc.	First Lien Term Loan	11.80%	SOFR	750	4/5/2029	USD	9,500,000	9,279,601	9,500,000	[1,3,4]
User Zoom Technologies, Inc.	First Lien Term Loan	11.30%	SOFR	700	4/5/2029	USD	37,896,774	37,456,897	37,896,774	[1,3,4]
VDC Powerup PTE LTD	First Lien Term Loan	10.21%	SOFR	575	5/20/2028	USD	12,072,467	11,835,443	11,831,017	[1,3,4]
Victors Purchaser, LLC	Delayed Draw	1.00%			8/15/2031	USD	4,104,607	(40,055)	-	[1,2,3,6]
Victors Purchaser, LLC	First Lien Term Loan	9.08%	SOFR	475	8/15/2031	USD	17,238,703	17,072,261	17,163,482	[1,3,4,6]
Viper Bidco, Inc.	Delayed Draw	1.00%			11/21/2031	USD	532,749	(5,285)	(5,241)	[1,2,3,6]
Viper Bidco, Inc.	First Lien Term Loan	9.75%	SONIA	500	11/21/2031	GBP	1,576,588	1,966,238	1,954,280	[1,3,4,5,6]
Viper Bidco, Inc.	First Lien Term Loan	9.52%	SOFR	500	11/21/2031	USD	3,410,081	3,376,353	3,376,536	[1,3,4,6]
Viper Bidco, Inc.	Revolver	0.50%			11/21/2031	USD	440,184	(4,332)	(4,330)	[1,2,3,6]
Wilson Electronics Holdings, LLC	First Lien Term Loan	11.06%	SOFR	671	5/17/2027	USD	24,900,018	24,612,113	24,900,018	[1,3,4]
Xactly Corporation	First Lien Term Loan	10.86%	SOFR	625	2/3/2031	USD	29,000,000	28,579,269	29,000,000	[1,3,4]
Xactly Corporation	First Lien Term Loan	10.86%	SOFR	625	7/31/2027	USD	7,921,458	7,855,820	7,921,458	[1,3,4]
Xactly Corporation	Revolver	0.50%			7/31/2027	USD	337,224	-	-	[1,2,3]
Zone & Company Software Consulting LLC	Delayed Draw	1.00%			9/13/2030	USD	2,406,282	(41,194)	(39,852)	[1,2,3]
Zone & Company Software Consulting LLC	First Lien Term Loan	10.86%	SOFR	650	9/13/2030	USD	9,453,252	9,293,194	9,296,689	[1,3,4]
Zone & Company Software Consulting LLC	Revolver	0.50%			9/13/2030	USD	1,289,080	(21,511)	(21,349)	[1,2,3]
								4,936,542,857	4,885,865,711

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Utilities — 0.1%
EDPO, LLC	Delayed Draw	8.58%	SOFR	450	12/8/2027	USD	713,333	$312,850	$320,000	[1,3,4,6,7]
Flatiron Energy Holdco LLC	Delayed Draw	1.00%			10/1/2029	USD	1,430,000	(33,989)	(35,750)	[1,2,3]
Flatiron Energy Holdco LLC	First Lien Term Loan	11.83% PIK			10/1/2029	USD	1,820,000	1,776,117	1,774,500	[1,3,4,8]
NRP Generation, LLC	Delayed Draw	11.64%	SOFR	700	11/6/2029	USD	2,055,000	2,004,755	2,004,047	[1,3,4]
NRP Generation, LLC	Delayed Draw	1.00%			11/6/2029	USD	11,500,000	(279,101)	(285,138)	[1,2,3]
NRP Generation, LLC	Delayed Draw	11.32%	SOFR	700	11/6/2029	USD	1,445,000	1,409,941	1,409,172	[1,3,4]
Qualus Power Services Corp.	Delayed Draw	9.51%	SOFR	525	3/26/2027	USD	1,134,375	1,112,186	1,112,883	[1,3,4]
Qualus Power Services Corp.	First Lien Term Loan	9.51%	SOFR	525	3/26/2027	USD	5,307,500	5,203,682	5,206,943	[1,3,4]
Sunraycer HPS Borrower LLC	Delayed Draw	1.00%			10/28/2029	USD	2,250,000	(43,496)	(45,000)	[1,2,3]
Sunraycer HPS Borrower LLC	First Lien Term Loan	12.83% PIK			10/28/2029	USD	3,750,000	3,676,948	3,675,000	[1,3,4,8]
Water Holdings Acquisition LLC	Delayed Draw	9.36%	SOFR	500	7/31/2031	USD	8,411,214	254,804	261,291	[1,3,4,7]
Water Holdings Acquisition LLC	First Lien Term Loan	7.09%, 3.00% PIK	SOFR	250	7/31/2031	USD	25,324,844	25,083,396	25,098,557	[1,3,4,8]
								40,478,093	40,496,505
Total Senior Secured Loans								20,302,805,205	20,219,110,198

Private Investment Vehicles — 39.3%
Investment Partnerships — 4.2%
AG Twinbrook Origination Fund I, L.P.						USD	N/A	23,872,182	26,413,370	[1,12,13]
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP						USD	N/A	91,406,352	91,230,922	[1,12,13]
Ares Commercial Finance LP						USD	N/A	53,841,899	61,251,066	[1,12,13]
Ares Priority Loan Co-Invest LP						USD	N/A	48,570,000	49,155,898	[1,12,13]
Ares Specialty Healthcare Fund (L), L.P.						USD	N/A	-	1,428,402	[1,12,13]
Banner Ridge DSCO Fund II (Offshore), LP						USD	N/A	9,728,856	12,034,927	[1,12,13]
Blackstone Technology Senior Direct Lending Fund LP						USD	N/A	79,771,762	85,852,973	[1,12,13]
Blue Owl MC Debt Opportunities LP						USD	N/A	37,795,352	39,147,657	[1,12,13]
Crescent Mezzanine Partners VIIC, L.P.						USD	N/A	4,131,956	4,691,347	[1,12,13]
Hayfin Tactical Solutions Fund (US Parellel) LP						USD	N/A	17,653,678	19,175,137	[1,12,13]
HPS Offshore Strategic Investment Partners V, LP						USD	N/A	39,892,794	45,951,605	[1,12,13]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
HPS Mezzanine Partners 2019, L.P.						USD	N/A	$7,306,189	$8,644,946	[1,12,13]
HPS Offshore Mezzanine Partners 2019, LP						USD	N/A	22,997,177	28,109,690	[1,12,13]
HPS Specialty Loan Fund V Feeder, L.P.						USD	N/A	54,476,986	59,958,634	[1,12,13]
KKR Institutional Middle Market Fund						USD	N/A	225,000,000	249,021,419	[1,12,13]
Marlin Credit Opportunities Fund, L.P.						USD	N/A	103,237,198	98,964,529	[1,12,13]
NXT Capital Senior Loan Fund VII, LP						USD	N/A	95,770	97,575	[1,12,13]
Odyssey Co-Investment Partners B, LLC						USD	N/A	1,949,774	2,026,568	[1,12,13]
Raven Asset-Based Credit Fund II LP						USD	N/A	12,468,758	14,222,962	[1,12,13]
Silver Point Specialty Credit Fund II, L.P.						USD	N/A	46,280,581	41,850,429	[1,12,13]
Summit Partners Credit Offshore Fund II, L.P.						USD	N/A	7,115,039	4,379,797	[1,12,13]
Thoma Bravo Credit Fund III Feeder, LP						USD	N/A	14,269,259	15,747,961	[1,12,13]
Thompson Rivers LLC						USD	N/A	5,666,840	1,840,194	[1,12,13]
Varagon Capital Direct Lending Fund, L.P.						USD	N/A	43,750,000	43,549,384	[1,12,13]
Veritas Capital Credit Opportunities Onshore Fund III (Levered), L.P.						USD	N/A	1,194,407	(255,228)	[1,12,13]
VPC Credit Origination Fund, L.P.						USD	N/A	1,000,000	1,189,000	[1,12,13]
Waccamaw River LLC						USD	N/A	11,474,665	5,359,567	[1,12,13]
West Street Loan Partners V, SLP						USD	N/A	20,000,000	20,883,655	[1,12,13]
								984,947,474	1,031,924,386
Joint Ventures — 0.4%
FBLC Senior Loan Fund LLC						USD	N/A	78,562,000	81,771,971	[1,12,13,19]
Middle Market Credit Fund II, LLC						USD	N/A	12,708,191	13,193,174	[1,12,13,19]
								91,270,191	94,965,145
Non-Listed Business Development Companies — 10.7%
26North BDC, Inc.						USD	797,898	20,000,000	20,074,899	[1,12,13]
AGTB BDC Holdings, LP						USD	4,950,891	125,000,000	127,255,015	[1,12,13]
Ares Strategic Income Fund						USD	3,820,631	100,000,000	107,846,516	[1,12,13]
Barings Capital Investment Corporation						USD	4,312,845	95,000,000	97,871,631	[1,12,13]
Barings Private Credit Corporation						USD	44,235,355	900,000,000	929,434,592	[1,12,13]
Blue Owl Credit Income Corp.						USD	16,163,843	150,000,000	156,207,549	[1,12,13]
Blue Owl Technology Finance Corp.						USD	2,119,509	35,000,000	37,002,443	[1,12,13]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Blue Owl Technology Finance Corp. II						USD	4,559,563	$67,874,799	$74,265,051	[1,12,13]
Carlyle Credit Solutions, Inc.						USD	2,483,855	50,000,000	49,825,585	[1,12,13]
Carlyle Secured Lending III						USD	360,221	7,352,500	7,777,486	[1,12,13]
Franklin BSP Capital Corp						USD	2,198,487	27,297,757	31,940,771	[1,12,13]
Golub Capital BDC 4, Inc.						USD	11,460,121	171,901,821	175,489,950	[1,12,13]
Golub Capital Direct Lending Corporation						USD	3,336,386	50,000,000	51,052,979	[1,12,13]
Golub Capital Private Credit Fund						USD	7,977,662	200,000,000	204,169,217	[1,12,13]
KKR FS Income Trust						USD	2,091,712	59,500,000	62,613,791	[1,12,13]
KKR FS Income Trust Select						USD	992,566	25,000,000	25,474,388	[1,12,13]
New Mountain Guardian III BDC, L.L.C.						USD	6,552,805	50,214,367	47,799,420	[1,12,13]
New Mountain Guardian IV BDC, L.L.C.						USD	3,350,000	33,500,000	33,987,471	[1,12,13]
Redwood Enhanced Income Corp.						USD	2,856,397	40,600,000	38,187,825	[1,12,13]
Sixth Street Lending Partners						USD	943,125	24,982,212	27,367,557	[1,12,13]
Stellus Private Credit BDC Feeder LP						USD	N/A	26,536,883	26,784,434	[1,12,13]
Stone Point Credit Corporation						USD	3,859,978	75,500,000	79,280,345	[1,12,13]
T. Rowe Price OHA Select Private Credit Feeder Fund LLC						USD	N/A	100,000,000	101,137,049	[1,12,13]
TCW Direct Lending VIII LLC						USD	N/A	51,008,838	48,362,191	[1,12,13]
Varagon Capital Corporation						USD	1,925,963	19,296,490	19,377,639	[1,12,13]
Vista Credit Strategic Lending Corp.						USD	2,417,070	47,846,424	47,469,875	[1,12,13]
								2,553,412,091	2,628,055,669
Private Collateralized Fund Obligations — 0.1%
Dawson Rated Fund Class B	Delayed Draw	10.39%	SOFR	600	12/15/2034	USD	22,128,591	22,128,591	22,128,591	[1,3]
Dawson Rated Fund Class B	Delayed Draw	1.00%			12/15/2034	USD	12,871,409	-	-	[1,2,3]
								22,128,591	22,128,591
Private Collateralized Loan Obligations — 21.6%
ABPCI Pacific Funding LP		17.80%			5/31/2031	USD	182,364,583	182,364,583	203,410,878	[1,12,13]
Antares Loan Funding I Ltd.					6/15/2034	USD	103,200,000	103,200,000	123,960,957	[1,12,13]
Antares Loan Funding I Ltd.		10.58%	SOFR		2/17/2032	USD	29,600,000	29,600,000	29,600,000	[1,3,4]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Ares Senior Direct Lending Fund (U) III Rated Notes Feeder LLC		19.80%			3/29/2036	USD	5,627,707	$5,635,096	$5,979,457	[1,12,13]
BlackRock MT. Lassen Senior Loan XII					12/28/2032	USD	N/A	199,233,717	208,268,977	[1,12,13]
BlackRock Shasta Senior Loan Fund VII, LLC					1/22/2033	USD	N/A	645,119,996	645,939,937	[1,12,13]
Comvest Structured Note Issuer I LLC					11/17/2035	USD	N/A	480,145,020	494,203,874	[1,12,13]
Crestline Structured Note Issuer I LLC					7/20/2036	USD	63,244,000	63,244,000	64,313,528	[1,12,13]
GPG Loan Funding, LLC		13.50%			4/29/2030	USD	261,913,958	261,913,958	272,903,601	[1,12,13]
KCLF Note Issuer I SPV, LLC, Subordinated		12.80%			1/15/3033	USD	254,015,000	264,025,000	275,057,236	[1,12,13]
KIMM CLO I LLC					10/15/2036	USD	N/A	54,387,000	54,387,000	[1,9,10,12,13,14]
NXT Capital Structured Note I LLC					1/26/2031	USD	N/A	159,509,573	177,493,002	[1,12,13]
Palisades CLO, LLC		15.70%			5/15/2034	USD	N/A	137,984,137	160,734,477	[1,12,13]
Palisades CLO, LLC - Class B		9.52%	SOFR	500	5/15/2034	USD	50,000,000	50,000,000	50,000,000	[1,12,13]
Palisades CLO, LLC - Class C		13.27%	SOFR	875	5/15/2034	USD	58,000,000	58,000,000	58,000,000	[1,12,13]
Private Credit Fund C-1 Holdco, LLC - Series 1		12.02%				USD	N/A	673,538,084	680,709,425	[1,12,13]
Raven Senior Loan Fund LLC					5/3/2034	USD	N/A	467,597,208	507,102,373	[1,12,13]
Silver Point Loan Funding, LLC					10/20/2033	USD	N/A	1,098,963,527	1,161,118,889	[1,12,13]
Varagon Structured Note Issuer I, LLC					10/19/2033	USD	N/A	137,277,228	149,364,412	[1,12,13]
								5,071,738,127	5,322,548,023
Private Equity — 0.0%
26North Direct Lending Management						USD	7	6,667	448,172	[1,3]
Blue Owl Technology Holdings II, LLC, Class A						USD	N/A	1,356,816	4,990,800	[1,3]
CSL III Advisor LLC						USD	N/A	25,000	144,477	[1,3]
OHA Private Credit Advisors, LLC						USD	N/A	50,000	1,287,807	[1,3]
Stellus Private BDC Advisor, LLC						USD	N/A	-	1,773,478	[1,3]
Vista Credit BDC Management, L.P.						USD	200	20,000	1,814,001	[1,3]
								1,458,483	10,458,735
Special Purpose Vehicle for Common and Preferred Equity — 0.7%
Boost Co-Invest LP						USD	N/A	27,081,557	32,244,015	[1,12,13]
HPS KP Mezz 2019 Co.-Invest, LP						USD	N/A	84,158,635	107,662,040	[1,12,13]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
HPS KP SIP V Co-Investment Fund, LP						USD	N/A	$14,203,287	$19,778,897	[1,12,13]
								125,443,479	159,684,952
Special Purpose Vehicle for Common Equity — 0.3%
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP						USD	N/A	9,100,497	10,797,863	[1,12,13]
KWOL Co-Invest, LP						USD	N/A	22,500,000	22,500,000	[1,12,13]
Marilyn Co-Invest, L.P.						USD	N/A	29,065,006	33,305,942	[1,12,13]
THL Fund IX Investor Plymouth II LP						USD	N/A	1,865,889	2,095,340	[1,12,13]
Varsity Healthcare Partners VetEvolve Co-Invest A, LP						USD	N/A	3,010,526	2,979,812	[1,12,13]
								65,541,918	71,678,957
Special Purpose Vehicle for Preferred Equity — 0.4%
CCOF Alera Aggregator, L.P.						USD	N/A	9,712,500	12,598,062	[1,12,13]
CCOF Sierra II, L.P.						USD	N/A	15,654,924	16,101,335	[1,12,13]
Chilly HP SCF Investor, LP						USD	N/A	1,980,197	2,518,011	[1,12,13]
HPS Mint Co-Invest Fund, L.P.						USD	N/A	21,577,545	31,927,702	[1,12,13]
Minerva Co-Invest, L.P.						USD	N/A	23,209,315	30,289,264	[1,12,13]
NB Capital Solutions Co-Invest (Wolverine) LP						USD	N/A	8,275,406	10,348,635	[1,12,13]
								80,409,887	103,783,009
Special Purpose Vehicle for Senior Secured Loans — 0.8%
17Capital Co-Invest (B) SCSp						EUR	N/A	25,126,428	25,028,329	[1,5,12,13]
Capricorn Co-Invest, L.P.						EUR	N/A	31,595,645	33,098,083	[1,5,12,13]
Caryle EDL Dance Aggregator, L.P.						EUR	1	23,993,207	23,558,291	[1,5,12,13]
CW Credit Opportunity 2 LP						USD	N/A	57,283,665	59,047,850	[1,12,13]
Piccadilly Co-Invest, L.P.						USD	N/A	55,442,143	59,577,286	[1,12,13]
Proxima Co-Invest, L.P.						USD	N/A	9,757,954	10,530,793	[1,12,13]
								203,199,042	210,840,632
Special Purpose Vehicle for Subordinated Debt — 0.1%
Luther Co-Invest, L.P.						USD	N/A	22,043,366	23,767,369	[1,12,13]
Milano Co.-Invest L.P.						USD	N/A	3,990,704	3,908,195	[1,12,13]
								26,034,070	27,675,564
Total Private Investment Vehicles								9,225,583,353	9,683,743,663

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Subordinated Debt — 1.1%

Financials — 0.1%
KWOR Acquisition, Inc.		10.50% PIK			12/21/2029	USD	6,938,554	$6,807,148	$-	[1,3,8]
OTR Midco, LLC		12.00%			5/13/2026	USD	5,500,000	5,500,000	5,500,000	[1,3]
WEG Sub Intermediate Notes		13.00% PIK			5/26/2033	USD	27,526,075	27,251,029	27,250,814	[1,3,8]
								39,558,177	32,750,814
Health Care — 0.0%
PAW Midco, Inc.		11.50% PIK			12/22/2031	USD	1,460,578	1,444,174	1,366,232	[1,3,8]
PPV Intermediate Holdings LLC		13.75% PIK			8/31/2030	USD	7,175,458	7,059,452	6,734,226	[1,3,8]
								8,503,626	8,100,458
Industrials — 0.3%
Nordic Ferry Infrastructure AS		7.91%	EURIBOR	500	11/4/2031	EUR	33,333,334	34,338,392	33,837,442	[1,3,5]
Nordic Ferry Infrastructure AS		9.70%	SOFR	500	11/4/2031	NOK	395,950,000	35,150,825	34,087,443	[1,3,5]
								69,489,217	67,924,885
Materials — 0.0%
Comar Holding Company		11.75%			12/23/2024	USD	3,500,000	3,500,000	3,500,000	[1,3]

Real Estate — 0.4%
VB LPE, LLC		10.14%	SOFR	575	12/20/2031	USD	98,855,556	97,870,149	97,867,000	[1,3]
VB LPE, LLC		1.00%			12/20/2031	USD	4,477,777	(44,571)	(44,778)	[1,2,3]
								97,825,578	97,822,222
Technology — 0.3%
Arcserve - Class B		9.00% PIK			1/2/2029	USD	410,952	359,156	364,809	[1,3,8]
Arcserve - Class C		9.00% PIK			1/2/2029	USD	420,320	367,344	373,126	[1,3,8]
Tango Bidco SAS		7.85%	EURIBOR	500	10/17/2031	EUR	10,565,958	11,177,869	10,785,362	[1,3,5]
VDC Powerup PTE LTD		10.21%	SOFR	575	5/20/2028	USD	54,594,200	53,522,192	53,502,316	[1,3]
								65,426,561	65,025,613
Total Subordinated Debt								284,303,159	275,123,992

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Preferred Stocks — 0.6%

Business Services — 0.0%
Cards Acquisition, Inc.		10.00% PIK				USD	258,921	$258,921	$258,920	[1,3,8]

Consumer Discretionary — 0.0%
AWI Group, LLC		8.50% PIK				USD	200,800	100,400	100,400	[1,3,8]
HeadRush Technologies - Class A		8.00% PIK				USD	111,500	111,500	98,175	[1,3,8]
Raneys, LLC		10.00%				USD	9	8,985	8,984	[1,3]
								220,885	207,559
Energy — 0.0%
Service Compression Preferred Equity (JR Preferred Shares)						USD	231,877	765,526	790,699	[1,3]

Financials — 0.1%
Cerity		13.75% PIK				USD	4,164	4,049,490	4,164,000	[1,3,8]
GTCR Everest TopCo, Inc. - Equity (Series A Preferred Stock)		13.25% PIK				USD	15,000	14,625,000	14,625,000	[1,3,8]
								18,674,490	18,789,000
Health Care — 0.1%
Alcresta Therapeutics, Inc.		8.00% PIK				USD	443	442,530	442,530	[1,3,8]
American Family Care						USD	179,700	179,700	179,700	[1,3]
Ascend Plastic Surgery Partners MSO, LLC		10.00% PIK				USD	94,900	94,900	94,900	[1,3,8]
nThrive, Inc., Series A-2 Preferred		11.00% PIK				USD	15,000	14,550,000	9,630,000	[1,3,8]
Nationwide Medical Holdings, LLC - Class A						USD	115,800	115,800	115,800	[1,3]
Propharma, LLC		13.00% PIK				USD	17,500	16,975,000	17,500,000	[1,3,8,15]
Vardiman Black Holdings, LLC		6.00%				USD	16,761,329	4,891,626	4,891,551	[1,3]
								37,249,556	32,854,481
Industrials — 0.1%
Atomic Blocker LLC - Class A3 Preferred Equity		14.66% PIK				USD	43	42,875	42,875	[1,3,8]
Atomic Transport, LLC - Class A Preferred		8.50% PIK				USD	2,500	1,783,003	2,467,125	[1,3,8,16]
Atomic Transport, LLC - Class A2 Preferred		14.60% PIK				USD	875	857,500	875,000	[1,3,8]
BPCP NSA Intermedco, Inc.		8.00% PIK				USD	25	38,025	38,025	[1,3,8]
FSG Acquisition, LLC - Senior Preferred		12.25% PIK				USD	11,250,000	10,968,750	11,250,000	[1,3,8]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
OHCP Silver Surfer Holdings Corp. - Series B Preferred		14.00% PIK				USD	7,500	$7,275,000	$7,549,500	[1,3,8]
S4T Holdings Corp.		8.00% PIK				USD	200	100,000	97,554	[1,3,8,17]
Secret Aggregator 1 Limited		11.00% PIK				GBP	984,176	1,227,003	1,197,016	[1,3,5,8]
U.S. Anchors Group, Inc.		8.00%				USD	100,400	100,400	100,400	[1,3]
								22,392,556	23,617,495
Technology — 0.3%
Eclipse Topco, Inc.		12.50% PIK				USD	1,299	12,729,050	12,988,830	[1,3,8]
GS Holder, Inc. Preferred		17.35% PIK				USD	15,000	14,550,000	15,000,000	[1,3,8]
GS Holder, Inc. Preferred		17.32% PIK				USD	10,000	9,700,000	10,000,000	[1,3,8]
Mandolin Technology Holdings, Inc. - Series A Preferred		10.50% PIK				USD	6,500	6,305,000	6,458,335	[1,3,8]
Riskonnect Parent, LLC - Series B Preferred		15.71% PIK				USD	11,000	10,780,000	11,000,000	[1,3,8]
Riskonnect Parent, LLC - Series C Preferred		13.75% PIK				USD	3,928	3,850,000	3,928,572	[1,3,8]
TSO Buyer, Inc. & Global Tracking Communications, LLC		15.00%				USD	2,316	231,600	231,600	[1,3]
								58,145,650	59,607,337
Total Preferred Stocks								137,707,584	136,125,491

Collateralized Loan Obligations — 0.5%
ABPCI Direct Lending Fund CLO XII Ltd.		14.28%	SOFR	968	4/29/2035	USD	7,500,000	7,217,158	7,580,624	[1,4,9,10]
ABPCI Direct Lending Fund CLO XV, Ltd.		13.19%	SOFR	860	10/30/2035	USD	5,000,000	4,900,000	5,032,496	[1,3,4,9,10]
ABPCI Direct Lending Fund CLO XV, Ltd.		10.99%	SOFR	640	10/30/2035	USD	8,100,000	8,100,000	8,252,278	[1,3,4,9,10]
Barings Middle Market CLO 2023-II Ltd.		13.29%	SOFR	867	1/20/2032	USD	10,900,000	10,791,000	10,904,169	[1,3,4,9,10]
BlackRock Elbert CLO V LLC		22.00%			6/15/2034	USD	39,500,000	40,329,968	23,335,922	[1,3,9,14]
BlackRock Elbert CLO V LLC		13.06%	SOFR	870	6/15/2034	USD	13,000,000	12,650,833	12,969,710	[1,4,9,10]
Deerpath Capital CLO 2023-2, Ltd.		11.26%	SOFR	660	1/15/2036	USD	11,000,000	11,000,000	11,280,075	[1,3,4,9,10]
Golub Capital Partners CLO		10.52%	SOFR	600	11/9/2036	USD	13,950,000	13,950,000	14,174,992	[1,3,4,9,10]
HPS Private Credit CLO 2023-1 LLC		14.51%	SOFR	985	7/15/2035	USD	7,500,000	7,350,000	7,588,585	[1,3,4,9,10]
Ivy Hill Middle Market Credit Fund XXI Ltd.		13.15%	SOFR	852	7/18/2035	USD	6,500,000	6,336,850	6,537,130	[1,3,4,9,10]
Ivy Hill Middle Market Credit Fund XXI Ltd.		11.03%	SOFR	640	7/18/2035	USD	3,500,000	3,500,000	3,563,757	[1,3,4,9,10]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Monroe Capital MML CLO IX Ltd.		13.59%	SOFR	896	10/22/2031	USD	10,000,000	$9,770,637	$10,025,522	[1,4,9,10,18]
Monroe Capital MML CLO VIII, Ltd.		22.00%			11/22/2033	USD	15,000,000	16,125,394	7,739,923	*,1,9,10,14
Total Collateralized Loan Obligations								152,021,840	128,985,183

Common Stocks — 0.3%
Business Services — 0.0%
BSC Top Shelf Blocker, LLC - Class A						USD	190,400	190,400	190,400	[1,3]
Cards Acquisition, Inc.						USD	258,921	-	-	[1,3]
Esquire Deposition Solutions, LLC - Class A						USD	271	35,812	35,812	[1,3]
Polaris Labs Acquisition, LLC - Class A						USD	10	10,220	10,220	[1,3]
								236,432	236,432
Communications — 0.0%
Datum Acquisition, LLC						USD	1,312	131,250	131,250	[1,3]
Duggal Acquisition, LLC - Class A						USD	105	105,000	105,000	[1,3]
PharmaForceIQ Acquisition, Inc.						USD	123,600	123,600	123,600	[1,3]
								359,850	359,850
Consumer Discretionary — 0.0%
A1 Garage Blocker Aggregator, LP						USD	1,500	1,500,000	3,039,046	[1,3]
AWI Group, LLC						USD	200,800	100,400	100,400	[1,3]
CAP-KSI Holdings, LLC						USD	212,000	212,000	212,000	[1,3]
HeadRush Technologies - Class C						USD	111,500	111,500	-	[1,3]
HTI Intermediate, LLC - Class A						USD	519	51,900	36,701	[1,3]
Kravet Design, LLC						USD	231,600	231,600	231,600	[1,3]
Raneys, LLC						USD	9	-	-	[1,3]
								2,207,400	3,619,747
Consumer Staples — 0.0%
QVF Acquisition, Inc.						USD	1,000,000	1,000,000	1,000,000	[1,3]

Financials — 0.2%
Accuserve Solutions, Inc.						USD	450,000	4,500,000	4,500,000	[1,3]
Forbright, Inc.						USD	280,309	3,611,111	14,234,130	[1,3]
Morgan Stanley Direct Lending Fund						USD	1,446,014	28,891,362	29,874,652	[1]
								37,002,473	48,608,782
Health Care — 0.0%
Alcresta Therapeutics, Inc. - Class B						USD	4,470	4,470	2,378	[1,3]

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount	Cost	Fair Value	Footnotes
Cascade Purchaser, LLC						USD	1,000,000	$1,000,000	$1,000,000	[1,3]
FH DMI Buyer, Inc.						USD	179,723	179,723	179,723	[1,3]
Geriatric Medical & Surgical Supply, LLC - Class A		12.50% PIK				USD	11,772	11,772	12,417	[1,3,8]
HEC Purchaser Corp. Class A-1						USD	206	206,400	206,400	[1,3]
Nationwide Medical Holdings, LLC - Class B						USD	115,800	-	-	[1,3]
Prolacta Bioscience, Inc. (Class A-3)						USD	3,958,334	3,992,815	6,135,418	[1,3]
Vardiman Black Holdings, LLC						USD	34,545,390	-	-	[1,3]
								5,395,180	7,536,336
Industrials — 0.1%
AFC-DELL Holding Corp.						USD	7	12,826	12,825	[1,3]
Alphacoin LLC - Class A						USD	82	81,600	81,600	[1,3]
Atomic Transport, LLC						USD	2,188	654,496	3,047,857	[1,3,16]
BPCP NSA Intermedco, Inc.						USD	13	12,675	13,214	[1,3]
L&J Holding Company, LLC - Class A						USD	66,125	66,125	66,125	[1,3]
Lehman Pipe Buyer, LLC - Class A		8.00% PIK				USD	102	102,200	102,200	[1,3,8]
My Buyer, LLC						USD	2,076	207,600	282,801	[1,3]
Polycorp Ltd.		10.00% PIK				USD	29,580	29,580	42,158	[1,3,8]
Renovation Systems, LLC						USD	13	26,017	26,017	[1,3]
S4T Holdings Corp.						USD	200	100,000	291,632	[1,3,17]
Secret Aggregator 1 Limited						GBP	285	355	58,472	[1,3,5]
Seko Global Logistics Network, LLC						USD	2,267	9,952,634	9,952,634	[1,3]
USSC Holding Corp.						USD	338	337,845	337,844	[1,3]
WG Topco, LLC Class B						USD	57,200	57,200	57,200	[1,3]
								11,641,153	14,372,579
Materials — 0.0%
ID Label Holdings, Inc.		10.00% PIK				USD	296	295,462	295,460	[1,3,8]
Kano Intermediate, Inc.		8.00% PIK				USD	419	856,785	859,602	[1,3,8]
								1,152,247	1,155,062
Technology — 0.0%
Arcserve - Class A						USD	394,737	967,870	967,870	[1,3]
BSP-FL LP - Class A-1						USD	559	559,402	559,402	[1,3]
Gray Matter Systems Interco						USD	1,716	171,600	171,600	[1,3]
GS XX Corporation						USD	114,400	114,400	114,400	[1,3]
								1,813,272	1,813,272
Total Common Stocks								60,808,007	78,702,060

Portfolio Company	Investment Type	Interest Rate	Reference Rate	Basis Points Spread	Maturity Date	Currency	Shares/Principal Amount		Cost	Fair Value	Footnotes
Warrants — 0.0%

Energy — 0.0%
Service Compression, LLC
Exercise Price: $1.35
Expiration Date: 1/17/2031						USD	1	**	$-	$44,481	[1,3]

Health Care — 0.0%
AWC-MH Holdings, LLC
Exercise Price: $0.01
Expiration Date: 4/28/2033						USD	1	**	-	-	[1,3]
Xeris Biopharma Holdings, Inc.
Exercise Price: $2.28
Expiration Date: 3/8/2029						USD	219,298		352,127	516,798	[1,3]
									352,127	516,798
Technology — 0.0%
Measurabl, Inc. (via a participation with Multiplier Capital, LLC)
Exercise Price: $18.20
Expiration Date: 4/20/2032						USD	1	**	-	9,239	[1,3]
Total Warrants									352,127	570,518
Short-Term Investments — 2.2%
State Street Institutional U.S. Government Money Market Fund		4.33%				USD	540,814,003		540,814,003	540,814,003	[1,19]
Total Short-Term Investments — 2.2%									540,814,003	540,814,003
Total Investments — 126.2%									$30,704,395,278	$31,063,175,108
Senior Notes (net of deferred offering costs of $25,704,478) - (19.6)%										(4,816,208,684)
Liabilities Less Other Assets — (6.6)%										(1,632,314,157)
Net Assets — 100.0%										$24,614,652,267

AUD – Australian Dollars

CAD – Canadian Dollars

EUR – Euro

GBP – Pound Sterling

NOK - Norwegian Krone

NZD – New Zealand Dollar

SEK – Swedish Krona

US - United States

USD – United States Dollar

ARR CSA – Alternate Reference Rate Credit Spread Adjustment

BASE – Base rate as defined in the credit agreement

BBSW - Bank Bill Swap Rate

BBSY – Bank Bill Swap Bid Rate

BKBM – New Zealand 90-Day Bank Bill Rate

CDOR – Canadian Dollar Offered Rate

CORRA - Canadian Overnight Repo Rate Average

EURIBOR – Euro Interbank Offered Rate

LIBOR – London Interbank Offered Rate

PRIME - Prime Lending Rate

SOFR – Secured Overnight Financiang Rate

SONIA – Sterling Overnight Index Average

STIBOR – Stockholm Interbank Offered Rate

BDC – Business Development Company

CLO – Collateralized Loan Obligation

COP – Certificate of Participation

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

RB – Revenue Bonds

*	Subordinated note position. Rate shown is the effective yield as of period end.
**	Shares represent underlying security.
[1]	As of December 31, 2024 all or a portion of the security has been pledged as collateral for senior secured notes and revolving credit facility. The value of the securities totaled $31,091,831,179 as of December 31, 2024. See Note 2, subsection Senior Notes of the Notes to Consolidated Financial Statements for additional information.
[2]	Represents an unfunded loan commitment. The rate disclosed is equal to the commitment fee. The negative cost and/or fair value, if applicable, is due to the discount received in excess of the principal amount of the unfunded commitment. See Note 2 for additional information.
[3]	Value was determined using significant unobservable inputs.
[4]	Floating rate security. Rate shown is the rate effective as of period end.
[5]	Foreign securities entered into in foreign currencies are converted to U.S. Dollars using period end spot rates.
[6]	This investment was made through a participation. Please see Note 2 for a description of loan participations.
[7]	A portion of this holding is subject to unfunded loan commitments. The stated interest rate reflects the reference rate and spread for the funded portion. See Note 2 for additional information.
[8]	Principal includes accumulated payment in kind (“PIK”) interest and is net of repayments, if any.
[9]	Callable.
[10]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted. They may only be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $171,020,363, which represents 0.7% of total net assets of the Fund.
[11]	Step rate security.
[12]	Investment valued using net asset value per share as practical expedient. See Note 13 for respective investment strategies, unfunded commitments, and redemptive restrictions.
[13]	These securities are restricted, the total value of these securities is $9,621,556,337, which represents 39.1% of total net assets of the Fund.
[14]	Variable rate security. Rate shown is the rate in effect as of period end.
[15]	Jayhawk Intermediate, LLC is the holding company that owns ProPharma Group, LLC.
[16]	Atomic Blocker, LLC holds Class A Preferred Units and Class W Common Units in Atomic Holdings, LLC, which is the holding company that owns Atomic Transport, LLC.
[17]	Vistria ESS Holdings, LLC holds Series A Preferred Units and Class A Common Units in TVG ESS Holdings, LLC which is the parent company holdings company for S4T Holdings Corp.
[18]	The rate is the annualized seven-day yield at period end.
[19]	Affiliated company.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Investments - Continued

As of December 31, 2024 (Unaudited)

Additional information on restricted securities is as follows:

Security	First Acquisition Date	Cost
17Capital Co-Invest (B) SCSp	9/23/2021	$25,126,428
26North BDC, Inc.	10/11/2023	20,000,000
ABPCI Pacific Funding LP	6/9/2022	182,364,583
AG Twinbrook Origination Fund I, L.P.	4/14/2023	23,872,182
AGTB BDC Holdings, LP	5/10/2022	125,000,000
Antares Loan Funding I Ltd.	2/17/2023	103,200,000
Antares Senior Loan Parallel Feeder Fund II (Cayman) LP	8/3/2022	91,406,352
Ares Commercial Finance LP	3/31/2021	53,841,899
Ares Priority Loan Co-Invest LP	1/25/2023	48,570,000
Ares Senior Direct Lending Fund (U) III Rated Notes Feeder LLC	8/30/2024	5,635,096
Ares Specialty Healthcare Fund (L), L.P.	12/2/2024	-
Ares Strategic Income Fund	12/5/2022	100,000,000
Banner Ridge DSCO Fund II (Offshore), LP	10/11/2022	9,728,856
Barings Capital Investment Corporation	1/25/2021	95,000,000
Barings Private Credit Corporation	5/10/2021	900,000,000
BlackRock MT. Lassen Senior Loan XII	1/23/2024	199,233,716
BlackRock Shasta Senior Loan Fund VII, LLC	2/10/2021	645,119,996
Blackstone Tactical Opportunities Fund (Matrix Co-Invest) LP	9/20/2023	9,100,497
Blackstone Technology Senior Direct Lending Fund LP	5/16/2024	79,771,762
Blue Owl Credit Income Corp.	7/29/2021	150,000,000
Blue Owl MC Debt Opportunities LP	5/24/2024	37,795,352
Blue Owl Technology Finance Corp.	9/24/2020	35,000,000
Blue Owl Technology Finance Corp. II	12/30/2021	67,874,799
Boost Co-Invest LP	1/25/2024	27,081,557
Capricorn Co-Invest, L.P.	12/18/2023	31,595,645
Carlyle Credit Solutions, Inc.	10/25/2022	50,000,000
Carlyle Secured Lending III	9/28/2022	7,352,500
Caryle EDL Dance Aggregator, L.P.	10/24/2024	23,993,207
CCOF Alera Aggregator, L.P.	4/25/2023	9,712,500
CCOF Sierra II, L.P.	8/2/2022	15,654,924
Chilly HP SCF Investor, LP	2/9/2022	1,980,197
Comvest Structured Note Issuer I LLC	11/17/2022	480,145,020
Crescent Mezzanine Partners VIIC, L.P.	3/31/2021	4,131,956
Crestline Structured Note Issuer I LLC	8/26/2024	63,244,000
CW Credit Opportunity 2 LP	6/27/2024	57,283,665
FBLC Senior Loan Fund LLC	4/1/2020	78,562,000
Franklin BSP Capital Corp	1/20/2021	27,297,757
Golub Capital BDC 4, Inc.	4/21/2022	171,901,821
Golub Capital Direct Lending Corporation	7/13/2021	50,000,000
Golub Capital Private Credit Fund	12/22/2023	200,000,000
GPG Loan Funding, LLC	4/29/2024	261,913,958
Hayfin Tactical Solutions Fund (US Parellel) LP	11/7/2024	17,653,678
HPS Offshore Strategic Investment Partners V, LP	5/1/2023	39,892,794
HPS KP Mezz 2019 Co.-Invest, LP	4/1/2024	84,158,635
HPS KP SIP V Co-Investment Fund, LP	4/1/2024	14,203,288
HPS Mezzanine Partners 2019, L.P.	11/16/2020	7,306,189
HPS Mint Co-Invest Fund, L.P.	5/25/2022	21,577,545
HPS Offshore Mezzanine Partners 2019, LP	4/1/2024	22,997,177
HPS Specialty Loan Fund V Feeder, L.P.	5/14/2021	54,476,986
KCLF Note Issuer I SPV, LLC, Subordinated	12/27/2023	264,025,000
KIMM CLO I LLC	11/26/2024	54,387,000
KKR FS Income Trust	6/30/2023	59,500,000
KKR FS Income Trust Select	3/28/2024	25,000,000
KKR Institutional Middle Market Fund	10/16/2023	225,000,000
KWOL Co-Invest, LP	11/20/2023	22,500,000
Luther Co-Invest, L.P.	7/15/2022	22,043,366

Security	First Acquisition Date	Cost
Marilyn Co-Invest, L.P.	4/1/2024	29,065,006
Marlin Credit Opportunities Fund, L.P.	5/21/2021	103,237,198
Middle Market Credit Fund II, LLC	11/3/2020	12,708,191
Milano Co.-Invest L.P.	4/1/2024	3,990,705
Minerva Co-Invest, L.P.	2/11/2022	23,209,315
NB Capital Solutions Co-Invest (Wolverine) LP	11/15/2023	8,275,406
New Mountain Guardian III BDC, L.L.C.	3/27/2020	50,214,367
New Mountain Guardian IV BDC, L.L.C.	6/29/2022	33,500,000
NXT Capital Senior Loan Fund VII, LP	11/18/2024	95,770
NXT Capital Structured Note I LLC	1/26/2022	159,509,572
Odyssey Co-Investment Partners B, LLC	3/24/2022	1,949,774
Palisades CLO, LLC	4/18/2023	137,984,137
Palisades CLO, LLC - Class B	8/6/2024	50,000,000
Palisades CLO, LLC - Class C	8/6/2024	58,000,000
Piccadilly Co-Invest, L.P.	4/17/2023	55,442,143
Private Credit Fund C-1 Holdco, LLC - Series 1	7/11/2023	673,538,084
Proxima Co-Invest, L.P.	11/2/2021	9,757,955
Raven Asset-Based Credit Fund II LP	9/21/2021	12,468,758
Raven Senior Loan Fund LLC	5/5/2022	467,597,208
Redwood Enhanced Income Corp.	4/8/2022	40,600,000
Silver Point Loan Funding, LLC	3/22/2022	1,098,963,527
Silver Point Specialty Credit Fund II, L.P.	12/15/2020	46,280,581
Sixth Street Lending Partners	8/31/2022	24,982,212
Stellus Private Credit BDC Feeder LP	1/31/2022	26,536,883
Stone Point Credit Corporation	12/30/2022	75,500,000
Summit Partners Credit Offshore Fund II, L.P.	3/31/2022	7,115,039
T. Rowe Price OHA Select Private Credit Feeder Fund LLC	9/22/2023	100,000,000
TCW Direct Lending VIII LLC	1/31/2022	51,008,837
THL Fund IX Investor Plymouth II LP	8/31/2023	1,865,889
Thoma Bravo Credit Fund III Feeder, LP	8/31/2023	14,269,259
Thompson Rivers LLC	6/29/2021	5,666,840
Varagon Capital Corporation	5/23/2022	19,296,490
Varagon Capital Direct Lending Fund, L.P.	3/25/2021	43,750,000
Varagon Structured Note Issuer I, LLC	10/13/2021	137,277,228
Varsity Healthcare Partners VetEvolve Co-Invest A, LP	10/11/2023	3,010,526
Veritas Capital Credit Opportunities Onshore Fund III (Levered), L.P.	12/23/2024	1,194,407
Vista Credit Strategic Lending Corp.	10/10/2023	47,846,424
VPC Credit Origination Fund, L.P.	4/19/2023	1,000,000
Waccamaw River LLC	5/4/2021	11,474,665
West Street Loan Partners V, SLP	3/14/2024	20,000,000
Total		$9,172,396,279

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Swap Contracts

As of December 31, 2024 (Unaudited)

SWAP CONTRACT
INTEREST RATE SWAPS					Upfront
					Premiums	Unrealized
	Payments	Payments	Termination	Notional	Paid	Appreciation
Counterparty[1]	Made/Frequency	Received/Frequency	Date	Value	(Received)	(Depreciation)

PNC Bank, N.A.	Daily Simple SOFR[2] + 2.619% / Quarterly	7.06% / Semi-annually	12/6/2025	$34,000,000	$-	$50,833
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.581% / Quarterly	6.75% / Semi-annually	8/4/2026	115,200,000	-	23,357
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.665% / Quarterly	7.04% / Semi-annually	1/20/2027	85,000,000	-	395,926
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.700% / Quarterly	7.04% / Semi-annually	1/20/2027	27,000,000	-	107,012
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.446% / Quarterly	4.10% / Semi-annually	3/28/2027	650,000,000	-	(19,934,582)
PNC Bank, N.A.	Daily Simple SOFR[2] + 0.905% / Quarterly	4.10% / Semi-annually	3/28/2027	250,000,000	-	(4,749,905)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.005% / Quarterly	7.10% / Semi-annually	12/6/2027	95,000,000	-	(47,135)
PNC Bank, N.A.	Daily Simple SOFR[2] + 1.864% / Quarterly	5.76% / Semi-annually	1/15/2028	129,000,000	-	(896,268)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.010% / Quarterly	7.10% / Semi-annually	12/6/2027	10,000,000	-	(6,354)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.991% / Quarterly	6.77% / Semi-annually	8/4/2028	304,800,000	-	(3,340,806)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.593% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000	-	4,109
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.642% / Quarterly	6.69% / Semi-annually	4/12/2029	150,000,000	-	(287,157)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.270% / Quarterly	6.32% / Semi-annually	8/15/2029	486,000,000	-	(736,589)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.214% / Quarterly	7.17% / Semi-annually	12/6/2029	141,000,000	-	(915,480)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.074% / Quarterly	5.85% / Semi-annually	3/14/2030	160,500,000	-	(2,447,104)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.218% / Quarterly	6.81% / Semi-annually	8/4/2030	114,000,000	-	(2,930,670)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.444% / Quarterly	6.40% / Semi-annually	8/15/2031	328,000,000	-	(2,648,203)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.241% / Quarterly	6.01% / Semi-annually	3/14/2032	174,500,000	-	(3,914,998)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.500% / Quarterly	6.99% / Semi-annually	8/4/2033	66,000,000	-	(3,010,289)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.351% / Quarterly	6.13% / Semi-annually	3/14/2035	91,000,000	-	(2,922,330)
PNC Bank, N.A.	Daily Simple SOFR[2] + 3.375% / Quarterly	7.51% / Semi-annually	1/20/2036	45,000,000	-	(63,164)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.627% / Quarterly	6.51% / Semi-annually	8/15/2036	195,000,000	-	(4,558,197)
PNC Bank, N.A.	Daily Simple SOFR[2] + 2.373% / Quarterly	6.18% / Semi-annually	1/15/2037	200,000,000	-	(7,297,036)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.052% / Quarterly	5.44% / Semi-annually	7/19/2025	215,000,000	-	1,271,756
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.263% / Quarterly	5.50% / Semi-annually	7/19/2026	130,000,000	-	(359,873)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.245% / Quarterly	5.50% / Semi-annually	7/19/2026	10,000,000	-	(24,618)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.477% / Quarterly	5.61% / Semi-annually	7/19/2027	130,000,000	-	(1,620,939)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 1.940% / Quarterly	6.20% / Semi-annually	8/15/2027	268,000,000	-	4,978,006
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.889% / Quarterly	7.06% / Semi-annually	1/20/2029	224,000,000	-	4,114,396
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.688% / Quarterly	5.72% / Semi-annually	7/19/2029	160,000,000	-	(5,255,597)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.684% / Quarterly	5.72% / Semi-annually	7/19/2029	40,000,000	-	(1,306,701)
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.123% / Quarterly	7.23% / Semi-annually	1/20/2031	155,000,000	-	2,517,673
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 3.305% / Quarterly	7.40% / Semi-annually	1/20/2034	224,000,000	-	3,186,790
MUFG Bank, Ltd.	Daily Simple SOFR[2] + 2.590% / Quarterly	6.46% / Semi-annually	8/15/2034	93,000,000	-	(462,701)

TOTAL INTEREST RATE SWAPS						$(53,086,838)

[1]	Instrument is used in a hedge accounting relationship. See Note 2, subsections Interest Rate Swap Contracts and Senior Notes.
[2]	Reset daily with a five business day look back.

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Consolidated Schedule of Forward Foreign Currency Exchange Contracts

As of December 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

		Currency	Settlement	Currency Amount	Value at Opening Date of	Value at December 31,	Unrealized Appreciation
Currency Purchased	Counterparty	Sold	Date	Purchased	Contract	2024	(Depreciation)
Canadian Dollars	State Street	USD	January 31, 2025	766,925	$534,197	$534,130	$(67)
Euro	State Street	USD	January 31, 2025	10,634	11,085	11,029	(56)
Swedish Krona	State Street	USD	January 02, 2025	385,874,967	34,965,612	34,880,756	(84,856)
					35,510,894	35,425,915	(84,979)

Currency Sold	Counterparty	Currency Purchased	Settlement Date	Currency Amount Sold	Value at Opening Date of Contract	Value at December 31, 2024	Unrealized Appreciation (Depreciation)
Australian Dollars	State Street	USD	January 31, 2025	(42,231,278)	$(26,373,095)	$(26,140,272)	$232,823
British Pound	State Street	USD	January 31, 2025	(173,486,046)	(217,272,184)	(217,134,178)	138,006
Canadian Dollars	State Street	USD	January 31, 2025	(216,042,039)	(150,492,272)	(150,463,981)	28,291
Euro	State Street	USD	January 31, 2025	(696,702,917)	(726,330,751)	(722,612,552)	3,718,199
New Zealand Dollar	State Street	USD	January 31, 2025	(6,398,446)	(3,614,565)	(3,580,903)	33,662
Norwegian Krone	State Street	USD	January 31, 2025	(518,101,947)	(45,575,583)	(45,510,341)	65,242
Norwegian Krone	Marlin Equity Partners	USD	February 14, 2025	(13,125,000)	(1,252,983)	(1,152,867)	100,116
Swedish Krona	State Street	USD	January 02, 2025	(385,874,967)	(35,108,028)	(34,880,756)	227,272
Swedish Krona	State Street	USD	January 31, 2025	(385,849,066)	(35,012,424)	(34,932,628)	79,796
Swedish Krona	Marlin Equity Partners	USD	August 22, 2025	(11,250,000)	(1,115,573)	(1,030,115)	85,458
					(1,242,147,458)	(1,237,438,593)	4,708,865

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(1,206,636,564)	$(1,202,012,678)	$4,623,886

USD – U.S. Dollar

See accompanying Notes to Consolidated Schedule of Investments.

Cliffwater Corporate Lending Fund

Notes to Consolidated Schedule of Investments
December 31, 2024 (Unaudited)

1. Organization

The Cliffwater Corporate Lending Fund (the “Fund”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a closed-end management investment company operating as a diversified interval fund. The Fund operates under an Agreement and Declaration of Trust, as most recently amended and restated on September 15, 2021 (the “Declaration of Trust”). Cliffwater LLC serves as the investment adviser (the “Investment Manager”) of the Fund. The Investment Manager is an investment adviser registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund intends to continue to qualify and has elected to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund commenced operations on March 6, 2019.

The SEC has granted the Fund exemptive relief permitting the Fund to offer multiple classes of shares. The Fund’s Registration Statement currently offers Class I Shares. Only Class I shares have been issued as of December 31, 2024.

The Fund’s primary investment objective is to seek consistent current income, while the Fund’s secondary objective is capital preservation. Under normal market conditions, the Fund seeks to achieve its investment objectives by investing at least 80% of its assets (net assets, plus any borrowings for investment purposes) in loans to companies (“corporate loans”). The Fund’s corporate loan investments are made through a combination of: (i) investing in loans to companies that are originated directly by a non-bank lender (for example, traditional direct lenders include asset management firms (on behalf of their investors), insurance companies, business development companies and specialty finance companies) (“direct loans”); (ii) investing in notes or other pass-through obligations representing the right to receive the principal and interest payments on a direct loan (or fractional portions thereof); (iii) purchasing asset-backed securities representing ownership or participation in a pool of direct loans; (iv) investing in companies and/or private investment funds (private funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) or 3(c)(7) of the Investment Company Act) that primarily hold direct loans; (v) investments in high yield securities, including securities representing ownership or participation in a pool of such securities; (vi) investments in bank loans including securities representing ownership or participation in a pool of such loans; and (vii) SPVs and/or joint ventures that primarily hold loans or credit-like securities. The Fund may focus its investment strategy on, and its portfolio of investments may be focused in, a subset of one or more of these types of investments. The Fund’s investments in hedge funds and private equity funds that are excluded from the definition of “investment company” pursuant to Sections 3(c)(1) and 3(c)(7) of the Investment Company Act will be limited to no more than 15% of the Fund’s assets. The Fund may make non-U.S. investments, some of which may be denominated in currencies other than the U.S. dollar. In most cases, the currency fluctuations of investments will be hedged through the use of currency derivatives or other instruments. Most direct loans are not rated by any rating agency, will not be registered with the SEC or any state securities commission and will not be listed on any national securities exchange. The amount of public information available with respect to issuers of direct loans may generally be less extensive than that available for issuers of registered or exchange listed securities.

Consolidation of Subsidiaries

Each subsidiary was formed as a limited liability company, and is a wholly owned subsidiary of the Fund. The Consolidated Schedule of Investments, Statement of Assets and Liabilities, Statement of Operations, Statements of Changes in Net Assets, Statement of Cash Flows and Financial Highlights of the Fund includes the accounts of each subsidiary. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. A list of the subsidiaries that hold assets is as follows as of December 31, 2024:

Subsidiary	Date of Formation	Net Assets of Subsidiary	Percentage of Fund’s Total Net Assets
CCLF SPV LLC (“CCLF SPV”)	February 3, 2020	$4,798,016,373	19.49%
MCCW Holdings, LLC (“CCLF MCCW”)	April 15, 2021	403,068,420	1.64%
CCLF Holdings LLC (“CCLF HOLD”)	May 25, 2021	24,830,786	0.10%
CCLF Holdings (D1) LLC (“CCLF HOLD (D1)”)	July 26, 2021	16,313,720	0.07%
CCLF Holdings (D2) LLC (“CCLF HOLD (D2)”)	July 26, 2021	2,326,779,506	9.45%
CCLF Holdings (D3) LLC (“CCLF HOLD (D3)”)	March 16, 2022	14,102,458	0.06%
KCLF Holdings LLC (“KCLF Holdings”)	June 14, 2022	537,384,384	2.18%
1585 Koala Holdings, LLC (“Koala Holdings”)	July 25, 2022	112,081	0.00%
CW Point LLC (“CW Point”)	February 1, 2023	451,789,126	1.84%
CCLF-B SPV LLC (“CCLF-B SPV”)	February 17, 2023	37,379,513	0.15%
CCLF Holdings (D11) LLC (“CCLF HOLD (D11)”)	March 31, 2023	25,594,900	0.10%
CCLF Holdings (D13) LLC (“CCLF HOLD (D13)”)	May 4, 2023	749,086	0.00%
Fivemile River Funding LLC (“Fivemile River Funding”)	May 8, 2023	32,717,032	0.13%
Madison Avenue SPV LLC (“Madison Avenue SPV”)	May 12, 2023	126,622,118	0.51%
CCLF Holdings (D16) LLC (“CCLF HOLD (D16)”)	May 12, 2023	213,518,315	0.87%
CCLF Holdings (D7) LLC (“CCLF HOLD (D7)”)	July 7, 2023	800,911,930	3.25%
Madison Avenue CLO SPV LLC (“Madison Avenue CLO”)	July 13, 2023	156,420,961	0.64%
CCLF Holdings (D18) LLC (“CCLF HOLD (D18)”)	August 1, 2023	31,783,920	0.13%
CCLF Holdings (D20) LLC (“CCLF HOLD (D20)”)	August 10, 2023	114,001,002	0.46%
SR CW LLC (“SR CW”)	September 23, 2023	215,382,995	0.88%
KCLF Holdings II LLC (“KCLF Holdings II”)	September 26, 2023	441,781,230	1.79%
CCLF Holdings (D23) LLC (“CCLF HOLD (D23)”)	September 26, 2023	155,561,625	0.63%
Steamboat SPV LLC (“Steamboat SPV”)	October 25, 2023	174,554,468	0.71%
CCLF Holdings (D26) LLC (“CCLF HOLD (D26)”)	October 25, 2023	1,370,972	0.01%
CCLF Holdings (D27) LLC (“CCLF HOLD (D27)”)	October 26, 2023	256,364,263	1.04%
CCLF Holdings (D30) LLC (“CCLF HOLD (D30)”)	November 9, 2023	784,418	0.00%
CCLF Holdings (D31) LLC (“CCLF HOLD (D31)”)	November 9, 2023	3,392,323	0.01%
CCLF Holdings (D32) LLC (“CCLF HOLD (D32)”)	November 9, 2023	5,135,602	0.02%
CCLF Holdings (D34) LLC (“CCLF HOLD (D34)”)	February 20, 2024	51,387,795	0.21%
CCLF Holdings (D33) LLC (“CCLF HOLD (D33)”)	February 21, 2024	4,891,570	0.02%
CCLF Holdings (D35) LLC (“CCLF HOLD (D35)”)	February 21, 2024	21,653,647	0.09%
CCLF Holdings (D38) LLC (“CCLF HOLD (D38)”)	February 28, 2024	11,736,663	0.05%
CCLF Holdings (D39) LLC (“CCLF HOLD (D39)”)	February 28, 2024	39,028	0.00%
CCLF Holdings (D40) LLC (“CCLF HOLD (D40)”)	February 28, 2024	233,349,562	0.95%
CCLF Holdings (D41) LLC (“CCLF HOLD (D41)”)	March 13, 2024	76,138,515	0.31%
CCLF Holdings (D46) LLC (“CCLF HOLD (D46)”)	April 25, 2024	34,870,234	0.14%
CCLF Holdings (D47) LLC (“CCLF HOLD (D47)”)	April 29, 2024	122,218,841	0.50%
CCLF Holdings (D48) LLC (“CCLF HOLD (D48)”)	April 29, 2024	22,309,009	0.09%
CCLF Holdings (D49) LLC (“CCLF HOLD (D49)”)	April 29, 2024	11,154,908	0.05%
CCLF Holdings (D50) LLC (“CCLF HOLD (D50)”)	April 29, 2024	11,848,850	0.05%
CCLF Holdings (D51) LLC (“CCLF HOLD (D51)”)	April 29, 2024	17,773,275	0.07%
CCLF Holdings (D54) LLC (“CCLF HOLD (D54)”)	August 6, 2024	38,856,845	0.16%

2. Significant Accounting Policies

Basis of Preparation and Use of Estimates

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The accompanying consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Federal Income Taxes

The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. As so qualified, the Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders. Therefore, no federal income tax provision is required. Management of the Fund is required to determine whether a tax position taken by the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, based on the technical merits of the position. Based on its analysis, there were no tax positions identified by management of the Fund that did not meet the “more likely than not” standard as of December 31, 2024.

CCLF SPV, CCLF MCCW, CCLF HOLD (D1), CCLF HOLD (D2), KCLF Holdings, Koala Holdings, CW Point, CCLF-B SPV, CCLF HOLD (D11), CCLF HOLD (D13), Fivemile River Funding, Madison Avenue SPV, CCLF HOLD (D16), CCLF HOLD (D7), Madison Avenue CLO, CCLF HOLD (D20), SR CW, KCLF Holdings II, CCLF HOLD (D23), Steamboat SPV, CCLF HOLD (D26), CCLF HOLD (D27), CCLF HOLD (D31), CCLF HOLD (D32), CCLF HOLD (D34), CCLF HOLD (D33), CCLF HOLD (D35), CCLF HOLD (D38), CCLF HOLD (D39), CCLF HOLD (D40), CCLF HOLD (D41), CCLF HOLD (D46), CCLF HOLD (D47), CCLF HOLD (D48), CCLF HOLD (D49), CCLF HOLD (D50), CCLF HOLD (D51) and CCLF HOLD (D54), are disregarded entities for income tax purposes. CCLF HOLD, CCLF HOLD (D3), CCLF HOLD (D18), and CCLF HOLD (D30) are limited liability companies that have elected to be taxed as corporations and are therefore obligated to pay federal and state income tax on its taxable income. Currently, the federal income tax rate for a corporation is 21%. Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is recognized if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

Forward Foreign Currency Exchange Contracts

The Fund may utilize forward foreign currency exchange contracts (“forward contracts”) under which they are obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations. All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations. The Fund records realized gains or losses at the time the forward contract is settled. Counter-parties to these forward contracts are major U.S. financial institutions. As of December 31, 2024, the Fund had three outstanding forward currency contracts purchased long and ten outstanding forward currency contracts sold short, with total notional value of $35,510,894 and $(1,242,147,458), respectively.

Interest Rate Swap Contracts

The Fund may engage in various swap transactions, including interest rate agreements, primarily to manage risk, or as alternatives to direct investments. Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. The Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. The change in fair value of the interest rate swaps is offset by a change in the carrying value of the fixed rate debt. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. As of December 31, 2024, the Fund had thirty-four outstanding interest rate swap contracts with total notional value of $5,650,000,000.

Collateralized Loan Obligations and Collateralized Debt Obligations

The Fund may invest in CLOs and Collateralized Debt Obligations (“CDOs”). CLOs and CDOs are created by the grouping of certain private loans and other lender assets/collateral into pools. A sponsoring organization establishes a special purpose vehicle to hold the assets/collateral and issue securities. Interests in these pools are sold as individual securities. Payments of principal and interest are passed through to investors and are typically supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guaranty or senior/subordination. Payments from the asset pools may be divided into several different tranches of debt securities, offering investors various maturity and credit risk characteristics. Some tranches entitled to receive regular installments of principal and interest, other tranches entitled to receive regular installments of interest, with principal payable at maturity or upon specified call dates, and other tranches only entitled to receive payments of principal and accrued interest at maturity or upon specified call dates. Different tranches of securities will bear different interest rates, which may be fixed or floating.

CLOs and CDOs are typically privately offered and sold, and thus, are not registered under the securities laws, which means less information about the security may be available as compared to publicly offered securities and only certain institutions may buy and sell them. As a result, investments in CLOs and CDOs may be characterized by the Fund as illiquid securities. An active dealer market may exist for CLOs and CDOs that can be resold in Rule 144A transactions, but there can be no assurance that such a market will exist or will be active enough for the Fund to sell such securities.

Participations and Assignments

The Fund may acquire interests in loans either directly (by way of original issuance, sale or assignment) or indirectly (by way of participation). The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation; however, its rights can be more restricted than those of the assigning institution. Participation interests in a portion of a debt obligation typically result in a contractual relationship only with the institution participating in the interest, not with the borrower. In purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, nor any rights of set-off against the borrower, and the Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation.

Commitments and Contingencies

Commercial loans purchased by the Fund (whether through participations or as a lender of record) may be structured to include both term loans, which are generally fully funded at the time of investment, and unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities and delayed draw term loans, which may obligate the Fund to supply additional cash to the borrower on demand, representing a potential financial obligation by the Fund in the future. The Fund may receive a commitment fee based on the undrawn portion of such unfunded loan commitments. The commitment fee is typically set as a percentage of the commitment amount. As of December 31, 2024, the Fund received $3,696,586 in commitment fees. As of December 31, 2024, the Fund had the following unfunded loan commitments as noted in the Consolidated Schedule of Investments with a total principal amount, fair value and net unrealized gain (loss) of $4,193,933,841, $4,165,678,667, and $2,997,924, respectively.

Borrower	Type	Principal Amount
123Dentist, Inc.	Delayed Draw	3,080,277
123Dentist, Inc.	Delayed Draw	1,395,434
1364720 B.C. LTD	Delayed Draw	885,022
1364720 B.C. LTD	Revolver	1,497,006
A1 Garage Equity, LLC	Delayed Draw	918,333
A1 Garage Equity, LLC	Revolver	1,515,152
AAH Topco, LLC	Delayed Draw	9,235,031
AAH Topco, LLC	Revolver	423,729
AB Centers Acquisition Corporation	Delayed Draw	2,532,640
AB Centers Acquisition Corporation	Delayed Draw	2,661,250
AB Centers Acquisition Corporation	Delayed Draw	1,704,217
AB Centers Acquisition Corporation	Revolver	1,359,533
AB Centers Acquisition Corporation	Revolver	1,428,571
AB Centers Acquisition Corporation	Revolver	1,420,181
Abracon Group Holdings, LLC	Delayed Draw	2,857,068
AC Blackpoint	Delayed Draw	5,913,044
AC Blackpoint	Revolver	1,478,261
Accession Risk Management Group	Delayed Draw	13,365,625
Accession Risk Management Group	Revolver	1,750,000
Accession Risk Management Group	Revolver	278,637
Accordion Partners LLC	Delayed Draw	8,478,261
Accordion Partners LLC	Revolver	5,652,174
Accuserve Solutions, Inc.	Delayed Draw	7,375,876
Accuserve Solutions, Inc.	Revolver	6,420,456
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	Delayed Draw	2,464,647
Acentra Holdings, LLC (fka CNSI Holdings, LLC)	Revolver	821,601
ACI Group Holdings, Inc.	Delayed Draw	434,767
Acquia, Inc.	Revolver	133,293
Actium Midco 3 (UK) Limited	Delayed Draw	415,247
Adelaide Borrower, LLC	Delayed Draw	7,480,202
Adelaide Borrower, LLC	Revolver	4,238,174
Advocate RCM Acquisition Corp.	Revolver	521,000
AFC-DELL Holding Corp.	Delayed Draw	2,639,324
Afore Insurance Services, LLC	Delayed Draw	6,354,000
Afore Insurance Services, LLC	Revolver	635,000
AG-Twin Brook Healthcare	Delayed Draw	58,154
AHR Intermediate, Inc.	Delayed Draw	4,123,528

Borrower	Type	Principal Amount
AirX Climate Solutions, Inc.	Delayed Draw	10,067,114
AirX Climate Solutions, Inc.	Revolver	1,030,681
AIS Holdco, LLC	Revolver	3,000,000
Alcami Corporation	Delayed Draw	244,227
Alcami Corporation	Revolver	2,518,591
Alcresta Therapeutics, Inc.	Delayed Draw	3,667,500
Alcresta Therapeutics, Inc.	Revolver	360,750
Alcresta Therapeutics, Inc.	Revolver	360,750
Alera Group Holdings, Inc.	Delayed Draw	794,745
Alera Group Holdings, Inc.	Delayed Draw	251,933
Alert SRC Newco LLC	Delayed Draw	1,307,948
Alert SRC Newco LLC	Revolver	392,384
Alkeme Intermediary Holding LLC	Delayed Draw	12,511,495
Allworth Financial Group, L.P.	Delayed Draw	9,379,086
Allworth Financial Group, L.P.	Delayed Draw	10,667,349
Allworth Financial Group, L.P.	Revolver	441,696
Allworth Financial Group, L.P.	Revolver	502,365
Alpha US Buyer, LLC	Revolver	1,963,636
Alphacoin LLC	Delayed Draw	396,000
Alphacoin LLC	Revolver	530,100
Alpine Acquisition Corp.	Revolver	223,658
Alteryx	Revolver	1,705,787
Amba Buyer, Inc.	Delayed Draw	9,445,869
AMCP Clean Acquisition Company, LLC	Delayed Draw	840,790
American Family Care	Delayed Draw	715,500
American Family Care	Revolver	278,672
AmeriLife Holdings, LLC	Delayed Draw	2,551,273
AmeriLife Holdings, LLC	Delayed Draw	356,364
AmeriLife Holdings, LLC	Revolver	3,323,169
Amerit Fleet Solutions	Revolver	1,883,333
AMI Buyer, Inc.	Revolver	1,793,010
Any Hour, LLC	Delayed Draw	6,875,635
Any Hour, LLC	Revolver	951,777
Apex Service Partners, LLC	Delayed Draw	50,836
Apex Service Partners, LLC	Delayed Draw	3,565,423
Apex Service Partners, LLC	Delayed Draw	3,547,684
Apex Service Partners, LLC	Delayed Draw	21,206
Apex Service Partners, LLC	Delayed Draw	275,534
Apex Service Partners, LLC	Delayed Draw	6,337,768
Apex Service Partners, LLC	Delayed Draw	3,960,850
Apex Service Partners, LLC	First Lien Term Loan	105,319

Borrower	Type	Principal Amount
Apex Service Partners, LLC	First Lien Term Loan	493,029
Apex Service Partners, LLC	First Lien Term Loan	249,572
Apex Service Partners, LLC	First Lien Term Loan	20,853
Apex Service Partners, LLC	Revolver	1,099,198
Apex Service Partners, LLC	Revolver	1,093,945
Apex Service Partners, LLC	Revolver	282,151
Appfire Technologies, LLC	Delayed Draw	4,850,000
Appfire Technologies, LLC	Delayed Draw	3,337,346
Appfire Technologies, LLC	Revolver	910,000
Applied Technical Services, LLC	Delayed Draw	3,352,916
Applied Technical Services, LLC	Revolver	143,900
Applied Technical Services, LLC	Revolver	43,298
Aprio Advisory Group, LLC	Delayed Draw	2,125,634
Aprio Advisory Group, LLC	Revolver	1,342,105
Apryse Software Corp.	Revolver	319,202
Aptean, Inc.	Delayed Draw	3,973,648
Aptean, Inc.	Revolver	7,281,600
Aptive Environmental, LLC	Revolver	522,738
AQ Sunshine, Inc.	Delayed Draw	9,776,412
AQ Sunshine, Inc.	Revolver	1,705,982
AquaPhoenix Scientific, LLC	Delayed Draw	690,048
Arax MidCo, LLC	Delayed Draw	3,552,082
Arax MidCo, LLC	Revolver	2,082,759
Archer Acquisition, LLC	Delayed Draw	3,990,987
Archer Acquisition, LLC	Revolver	261,174
Arcoro Holdings Corp.	Revolver	1,956,522
Arden Insurance Services LLC	Revolver	731,707
Ardonagh Midco 3 PLC	Delayed Draw	13,333,690
Ardurra Group LLC	Revolver	1,810,345
Ares Holdings LLC	Revolver	891,476
Ark Data Centers, LLC	Delayed Draw	2,968,000
Ark Data Centers, LLC	Revolver	890,400
Armada Parent, Inc.	Revolver	2,400,000
Arrow Management Acquisition	Delayed Draw	10,800,000
Arrow Management Acquisition	Revolver	902,222
Ascend Partner Services LLC	Delayed Draw	44,021,827
Ascend Partner Services LLC	Revolver	3,521,746
Ascend Plastic Surgery Partners MSO, LLC	Delayed Draw	2,703,000
Ascend Plastic Surgery Partners MSO, LLC	Revolver	548,500
ASG III, LLC	Revolver	500,000
ASP Global Holdings, LLC	Delayed Draw	1,348,773

Borrower	Type	Principal Amount
ASP Global Holdings, LLC	Revolver	1,142,180
Associated Spring U.S.	Delayed Draw	5,391,850
Associations, Inc.	Delayed Draw	5,274,129
Associations, Inc.	Revolver	2,536,292
ATIS Acquisition, Inc.	Delayed Draw	3,501,630
ATIS Acquisition, Inc.	Revolver	1,108,696
AuditBoard, Inc.	Delayed Draw	1,500,000
AuditBoard, Inc.	Revolver	600,000
Auveco Holdings, Inc.	Revolver	1,019,737
Avalara, Inc.	Revolver	2,727,273
AVSC Holding Corp.	Revolver	202,056
AVSC Holding Corp.	Revolver	1,596,833
AWI Group, LLC	Delayed Draw	122,000
AWI Group, LLC	Revolver	1,853,000
AWP Group Holdings, Inc.	Delayed Draw	13,491,736
AWP Group Holdings, Inc.	Delayed Draw	2,240,125
AWP Group Holdings, Inc.	Delayed Draw	4,682,214
AWP Group Holdings, Inc.	Revolver	400,000
AWP Group Holdings, Inc.	Revolver	1,219,418
AWP Group Holdings, Inc.	Revolver	9,535,604
AWT Holding, Inc.	Delayed Draw	1,346,683
AWT Holding, Inc.	Revolver	134,668
AWT Merger Sub, Inc.	Revolver	899,129
AXPM Dental Management, LLC	Delayed Draw	8,243,186
AXPM Dental Management, LLC	Revolver	3,131,476
Azurite Intermediate	Revolver	499,000
Badge 21 Midco Holdings LLC	Delayed Draw	6,944,444
Badge 21 Midco Holdings LLC	Revolver	2,361,111
Badia Spices, LLC	Revolver	89,070
Baker Tilly Advisory Group, LP	Delayed Draw	1,070,072
Baker Tilly Advisory Group, LP	Revolver	1,024,648
Bamboo US Bidco LLC	Delayed Draw	10,749,880
Bamboo US BidCo LLC	Delayed Draw	794,447
Bamboo US BidCo LLC	Delayed Draw	636,686
Bamboo US Bidco LLC	Delayed Draw	2,380,000
Bausch Receivables Funding LP	Revolver	5,000,000
Baxter Planning Systems, LLC	Delayed Draw	778,445
Baxter Planning Systems, LLC	Revolver	766,891
BCI Burke Holding Corp	Delayed Draw	2,713,298
BCI Burke Holding Corp	Revolver	1,238,588
Beacon Mobility Corp.	Revolver	482,298
Beacon Pointe Harmony LLC	Delayed Draw	19,587,053
Beacon Pointe Harmony LLC	Revolver	639,000

Borrower	Type	Principal Amount
Belmont Buyer, Inc.	Revolver	505,814
Benecon Midco II LLC	Revolver	5,687,500
Benefit Street Technology	Revolver	2,666,667
Bestop, Inc.	Delayed Draw	1,597,604
Bestop, Inc.	Revolver	1,217,887
Beta Plus Technologies, Inc.	Revolver	2,479,000
BetterCloud, Inc.	Revolver	2,512,669
BetterCloud, Inc.	Revolver	3,801,052
Bigtime Software, Inc.	Revolver	2,327,586
Bingo Group Buyer, Inc.	Delayed Draw	1,521,000
Bingo Group Buyer, Inc.	Revolver	573,539
Biocare Medical LLC	Revolver	2,777,778
Blackbird Purchaser, Inc.	Delayed Draw	4,377,549
Blackbird Purchaser, Inc.	Revolver	4,144,814
BlackHawk Industrial Distribution, Inc.	Delayed Draw	946,329
BlackHawk Industrial Distribution, Inc.	Revolver	148,813
Blitz K23-87 GmbH	Delayed Draw	1,312,370
Blue Cloud Pediatric Surgery Centers, LLC	Delayed Draw	2,386,638
Blue Cloud Pediatric Surgery Centers, LLC	Revolver	4,134,004
Bluefin Holding, LLC	Revolver	3,365,385
BlueHalo Global Holdings, LLC	Revolver	151,261
Bluesight, Inc.	Revolver	3,700,000
Bounteous, Inc.	Delayed Draw	865,733
Bounteous, Inc.	Revolver	1,800,000
BPCP NSA Intermedco, Inc.	Delayed Draw	3,768,202
BPCP NSA Intermedco, Inc.	Revolver	2,577,382
BPI Intermediate Holdings, Inc.	Revolver	1,200,000
BradyIFS Holdings, LLC	Delayed Draw	665,825
BradyIFS Holdings, LLC	Revolver	2,028,774
BSC Top Shelf Blocker, LLC	Revolver	294,500
BSP- FL Holdings, Inc.	Delayed Draw	5,310,344
BSP- FL Holdings, Inc.	Revolver	1,991,379
Bullhorn, Inc.	Delayed Draw	6,526,316
Bullhorn, Inc.	Revolver	2,105,263
BusinesSolver.com, Inc.	Delayed Draw	822,857
BusinesSolver.com, Inc.	Delayed Draw	1,197,576
Caldwell & Gregory LLC	Delayed Draw	3,975,000
Caldwell & Gregory LLC	Revolver	2,850,000
CAP-KSI Holdings, LLC	Revolver	1,525,924
Captive Resources Midco, LLC	Revolver	79,053
Carbon TopCo, Inc.	Revolver	2,739,726
Cards Acquisition, Inc.	Delayed Draw	5,583,456
Cards Acquisition, Inc.	Revolver	743,020

Borrower	Type	Principal Amount
Carr, Riggs and Ingram Capital, L.L.C.	Delayed Draw	7,637,346
Carr, Riggs and Ingram Capital, L.L.C.	Revolver	3,054,938
Cascade Purchaser, LLC	Revolver	676,144
Castle Management Borrower LLC	Revolver	750,000
CB Buyer, Inc.	Delayed Draw	7,188,897
CB Buyer, Inc.	Revolver	2,803,398
CC SAG Acquisition Corp.	Delayed Draw	877,180
CC SAG Acquisition Corp.	Delayed Draw	4,927,123
CC WDW Borrower, Inc.	Delayed Draw	1,631,196
Cdata Software, Inc.	Delayed Draw	1,368,505
Cdata Software, Inc.	Revolver	3,649,303
CDL Parent, Inc.	Revolver	211,587
Cedar Services Group, LLC, Pine Services Group, LLC	Delayed Draw	19,250,000
Cerity Partners, LLC	Delayed Draw	10,660,063
Cerity Partners, LLC	Delayed Draw	6,728,329
Cerity Partners, LLC	Revolver	2,201,035
Cerity Partners, LLC	Revolver	1,745,720
CF Newco, Inc.	Revolver	243,240
CFGI Holdings, LLC	Revolver	1,751,825
CFS Brands, LLC	Delayed Draw	837,398
CFS Brands, LLC	Revolver	2,439,024
Charter Industries	Revolver	539,250
Chase Intermediate, LLC	Delayed Draw	26,640,000
Chase Intermediate, LLC	Revolver	2,250,000
Cherry Bekaert Advisory LLC	Delayed Draw	318,750
Cherry Bekaert Advisory LLC	Delayed Draw	350,625
Cherry Bekaert Advisory LLC	Revolver	2,373,418
Chirisa Volo LLC	Delayed Draw	34,386,081
Circauto Bidco AB	Delayed Draw	7,514,920
Citrin Cooperman Advisors, LLC	Delayed Draw	5,171,212
Citrin Cooperman Advisors, LLC	Delayed Draw	1,590,648
CL Services Acquisition, LLC	Delayed Draw	1,108,000
Clarience Technologies LLC	Delayed Draw	1,837,190
Clarience Technologies LLC	Revolver	1,530,992
Cleo Communications Holding, LLC	Revolver	2,140,000
Climate Pros, LLC	Delayed Draw	16,500,000
CMG Holdco, LLC	Delayed Draw	836,619
Cobalt Service Partners, LLC	Delayed Draw	25,194,706
Cobalt Service Partners, LLC	Revolver	3,176,471
Cobham Holdings, Inc.	Revolver	2,343,750
Coding Solutions Acquisition, Inc.	Delayed Draw	5,600,068
Coding Solutions Acquisition, Inc.	Revolver	76,336

Borrower	Type	Principal Amount
Collision SP Subco, LLC	Delayed Draw	965,528
Collision SP Subco, LLC	Revolver	920,858
Community Management Holdings Midco 2, LLC	Delayed Draw	2,700,000
Community Management Holdings Midco 2, LLC	Revolver	810,000
Community Medical Acquisition Corp.	Revolver	22,224
ComPsych Investment Corp.	Delayed Draw	22,000,000
Concert Bidco Limited	First Lien Term Loan	3,611,752
Consor Intermediate II, LLC	Delayed Draw	19,647,887
Consor Intermediate II, LLC	Revolver	5,239,437
Continental Buyer, Inc.	Delayed Draw	5,095,541
Continental Buyer, Inc.	Delayed Draw	12,738,854
Continental Buyer, Inc.	Revolver	1,904,459
Continental Buyer, Inc.	Revolver	4,713,376
Contractual Buyer, LLC	Revolver	1,500,000
Coolsys, Inc.	Delayed Draw	2,824,074
COP HomeTown Acquisitions, Inc.	Revolver	507,500
COP HomeTown Acquisitions, Inc.	Revolver	1,049,167
COP Village Green Acquisitions, Inc.	Delayed Draw	3,118,222
COP Village Green Acquisitions, Inc.	Revolver	1,870,933
CORA Health Holdings Corp.	Revolver	519,231
CORDENTAL Group Management, LLC	Delayed Draw	10,530
CORDENTAL Group Management, LLC	Revolver	359,500
Coretrust Purchasing Group LLC	Delayed Draw	7,518,797
Coretrust Purchasing Group LLC	Revolver	4,511,278
Coreweave Compute Acquisition Co. II, LLC	Delayed Draw	4,942,344
Coupa Holdings, LLC	Delayed Draw	1,851,039
Coupa Holdings, LLC	Delayed Draw	2,167,258
Coupa Holdings, LLC	Revolver	3,076,772
CPC/Cirtec Holdings, Inc.	Revolver	361,757
CPC/Cirtec Holdings, Inc.	Revolver	105,085
CPEX Purchaser, LLC	Delayed Draw	388,697
CPEX Purchaser, LLC	Revolver	2,181,818
Cradle Lux Bidco S.A.R.L.	Delayed Draw	316,947
CRCI Longhorn Holdings, Inc.	Delayed Draw	19,411,765
CRCI Longhorn Holdings, Inc.	Delayed Draw	5,301,691
CRCI Longhorn Holdings, Inc.	Revolver	3,517,647
CRCI Longhorn Holdings, Inc.	Revolver	1,060,338
Credit Connection, LLC	Revolver	600,000
Creek Parent, Inc.	Revolver	1,355,999
Creek Parent, Inc.	Revolver	21,892,857
Crete PA Holdco, LLC	Delayed Draw	1,905,581

Borrower	Type	Principal Amount
Crete PA Holdco, LLC	Revolver	285,837
Crewline Buyer, Inc.	Revolver	5,222,499
CrossLink Professional Tax Solutions, LLC	Revolver	1,213,344
CRS TH Holdings Corp	Delayed Draw	16,904,025
CRS TH Holdings Corp	Revolver	3,095,975
CRS TH Holdings Corp	Revolver	4,237,288
CUB Financing Intermediate LLC	Delayed Draw	2,532,273
CVP Holdco, Inc.	Delayed Draw	5,882,852
CVP Holdco, Inc.	Revolver	2,353,141
CX Institutional, LLC	Delayed Draw	1,698,000
DataLink, LLC	Revolver	846,774
Datum Acquisition, LLC	Revolver	171,600
Davidson Hotel Company LLC	Delayed Draw	183,450
Davidson Hotel Company LLC	Revolver	47,952
Dawson Rated Fund Class B	Delayed Draw	12,871,409
DCG Acquisition Corp.	Delayed Draw	6,699,688
Demakes Borrower, LLC	Delayed Draw	1,152,000
Denali Bidco, Ltd.	Delayed Draw	2,249,165
Denali Buyerco LLC	Delayed Draw	3,992,195
Denali Midco 2 LLC	Delayed Draw	2,688,833
Dental365 LLC	Delayed Draw	1,064,393
Dental365 LLC	Revolver	627,889
Dentive Capital, LLC	Delayed Draw	2,614,814
Dermatopathology Laboratory Of Central States, LLC	Revolver	1,612,903
Diamond Mezzanine 24 LLC	Delayed Draw	6,000,000
Diamond Mezzanine 24 LLC	Delayed Draw	763,338
Diligent Corporation	Delayed Draw	5,728,244
Diligent Corporation	Revolver	2,484,335
Dione Bidco Limited	Delayed Draw	9,377,760
DISA Holdings Corp.	Delayed Draw	3,042,316
DISA Holdings Corp.	Revolver	1,145,569
Disco Parent, LLC	Revolver	331,390
Diverzify Intermediate LLC	Delayed Draw	17,142,857
DMC Holdco, LLC	Delayed Draw	3,917,586
DMC Holdco, LLC	Revolver	2,611,724
DT Intermediate Holdco	Delayed Draw	8,489,450
DTI Holdco, Inc.	Revolver	874,917
Dubois Chemicals, Inc.	Delayed Draw	375,940
Dubois Chemicals, Inc.	Revolver	375,940
Duggal Acquisition, LLC	Delayed Draw	682,742
Duggal Acquisition, LLC	Revolver	765,742
Duro Dyne National Corp.	Delayed Draw	9,868,421

Borrower	Type	Principal Amount
Duro Dyne National Corp.	Revolver	8,881,579
Dwyer Instruments, LLC	Delayed Draw	372,319
Dwyer Instruments, LLC	Revolver	183,734
Dwyer Instruments, LLC	Revolver	30,264
Dwyer Instruments, LLC	Revolver	1,978,068
Dwyer Instruments, LLC	Delayed Draw	984,420
Dwyer Instruments, LLC	Revolver	1,755,946
Eagle Family Foods, Inc.	Revolver	2,921,348
Easypark Strategy AB	Delayed Draw	9,858,875
Eclipse Buyer, Inc.	Delayed Draw	1,950,185
Eclipse Buyer, Inc.	Delayed Draw	8,258,441
Eclipse Buyer, Inc.	Revolver	4,189,944
EdgeCo Buyer, Inc.	Delayed Draw	13,795,694
EdgeCo Buyer, Inc.	Revolver	1,379,569
Edmunds GovTech, Inc.	Delayed Draw	10,714,286
EDPO, LLC	Delayed Draw	393,333
EIS Legacy Holdco, LLC	Delayed Draw	852,273
EIS Legacy Holdco, LLC	Revolver	250,000
Emergency Care Partners, LLC	Delayed Draw	5,720,414
Emergency Care Partners, LLC	Revolver	2,092,020
Empower Payments Investor, LLC	Delayed Draw	3,738,372
Empower Payments Investor, LLC	Delayed Draw	3,864,597
Empower Payments Investor, LLC	Revolver	1,993,798
Empower Payments Investor, LLC	Revolver	2,325,581
Empyrean Solutions LLC	Delayed Draw	4,976,959
Empyrean Solutions LLC	Revolver	1,866,359
Endodontic Practice Partners LLC	Delayed Draw	2,684,980
Energy Acquisition LP	Delayed Draw	2,548,000
ENT MSO LLC	Delayed Draw	2,366,544
ENT MSO LLC	Revolver	119,764
Enverus Holdings, Inc.	Delayed Draw	2,265,810
Enverus Holdings, Inc.	Delayed Draw	1,929,571
Enverus Holdings, Inc.	Revolver	3,227,889
Enverus Holdings, Inc.	Revolver	2,709,610
EOS Fitness Opco Holdings, LLC	Delayed Draw	897,542
EP Wealth Advisors, LLC	Delayed Draw	3,900,000
Equinox Holdings, Inc.	Second Lien Term Loan	1,778
ERC Holdings, LLC	Revolver	347,929
ERC Holdings, LLC	Revolver	1,631,604
ESG Investments, Inc.	Delayed Draw	2,491,071
ESG Investments, Inc.	Revolver	2,142,857
Esquire Deposition Solutions, LLC	Revolver	1,440,042

Borrower	Type	Principal Amount
Essential Services Holding Corporation	Delayed Draw	1
Essential Services Holding Corporation	Delayed Draw	2,081,784
Essential Services Holding Corporation	Revolver	1,301,115
Everbridge Holdings, LLC	Delayed Draw	3,377,778
Everbridge Holdings, LLC	Revolver	2,222,222
Evergreen Services Group II	Revolver	4,208,333
Evolent Health LLC	Delayed Draw	5,961,685
Evolent Health LLC	Revolver	200
Exactcare Parent, Inc.	Revolver	1,032,787
Excel Fitness Holdings, Inc.	Delayed Draw	2,613,424
Excelitas Technologies Corp.	Delayed Draw	1,945,304
Expereo USA, Inc.	Delayed Draw	836,655
Expereo USA, Inc.	Revolver	268,370
Fastener Distribution Holdings, LLC	Delayed Draw	787,352
Fastlap LLC	Delayed Draw	1,848,000
Fastlap LLC	Revolver	88,350
FC Compassus, LLC	Delayed Draw	2,377,215
Fenix Topco, LLC	Delayed Draw	5,439,093
FH DMI Buyer, Inc.	Delayed Draw	3,055,096
FH DMI Buyer, Inc.	Revolver	916,529
Financiere N	Delayed Draw	17,380,000
Finastra USA, Inc.	Revolver	6,864,661
Fingerpaint Marketing, Inc.	Delayed Draw	1,546,934
Fingerpaint Marketing, Inc.	Revolver	336,022
Fingerpaint Marketing, Inc.	Revolver	1,612,903
Flatiron Energy Holdco LLC	Delayed Draw	1,430,000
Flint OpCo, LLC	Delayed Draw	2,203,271
Flint OpCo, LLC	Revolver	1,026,252
Flow Control Solutions, Inc.	Delayed Draw	1,482,736
Flow Control Solutions, Inc.	Revolver	806,287
Flow Control Solutions, Inc.	Revolver	420,949
FLS Holding, Inc.	Revolver	1,000,000
Fortis Solutions Group, LLC	Delayed Draw	6,876,667
Fortis Solutions Group, LLC	Delayed Draw	6,876,667
Fortis Solutions Group, LLC	Revolver	576,606
Fortis Solutions Group, LLC	Revolver	1,169,415
Foundation Risk Partners, Corp.	Delayed Draw	2,062,500
Foundation Risk Partners, Corp.	Delayed Draw	15,781,846
Foundation Risk Partners, Corp.	Revolver	359,993
Foundation Risk Partners, Corp.	Revolver	10,435,119
FR Vision Holdings, Inc.	Revolver	352,951
FSS Buyer LLC	Revolver	1,610,390
Fullsteam Operations LLC	Delayed Draw	5,153,128

Borrower	Type	Principal Amount
Fullsteam Operations LLC	Revolver	280,593
Fyzical Buyer, LLC	Revolver	215,940
Gainsight, Inc.	Revolver	1,350,000
Galileo Parent, Inc.	Revolver	2,560,621
Galway Borrower, LLC	Delayed Draw	69,804,621
Galway Borrower, LLC	Delayed Draw	1,985,670
Galway Borrower, LLC	Delayed Draw	3,924,512
Galway Borrower, LLC	Revolver	4,941,856
Galway Borrower, LLC	Revolver	541,116
Galway Borrower, LLC	Revolver	387,286
Galway Borrower, LLC	Revolver	3,119
Galway Borrower, LLC	Revolver	443,461
Galway Borrower, LLC	Revolver	260,201
Gateway US Holdings, Inc.	Delayed Draw	1,400,000
Gateway US Holdings, Inc.	Revolver	854,815
Gateway US Holdings, Inc.	Revolver	1,059,583
Geo TopCo Corporation	Revolver	4,349,921
GeoStabilization International, LLC	Delayed Draw	17,399,682
Gestion ABS Bidco, Inc.	Delayed Draw	5,531,381
Gestion ABS Bidco, Inc.	Revolver	1,659,414
GHX Ultimate Parent Corporation	Revolver	4,956,507
Global Critical Logistics LLC	Delayed Draw	4,666,667
Global Music Rights	Revolver	81,000,000
GMES Intermediate Holdings, LLC	Delayed Draw	3,431,611
GMES Intermediate Holdings, LLC	Revolver	3,384,615
Gold Medal Services LLC	Delayed Draw	739,742
Gold Medal Services LLC	Revolver	243,112
GovBrands Intermediate, Inc.	Revolver	601,144
GovDelivery Holdings, LLC	Delayed Draw	2,514,000
GovDelivery Holdings, LLC	Delayed Draw	1,400,253
GovDelivery Holdings, LLC	Revolver	307,018
GovDelivery Holdings, LLC	Revolver	6,754,386
GovDelivery Holdings, LLC	Revolver	4,133,979
GovernmentJobs.com, Inc.	Revolver	1,264,680
Govos, Inc.	Revolver	498,000
Graffiti Buyer, Inc.	Delayed Draw	969,839
Graffiti Buyer, Inc.	Delayed Draw	3,236,979
Graffiti Buyer, Inc.	Revolver	924,851
Gray Matter Systems	Delayed Draw	609,400
Gray Matter Systems	Revolver	466,500
Great Kitchens Food Company, Inc.	Revolver	1,299,435
Groome Transportation of Arizona, LLC	Revolver	1,475,322
Ground Penetrating Radar Systems, LLC	Delayed Draw	18,054,911

Borrower	Type	Principal Amount
Ground Penetrating Radar Systems, LLC	Revolver	988,372
Ground Penetrating Radar Systems, LLC	Revolver	6,984,858
GS Acquisitionco, Inc.	Delayed Draw	1,078,000
GS Acquisitionco, Inc.	Revolver	396,193
GS Acquisitionco, Inc.	Revolver	690,589
GS Seer Group Borrower LLC	Delayed Draw	1,321,349
GS Seer Group Borrower LLC	Revolver	733,945
GS XX Corporation	Revolver	311,000
GSV Holding, LLC	Revolver	1,602,036
Guardian Restoration Partners Buyer, LLC	Delayed Draw	2,353,188
Guardian Restoration Partners Buyer, LLC	Revolver	533,017
Guidehouse, Inc.	First Lien Term Loan	38,662
Guidehouse, Inc.	First Lien Term Loan	12,125
Guidehouse, Inc.	First Lien Term Loan	23,433
H2 Holdco, Inc.	Delayed Draw	910,105
Harley Exteriors Acquisition, LLC	Delayed Draw	514,000
Harley Exteriors Acquisition, LLC	Revolver	172,800
HASA Acquisition, LLC	Delayed Draw	755,279
HASA Acquisition, LLC	Revolver	786,749
HBWM Intermediate II, LLC	Delayed Draw	20,946,587
HBWM Intermediate II, LLC	Revolver	3,875,119
HCR Commerical Roofing Holdings, Inc.	Revolver	88,800
HealthEdge Software, Inc.	Revolver	442,000
HeartLand PPC Buyer, LLC	Delayed Draw	1,757,755
HeartLand PPC Buyer, LLC	Revolver	2,615,833
HEC Purchaser Corp.	Revolver	779,946
Helium Acquirer Corporation	Revolver	1,159,767
HemaSource, Inc.	Revolver	4,125,000
Higginbotham Insurance Agency, Inc.	Delayed Draw	13,834,737
High Bar Brands Operating, LLC	Delayed Draw	1,912,493
High Bar Brands Operating, LLC	Revolver	1,508,774
Home Service Topco IV, Inc.	Delayed Draw	4,757,325
Home Service Topco IV, Inc.	Revolver	1,066,677
Homecare Software Solutions LLC	Revolver	1,415,094
HPS Specialty Loan Fund V Feeder, L.P.	First Lien Term Loan	60,973,182
HS Spa Holdings, Inc.	Delayed Draw	127,500
HS Spa Holdings, Inc.	Revolver	221,893
HSI Halo Acquisition, Inc.	Delayed Draw	1,746,952
HSI Halo Acquisition, Inc.	Revolver	1,711,863
HT Intermediary III, Inc.	Delayed Draw	285,714
HT Intermediary III, Inc.	Delayed Draw	3,563,636

Borrower	Type	Principal Amount
HT Intermediary III, Inc.	Revolver	92,857
HT Intermediary III, Inc.	Revolver	1,291,818
HTI Intermediate, LLC	Delayed Draw	423,000
HTI Intermediate, LLC	Revolver	226,000
Hydraulic Technologies USA LLC	Revolver	2,707,710
Hyland Software, Inc.	Revolver	2,262,444
Icefall Parent, Inc.	Revolver	1,281,729
iCIMS, Inc.	Revolver	1,110,476
Iconic Purchaser Corporation	Revolver	43,077
ID Label Holdings, Inc.	Revolver	1,000,000
IEQ MIDCO III, LLC	Delayed Draw	6,721,219
IFH Franchisee Holdings LLC	Delayed Draw	626,715
IFH Franchisee Holdings LLC	Revolver	333
IG Investment Holdings, LLC	Revolver	1,176,256
IG Investment Holdings, LLC	Revolver	942,148
IG Investment Holdings, LLC	Revolver	777,858
IG Investment Holdings, LLC	Revolver	3,403,722
Imagine 360 LLC	Delayed Draw	2,404,220
Imagine 360 LLC	Revolver	1,023,922
Imagine Acquisitionco, Inc.	Revolver	1,099,678
Indigo Buyer, Inc.	Delayed Draw	24,500,000
Indigo Buyer, Inc.	Delayed Draw	711,335
Indigo Buyer, Inc.	Revolver	800,000
Infinity Home Services Holdco, Inc.	Delayed Draw	3,705,140
Innovative Discovery, LLC	Revolver	1,128,000
Innovetive Petcare, LLC	Delayed Draw	256,481
Innovetive Petcare, LLC	Delayed Draw	820,640
Inovex Information Systems Incorporated	Delayed Draw	3,279,857
Inovex Information Systems Incorporated	Revolver	2,181,818
Integrated Power Services Holdings, Inc.	Delayed Draw	8,602,087
Integrated Power Services Holdings, Inc.	Revolver	144,127
Integrity Marketing Acquisition, LLC	Delayed Draw	219,956
Integrity Marketing Acquisition, LLC	Delayed Draw	22,214,719
Integrity Marketing Acquisition, LLC	Delayed Draw	15,177,020
Integrity Marketing Acquisition, LLC	Revolver	7,182,721
INTEL 471, Inc.	Delayed Draw	9,687,500
Invicti Intermediate 2, LLC	Revolver	1,090,909
IQN Holding Corp.	Delayed Draw	1,262,567
IQN Holding Corp.	Revolver	737,968
IQN Holding Corp.	Revolver	351,337
IvyRehab Intermediate II, LLC	Delayed Draw	23,610,000
IvyRehab Intermediate II, LLC	Delayed Draw	15,000,000
IvyRehab Intermediate II, LLC	Revolver	1,043,860

Borrower	Type	Principal Amount
J.S. Held Holdings LLC	Delayed Draw	688,688
J.S. Held Holdings LLC	Delayed Draw	212,158
J.S. Held Holdings LLC	Revolver	324,010
JHCC Holdings LLC	Delayed Draw	2,345,338
JTM Foods, LLC	Revolver	111,919
KabaFusion Parent LLC	Revolver	250,000
KabaFusion Parent LLC	Revolver	2,500,000
Kano Intermediate, Inc.	Delayed Draw	7,676,768
Kano Intermediate, Inc.	Revolver	1,919,192
Kaseya, Inc.	Delayed Draw	3,050,400
Kaseya, Inc.	Revolver	3,070,511
KBP Investments LLC	Delayed Draw	3,444,691
Keel Platform, LLC	Delayed Draw	2,602,824
KENE Acquisition, Inc.	Delayed Draw	4,449,439
KENE Acquisition, Inc.	Delayed Draw	4,530,678
KENE Acquisition, Inc.	Revolver	1,685,393
KENE Acquisition, Inc.	Revolver	1,716,166
KENG Acquisition, Inc.	Delayed Draw	5,005,974
KENG Acquisition, Inc.	Delayed Draw	2,540,323
KENG Acquisition, Inc.	Revolver	3,266,129
Keystone Agency Partners LLC	Delayed Draw	2,265,971
Keystone Partners, LLC	Delayed Draw	343,280
Keystone Partners, LLC	Revolver	352,000
Kittyhawk, Inc.	Revolver	466,500
Kleinfelder Intermediate LLC	Delayed Draw	2,213,115
Kleinfelder Intermediate LLC	Revolver	736,475
KPA Parent Holdings, LLC	Revolver	1,301,731
KPSKY Acquisition, Inc.	Delayed Draw	54,340,000
Kravet Design, LLC	Revolver	2,275,606
KRIV Acquisition Inc.	Delayed Draw	13,903,846
KRIV Acquisition Inc.	Delayed Draw	4,585,000
KRIV Acquisition Inc.	Revolver	2,760,532
KWOL Acquisition, Inc.	Revolver	2,353,556
KWOL Acquisition, Inc.	Revolver	800,881
KWOR Acquisition, Inc.	Revolver	18,293
L & J Holding Company, LLC	Delayed Draw	1,285,000
L & J Holding Company, LLC	Revolver	288,000
LabVantage Solutions, Inc.	Revolver	283,750
Lawn Care Holdings Purchaser, Inc.	Delayed Draw	2,760,320
Lawn Care Holdings Purchaser, Inc.	Revolver	488,600
LeadsOnline, LLC	Revolver	1,176,470
LeadVenture, Inc.	Delayed Draw	2,514,887
LeadVenture, Inc.	Delayed Draw	8,449,441

Borrower	Type	Principal Amount
LeadVenture, Inc.	Revolver	1,033,723
LeadVenture, Inc.	Revolver	3,791,844
LeaseCrunch, LLC	Revolver	735,000
Legends Hospitality Holding Company, LLC	Delayed Draw	3,135,614
Legends Hospitality Holding Company, LLC	Revolver	5,644,104
Lehman Pipe Buyer, LLC	Revolver	693,750
Liberty Purchaser, LLC	Revolver	120,397
Lido Advisors, LLC	Delayed Draw	6,665,205
Lido Advisors, LLC	Revolver	308,000
Life Science Intermediate Holdings, LLC	Delayed Draw	3,880,000
Lightbeam Bidco, Inc.	Delayed Draw	2,935,777
Lightbeam Bidco, Inc.	Revolver	934,761
Link Apartments Opportunity Zone REIT	Delayed Draw	763,636
Litera Bidco LLC	Delayed Draw	7,190,869
Litera Bidco LLC	Delayed Draw	3,542,001
Litera Bidco LLC	Revolver	341,799
LivTech Purchaser, Inc.	Delayed Draw	1,055,013
LivTech Purchaser, Inc.	Revolver	274,865
LJ Avalon Holdings, LLC	Delayed Draw	3,017,241
LJ Avalon Holdings, LLC	Revolver	1,034,483
LogRhythm, Inc.	Revolver	2,850,773
Magneto Components Buyco, LLC	Delayed Draw	3,636,364
Magneto Components Buyco, LLC	Revolver	3,030,303
MAI Capital Management Intermediate LLC	Delayed Draw	15,550,382
MAI Capital Management Intermediate LLC	Revolver	7,391,429
Majco LLC	Delayed Draw	1,432,620
Majco LLC	Revolver	1,666,667
Mammoth Holdings, LLC	Revolver	681,818
Management Consulting & Research, LLC	Delayed Draw	25,371,429
Management Consulting & Research, LLC	Revolver	1,514,392
Management Consulting & Research, LLC	Revolver	1,630,824
Mandrake BidCo, Inc.	Revolver	724,000
ManTech International Corporation	Delayed Draw	8,616,244
ManTech International Corporation	Revolver	6,744,017
Margaritaville Enterprises LLC	Revolver	312,500
Marina Acquisition, Inc.	Revolver	1,429,513
Markon, LLC	Delayed Draw	10,833,333
Markon, LLC	Revolver	2,500,000
Marmic Fire & Life Safety Co.	Delayed Draw	5,316,667
Marmic Fire & Life Safety Co.	Revolver	2,602,564
MB2 Dental Solutions, LLC	Delayed Draw	4,293,283
MB2 Dental Solutions, LLC	Delayed Draw	22,315,583
MB2 Dental Solutions, LLC	Revolver	661,147

Borrower	Type	Principal Amount
MB2 Dental Solutions, LLC	Revolver	888,102
MB2 Dental Solutions, LLC	Revolver	532,920
MBS Holdings, Inc.	Revolver	1,118,644
Mc Group Ventures Corporation	Delayed Draw	1,524,038
Mc Group Ventures Corporation	Delayed Draw	7,211,538
Mclarens Midco, Inc.	Delayed Draw	907,014
MEI Buyer, LLC	Revolver	2,079,379
Mercury Bidco LLC	Revolver	3,061,225
Metatiedot Bidco Oy	Delayed Draw	155,504
Metatiedot Bidco Oy	Revolver	87,651
MGT Merger Target, LLC	Delayed Draw	7,162,472
MGT Merger Target, LLC	Revolver	1,939,655
Millstone Medical Outsourcing, LLC	Revolver	3,018,868
Mindbody, Inc.	Revolver	1,428,571
MIS Acquisition, LLC	Revolver	2,133,333
Mist Holding Co.	Delayed Draw	4,617,897
Mist Holding Co.	Revolver	1,068,545
Misys Ltd.	Revolver	292,742
MN Acquisition, Inc.	Revolver	725,628
Monotype Imaging Holdings, Inc.	Delayed Draw	2,644,828
Monotype Imaging Holdings, Inc.	Revolver	5,172,414
Monroe Engineering Group LLC	Delayed Draw	16,224,000
More Cowbell II LLC	Delayed Draw	7,562,543
More Cowbell II LLC	Revolver	4,505,056
Motion & Control Enterprises LLC	Delayed Draw	2,785,793
Motion & Control Enterprises LLC	Revolver	282,113
Mountain Parent, Inc.	Delayed Draw	11,655,000
Mountain Parent, Inc.	Revolver	6,216,000
Mountainside Fitness Acquisitions, LLC	Delayed Draw	2,373,000
Mountainside Fitness Acquisitions, LLC	Revolver	950,000
Movati Athletic Group, Inc.	Delayed Draw	908,298
Movati Athletic Group, Inc.	Delayed Draw	2,737,626
Movati Athletic Group, Inc.	Revolver	2,461,953
Movati Athletic Group, Inc.	Revolver	260,870
MRI Software, LLC	Delayed Draw	36,998,500
MRI Software, LLC	Delayed Draw	647,268
MRI Software, LLC	Revolver	1,468,506
MRI Software, LLC	Revolver	2,903,952
MRI Software, LLC	Revolver	6,990,966
MRI Software, LLC	Revolver	82,938
My Buyer, LLC	Delayed Draw	564,000
My Buyer, LLC	Revolver	268,375
Myorthos Management, LLC	Revolver	286,982

Borrower	Type	Principal Amount
National Dentex Labs LLC	Delayed Draw	114,943
National Dentex Labs, LLC	Revolver	110,345
Nelipak Holding Company	Delayed Draw	17,407,322
Nelipak Holding Company	Revolver	3,344,571
Net Health Acquisition Corp	Revolver	2,966,368
Netsmart Technologies, Inc.	Delayed Draw	12,374,078
Netsmart Technologies, Inc.	Revolver	12,621,778
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	7,131,145
Netwrix Corporation And Concept Searching, Inc.	Delayed Draw	9,224,979
Netwrix Corporation And Concept Searching, Inc.	Revolver	2,870,000
Next HoldCo, LLC	Delayed Draw	18,956,199
Next HoldCo, LLC	Revolver	7,114,625
NFM & J, LP	Delayed Draw	4,942,969
NFM & J, LP	Revolver	1,224,609
NL1 Acquire Corp.	Revolver	715,324
North Star Acquisitionco LLC	Revolver	1,004,593
Northstar Recycling, Inc.	Delayed Draw	4,411,765
Northstar Recycling, Inc.	Revolver	2,941,176
Northstar Recycling, Inc.	Revolver	2,000,000
NRP Generation, LLC	Delayed Draw	11,500,000
NWI MERGER SUB, INC.	Delayed Draw	3,366,000
NWI MERGER SUB, INC.	Revolver	1,306,000
Oakbridge Insurance Agency LLC	Delayed Draw	2,662,724
Oakbridge Insurance Agency LLC	Revolver	518,135
OB Hospitalist Group	Revolver	2,862,595
OEConnection LLC	Delayed Draw	13,526,091
OEConnection LLC	Revolver	8,453,806
OIA Acquisition, LLC	Revolver	1,328,571
Oil Changer Holding Corporation	Delayed Draw	1,193,298
OIS Management Services, LLC	Revolver	1,423,077
Oliver Packaging, LLC	Revolver	892,221
Olympic Buyer, Inc.	Revolver	1,598,039
OMH-Healthedge Holdings, Inc.	Revolver	488,722
Omni Fiber, LLC	Delayed Draw	16,666,667
OneCare Media, LLC	Revolver	1,333,333
OneZero	Delayed Draw	6,394,231
OneZero	Revolver	4,567,308
Ons Mso, LLC	Delayed Draw	3,350,887
Ons Mso, LLC	Revolver	701,757
Ons Mso, LLC	Revolver	2,554,016
Onsite Holdings, LLC	Revolver	981,521

Borrower	Type	Principal Amount
Onyx-Fire Protection Services, Inc.	Delayed Draw	1,874,263
Onyx-Fire Protection Services, Inc.	Revolver	2,959,363
Optimizely North America Inc.	Revolver	4,701,528
Oracle Vision Holdco Limited	Delayed Draw	3,503,182
Oral Surgery Partners, LLC	Delayed Draw	3,660,562
Oranje Holdco, Inc.	Revolver	1,629,556
Org USME Buyer, LLC	Revolver	93,623
Orion Group FM Holdings, LLC	Delayed Draw	5,644,737
Orion Group FM Holdings, LLC	Delayed Draw	23,157,895
Orion Group FM Holdings, LLC	Revolver	3,328,947
OSP Hamilton Purchaser, LLC	Delayed Draw	29,517,937
OSP Hamilton Purchaser, LLC	Revolver	4,200,000
Otter Learning, LLC	Delayed Draw	986,947
Otter Learning, LLC	Revolver	1,000,000
Outerbox, LLC	Delayed Draw	533,000
Outerbox, LLC	Revolver	298,000
PAG Holding Corporation	Revolver	772,062
PAG Holding Corporation	Revolver	1,525,116
Palmetto Technology Group, LLC	Delayed Draw	1,243,620
Palmetto Technology Group, LLC	Revolver	118,220
Pareto Health Intermediate Holdings, Inc.	Delayed Draw	14,842,360
Pareto Health Intermediate Holdings, Inc.	Revolver	1,651,376
Pareto Health Intermediate Holdings, Inc.	Revolver	201,613
Paris US Holdco, Inc.	Delayed Draw	1,079,157
Paris US Holdco, Inc.	Revolver	764,932
Park Place Technologies, LLC	Delayed Draw	6,131,708
Park Place Technologies, LLC	Revolver	2,385,234
PAS Parent, Inc.	Delayed Draw	8,607,000
PAS Parent, Inc.	Revolver	519,990
Pathstone Family Office, LLC	Revolver	1,340,256
Pathstone Family Office, LLC	Revolver	1,084,049
Patriot Growth Insurance Services, LLC	Delayed Draw	14,314,000
Patriot Growth Insurance Services, LLC	Revolver	1,736,897
Pavion Corp.	Delayed Draw	445,667
PC Dreamscape Opco, Inc.	Delayed Draw	3,289,474
PC Dreamscape Opco, Inc.	Revolver	1,315,789
PCS Software, Inc.	Revolver	206,104
PDI TA Holdings, Inc.	Delayed Draw	2,295,200
PDI TA Holdings, Inc.	Delayed Draw	1,824,994
PDI TA Holdings, Inc.	Revolver	2,300,000
PDI TA Holdings, Inc.	Revolver	1,812,908
PDQ.com Corporation	Delayed Draw	11,921,850
PDQ.com Corporation	Revolver	8,343,653

Borrower	Type	Principal Amount
Pediatric Home Respiratory Services LLC	Delayed Draw	4,800,000
Pediatric Home Respiratory Services LLC	Revolver	2,240,000
Pele Buyer LLC	First Lien Term Loan	1,320
Pele Buyer LLC	First Lien Term Loan	51
Pele Buyer LLC	First Lien Term Loan	1,506
Penn TRGRP Holdings, LLC	Delayed Draw	303,228
Penn TRGRP Holdings, LLC	Delayed Draw	433,183
Penn TRGRP Holdings, LLC	Revolver	6,289,245
People Corporation	Delayed Draw	4,539,633
Peter C. Foy & Associates Insurance Services, LLC	Delayed Draw	1,853,566
Petra Borrower, LLC	Delayed Draw	3,041,661
Petra Borrower, LLC	Revolver	1,404,805
Petrus Buyer, Inc.	Delayed Draw	2,395,604
Petrus Buyer, Inc.	Revolver	1,923,077
PetVet Care Centers, LLC	Delayed Draw	5,188,750
PetVet Care Centers, LLC	Revolver	5,188,750
Phantom Purchaser, Inc.	Revolver	3,158,191
PharmaForceIQ Acquisition, Inc.	Revolver	273,600
Pharmalogic Holdings Corp.	Delayed Draw	8,838,384
Phoenix 1 Buyer Corporation	Revolver	5,051,639
Phynet Dermatology LLC	Delayed Draw	11,133,125
Phynet Dermatology LLC	Revolver	139,381
Ping Identity Holding Corp.	Revolver	216,898
Pinnacle Treatment Centers, Inc.	Revolver	680,502
Pinnacle Treatment Centers, Inc.	Revolver	385,425
PLA Buyer, LLC	Delayed Draw	698,593
PLA Buyer, LLC	Revolver	1,397,186
Playpower, Inc.	Revolver	3,282,828
Polaris Labs Acquisition, LLC	Revolver	277,500
Polycorp Ltd.	Delayed Draw	5,340,000
Polycorp Ltd.	Revolver	1,123,500
Power Grid Holdings, Inc.	Revolver	7,410,000
Power Grid Holdings, Inc.	Revolver	3,449,535
PowerGEM Buyer, Inc.	Delayed Draw	9,500,000
PowerGEM Buyer, Inc.	Revolver	3,500,000
POY Holdings, LLC	Delayed Draw	1,225,000
PPV Intermediate Holdings LLC	Delayed Draw	4,250,000
PPV Intermediate Holdings LLC	Revolver	2,538,076
Premier Care Dental Management, LLC	Delayed Draw	2,706,381
Premier Care Dental Management, LLC	Revolver	617,208
Premier Early Childhood Education Partners LLC	Delayed Draw	1,636,580

Borrower	Type	Principal Amount
Premise Health Holding Corp.	Revolver	2,037,609
Premium Group B2	Delayed Draw	4,182,812
Process Insights Acquisition, Inc.	Delayed Draw	1,620,679
Process Insights Acquisition, Inc.	Revolver	212,309
ProcessUnity Holdings, LLC	Revolver	250,000
Project Accelerate Parent, LLC	Revolver	6,250,000
Propio LS LLC	Revolver	1,929,676
PT Intermediate Holdings III, LLC	Delayed Draw	1,250,250
PT Intermediate Holdings III, LLC	Delayed Draw	3,737,391
PT&C Group, LLC	Delayed Draw	1,621,567
PT&C Group, LLC	Revolver	1,059,000
QBS Parent, Inc.	Revolver	8,438,049
QF Holdings, Inc.	Revolver	87,719
Qin’s Buffalo, LLC	Delayed Draw	585,173
Quality Automotive Services, LLC	Delayed Draw	1,042,370
Quality Automotive Services, LLC	Revolver	1,477,132
Quantic Electronics, LLC	Revolver	92,840
Questel International	First Lien Term Loan	14,256
Questel International	First Lien Term Loan	117,176
Quick Quack Car Wash Holdings, LLC	Delayed Draw	4,153,333
Quick Quack Car Wash Holdings, LLC	Revolver	2,333,333
QVF Acquisition, Inc.	Delayed Draw	2,727,272
QVF Acquisition, Inc.	Revolver	1,727,273
R&T Acquisitions, LLC	Delayed Draw	5,770,569
R&T Acquisitions, LLC	Revolver	2,308,228
R1 Holdings LLC	Delayed Draw	2,249,050
R1 Holdings LLC	Revolver	2,097,285
Race Winning Brands, Inc.	Revolver	1,979,167
Radwell Parent, LLC	Delayed Draw	8,449,219
Radwell Parent, LLC	Revolver	2,337,040
Rally Buyer, Inc.	Revolver	285,000
Rally Buyer, Inc.	Revolver	319,614
Raney’s, LLC	Revolver	105,600
Ranger Buyer, Inc.	Revolver	1,923,077
Raven Buyer, Inc.	Revolver	286,364
RB Holdings Interco, LLC	Revolver	115,423
Rbmedia	Revolver	1,497,326
RCS Industrials	Revolver	285,714
Reagent Chemical Research, Inc.	Revolver	583,000
Recorded Future, Inc.	Delayed Draw	863,500
Recorded Future, Inc.	Revolver	535,227
Red Fox CD Acquisition Corporation	Delayed Draw	5,483,559

Borrower	Type	Principal Amount
Redwood Services Group, LLC	Delayed Draw	345,962
Redwood Services Group, LLC	Delayed Draw	41,317
RefrigiWear, LLC	Revolver	2,601,896
Regent Holding Company, LLC	Revolver	1,917,293
Relevant Industrial, LLC	Delayed Draw	2,446,043
Relevant Industrial, LLC	Revolver	1,079,137
Renovation Systems, LLC	Delayed Draw	1,501,500
Renovation Systems, LLC	Revolver	48,010
Rep Behavioral Health	Delayed Draw	4,615,385
Rep Behavioral Health	Revolver	2,115,385
Revalize, Inc.	Revolver	102,150
RFS Opco LLC	Delayed Draw	3,685,905
Rialto Management Group, LLC	Revolver	158,565
Ridge Trail US Bidco, Inc.	Delayed Draw	15,957,447
Ridge Trail US Bidco, Inc.	Revolver	1,437,008
Ridge Trail US Bidco, Inc.	Revolver	2,445,971
Riskonnect Parent, LLC	Delayed Draw	35,000,000
Riskonnect Parent, LLC	Revolver	5,140,200
Riverside Assessments, LLC	Revolver	4,402,519
RJW Group Holdings, Inc.	Delayed Draw	1,217,391
RKD Group, LLC	Delayed Draw	257,142
Rotation Buyer, LLC	Delayed Draw	473,934
Rotation Buyer, LLC	Revolver	188,209
RPC Topco, Inc.	Revolver	3,030,303
RPM Intermediate Holdings, Inc.	Delayed Draw	1,294,643
RSC Acquisition, Inc.	Revolver	8,690,548
RSC Insurance Brokerage, Inc.	Delayed Draw	12,600,000
RSC Insurance Brokerage, Inc.	Revolver	1,400,000
Runway Bidco, LLC	Delayed Draw	13,149,349
Runway Bidco, LLC	Revolver	6,611,573
RWA Wealth Partners, LLC	Delayed Draw	1,684,630
RWA Wealth Partners, LLC	Revolver	529,926
Saab Purchaser, Inc.	Delayed Draw	9,574,468
Saab Purchaser, Inc.	Revolver	4,787,234
Safety Borrower Holdings	Revolver	508,475
Sage Dental Management, LLC	Delayed Draw	2,122,013
Sage Dental Management, LLC	Revolver	1,350,800
SailPoint Technologies, Inc.	Revolver	483,072
Sako and Partners Lower Holdings LLC	Delayed Draw	3,549,655
Sako and Partners Lower Holdings LLC	Revolver	104,368
Sapphire Software Buyer, Inc.	Revolver	1,890,791
SDG Mgmt Company, LLC	Delayed Draw	7,889,062
SDG Mgmt Company, LLC	Revolver	525,938

Borrower	Type	Principal Amount
Secret Bidco Limited	Delayed Draw	1,938,895
Secret Bidco Limited	Revolver	1,163,337
Securonix, Inc.	Revolver	2,236,581
SEI Holding I Corporation	Delayed Draw	6,606,387
SEI Holding I Corporation	Revolver	1,048,686
SEI Holding I Corporation	Revolver	1,003,270
Seismic Software, Inc.	Delayed Draw	7,993,721
Seismic Software, Inc.	Revolver	272,390
Seko Global Logistics Network, LLC	Revolver	26,667
SePro Holdings, LLC	Delayed Draw	5,416,667
SePro Holdings, LLC	Revolver	5,416,667
Severin Acquisition, LLC	Delayed Draw	13,385,827
Severin Acquisition, LLC	Revolver	8,031,496
SG Acquisition, Inc.	Revolver	3,643,725
Shock Doctor Intermediate LLC	Revolver	2,099,664
SIB Corp.	Delayed Draw	2,571,153
SIB Corp.	Revolver	214,922
Signature Dental Partners LLC	Delayed Draw	1,380,783
Signature MD, Inc.	Delayed Draw	650,997
Signature MD, Inc.	Revolver	338,335
Simplicity Financial Marketing Holdings, Inc.	Delayed Draw	19,782,831
Simplicity Financial Marketing Holdings, Inc.	Revolver	1,388,467
SintecMedia NYC, Inc.	Revolver	762,712
Smile Doctors, LLC	Delayed Draw	1,987,500
Smile Doctors, LLC	Revolver	2,208,481
Sonar Acquisitionco, Inc.	Delayed Draw	17,358,491
Sonar Acquisitionco, Inc.	Revolver	2,264,151
Sonny’s Enterprises, LLC	Revolver	322,029
Sonny’s Enterprises, LLC	Revolver	640,244
Southern Air & Heat Holdings, LLC	First Lien Term Loan	23,209,565
Southern Orthodontic Partners Management, LLC	Delayed Draw	1,517,658
Southpaw AP Buyer, LLC	Delayed Draw	135,417
Southpaw AP Buyer, LLC	Revolver	451,389
Spaceship Purchaser, Inc.	Delayed Draw	1,406,885
Spaceship Purchaser, Inc.	Revolver	927,593
Spanx, LLC	Revolver	12,096,621
Spark Purchaser, Inc.	Revolver	1,351,351
Spartronics LLC	Revolver	778,520
Specialized Dental Holdings II, LLC	Delayed Draw	1,559,453
Spectrum Safety Solutions Purchaser, LLC	Delayed Draw	2,173,913
Spectrum Safety Solutions Purchaser, LLC	Revolver	4,275,363
Spectrum Safety Solutions, LLC	Delayed Draw	2,173,914

Borrower	Type	Principal Amount
Spectrum Safety Solutions, LLC	Revolver	1,623,188
ST Athena Global LLC	Delayed Draw	934,107
ST Athena Global LLC	Revolver	2,852,449
Stanton Carpet Corp.	Revolver	1,189,468
Star Dental Partners, LLC	Delayed Draw	337,365
Star Dental Partners, LLC	Revolver	260,500
STCH Intermediate Inc.	Revolver	419,401
Stepping Stones Healthcare Services, LLC	Revolver	2,000,000
Summit Buyer, LLC	Delayed Draw	14,894,022
Summit Buyer, LLC	Revolver	5,706,522
SumUp Holdings MidCo S.A.R.L.	Delayed Draw	19,175,224
Sun Acquirer Corp.	Delayed Draw	4,974,907
Sun Acquirer Corp.	Revolver	243,455
Sun Orchard, LLC	Delayed Draw	1,593,012
Sunraycer HPS Borrower LLC	Delayed Draw	2,250,000
Superior Insurance Partners LLC	Delayed Draw	3,414,410
Superior Insurance Partners LLC	Revolver	352,000
Superman Holdings LLC	Delayed Draw	4,367,931
Superman Holdings LLC	Revolver	1,934,236
SureScripts, LLC	Revolver	937,500
SureWerx Purchaser III, Inc.	Delayed Draw	1,875,000
SureWerx Purchaser III, Inc.	Revolver	1,509
SureWerx Purchaser III, Inc.	Revolver	221,000
SurfacePrep Buyer, LLC	Delayed Draw	2,689,200
SurfacePrep Buyer, LLC	Delayed Draw	1,842,734
SurfacePrep Buyer, LLC	Revolver	5,670,000
SurfacePrep Buyer, LLC	Revolver	3,885,282
SV Newco 2, Inc.	Delayed Draw	7,812,501
SV Newco 2, Inc.	Revolver	4,687,501
SV-Areo Holdings, LLC	Delayed Draw	13,432,836
SWK Buyer, Inc.	Revolver	1,228,070
Tamarack Intermediate, LLC	Revolver	3,023,438
Tango Bidco SAS	Delayed Draw	25,088,025
Tank Holding Corp.	Revolver	430,267
TBRS, Inc.	Delayed Draw	5,744,681
TBRS, Inc.	Revolver	3,000,000
TCP Hawker Intermediate LLC	Delayed Draw	1,695,721
TCP Hawker Intermediate LLC	Revolver	403
Team Acquisition Corporation	Revolver	4,618,975
TerSera Therapeutics, LLC	Revolver	531,828
The Arcticom Group, LLC	Delayed Draw	27,790
The Arcticom Group, LLC	Delayed Draw	708,935
The Arcticom Group, LLC	Revolver	2,000,000

Borrower	Type	Principal Amount
The Chartis Group, LLC	Delayed Draw	4,069,207
The Chartis Group, LLC	Delayed Draw	3,146,853
The Chartis Group, LLC	Revolver	2,034,603
The Chartis Group, LLC	Revolver	1,573,427
The Chempetitive Group	Delayed Draw	1,570,000
The Chempetitive Group	Revolver	446,500
The Colt Group Intermediate, LLC	Delayed Draw	1,215,441
The Colt Group Intermediate, LLC	Revolver	782,353
The Hiller Companies, Inc.	Delayed Draw	1,832,777
The Hiller Companies, Inc.	Revolver	1,592,565
The Ultimus Group Midco, LLC	Delayed Draw	4,820,114
The Ultimus Group Midco, LLC	Revolver	3,515,654
The Vertex Companies, Inc.	Revolver	408,721
THG Acquisition, LLC	Delayed Draw	2,957,516
THG Acquisition, LLC	Delayed Draw	12,362,768
THG Acquisition, LLC	Revolver	1,368,907
THG Acquisition, LLC	Revolver	5,722,196
Thrive Buyer, Inc.	Revolver	129,496
Thunder Buyer, Inc.	Delayed Draw	3,273,435
Thunder Buyer, Inc.	Delayed Draw	2,953,632
Thunder Buyer, Inc.	Revolver	1,746,163
Thunder Buyer, Inc.	Revolver	1,575,014
Thunder Purchase, Inc.	Delayed Draw	2,951,236
Thunder Purchase, Inc.	Revolver	5,879
Thunder Purchase, Inc.	Revolver	366,485
TickPick Intermediate Holdings, LLC	Revolver	344,253
TIDI Legacy Products, Inc.	Delayed Draw	3,623,188
TIDI Legacy Products, Inc.	Delayed Draw	6,974,525
TIDI Legacy Products, Inc.	Revolver	2,608,696
TIDI Legacy Products, Inc.	Revolver	5,021,658
TigerConnect, Inc.	Delayed Draw	571,878
TigerConnect, Inc.	Delayed Draw	30,000
TigerConnect, Inc.	Revolver	1,875,000
Tilley Chemical Co., Inc.	Revolver	2,555,556
Time Manufacturing Acquisition, LLC	Revolver	1,293,151
Titan Group Holdco, LLC	Delayed Draw	6,125,644
Titan Group Holdco, LLC	Revolver	1,596,462
Titan Group Holdco, LLC	Revolver	1,498,692
Titan Home Improvement, LLC	Delayed Draw	976,744
Titan Home Improvement, LLC	Revolver	813,953
Togetherwork Holdings, LLC	Delayed Draw	5,100,000
Top RX, LLC	Revolver	1,332,587
Trackforce Acquireco, Inc.	Revolver	445,230

Borrower	Type	Principal Amount
Transitions Hospice, LLC	Delayed Draw	179,700
Transitions Hospice, LLC	Revolver	281,600
Tribute Technology Holdings, LLC	Revolver	2,371,733
Trilon Group, LLC	Delayed Draw	7,214,329
Trilon Group, LLC	Revolver	1,892,973
Trimech Acquisition Corp	Revolver	541,549
Trintech, Inc.	Revolver	2,499,667
Tropical Bidco, LLC	Revolver	2,272,727
Troy Gastroenterology, P.C.	Revolver	197,044
TruBlue LLC	Delayed Draw	418,500
TruBlue LLC	Revolver	257,000
Truck-Lite Co., LLC	Delayed Draw	3,428,148
Truck-Lite Co., LLC	Delayed Draw	5,333,333
Truck-Lite Co., LLC	Revolver	2,513,975
Truck-Lite Co., LLC	Revolver	3,964,444
Trunk Acquisition, Inc.	Delayed Draw	2,451,357
Trunk Acquisition, Inc.	Revolver	1,193,049
Trunk Acquisition, Inc.	Revolver	2,500,000
Trystar, LLC	Delayed Draw	4,107,126
Trystar, LLC	Revolver	2,834,016
TSO Buyer, Inc. & Global Tracking Communications, LLC	Revolver	1,508,000
TSYL Corporate Buyer, Inc.	Revolver	3,500,000
TurningPoint Healthcare Solutions, LLC	Revolver	1,816,524
U.S. Signal Company, LLC	Delayed Draw	1,629,000
U.S. Signal Company, LLC	Revolver	813,000
Ubeo, LLC	Revolver	2,319,369
Unison Risk Advisors Inc.	Delayed Draw	8,585,000
Unison Risk Advisors Inc.	Delayed Draw	2,614,496
Unison Risk Advisors Inc.	Revolver	1,031,766
Unison Risk Advisors Inc.	Revolver	2,500,000
United Digestive MSO Parent, LLC	Delayed Draw	1,278,571
United Digestive MSO Parent, LLC	Delayed Draw	18,455,000
United Digestive MSO Parent, LLC	Revolver	3,993,363
United Digestive MSO Parent, LLC	Revolver	383,571
United Digestive MSO Parent, LLC	Revolver	892,400
United Digestive MSO Parent, LLC	Revolver	760,000
United Flow Technologies Intermediate Holdco II, LLC	Delayed Draw	2,977,112
United Flow Technologies Intermediate Holdco II, LLC	Revolver	528,091
United Musculoskeletal Partners Acquisition Holdings, LLC	Revolver	1,264,368
Universal Marine Medical Supply International, LLC	Delayed Draw	2,347,000
Universal Marine Medical Supply International, LLC	Revolver	187,500

Borrower	Type	Principal Amount
UpStack Holdco Inc.	Delayed Draw	4,375,000
UpStack Holdco Inc.	Revolver	1,487,500
Urology Management Holdings, Inc.	Revolver	1,190,476
US Anchors Group, Inc.	Revolver	856,428
US Fitness Holdings, LLC	Delayed Draw	5,169,231
US Fitness Holdings, LLC	Revolver	1,764,585
USHV Management, LLC	Revolver	64,199
USIC Holdings, Inc.	Delayed Draw	5,607,226
USIC Holdings, Inc.	Revolver	7,237,667
USRP Holdings, Inc.	Delayed Draw	2,471,870
USRP Holdings, Inc.	Delayed Draw	26,697,647
USRP Holdings, Inc.	Delayed Draw	582,277
USRP Holdings, Inc.	Revolver	752,688
USRP Holdings, Inc.	Revolver	645,161
USRP Holdings, Inc.	Revolver	3,919,648
USSC Holding Corp.	Revolver	1,877,686
V Global Holdings LLC	Revolver	3,830,861
Valcourt Holdings II, LLC	Delayed Draw	3,167,796
Vale Insurance Services LLC	Revolver	1,935,484
Valet Waste Holdings, Inc.	Revolver	46,431
Valicor PPC Intermediate I LLC	Revolver	497,850
Valkyrie Buyer, LLC	Delayed Draw	45,105,264
Valkyrie Buyer, LLC	Revolver	4,385,965
Vanguard Packaging, LLC	Revolver	402,990
Vardiman Black Holdings, LLC	Delayed Draw	8,760
Vardiman Black Holdings, LLC	Delayed Draw	548,284
Varsity Rejuvenate, LLC	Delayed Draw	688,000
Varsity Rejuvenate, LLC	Revolver	58,200
VB LPE, LLC	Subordinated Debt	4,477,777
Vehicle Accessories, Inc.	Revolver	146,186
Vensure Employer Services, Inc.	Delayed Draw	28,114,988
Vensure Employer Services, Inc.	Delayed Draw	1,504,484
Vertex Service Partners, LLC	Delayed Draw	3,985,763
Vertex Service Partners, LLC	Delayed Draw	11,130,336
Vertex Service Partners, LLC	Revolver	116,279
Vertex Service Partners, LLC	Revolver	232,558
Vertex Service Partners, LLC	Revolver	2,726,352
Vessco Midco Holdings, LLC	Delayed Draw	13,097,308
Vessco Midco Holdings, LLC	Delayed Draw	6,236,666
Vessco Midco Holdings, LLC	Revolver	5,230,769
Vessco Midco Holdings, LLC	Revolver	2,989,819

Borrower	Type	Principal Amount
VetEvolve Holdings, LLC	Delayed Draw	11,393,021
Viant Medical Holdings, Inc. (fka MedPlast Holdings, Inc.)	Delayed Draw	482,218
Victors Purchaser, LLC	Delayed Draw	4,104,607
Viper Bidco, Inc.	Delayed Draw	532,749
Viper Bidco, Inc.	Revolver	440,184
Visionary Buyer LLC	Delayed Draw	7,800,000
Visionary Buyer LLC	Revolver	3,000,000
Vital Care Buyer, LLC	Revolver	873,750
Vital Care Buyer, LLC	Revolver	4,343,385
VRC Companies, LLC	Delayed Draw	5,306,452
VRC Companies, LLC	Revolver	452,451
VSG Acquisition Corp.	Delayed Draw	5,681,667
VSG Acquisition Corp.	Revolver	1,750,000
W2O Holdings, Inc.	Revolver	198,427
Walter Surface Technologies Inc.	Delayed Draw	3,768,012
Water Holdings Acquisition LLC	Delayed Draw	8,074,765
Wealth Enhancement Group, LLC	Delayed Draw	15,471,892
Wealth Enhancement Group, LLC	Delayed Draw	2,587,541
Wealth Enhancement Group, LLC	Delayed Draw	19,354,839
Wealth Enhancement Group, LLC	Revolver	4,675,676
Wealth Enhancement Group, LLC	Revolver	906,041
Wealth Enhancement Group, LLC	Revolver	645,161
Wealth Enhancement Group, LLC	Revolver	964,314
Web PT, Inc.	Revolver	816,964
Weber-Stephen Products, LLC	Revolver	4,778,483
Western Veterinary Partners, LLC	Delayed Draw	5,447,722
Western Veterinary Partners, LLC	Delayed Draw	16,031,250
Wildcat Buyerco, Inc.	Delayed Draw	2,837,624
Wildcat Buyerco, Inc.	Revolver	2,553,862
Wolf-Gordon, Inc.	Revolver	124,400
Woolpert Holdings, Inc.	Delayed Draw	1,782,560
Woolpert Holdings, Inc.	Revolver	859,448
World Insurance Associates, LLC	Delayed Draw	14,049,474
WPP Bullet Buyer, LLC	Revolver	838,127
WRE Holding Corp.	Delayed Draw	10,461,492
WRE Holding Corp.	Revolver	7,970,661
WU Holdco, Inc.	Delayed Draw	2,105,800
WU Holdco, Inc.	Revolver	134,731
Xactly Corporation	Revolver	337,224
YA Intermediate Holdings II, LLC	Delayed Draw	4,214,600
YA Intermediate Holdings II, LLC	Revolver	1,921,858
YLG Holdings, Inc.	Delayed Draw	526,175

Borrower	Type	Principal Amount
YLG Holdings, Inc.	Delayed Draw	20,000,000
YLG Holdings, Inc.	Delayed Draw	1,138,260
YLG Holdings, Inc.	Revolver	7,142,857
YLG Holdings, Inc.	Revolver	330,889
Zavation Medical Products, LLC	Revolver	962,838
Zeus Company LLC	Delayed Draw	687,837
Zeus Company LLC	Revolver	793,658
Zinc Buyer Corporation	Delayed Draw	4,651,718
Zone & Company Software Consulting LLC	Delayed Draw	2,406,282
Zone & Company Software Consulting LLC	Revolver	1,289,080
Zone Climate Services, Inc.	Delayed Draw	4,094,347
Zone Climate Services, Inc.	Revolver	319,359
Total		$4,193,933,841

Reverse Repurchase Agreements

In a reverse repurchase agreement, the Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. In an open maturity reverse repurchase agreement, there is no pre-determined repurchase date and the agreement can be terminated by the Fund or counterparty at any time. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered and accrued interest payments to be made by the Fund to counterparties are reflected as liabilities on the Consolidated Statement of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as interest from reverse repurchase agreements on the Consolidated Statement of Operations. In periods of increased demand for the security, the Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities to be repurchased may decline below the repurchase price. Reverse repurchase agreements are valued at cost.

Master Repurchase Agreements and Global Master Repurchase Agreements (individually and collectively “Master Repo Agreements”) govern repurchase, reverse repurchase, and certain sale-buyback transactions between the Fund and select counterparties. Master Repo Agreements maintain provisions for, among other things, initiation, income payments, events of default, and maintenance of collateral. For the nine months ended December 31, 2024, the average balance outstanding and weighted average interest rate were $1,272,436 and 7.30%, respectively.

December 31, 2024
Remaining Contractual Maturity of the Agreements
Reverse Repurchase Agreements	Overnight and Continuous	Up to 30 days	30–90 days	Greater Than 90 days	Total
Collateralized Loan Obligations	$—	$—	$—	$—	$—
Total	$—	$—	$—	$—	$—

Borrowing, Use of Leverage

On March 29, 2022, the Fund and certain of its wholly-owned subsidiaries (“Guarantors”) entered into a senior secured credit facility (the “Facility”) with Massachusetts Mutual Life Insurance Company as a joint lead arranger, PNC Bank, National Association (“PNC”) as administrative agent and joint lead arranger and with certain lenders from time to time as parties thereto (the “Lenders”). The Facility, as most recently amended effective December 18, 2024, provides for borrowings on a committed basis in an aggregate principal amount up to $5,300,000,000. Under the Facility, the Fund has 6-year term loans in the amount of $1,190,000,000 (“Term Loans”), may borrow up to an additional $3,007,500,000 on a revolving basis (the “Revolving Loan”), and may borrow up to an additional $1,102,500,000 on a delayed draw term loan (“DDTL”). The Fund may request the Revolving Loan to be increased from time to time up to an aggregate amount of $6,500,000,000, subject to the approval and discretion of the lenders. The Revolving Loan matures on April 6, 2029 and Term Loans and DDTL mature on April 8, 2030.

In connection with the Facility and Notes (discussed below under “Senior Notes”), the Fund and Guarantors have made certain customary representations and warranties and are required to comply with various customary covenants, reporting requirements and other requirements. The Facility and Notes each contain events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Guarantors or the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the Lenders or Note holders may declare the outstanding advances and all other obligations under the Facility and the Notes, respectively, immediately due and payable or incur a default rate of interest. The Facility and/or Notes may in the future be replaced or refinanced by entering into one or more new credit facilities or by the issuance of new debt securities, in each case having substantially different terms from the current Facility and Notes.

The use of leverage increases both risk of loss and profit potential. The Fund is subject to the Investment Company Act requirement that an investment company satisfy an asset coverage requirement of 300% of its indebtedness, including amounts borrowed (including through one or more SPVs that are wholly-owned subsidiaries of the Fund), measured at the time the investment company incurs the indebtedness. This means that at certain times, such as when the Fund incurs indebtedness, the value of the Fund's total indebtedness may not exceed one-third the value of its total assets (including such indebtedness). The interests of persons with whom the Fund (or SPVs that are wholly-owned subsidiaries of the Fund) enters into leverage arrangements will not necessarily be aligned with the interests of the Fund's shareholders and such persons will have claims on the Fund's assets that are senior to those of the Fund's shareholders. In addition to the risks created by the Fund's use of leverage, the Fund is subject to the additional risk that it would be unable to timely, or at all, obtain leverage borrowing. The Fund might also be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the Fund's ability to generate income from the use of leverage would be adversely affected.

Secured Borrowings

From time to time, the Fund may engage in sale/buy-back agreements, which are a type of secured borrowing. The amount, interest rate and terms of these agreements will be individually negotiated on a transaction-by-transaction basis. Each borrowing is secured by an interest in an underlying asset which is participated or assigned to the sale/buy-back counter party for the duration of the agreement. There were no secured borrowings outstanding as of December 31, 2024.

Senior Notes (the “Notes”)

On March 29, 2022, the Fund issued Series A Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $650 million, maturing on March 28, 2027. On June 7, 2022, the Fund issued additional Series A notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $250 million, maturing on March 28, 2027. On July 22, 2022, the Fund issued Series B, Series C, Series E and Series F notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $635 million with various maturities. On September 29, 2022, the Fund issued Series D and Series G notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $50 million with various maturities. On December 6, 2022, the Fund issued Series H, Series I and Series J notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $270 million with various maturities. On January 5, 2023, the Fund issued additional Series I notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $10 million maturing on December 6, 2027. On August 4, 2023, the Fund issued Series K, Series L, Series M and Series N notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $600 million with various maturities. On December 19, 2023, the Fund issued additional Series O, Series P, Series Q, Series R, and Series S notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $733 million with various maturities. On January 20, 2024, the Fund issued additional Series O Senior Secured Notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $27 million, maturing on January 20, 2027. On March 18, 2024, the Fund issued additional Series T notes for a private placement to qualified institutional purchasers in the aggregate principal amount of $300 million, maturing on April 12, 2029. On August 15, 2024, the Fund issued additional Series U, Series V, Series W, Series X and Series Y notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $1,370 million with various maturities. On December 10, 2024, the Fund issued additional Series Z, Series AA, Series BB, Series CC and Series DD notes in a private placement to qualified institutional purchasers in the aggregate principal amount of $755 million with various maturities. The obligations of the Fund and each of the Guarantors under the Facility and the Notes are secured by a first-priority security interest on substantially all of the assets of the Fund and each of the Guarantors.

In connection with the Notes, the Fund entered into interest rate swaps to more closely align the interest rates of its liabilities with its investment portfolio, which consists of predominately floating rate loans. Under the interest rate swap agreements, the Fund receives a fixed interest rate and pays a floating interest rate of daily simple SOFR plus various spreads as disclosed on the Consolidated Schedule of Swap Contracts on notional amounts equal to the principal outstanding of the Notes. The Fund designated the interest rate swaps as the hedging instruments in effective hedge accounting relationships. See Notes 10 and 11 for more information regarding the interest rate swaps.

The table below sets forth a summary of the key terms of the series of Notes outstanding at December 31, 2024.

Series	Principal Outstanding December 31, 2024	Payment Frequency	Unamortized Offering Costs	Interest Rate Fair Value Adjustment	Carrying Value December 31, 2024	Fair Value December 31, 2024	Fixed Interest Rate	Effective Interest Rate	Maturity Date
A	$650,000,000	Semi-Annual	$41,050	$19,934,582	$630,024,368	$623,916,362	4.10%	5.92%	March 28, 2027
A	250,000,000	Semi-Annual	15,044	4,749,905	245,235,051	239,967,832	4.10%	5.52%	March 28, 2027
B	215,000,000	Semi-Annual	239,720	(1,271,756)	216,032,036	214,492,548	5.44%	7.08%	July 19, 2025
C	130,000,000	Semi-Annual	302,123	359,873	129,338,004	129,089,156	5.50%	7.24%	July 19, 2026
D	10,000,000	Semi-Annual	23,235	24,618	9,952,147	9,929,935	5.50%	7.39%	July 19, 2026
E	130,000,000	Semi-Annual	394,012	1,620,939	127,985,049	128,704,917	5.61%	7.42%	July 19, 2027
F	160,000,000	Semi-Annual	611,677	5,255,597	154,132,726	156,521,286	5.72%	7.60%	July 19, 2029
G	40,000,000	Semi-Annual	152,924	1,306,701	38,540,375	39,130,322	5.72%	7.76%	July 19, 2029
H	34,000,000	Semi-Annual	98,301	(50,833)	33,952,532	34,352,317	7.06%	8.10%	December 6, 2025
I	95,000,000	Semi-Annual	815,832	47,135	94,137,033	97,590,955	7.10%	8.45%	December 6, 2027
I	10,000,000	Semi-Annual	51,562	6,354	9,942,084	10,272,732	7.10%	8.33%	December 6, 2027
J	141,000,000	Semi-Annual	1,546,024	915,480	138,538,496	146,194,132	7.17%	8.60%	December 6, 2029
K	115,200,000	Semi-Annual	516,032	(23,357)	114,707,325	116,593,573	6.75%	8.15%	August 4, 2026
L	304,800,000	Semi-Annual	1,845,814	3,340,806	299,613,380	311,015,438	6.77%	8.45%	August 4, 2028
M	114,000,000	Semi-Annual	767,056	2,930,670	110,302,274	116,598,709	6.81%	8.63%	August 4, 2030
N	66,000,000	Semi-Annual	477,380	3,010,289	62,512,331	68,124,678	6.99%	8.88%	August 4, 2033
O	85,000,000	Semi-Annual	457,853	(395,926)	84,938,073	86,757,850	7.04%	8.24%	January 20, 2027
O	27,000,000	Semi-Annual	14,937	(107,012)	27,092,075	27,558,376	7.04%	8.15%	January 20, 2027
P	224,000,000	Semi-Annual	1,444,999	(4,114,396)	226,669,397	231,129,833	7.06%	8.34%	January 20, 2027
Q	155,000,000	Semi-Annual	1,071,628	(2,517,673)	156,446,045	161,890,841	7.23%	8.54%	January 20, 2029
R	224,000,000	Semi-Annual	1,627,176	(3,186,790)	225,559,614	237,564,710	7.40%	8.69%	January 20, 2031
S	45,000,000	Semi-Annual	333,054	63,164	44,603,782	48,538,440	7.51%	8.77%	January 20, 2034
T	150,000,000	Semi-Annual	1,020,484	(4,109)	148,983,625	152,907,431	6.69%	7.96%	January 20, 2036
T	150,000,000	Semi-Annual	1,020,484	287,157	148,692,359	152,907,431	6.69%	7.98%	April 12, 2029
U	268,000,000	Semi-Annual	2,101,279	(4,978,006)	270,876,727	269,564,798	6.20%	6.95%	April 12, 2029
V	486,000,000	Semi-Annual	3,835,416	736,589	481,427,995	488,579,995	6.32%	7.33%	August 15, 2027
W	328,000,000	Semi-Annual	2,595,239	2,648,203	322,756,558	328,490,953	6.40%	7.50%	August 15, 2029
X	93,000,000	Semi-Annual	737,230	462,701	91,800,069	92,611,607	6.46%	7.60%	August 15, 2031
Y	195,000,000	Semi-Annual	1,546,913	4,558,197	188,894,890	194,078,190	6.51%	7.69%	August 15, 2034
Z		Semi-Annual		896,268	(896,268)		5.76%		January 15, 2028
AA		Semi-Annual		2,447,104	(2,447,104)		5.85%		March 14, 2030
BB		Semi-Annual		3,914,998	(3,914,998)		6.01%		March 14, 2032
CC		Semi-Annual		2,922,330	(2,922,330)		6.13%		March 14, 2035
DD		Semi-Annual		7,297,036	(7,297,036)		6.18%		January 15, 2037
Total	$4,895,000,000		$25,704,478	$53,086,838	$4,816,208,684	$4,915,075,347

The Notes are fair valued using an income approach and classified as level 3 in the fair value hierarchy. The discount rates used ranged from 5.89% – 6.58%.

The Fund shall at all times maintain a current rating given by a Nationally Recognized Statistical Rating Organization (an “NRSRO”) of at least Investment Grade with respect to the Notes and shall not at any time have any rating given by a NRSRO of less than Investment Grade with respect to the Notes. The Notes have been assigned an “AA” long-term ratings by Kroll Bond Rating Agency, LLC.

In keeping with the Investment Company Act requirement that the Fund may not issue more than one class of senior securities constituting indebtedness, the Facility and Notes rank pari passu with each other, and the lien on the Fund’s assets securing the Notes is equal and ratable with the lien securing the Facility. The Facility and Notes are senior in all respects to the Fund’s outstanding shares with respect to the payment of dividends and the distribution of assets upon dissolution, liquidation or winding up of the affairs of the Fund.

The Fund complies with Section 8 and Section 18 of the Investment Company Act, governing investment policies and capital structure and leverage, respectively, on an aggregate basis with the Guarantors. The Guarantors also comply with Section 17 of the Investment Company Act relating to affiliated transactions and custody.

At December 31, 2024, the Fund was in compliance with all covenants under the Note Agreements.

3. Fair Value of Investments

Fair value – Definition

All investments in securities are recorded at fair value. The Fund uses a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are as follows:

●	Level 1 – Valuations based on unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

●	Level 2 – Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

●	Level 3 – Valuations based on inputs that are both significant and unobservable to the overall fair value measurement.

Investments in Private Investment Funds measured based upon NAV as a practical expedient to determine fair value are not required to be categorized in the fair value hierarchy.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainly of valuation, estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Valuation Designee in determining fair value is greatest for investments categorized in Level 3.

The Fund’s assets recorded at fair value have been categorized based on a fair value hierarchy as described in the Fund’s significant accounting policies. The following table presents information about the Fund’s assets and liabilities measured at fair value as of December 31, 2024:

Assets	Level 1	Level 2	Level 3	Net Asset Value	Total
Investments, at fair value
Senior Secured Loans	$-	$161,677,286	$20,057,432,912	$-	$20,219,110,198
Private Investment Vehicles	-	-	62,187,326	9,621,556,337	9,683,743,663
Collateralized Loan Obligations	-	38,315,779	90,669,404	-	128,985,183
Preferred Stocks	-	-	136,125,491	-	136,125,491
Common Stocks	29,874,652	-	48,827,408	-	78,702,060
Subordinated Debt	-	-	275,123,992	-	275,123,992
Warrants	-	-	570,518	-	570,518
Short-Term Investments	540,814,003	-	-	-	540,814,003
Total Investments, at fair value	$570,688,655	$199,993,065	$20,670,937,051	$9,621,556,337	$31,063,175,108

Other Financial Instruments[1]
Forward Contracts	$-	$4,708,865	$-	$-	$4,708,865
Swap Contracts	-	16,649,858	-	-	16,649,858
Total Assets	$570,688,655	$221,351,788	$20,670,937,051	$9,621,556,337	$31,084,533,831
Liabilities
Other Financial Instruments[1]
Forward Contracts	$-	$84,979	$-	$-	$84,979
Swap Contracts	-	69,736,696	-	-	69,736,696
Total Liabilities, at fair value	$-	$69,821,675	$-	$-	$69,821,675

[1]	Other financial instruments are derivative instruments such as futures contracts, forward contracts and swap contracts. Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The following table presents the changes in assets and transfers in and out for investments that are classified in Level 3 of the fair value hierarchy for the period ended December 31, 2024:

	Senior Secured Loans	Private Investment Vehicles	Collateralized Loan Obligations	Preferred Stocks	Subordinated Debt	Warrants	Common Stocks	Total
Balance as of April 1, 2024	$13,463,656,668	$82,218,161	$129,367,598	$103,527,517	$23,813,227	$10,366,783	$21,406,749	$13,834,356,703
Purchases	14,235,983,989	22,509,582	-	36,272,945	260,259,968	352,127	20,816,969	14,576,195,580
Sales/Paydowns	(7,780,124,645)	(45,450,000)	(20,129,641)	(29,683)	-	(1,152,261)	(268,573)	(7,847,154,803)
Realized gains (losses)[1]	16,673,557	-	-	183	-	-	14,474	16,688,214
Original issue discount and amendment fees	(8,256,392)	-	2,168,694	-	-	-	-	(6,087,698)
Accretion	28,908,312	-	110,799	-	103,838	-	-	29,122,949
Change in Unrealized appreciation (depreciation)	(7,926,235)	2,909,583	(10,609,866)	(3,714,671)	(9,053,041)	(8,996,131)	6,926,989	(30,463,372)
Transfers In2	131,309,701	-	7,527,266	69,200	-	-	-	138,906,167
Transfers Out[3]	(22,792,043)	-	(17,765,446)	-	-	-	(69,200)	(40,626,689)
Balance as of December 31, 2024	$20,057,432,912	$62,187,326	$90,669,404	$136,125,491	$275,123,992	$570,518	$48,827,408	$20,670,937,051
Net change in unrealized appreciation/(depreciation) attributable to Level 3 investments held at December 31, 2024	$(3,465,235)	$2,909,583	$(7,542,154)	$(3,714,671)	$(9,053,041)	$(1,403,064)	$6,929,258	$(15,339,324)

[1]	Senior Secured Loans includes paydown gains (losses) of $21,303,875.
[2]	Transferred from Level 2 to Level 3 because observable market data became unavailable for the investments.
[3]	Transferred from Level 3 to Level 2 because observable market data became available for the investments.

4. Related Party Transactions and Arrangements

Transactions related to investments in affiliated companies, as defined by the Investment Company Act, by virtue of the Fund owning at least 5% of the voting securities of the issuer, for the period ended December 31, 2024 were as follows:

Affiliated Investment Company	Type of Asset	Industry	Beginning Value at March 31, 2024	Purchases at Cost	Proceeds from Sales	Dividend Income	Realized Gain/ (Loss)	Change in Unrealized Gain (Loss)	Value at December 31, 2024
FBLC Senior Loan Fund LLC[1]	Investment Fund	Diversified	$78,794,409	$-	$-	$6,471,706	$-	$2,977,562	$81,771,971
Middle Market Credit Fund II, LLC[2]	Investment Fund	Diversified	13,324,908	-	-	1,666,350	-	(131,734)	13,193,174
Total			$92,119,317	$-	$-	$8,138,056	$-	$2,845,828	$94,965,145

[1]	Franklin BSP Lending Corporation (FBLC) and Cliffwater Corporate Lending Fund (the “Fund”) are the members of FBLC Senior Loan Fund LLC (SLF), a joint venture formed as a Delaware limited liability company that is not consolidated by either member for financial reporting purposes. The members make investments in SLF in the form of LLC equity interests as SLF makes investments, and all portfolio and other material decisions regarding SLF must be submitted to SLF’s board of directors which is comprised of an equal number of members appointed by each of FBLC and the Fund. Because management of SLF is shared equally between FBLC and the Fund, the Fund does not believe it controls SLF for purposes of the Investment Company Act or otherwise.
[2]	Carlyle Secured Lending, Inc (CSL) and Cliffwater Corporate Lending Fund (the “Fund”) are the members of Middle Market Credit Fund II, LLC (MMCF), a joint venture formed as a Delaware limited liability company that is not consolidated by either member for financial reporting purposes. The members make investments in MMCF in the form of LLC equity interests as MMCF makes investments, and all portfolio and other material decisions regarding MMCF must be submitted to MMCF’s board of directors which is comprised of an equal number of members appointed by each of CSL and the Fund. Because management of MMCF is shared equally between CSL and the Fund, the Fund does not believe it controls MMCF for purposes of the Investment Company Act or otherwise.